Document and Entity Information	3 Months Ended
Mar. 30, 2013
Document and Entity Information [Abstract]
Entity Registrant Name	PLY GEM HOLDINGS INC
Entity Central Index Key	0001284807
Entity Filer Category	Non-accelerated Filer
Document Type	S-1
Document Period End Date	Mar 30, 2013
Amendment Flag	false

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended											12 Months Ended
	Mar. 30, 2013	Dec. 31, 2012	Sep. 29, 2012		Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Oct. 01, 2011	Jul. 02, 2011	Apr. 02, 2011		Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net sales	$ 257,097	$ 268,643	$ 306,193		$ 307,289	$ 239,176	$ 242,370	$ 297,889	$ 294,491	$ 200,107		$ 1,121,301	$ 1,034,857	$ 995,906
Cost of products sold	215,251					196,261						877,102	824,325	779,946
Gross profit	41,846	57,218	70,693		73,373	42,915	49,899	65,822	67,029	27,782		244,199	210,532	215,960
Operating expenses:
Selling, general and administrative expenses	38,216					34,993						147,242	138,912	130,460
Amortization of intangible assets	4,202					6,719						26,937	26,689	27,099
Write-off of previously capitalized offering costs												0	0	1,571
Total operating expenses	42,418					41,712						174,179	165,601	159,130
Operating earnings	(572)					1,203						70,020	44,931	56,830
Foreign currency gain	(33)					68						409	492	510
Interest expense	(23,668)					(25,056)						(103,133)	(101,488)	(122,992)
Interest income	15					15						91	104	159
Gain (loss) on modification or extinguishment of debt												(3,607)	(27,863)	98,187
Income (loss) before provision for income taxes	(24,258)					(23,770)						(36,220)	(83,824)	32,694
Provision for income taxes	3,849					1,872						2,835	683	5,027
Net income (loss)	(28,107)	(15,007)	(3,673)	[1]	5,267	(25,642)	(15,220)	(458)	2,063	(70,892)	[2]	(39,055)	(84,507)	27,667
Comprehensive loss	(28,875)					(24,979)						(39,323)	(91,798)	28,566
Pro forma earnings (loss) per common share (unaudited):
Basic and diluted earnings (loss) per common share	$ (281,070)	$ (150,070)	$ (36,730)		$ 52,670	$ (256,420)	$ (152,200)	$ (4,580)	$ 20,630	$ (708,920)		$ (390,550)	$ (845,070)	$ 276,670
Common stock [Member]
Pro forma earnings (loss) per common share (unaudited):
Weighted average common shares outstanding	100	100	100		100	100	100	100	100	100		100	100	100
Pro forma [Member]
Operating expenses:
Net income (loss)	$ (28,137)											$ (43,918)
Pro forma earnings (loss) per common share (unaudited):
Basic and diluted earnings (loss) per common share	$ (0.43)											$ (0.68)
Pro forma [Member] | Common stock [Member]
Pro forma earnings (loss) per common share (unaudited):
Weighted average common shares outstanding	64,751,968											64,751,968

[1]	The net loss for the quarter ended September 29, 2012 includes an approximate $3.6 million loss on modification or extinguishment of debt. See Note 4 for description of loss on debt modification and extinguishment.
[2]	The net loss for the quarter ended April 2, 2011 includes an approximate $27.9 million loss on modification or extinguishment of debt. See Note 4 for description of loss on debt modification and extinguishment.

CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME (USD $) In Thousands, unless otherwise specified	3 Months Ended											12 Months Ended
	Mar. 30, 2013	Dec. 31, 2012	Sep. 29, 2012		Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Oct. 01, 2011	Jul. 02, 2011	Apr. 02, 2011		Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement of Other Comprehensive Income [Abstract]
Net (loss) income	$ (28,107)	$ (15,007)	$ (3,673)	[1]	$ 5,267	$ (25,642)	$ (15,220)	$ (458)	$ 2,063	$ (70,892)	[2]	$ (39,055)	$ (84,507)	$ 27,667
Other comprehensive (loss) income, net of tax:
Currency translation	(768)					663						835	(691)	1,639
Minimum pension liability for actuarial loss, net of tax												(1,103)	(6,600)	(740)
Other comprehensive (loss) income												(268)	(7,291)	899
Comprehensive (loss) income	$ (28,875)					$ (24,979)						$ (39,323)	$ (91,798)	$ 28,566

[1]	The net loss for the quarter ended September 29, 2012 includes an approximate $3.6 million loss on modification or extinguishment of debt. See Note 4 for description of loss on debt modification and extinguishment.
[2]	The net loss for the quarter ended April 2, 2011 includes an approximate $27.9 million loss on modification or extinguishment of debt. See Note 4 for description of loss on debt modification and extinguishment.

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Mar. 30, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current Assets:
Cash and cash equivalents	$ 11,162	$ 27,194	$ 20,197	$ 11,700	$ 17,498	$ 17,063
Accounts receivable, less allowances	136,553	115,052		109,515
Inventories:
Raw materials	51,626	39,952		41,909
Work in process	25,205	20,931		24,286
Finished goods	45,879	39,409		38,610
Total inventory	122,710	100,292		104,805
Prepaid expenses and other current assets	16,061	15,384		13,272
Deferred income taxes	5,224	5,172		5,675
Total current assets	291,710	263,094		244,967
Property and Equipment, at cost:
Land	3,737	3,737		3,737
Buildings and improvements	38,422	37,941		36,588
Machinery and equipment	299,242	293,275		272,120
Total property and equipment	341,401	334,953		312,445
Less accumulated depreciation	(241,050)	(235,848)		(212,600)
Total property and equipment, net	100,351	99,105		99,845
Other Assets:
Intangible assets, net	90,153	94,356		121,148
Goodwill	392,224	392,455		391,467
Deferred income taxes	2,871	2,981		3,121
Other	28,807	29,859		32,364
Total other assets	514,055	519,651		548,100
Total Assets	906,116	881,850		892,912
Current Liabilities:
Accounts payable	79,582	67,797		50,090
Accrued expenses	79,918	93,918		90,881
Total current liabilities	159,500	161,715		140,971
Deferred income taxes	13,002	10,049		9,865
Other long-term liabilities	60,719	60,644		57,728
Long-term debt	1,016,256	964,384		961,670
Commitments and contingencies
Stockholder’s Deficit:
Preferred stock $0.01 par, 100 shares authorized, none issued and outstanding	0	0		0
Common stock $0.01 par, 100 shares authorized, issued and outstanding	0	0		0
Additional paid-in-capital	311,490	311,034		309,331
Accumulated deficit	(647,747)	(619,640)		(580,585)
Accumulated other comprehensive loss	(7,104)	(6,336)		(6,068)	1,223	324
Total stockholder’s deficit	(343,361)	(314,942)		(277,322)	(173,088)	(313,482)
Total Liabilities and Stockholder's Deficit	$ 906,116	$ 881,850		$ 892,912

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Mar. 30, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011
Current Assets:
Accounts receivable, allowances	$ 3,343	$ 3,584	$ 3,584	$ 3,883
Stockholder’s Deficit:
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized (in shares)	100	100	100	100
Preferred stock, shares issued (in shares)	0	0	0	0
Preferred stock, shares outstanding (in shares)	0	0	0	0
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	100	100	100	100
Common stock, shares issued (in shares)	100	100	100	100
Common stock, shares outstanding (in shares)	100	100	100	100

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income (loss)	$ (39,055)	$ (84,507)	$ 27,667
Adjustments to reconcile net income (loss) to cash provided by (used in) operating activities:
Depreciation and amortization expense	52,277	54,020	60,718
Non-cash interest expense, net	11,428	10,518	9,800
Gain on foreign currency transactions	(409)	(492)	(510)
(Gain) loss on modification or extinguishment of debt	3,607	27,863	(98,187)
Write-off of previously capitalized offering costs	0	0	1,571
Stock based compensation	1,703	430	164
Deferred income taxes	1,027	6,293	1,603
Reduction in tax uncertainty, net of valuation allowance	(92)	(6,617)	0
Other	(37)	(484)	(168)
Changes in operating assets and liabilities:
Accounts receivable, net	(5,377)	(13,266)	(3,023)
Inventories	4,696	(6,413)	(120)
Prepaid expenses and other assets	(2,534)	(1,948)	7,624
Accounts payable	17,606	(4,772)	1,917
Accrued expenses	4,592	15,314	452
Cash payments on restructuring liabilities	(1,177)	(407)	(2,630)
Other	449	1,009	(130)
Net cash provided by (used in) operating activities	48,704	(3,459)	6,748
Cash flows from investing activities:
Capital expenditures	(24,646)	(11,490)	(11,105)
Proceeds from sale of assets	193	102	2,032
Acquisitions, net of cash acquired	(100)	0	0
Net cash used in investing activities	(24,553)	(11,388)	(9,073)
Cash flows from financing activities:
Proceeds from long-term debt	102,991	423,684	145,709
Payments on long-term debt	(58,991)	(348,684)	(141,191)
Net revolver borrowings (payments)	(40,000)	55,000	5,000
Payments on previous revolver credit facility	0	(30,000)	0
Payment of early tender premium	(9,844)	(49,769)	0
Equity contributions	0	0	2,428
Equity repurchases	0	(14,049)	(2,978)
Debt issuance costs paid	(2,969)	(26,984)	(5,029)
Tax payments on behalf of parent	0	0	(1,532)
Net cash provided by (used in) financing activities	(8,813)	9,198	2,407
Impact of exchange rate movements on cash	156	(149)	353
Net increase (decrease) in cash and cash equivalents	15,494	(5,798)	435
Cash and cash equivalents at the beginning of the period	11,700	17,498	17,063
Cash and cash equivalents at the end of the period	27,194	11,700	17,498
Supplemental information
Interest paid	95,406	90,867	113,032
Income taxes paid (received), net	$ 307	$ 3,937	$ (4,857)

CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY (DEFICIT) (USD $) In Thousands, unless otherwise specified	Total	Additional Paid in Capital	Retained Earnings (Accumulated Deficit)	Accumulated Other Comprehensive Income (Loss)
Beginning Balance at Dec. 31, 2009	$ (313,482)	$ 209,939	$ (523,745)	$ 324
Comprehensive income (loss)
Net (loss) income	27,667	0	27,667	0
Currency translation	1,639	0	0	1,639
Minimum pension liability for actuarial loss, net of tax	(740)	0	0	(740)
Comprehensive (loss) income	28,566
Non-cash equity contribution by affiliate	114,929	114,929	0	0
Contributions and repurchase of equity, net	(550)	(550)	0	0
Tax payments on behalf of parent	(1,532)	(1,532)	0	0
Repurchase of former employee equity	(1,183)	(1,183)	0	0
Stock compensation	164	164	0	0
Ending Balance at Dec. 31, 2010	(173,088)	321,767	(496,078)	1,223
Comprehensive income (loss)
Net (loss) income	(84,507)	0	(84,507)	0
Currency translation	(691)	0	0	(691)
Minimum pension liability for actuarial loss, net of tax	(6,600)	0	0	(6,600)
Comprehensive (loss) income	(91,798)
Tax payments on behalf of parent	0
Repurchase of former employee equity	(12,866)	(12,866)	0	0
Stock compensation	430	430	0	0
Ending Balance at Dec. 31, 2011	(277,322)	309,331	(580,585)	(6,068)
Comprehensive income (loss)
Net (loss) income	(39,055)	0	(39,055)	0
Currency translation	835	0	0	835
Minimum pension liability for actuarial loss, net of tax	(1,103)	0	0	(1,103)
Comprehensive (loss) income	(39,323)
Tax payments on behalf of parent	0
Stock compensation	1,703	1,703	0	0
Ending Balance at Dec. 31, 2012	$ (314,942)	$ 311,034	$ (619,640)	$ (6,336)

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	3 Months Ended	12 Months Ended
	Mar. 30, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Summary of significant accounting policies
Basis of presentation
The accompanying unaudited condensed consolidated financial statements of Ply Gem Holdings, Inc. and its subsidiaries (referred to herein as “Ply Gem Holdings”, “Ply Gem”, the “Company”, “we”, “us”, or “our”) have been prepared in accordance with U.S. generally accepted accounting principles as described in the consolidated financial statements and related notes included in our 2012 Annual Report on Form 10-K filed with the Securities and Exchange Commission on March 15, 2013. These statements do not include all of the information and footnotes required by U.S. generally accepted accounting principles and should be read in conjunction with our 2012 Annual Report on Form 10-K. In management’s opinion, all normal and recurring adjustments considered necessary for a fair presentation have been included. Operating results for the period from January 1, 2013 through March 30, 2013 are not necessarily indicative of the results that may be expected for the year ending December 31, 2013.
Prior to January 11, 2010, Ply Gem Holdings was a wholly owned subsidiary of Ply Gem Investment Holdings, Inc. (“Ply Gem Investment Holdings”), which was wholly owned by Ply Gem Prime Holdings, Inc. (“Ply Gem Prime”). Ply Gem Investment Holdings was incorporated on January 23, 2004 by affiliates of CI Capital Partners LLC (“CI Capital Partners”) for the purpose of acquiring Ply Gem Industries, Inc. (“Ply Gem Industries”) from Nortek, Inc. (“Nortek”). On January 11, 2010, Ply Gem Investment Holdings was merged with and into Ply Gem Prime, with Ply Gem Prime as the surviving corporation. As a result, each outstanding share of senior preferred stock of Ply Gem Investment Holdings was converted into a share of a corresponding class of shares of the capital stock of Ply Gem Prime. As a result, Ply Gem Holdings is currently a wholly owned subsidiary of Ply Gem Prime. The Ply Gem acquisition was completed on February 12, 2004, when Nortek sold Ply Gem Industries to Ply Gem Holdings pursuant to the terms of the stock purchase agreement among Ply Gem Investment Holdings, Nortek, and WDS LLC, dated as of December 19, 2003, as amended.
The condensed consolidated balance sheet at December 31, 2012 has been derived from the audited consolidated financial statements of Ply Gem Holdings at that date, but does not include all of the information and footnotes required by U.S. generally accepted accounting principles for complete financial statements.
The Company’s fiscal quarters are based on periods ending on the Saturday of the last week in the quarter. Therefore, the financial results of certain fiscal quarters will not be comparable to the prior and subsequent fiscal quarters. The accompanying financial statements include the Company’s condensed consolidated statements of operations for the three months ended March 30, 2013 and March 31, 2012, the condensed consolidated statements of cash flows for the three months ended March 30, 2013 and March 31, 2012, and the condensed consolidated balance sheets as of March 30, 2013 and December 31, 2012.
Ply Gem is a diversified manufacturer of exterior building products, which are sold primarily in the United States and Canada, and include a wide variety of products for the residential and commercial construction, the do-it-yourself and the professional remodeling and renovation markets. The demand for the Company’s products is seasonal, particularly in the Northeast and
Midwest regions of the United States and Western Canada where inclement weather during the winter months usually reduces the level of building and remodeling activity in both the home repair and remodeling and new home construction sectors. The Company’s sales are usually lower during the first and fourth quarters.
To a significant extent our performance is dependent upon the levels of home repair and remodeling and new home construction spending, all of which are affected by such factors as interest rates, inflation, consumer confidence, unemployment, and availability of consumer credit.
Principles of consolidation
The condensed consolidated financial statements include the accounts of Ply Gem Holdings and its subsidiaries, all of which are wholly owned. All intercompany accounts and transactions have been eliminated.
Accounting policies and use of estimates
The preparation of these condensed consolidated financial statements in conformity with U.S. generally accepted accounting principles involves estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expense during the reporting periods. Certain of the Company’s accounting policies require the application of judgment in selecting the appropriate assumptions for calculating financial estimates. By their nature, these judgments are subject to an inherent degree of uncertainty. The Company periodically evaluates the judgments and estimates used in their critical accounting policies to ensure that such judgments and estimates are reasonable. Such estimates include the allowance for doubtful accounts receivable, rebates, pensions, valuation reserve for inventories, warranty reserves, legal contingencies, assumptions used in the calculation of income taxes, projected cash flows used in the goodwill and intangible asset impairment tests, and environmental accruals and other contingencies. These judgments are based on the Company’s historical experience, current trends and information available from other sources, and are based on management’s best estimates and judgments. The Company adjusts such estimates and assumptions when facts and circumstances dictate. Illiquid credit markets, volatile equity markets, foreign currency, litigation risk, and the depressed housing and remodeling markets have combined to increase the uncertainty inherent in such estimates and assumptions. If different conditions result from those assumptions used in the Company’s judgments, actual results could be materially different from the Company’s estimates.
Cash and cash equivalents
Cash equivalents consist of short-term highly liquid investments with original maturities of three months or less and which are readily convertible into cash.
Accounts receivable
Accounts receivable-trade are recorded at their net realizable value. The allowance for doubtful accounts was $3.3 million and $3.6 million at March 30, 2013 and December 31, 2012, respectively. The Company maintains allowances for doubtful accounts for estimated losses resulting from the inability of its customers to make required payments. The Company estimates the allowance for doubtful accounts based on a variety of factors including the length of time receivables are past due, the financial health of its customers, unusual macroeconomic conditions and historical experience. If the financial condition of its customers deteriorates or other circumstances occur that result in an impairment of customers’ ability to make payments, the Company records additional allowances as needed. The Company writes off uncollectible trade accounts receivable against the allowance for doubtful accounts when collection efforts have been exhausted and/or any legal action taken by the Company has concluded.
Inventories
Inventories in the accompanying consolidated balance sheets are valued at the lower of cost or market and are determined primarily by the first-in, first-out (FIFO) method. The Company records provisions, as appropriate, to write-down obsolete and excess inventory to estimated net realizable value. The process for evaluating obsolete and excess inventory often requires the Company to make subjective judgments and estimates concerning future sales levels, quantities and prices at which such inventory will be able to be sold in the normal course of business. Accelerating the disposal process or incorrect estimates of future sales potential may cause actual results to differ from the estimates at the time such inventory is disposed or sold. As of March 30, 2013, the Company had inventory purchase commitments of approximately $50.9 million.
The inventory reserves were approximately $6.2 million at March 30, 2013, decreasing during 2013 by $0.3 million compared to the December 31, 2012 reserve balance of approximately $6.5 million.
Property and equipment
Property and equipment are presented at cost. Depreciation of property and equipment are provided on a straight-line basis over estimated useful lives, which are generally as follows:

Buildings and improvements	10-37 years
Machinery and equipment, including leases	3-15 years
Leasehold improvements	Term of lease or useful life, whichever is shorter

Expenditures for maintenance and repairs are expensed when incurred. Expenditures for renewals and betterments are capitalized. When assets are sold, or otherwise disposed, the cost and related accumulated depreciation are eliminated and the resulting gain or loss is recognized in operations.
Intangible assets, goodwill and other long-lived assets
Long-lived assets
The Company reviews long-lived assets for impairment whenever events or changes in business circumstances indicate that the carrying amount of the assets may not be fully recoverable. The Company performs undiscounted operating cash flow analyses to determine if impairment exists. If an impairment is determined to exist, any related impairment loss is calculated based on the asset’s fair value and the discounted cash flow.
The Company tests for long-lived asset impairment at the following asset group levels: (i) Siding, Fencing and Stone (“Siding”), (ii) the combined U.S. Windows companies in the Windows and Doors segment (“US Windows”), and (iii) Ply Gem Canada (formerly known as CWD Windows and
Doors, Inc.) in the Windows and Doors segment. For purposes of recognition and measurement of an impairment loss, a long-lived asset or asset group should represent the lowest level for which an entity can separately identify cash flows that are largely independent of the cash flows of other assets and liabilities. There were no indicators of impairment during the three months ended March 30, 2013.
Goodwill
The Company evaluates goodwill for impairment on an annual basis and whenever events or business conditions warrant. All other intangible assets are amortized over their estimated useful lives. The Company assesses goodwill for impairment at the November month end each year and also at any other date when events or changes in circumstances indicate that the carrying value of these assets may exceed their fair value. To evaluate goodwill for impairment, the Company estimates the fair value of reporting units considering such factors as discounted cash flows and valuation multiples for comparable publicly traded companies. A significant reduction in projected sales and earnings, which would lead to a reduction in future cash flows, could indicate potential impairment. There were no indicators of impairment during the three months ended March 30, 2013 that would trigger an interim impairment test. The Company will continue to evaluate goodwill during future periods and future declines in the residential housing and repair and remodeling markets could result in goodwill impairments.
Debt issuance costs
Debt issuance costs, composed of facility, agency, and certain legal fees associated with issuing new debt financing, are amortized over the contractual term of the related agreement using the effective interest method. Net debt issuance costs totaled approximately $22.7 million and $23.6 million as of March 30, 2013 and December 31, 2012, respectively, and have been recorded in other long term assets in the accompanying condensed consolidated balance sheets. Amortization of debt issuance costs for the three months ended March 30, 2013 and March 31, 2012 was approximately $0.9 million and $1.3 million, respectively. Amortization of debt issuance costs is recorded in interest expense in the accompanying condensed consolidated statements of operations and comprehensive loss.
Income taxes
The Company utilizes the asset and liability method of accounting for income taxes which requires that deferred tax assets and liabilities be recorded to reflect the future tax consequences of temporary differences between the book and tax basis of various assets and liabilities. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect of changes in tax rates on deferred tax assets and liabilities is recognized as income or expense in the period in which the rate change occurs. A valuation allowance is established to offset any deferred tax assets if, based upon the available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized.
Estimates are required with respect to, among other things, the appropriate state income tax rates used in the various states that the Company and its subsidiaries are required to file, the potential utilization of operating and capital loss carry-forwards for both federal and state income tax purposes and valuation allowances required, if any, for tax assets that may not be realized in the future. The Company establishes reserves when, despite our belief that our tax return positions are fully supportable, certain positions could be challenged, and the positions may not be fully sustained. Currently, U.S. federal income tax returns are prepared and filed by Ply Gem Prime on behalf of itself, Ply Gem Holdings, and Ply Gem Industries and its U.S. subsidiaries. The Company has executed a tax sharing agreement with Ply Gem Holdings and Ply Gem Prime pursuant to which tax liabilities for each respective party are computed on a stand-alone basis. The Company’s U.S. subsidiaries file unitary, combined federal income tax returns and separate state income tax returns. Ply Gem Canada files separate Canadian income tax returns.
Environmental
The Company accrues for losses associated with environmental remediation obligations when such losses are probable and reasonably estimable. Environmental remediation obligation accruals are adjusted as further information develops or circumstances change. Costs of future expenditures for environmental remediation obligations are not discounted to their present value. Recoveries of environmental remediation costs from other parties are recorded as assets when their receipt is deemed probable.
Foreign currency
Ply Gem Canada, the Company’s Canadian subsidiary, utilizes the Canadian dollar as its functional currency. For reporting purposes, the Company translates the assets and liabilities of its foreign entity at the exchange rates in effect at period-end. Net sales and expenses are translated using average exchange rates in effect during the period. Gains and losses from foreign currency translation are credited or charged to accumulated other comprehensive income or loss in the accompanying condensed consolidated balance sheets.
The Company recorded a loss from foreign currency transactions of approximately $(0.03) million, for the three months ended March 30, 2013, and a gain of approximately $0.1 million for the three months ended March 31, 2012. As of March 30, 2013 and March 31, 2012, accumulated other comprehensive loss included a currency translation adjustment of approximately $(0.8) million and $0.7 million, respectively.
Fair value measurement
The accounting standard for fair value discusses valuation techniques, such as the market approach (comparable market prices), the income approach (present value of future income or cash flows), and the cost approach (cost to replace the service capacity of an asset or replacement cost). The standard utilizes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The following is a brief description of those three levels:

•	Level 1: Observable inputs such as quoted prices (unadjusted) in active markets for identical assets or liabilities.

•
Level 2: Inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly. These include quoted prices for similar assets or liabilities in active markets and quoted prices for identical or similar assets or liabilities in markets that are not active.

•	Level 3: Inputs that reflect the reporting entity’s own assumptions.
The hierarchy requires the use of observable market data, when available, and to minimize the use of unobservable inputs when determining fair value. The Company’s population of recurring financial assets and liabilities subject to fair value measurements and the necessary disclosures are as follows:

(amounts in thousands)	Carrying value	Fair value total	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Description
Liabilities:
Senior Notes-9.375%	$160,000	$174,800	$174,800	$—	$—
Senior Secured Notes-8.25%	840,000	913,500	913,500	—	—
As of March 30, 2013	$1,000,000	$1,088,300	$1,088,300	$—	$—
Liabilities:
Senior Notes-9.375%	$160,000	$170,400	$170,400	$—	$—
Senior Secured Notes-8.25%	840,000	907,200	907,200	—	—
As of December 31, 2012	$1,000,000	$1,077,600	$1,077,600	$—	$—

The fair value of the long-term debt instruments was determined by utilizing available market information. The carrying value of the Company’s other financial instruments approximates their fair value.
Earnings (loss) per common share
The unaudited pro forma earnings (loss) per common share is being presented to give effect to the shares of Ply Gem Holdings common stock that will be issued in connection with the merger of the Company with its parent, Ply Gem Prime Holdings. In connection with the proposed initial public offering, the Company will merge with Ply Gem Prime Holdings and engage in a series of transactions that will result in the conversion of outstanding common stock and preferred stock (including the subordinated debt of its parent that will have been previously converted into preferred stock) of its parent into common equity of Ply Gem Holdings and result in a single class of outstanding common stock of Ply Gem Holdings (the “Reorganization”). In connection with this Reorganization, the outstanding options to purchase Ply Gem Prime Holdings common stock will convert into Ply Gem Holdings stock options. The pro forma weighted average common shares outstanding assume the conversion of the Ply Gem Prime Holdings outstanding common stock and preferred stock (including the subordinated debt of Ply Gem Prime Holdings that will have been previously converted into preferred stock) into shares of Ply Gem Holdings common stock upon the consummation of the Reorganization.
Basic and diluted earnings per share (“EPS”) is computed by dividing net income (loss) available to common stockholders by the weighted-average number of shares outstanding. The Company had 100 shares of common stock outstanding for the three months ended March 30, 2013 and March 31, 2012. In addition, all stock options and preferred stock are issued at the Ply Gem Prime level; therefore, no dilutive effect would exist at Ply Gem Holdings as these amounts have been recorded within additional paid in capital. Consequently, for purposes of EPS the Company calculated the amounts as net income (loss) divided by the 100 shares of common stock outstanding.
In connection with the proposed initial public offering, the Company will merge with its parent company, Ply Gem Prime Holdings, which will result in the conversion of outstanding common stock and preferred stock (including the subordinated debt of its parent that will have been previously converted into preferred stock) of its parent into Ply Gem Holdings common equity and result in a single class of outstanding common stock. In connection with the Reorganization, the outstanding options to purchase Ply Gem Prime Holdings common stock will convert into Ply Gem Holdings stock options.
The unaudited pro forma loss per common share is being presented to show the impact of the conversion of the outstanding common stock and preferred stock (including the subordinated debt of Ply Gem Prime Holdings that will have been previously converted into preferred stock) of Ply Gem Prime Holdings to Ply Gem Holdings common stock that will occur in connection with the Reorganization. The unaudited pro forma basic loss per common share is computed by dividing loss attributable to common stockholders by the unaudited pro forma weighted average number of common shares outstanding for the period.
The treasury stock effect of Ply Gem Holdings stock options to be issued in connection with the Reorganization has not been included in the computation of the unaudited pro forma diluted loss per common share for the three months ended March 30, 2013 as the effect would be anti-dilutive.
The following details the computation of the pro forma loss per common share:

For the three months ended
March 30, 2013
(amounts in thousands (except per share data))	(unaudited)
Net loss	$(28,137)
Unaudited pro forma weighted average common share calculation:
Shares issued in the offering	15,789,474
Conversion of Ply Gem Prime Holdings common stock	26,379,501
Conversion of Ply Gem Prime Holdings preferred stock	22,582,993
Unaudited basic and diluted pro forma weighted average shares outstanding	64,751,968
Pro forma earnings (loss) per common share:
Pro forma basic and diluted earnings (loss) per common share	(0.43)

Summary of significant accounting policies
Basis of presentation
Ply Gem Holdings, Inc. (“Ply Gem Holdings”) and its wholly owned subsidiaries (individually and collectively, the “Company” or “Ply Gem”) are diversified manufacturers of residential and commercial building products, operating with two segments: (i) Siding, Fencing and Stone and (ii) Windows and Doors. Through these segments, Ply Gem Industries, Inc. (“Ply Gem Industries”) manufactures and sells, primarily in the United States and Canada, a wide variety of products for the residential and commercial construction, manufactured housing, and remodeling and renovation markets.
Ply Gem Holdings was incorporated as a wholly owned subsidiary of Ply Gem Investment Holdings, Inc. (“Ply Gem Investment Holdings”), on January 23, 2004 by affiliates of CI Capital Partners LLC (“CI Capital Partners”) for the purpose of acquiring Ply Gem Industries from Nortek, Inc. (“Nortek”). On January 11, 2010, Ply Gem Investment Holdings was merged with and into Ply Gem Prime Holdings, Inc. (“Ply Gem Prime”), with Ply Gem Prime being the surviving corporation. As a result, Ply Gem Holdings is now a wholly owned subsidiary of Ply Gem Prime.
The Ply Gem acquisition was completed on February 12, 2004, when Nortek sold Ply Gem Industries to Ply Gem Holdings, an affiliate of CI Capital Partners pursuant to the terms of the stock purchase agreement among Ply Gem Investment Holdings, Nortek, and WDS LLC dated as of December 19, 2003, as amended. Prior to February 12, 2004, the date of the Ply Gem acquisition, Ply Gem Holdings had no operations and Ply Gem Industries was wholly owned by a subsidiary of WDS LLC, which was a wholly owned subsidiary of Nortek. As a result of the Ply Gem acquisition, the Company applied purchase accounting on February 12, 2004. The Company’s acquisition history is summarized below:

•
On August 27, 2004, Ply Gem Industries acquired all of the outstanding shares of capital stock of MWM Holding, Inc., (“MWM Holding”), in accordance with a stock purchase agreement entered into among Ply Gem Industries, MWM Holding and the selling stockholders.

•
On February 24, 2006, Ply Gem Industries acquired all of the outstanding shares of capital stock, warrants to purchase shares of common stock and options to purchase shares of common stock of AWC Holding Company (“AWC”, and together with its subsidiaries, “Alenco”), in accordance with a securities purchase agreement entered into among Ply Gem, all of the direct and indirect stockholders, warrant holders and stock options holders of AWC and FNL Management Corp, an Ohio corporation, as their representative. Pursuant to the securities purchase agreement, Ply Gem purchased all of the issued and outstanding shares of common stock, warrants to purchase shares of common stock and options to purchase shares of common stock of AWC (other than certain shares of common stock of AWC held by certain members of the senior management of Alenco that were contributed separately to Ply Gem Prime, the new parent company of Ply Gem Investment Holdings, in exchange for shares of capital stock of Ply Gem Prime). Immediately following the completion of the Alenco acquisition, AWC became a wholly owned subsidiary of Ply Gem.

•
On October 31, 2006, Ply Gem Industries acquired all of the issued and outstanding shares of common stock of Mastic Home Exteriors, Inc. (formerly known as Alcoa Home Exteriors) (“MHE”), in accordance with a stock purchase agreement entered into among Ply Gem Industries, Alcoa Securities Corporation, and Alcoa Inc.

•
On September 30, 2007, Ply Gem Industries completed the acquisition of CertainTeed Corporation’s vinyl window and patio door business through a stock acquisition. On the acquisition date, the Company changed the name of the acquired business to Ply Gem Pacific Windows Corporation (“Pacific Windows”).

•	On October 31, 2008, Ply Gem Industries acquired substantially all of the assets of Ply Gem Stone (formerly United Stone Veneer).

•	On July 30, 2012, Ply Gem acquired substantially all of the assets of Greendeck Products, LLC, a composite products development company.
Ply Gem is a diversified manufacturer of residential and commercial building products, which are sold primarily in the United States and Canada, and include a wide variety of products for the residential and commercial construction, the do-it-yourself and the professional remodeling and renovation markets. The demand for the Company’s products is seasonal, particularly in the Northeast and Midwest regions of the United States and Western Canada where inclement weather during the winter months usually reduces the level of building and remodeling activity in both the home repair and remodeling and new home construction sectors. The Company’s sales are usually lower during the first and fourth quarters.
Principles of consolidation
The accompanying consolidated financial statements include the accounts of Ply Gem Holdings and its subsidiaries, all of which are wholly owned. All intercompany accounts and transactions have been eliminated.
Reclassifications and retrospective application of comprehensive income guidance
Certain amounts in the prior fiscal years have been reclassified to conform to the presentation adopted in the current fiscal year, with no effect on net income (loss) or accumulated deficit. The financial statements include the consolidated statements of comprehensive income (loss) as required by new accounting guidance, which was retrospectively adopted during 2012.
Accounting policies and use of estimates
The preparation of these consolidated financial statements in conformity with accounting principles generally accepted in the United States involves estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expense during the reporting periods. Certain of the Company’s accounting policies require the application of judgment in selecting the appropriate assumptions for calculating financial estimates. By their nature, these judgments are subject to an inherent degree of uncertainty. The Company periodically evaluates the judgments and estimates used in their critical accounting policies to ensure that such judgments and estimates are reasonable. Such estimates include the allowance for doubtful accounts receivable, rebates, pensions, valuation reserve for inventories, warranty reserves, insurance reserves, legal contingencies, assumptions used in the calculation of income taxes, projected cash flows used in the goodwill and intangible asset impairment tests, and environmental accruals and other contingencies. These judgments are based on the Company’s historical experience, current trends and information available from other sources, as appropriate and are based on management’s best estimates and judgments. The Company adjusts such estimates and assumptions when facts and circumstances dictate. Illiquid credit markets, volatile equity, foreign currency, and the depressed housing and remodeling market have combined to increase the uncertainty inherent in such estimates and assumptions. If different conditions result from those assumptions used in the Company’s judgments, actual results could be materially different from the Company’s estimates.
Recognition of sales and related costs, incentives and allowances
The Company recognizes sales upon the shipment of products, net of applicable provisions for discounts and allowances. Generally, the customer takes title upon shipment and assumes the risks and rewards of ownership of the product. For certain products, it is industry practice that customers take title to products upon delivery, at which time revenue is then recognized by the Company. Allowances for cash discounts, volume rebates and other customer incentive programs, as well as gross customer returns, among others, are recorded as a reduction of sales at the time of sale based upon the estimated future outcome. Cash discounts, volume rebates and other customer incentive programs are based upon certain percentages agreed upon with the Company’s various customers, which are typically earned by the customer over an annual period. The Company records periodic estimates for these amounts based upon the historical results to date, estimated future results through the end of the contract period and the contractual provisions of the customer agreements. Customer returns are recorded as a reduction to sales on an actual basis throughout the year and also include an estimate at the end of each reporting period for future customer returns related to sales recorded prior to the end of the period. The Company generally estimates customer returns based upon the time lag that historically occurs between the sale date and the return date while also factoring in any new business conditions that might impact the historical analysis such as new product introduction. The Company also provides for estimates of warranty and shipping costs at the time of sale. Shipping and warranty costs are included in cost of products sold. Bad debt provisions are included in selling, general and administrative expenses. The amounts recorded are generally based upon historically derived percentages while also factoring in any new business conditions that are expected to impact the historical analysis such as new product introduction for warranty and bankruptcies of particular customers for bad debt.
Cash equivalents
Cash equivalents consist of short-term highly liquid investments with original maturities of three months or less which are readily convertible into cash.
Accounts receivable
Accounts receivable-trade are recorded at their net realizable value. The allowance for doubtful accounts was $3.6 million and $3.9 million at December 31, 2012 and 2011, respectively. The Company maintains allowances for doubtful accounts for estimated losses resulting from the inability of its customers to make required payments. The Company estimates the allowance for doubtful accounts based on a variety of factors including the length of time receivables are past due, the financial health of its customers, unusual macroeconomic conditions and historical experience. If the financial condition of its customers deteriorates or other circumstances occur that result in an impairment of customers’ ability to make payments, the Company records additional allowances as needed. The Company writes off uncollectible trade accounts receivable against the allowance for doubtful accounts when collection efforts have been exhausted and/or any legal action taken by the Company has concluded. During the year ended December 31, 2011, the Company reclassified approximately $1.4 million from accounts receivable to a note receivable, which is classified as other assets in the accompanying consolidated balance sheets. As of December 31, 2012 and 2011, the balance of the note receivable was $0.6 million and $0.7 million, respectively.
Inventories
Inventories in the accompanying consolidated balance sheets are valued at the lower of cost or market and are determined primarily by the first-in, first-out (FIFO) method. The Company records provisions, as appropriate, to write-down obsolete and excess inventory to estimated net realizable value. The process for evaluating obsolete and excess inventory often requires the Company to make subjective judgments and estimates concerning future sales levels, quantities and prices at which such inventory will be able to be sold in the normal course of business. Accelerating the disposal process or incorrect estimates of future sales potential may cause actual results to differ from the estimates at the time such inventory is disposed or sold.
The inventory reserves were approximately $6.5 million at December 31, 2012, increasing during 2012 by $0.2 million compared to the December 31, 2011 reserve balance of approximately $6.3 million.
Property and equipment
Property and equipment are presented at cost. Depreciation of property and equipment are provided on a straight-line basis over estimated useful lives, which are generally as follows:

Buildings and improvements	10-37 years
Machinery and equipment, including leases	3-15 years
Leasehold improvements	Term of lease or useful life, whichever is shorter
Expenditures for maintenance and repairs are expensed when incurred. Expenditures for renewals and betterments are capitalized. When assets are sold, or otherwise disposed, the cost and related accumulated depreciation are eliminated and the resulting gain or loss is recognized in operations. Depreciation expense for the years ended December 31, 2012, 2011, and 2010 was approximately $25.4 million, $27.3 million, and $33.6 million, respectively.
On July 30, 2010, the Company entered into an asset purchase agreement to sell substantially all of the assets associated with the operations of its Valencia, Pennsylvania facility for $2.5 million, with $1.9 million received at closing and the remaining $0.6 million recorded as a note receivable due in July 2011. The Company recognized a loss on the sale of approximately $0.1 million, which was recorded within selling, general and administrative expenses in the consolidated statement of operations for the year ended December 31, 2010 and the note receivable was recorded as a current asset in the consolidated balance sheet as of December 31, 2010. The note receivable was collected during 2011.
Intangible assets, goodwill and other long-lived assets
Long-lived assets
The Company reviews long-lived assets for impairment whenever events or changes in business circumstances indicate that the carrying amount of the assets may not be fully recoverable. The
Company performs undiscounted operating cash flow analyses to determine if impairment exists. If an impairment is determined to exist, any related impairment loss is calculated based on the asset’s fair value and the discounted cash flow.
The Company tests for long-lived asset impairment at the following asset group levels: i) Siding, Fencing and Stone (“Siding”), ii) the combined US Windows companies in the Windows and Doors segment (“US Windows”), and iii) Ply Gem Canada in the Windows and Doors segment. For purposes of recognition and measurement of an impairment loss, a long-lived asset or asset group should represent the lowest level for which an entity can separately identify cash flows that are largely independent of the cash flows of other assets and liabilities. During the year ended December 31, 2011, the Company incurred an asset impairment charge of approximately $0.2 million related to a specific asset in the Windows and Doors segment that was no longer utilized.
Goodwill
Purchase accounting involves judgment with respect to the valuation of the acquired assets and liabilities in order to determine the final amount of goodwill. For significant acquisitions, the Company values items such as property and equipment and acquired intangibles based upon appraisals.
The Company evaluates goodwill for impairment on an annual basis and whenever events or business conditions warrant. All other intangible assets are amortized over their estimated useful lives. The Company assesses goodwill for impairment at the November month end each year (November 24th for 2012) and also at any other date when events or changes in circumstances indicate that the carrying value of these assets may exceed their fair value. To evaluate goodwill for impairment, the Company estimates the fair value of reporting units considering such factors as discounted cash flows and valuation multiples for comparable publicly traded companies. A significant reduction in projected sales and earnings which would lead to a reduction in future cash flows could indicate potential impairment. Refer to Note 2 for additional considerations regarding the results of the impairment test in 2012 and 2011.
Debt issuance costs
Debt issuance costs, composed of facility, agency, and certain legal fees associated with issuing new debt, are amortized over the contractual term of the related agreement using the effective interest method. Net debt issuance costs totaled approximately $23.6 million and $26.5 million as of December 31, 2012 and December 31, 2011, respectively, and have been recorded in other long term assets in the accompanying consolidated balance sheets.
Share based compensation
Share-based compensation cost for the Company’s stock option plan is measured at the grant date, based on the estimated fair value of the award, and is recognized over the requisite service period. The fair value of each option award is estimated on the grant date using a Black-Scholes option valuation model. Expected volatility is based on a review of several market indicators, including peer companies. The risk-free interest rate is based on U.S. Treasury issues with a term equal to the expected life of the option.
Insurance liabilities
The Company is self-insured for certain casualty losses and medical liabilities. The Company records insurance liabilities and related expenses for health, workers’ compensation, product and general liability losses and other insurance expenses in accordance with either the contractual terms of their policies or, if self-insured, the total liabilities that are estimable and probable as of the reporting date. Insurance liabilities are recorded as current liabilities to the extent they are expected to be paid in the succeeding year with the remaining requirements classified as long-term liabilities. The accounting for self-insured plans requires that significant judgments and estimates be made both with respect to the future liabilities to be paid for known claims and incurred but not reported claims as of the reporting date. The Company relies on historical trends when determining the appropriate incurred but not reported claims and health insurance reserves to record in its consolidated balance sheets. In certain cases where partial insurance coverage exists, the Company must estimate the portion of the liability that will be covered by existing insurance policies to arrive at the net expected liability to the Company.
Income taxes
The Company utilizes the asset and liability method of accounting for income taxes which requires that deferred tax assets and liabilities be recorded to reflect the future tax consequences of temporary differences between the book and tax basis of various assets and liabilities. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect of changes in tax rates on deferred tax assets and liabilities is recognized as income or expense in the period in which the rate change occurs. A valuation allowance is established to offset any deferred tax assets if, based upon the available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized.
Estimates are required with respect to, among other things, the appropriate state income tax rates used in the various states that the Company and its subsidiaries are required to file, the potential utilization of operating and capital loss carry-forwards for both federal and state income tax purposes and valuation allowances required, if any, for tax assets that may not be realized in the future. The Company establishes reserves when, despite our belief that our tax return positions are fully supportable, certain positions could be challenged, and the positions may not be fully sustained. Subsequent to February 12, 2004, U.S. federal income tax returns are prepared and filed by Ply Gem Investment Holdings, Inc. on behalf of itself, Ply Gem Holdings, and Ply Gem Industries and its subsidiaries. The existing tax sharing agreement between Ply Gem Holdings and Ply Gem Investment Holdings under which tax liabilities for each respective party are computed on a stand-alone basis, was amended to include Ply Gem Prime Holdings during 2010. U.S. subsidiaries file unitary, combined federal income tax returns and separate state income tax returns. Ply Gem Canada files separate Canadian income tax returns.
Sales taxes
Sales taxes collected from customers are recorded as liabilities until remitted to taxing authorities and therefore are not reflected in the consolidated statements of operations.
Commitments and contingencies
The Company provides accruals for all direct costs associated with the estimated resolution of contingencies at the earliest date at which it is deemed probable that a liability has been incurred and the amount of such liability can be reasonably estimated. Costs accrued have been estimated based upon an analysis of potential results, assuming a combination of litigation and settlement strategies and outcomes.
Environmental
The Company accrues for losses associated with environmental remediation obligations when such losses are probable and reasonably estimable. Environmental remediation obligation accruals are adjusted as further information develops or circumstances change. Costs of future expenditures for environmental remediation obligations are not discounted to their present value. Recoveries of environmental remediation costs from other parties are recorded as assets when their receipt is deemed probable.
Liquidity
The Company intends to fund its ongoing capital and working capital requirements, including its internal growth, through a combination of cash flows from operations and, if necessary, from borrowings under the revolving credit portion of its senior secured asset based revolving credit facility (“ABL Facility”). As of December 31, 2012, the Company had approximately $964.4 million of indebtedness, $191.2 million of contractual availability under the ABL Facility, and approximately $113.4 million of borrowing base availability reflecting $15.0 million of ABL borrowings and approximately $6.3 million of letters of credit and priority payable reserves issued under the ABL Facility.
Because of the inherent seasonality in our business and the resulting working capital requirements, the Company’s liquidity position fluctuates within a given year. The seasonal effect that creates the Company’s greatest needs has historically been experienced during the first six months of the year and the Company anticipates borrowing funds under its ABL Facility to support this requirement. However, the Company anticipates the funds generated from operations and funds available under the ABL Facility will be adequate to finance its ongoing operational cash flow needs, capital expenditures, debt service obligations, management incentive expenses, and other fees payable under other contractual obligations for the foreseeable future.
Foreign currency
Ply Gem Canada, the Company’s Canadian subsidiary, utilizes the Canadian dollar as its functional currency. For reporting purposes, the Company translates the assets and liabilities of its foreign entity at the exchange rates in effect at year-end. Net sales and expenses are translated using average exchange rates in effect during the period. Gains and losses from foreign currency translation are credited or charged to accumulated other comprehensive income or loss in the accompanying consolidated balance sheets.
The Company recorded a gain from foreign currency transactions of approximately $0.4 million, for the year ended December 31, 2012, and approximately $0.5 million for the years ended December 31, 2011 and 2010. As of December 31, 2012 and December 31, 2011, accumulated other comprehensive income (loss) included a currency translation adjustment of approximately $0.8 million and $(0.7) million, respectively.
Concentration of credit risk
The Company’s largest customer in each year accounted for approximately 10.5%, 9.4%, and 9.0% of consolidated net sales for the years ended December 31, 2012, 2011, and 2010, respectively and 12.7% and 13.7% of outstanding accounts receivable as of December 31, 2012 and 2011, respectively.
Fair value measurement
The accounting standard for fair value discusses valuation techniques, such as the market approach (comparable market prices), the income approach (present value of future income or cash flows), and the cost approach (cost to replace the service capacity of an asset or replacement cost). The standard utilizes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The following is a brief description of those three levels:

•	Level 1: Observable inputs such as quoted prices (unadjusted) in active markets for identical assets or liabilities.

•
Level 2: Inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly. These include quoted prices for similar assets or liabilities in active markets and quoted prices for identical or similar assets or liabilities in markets that are not active.

•	Level 3: Inputs that reflect the reporting entity’s own assumptions.
The hierarchy requires the use of observable market data, when available, and to minimize the use of unobservable inputs when determining fair value. The Company’s population of recurring financial assets and liabilities subject to fair value measurements and the necessary disclosures are as follows:

(amounts in thousands)	Carrying value	Fair value total	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Description
Liabilities:
Senior Notes-9.375%	$160,000	$170,400	$170,400	$—	$—
Senior Secured Notes-8.25%	840,000	907,200	907,200	—	—
As of December 31, 2012	$1,000,000	$1,077,600	$1,077,600	$—	$—
Liabilities:
Senior Subordinated Notes-13.125%	$150,000	$132,188	$132,188	$—	$—
Senior Secured Notes-8.25%	800,000	697,000	697,000	—	—
As of December 31, 2011	$950,000	$829,188	$829,188	$—	$—
The fair value of the long-term debt instruments was determined by utilizing available market information. The carrying value of the Company’s other financial instruments approximates their fair value. Also see Note 5 for fair value disclosures of the pension assets.
New accounting pronouncements
In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The standard requires disclosures to provide information to help reconcile differences in the offsetting requirements under U.S. generally accepted accounting principles (“GAAP”) and International Financial Reporting Standards (“IFRS”). The differences in the offsetting requirements account for a significant difference in the amounts presented in statements of financial position prepared in accordance with U.S. GAAP and IFRS for certain entities. The new disclosure requirements mandate that entities disclose both gross and net information about instruments and transactions eligible for offset in the statement of financial position as well as instruments and transactions subject to an agreement similar to a master netting arrangement. The implementation of this guidance is not expected to have a material impact on the Company’s disclosures.
In July 2012, the FASB issued Accounting Standards Update No. 2012-2, Testing Indefinite-Lived Intangible Assets for Impairment. The standard allows companies to perform a “qualitative” assessment to determine whether further impairment testing of indefinite-lived intangible assets is necessary, similar to the recently issued guidance on goodwill impairment. The standard allows companies the option to first assess qualitatively whether it is necessary to perform the quantitative impairment test. A company would not be required to calculate the fair value of an indefinite-lived intangible asset unless the entity determines that it is more likely than not (that is, a likelihood of more than 50 percent) that the asset is impaired. The implementation of this guidance is not expected to have a material impact on the Company’s financial position, results of operations, or cash flows.
On January 1, 2012, the Company adopted an update issued by the FASB to existing guidance on the presentation of comprehensive income. This update requires the presentation of the components of net income and other comprehensive income either in a single continuous statement or in two separate but consecutive statements. Net income and other comprehensive income have been presented in two separate but consecutive statements for the current reporting period and prior comparative period in our consolidated financial statements. On February 5, 2013, the FASB issued Accounting Standards Update No. 2013-2, Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income. This guidance is the culmination of the board’s redeliberation on reporting reclassification adjustments from accumulated other comprehensive income. The new requirements will take effect for public companies in interim and annual reporting periods beginning after December 15, 2012. The standard requires that companies present information about reclassification adjustments from accumulated other comprehensive income in their annual financial statements in a single note or on the face of the financial statements. The implementation of this guidance is not expected to have a material impact on the Company’s disclosures.
Comprehensive (loss) income
The components of accumulated other comprehensive (loss) income are as follows:

(amounts in thousands)	Foreign currency translation	Minimum pension liability adjustments	Accumulated other comprehensive (loss) income
Balance at December 31, 2009	$4,104	$(3,780)	$324
Net current period change	1,639	(740)	899
Balance at December 31, 2010	5,743	(4,520)	1,223
Net current period change	(691)	(6,600)	(7,291)
Balance at December 31, 2011	5,052	(11,120)	(6,068)
Net current period change	835	(1,103)	(268)
Balance at December 31, 2012	$5,887	$(12,223)	$(6,336)

Earnings (loss) per common share
The unaudited pro forma earnings (loss) per common share is being presented to give effect to the shares of Ply Gem Holdings common stock that will be issued in connection with the merger of the Company with its parent, Ply Gem Prime Holdings. In connection with the proposed initial public offering, the Company will merge with Ply Gem Prime Holdings and engage in a series of transactions that will result in the conversion of outstanding common stock and preferred stock (including the subordinated debt of its parent that will have been previously converted into preferred stock) of its parent into common equity of Ply Gem Holdings and result in a single class of outstanding common stock of Ply Gem Holdings (the “Reorganization Transactions”). In connection with the Reorganization Transactions, the outstanding options to purchase Ply Gem Prime Holdings common stock will convert into Ply Gem Holdings stock options. The pro forma weighted average common shares outstanding assume the conversion of the Ply Gem Prime Holdings outstanding common stock and preferred stock (including the subordinated debt of Ply Gem Prime Holdings that will have been previously converted into preferred stock) into shares of Ply Gem Holdings common stock upon the consummation of the Reorganization Transactions.
Basic and diluted earnings per share (“EPS”) is computed by dividing net income (loss) available to common stockholders by the weighted-average number of shares outstanding. The Company had 100 shares of common stock outstanding for the years ended December 31, 2012, 2011 and 2010. In addition, all stock options and preferred stock are issued at the Ply Gem Prime level; therefore, no dilutive effect would exist at Ply Gem Holdings as these amounts have been recorded within additional paid in capital. Consequently, for purposes of calculating EPS, the Company calculated the amounts as net income (loss) divided by the 100 shares of common stock outstanding at the end of each period.
In connection with the proposed initial public offering, the Company will merge with its parent company, Ply Gem Prime Holdings, which will result in the conversion of outstanding common stock and preferred stock (including the subordinated debt of its parent that will have been previously converted into preferred stock) of its parent into Ply Gem Holdings common equity and result in a single class of outstanding common stock. In connection with the Reorganization Transactions, the outstanding options to purchase Ply Gem Prime Holdings common stock will convert into Ply Gem Holdings stock options.
The unaudited pro forma loss per common share is being presented to show the impact of the conversion of the outstanding common stock and preferred stock (including the subordinated debt of Ply Gem Prime Holdings that will have been previously converted into preferred stock) of Ply Gem Prime Holdings to Ply Gem Holdings common stock that will occur in connection with the Reorganization Transactions. The unaudited pro forma basic loss per common share is computed by dividing loss attributable to common stockholders by the unaudited pro forma weighted average number of common shares outstanding for the period.
The treasury stock effect of Ply Gem Holdings stock options to be issued in connection with the Reorganization Transactions has not been included in the computation of the unaudited pro forma diluted loss per common share for the year ended December 31, 2013 as the effect would be anti-dilutive.
The following details the computation of the pro forma loss per common share:

For the year ended December 31,
2012
(amounts in thousands (except per share data))	(unaudited)
Pro forma net loss	$(43,918)
Unaudited pro forma weighted average common share calculation:
Shares issued in the offering	15,789,474
Conversion of Ply Gem Prime Holdings common stock	27,900,729
Conversion of Ply Gem Prime Holdings preferred stock	21,061,765
Unaudited basic and diluted pro forma weighted average shares outstanding	64,751,968
Pro forma earnings (loss) per common share:
Pro forma basic and diluted earnings (loss) per common share	$(0.68)

GOODWILL	3 Months Ended	12 Months Ended
	Mar. 30, 2013	Dec. 31, 2012
Goodwill [Abstract]
GOODWILL
Goodwill
The Company records the excess of purchase price over the fair value of the net assets of acquired companies as goodwill or other identifiable intangible assets. The Company performs an annual test for goodwill impairment at the November month end each year (November 24th for 2012) and also at any other date when events or changes in circumstances indicate that the carrying value of these assets may exceed their fair value. The Company has defined its reporting units and performs the impairment testing of goodwill at the operating segment level. The Company has two reporting units: 1) Siding, Fencing and Stone and 2) Windows and Doors. Separate valuations are performed for each of these reporting units in order to test for impairment.
The Company uses the two-step method to determine goodwill impairment. If the carrying amount of a reporting unit exceeds its fair value (“Step One”), the Company measures the possible goodwill impairment based upon a hypothetical allocation of the fair value estimate of the reporting unit to all of the underlying assets and liabilities of the reporting unit, including previously unrecognized intangible assets (“Step Two”). The excess of the reporting unit’s fair value over the amounts assigned to its assets and liabilities is the implied fair value of goodwill. An impairment loss is recognized to the extent that a reporting unit’s recorded goodwill exceeds the implied fair value of goodwill. The Company has elected not to utilize the qualitative Step Zero impairment assessment. There was no goodwill impairment for the year ended December 31, 2012 and no impairment indicators which would trigger an interim impairment test during the three months ended March 30, 2013.
To determine the fair value of its reporting units, the Company equally considers both the income and market valuation methodologies. The income valuation methodology uses the fair value of the cash flows that the reporting unit can be expected to generate in the future. This method requires management to project revenues, operating expenses, working capital investment, capital spending and cash flows for the reporting unit over a multi-year period as well as determine the weighted average cost of capital to be used as the discount rate. The Company also utilizes the market valuation method to estimate the fair value of the reporting units by utilizing comparable public company multiples. These comparable public company multiples are then applied to the reporting unit’s financial performance. The market approach is more volatile as an indicator of fair value as compared to the income approach as internal forecasts and projections have historically been more stable. Since each approach has its merits, the Company equally weights the approaches to balance the internal and external factors affecting the Company’s fair value.
The Company’s fair value estimates of its reporting units and goodwill are sensitive to a number of assumptions including discount rates, cash flow projections, operating margins, and comparable market multiples. In order to accurately forecast future cash flows, the Company estimates single family housing starts and the repair and remodeling market’s growth rates. However, there is no assurance that: (1) valuation multiples will not decline, (2) discount rates will not increase, or (3)the earnings, book values or projected earnings and cash flows of the Company’s reporting units will not decline. The Company will continue to evaluate goodwill during future periods and future declines in the residential housing and repair and remodeling markets could result in goodwill impairments.
The reporting unit goodwill balances were as follows as of March 30, 2013 and December 31, 2012:

(amounts in thousands)	March 30, 2013	December 31, 2012
Siding, Fencing and Stone	$320,984	$320,984
Windows and Doors	71,240	71,471
	$392,224	$392,455

Goodwill
The Company records the excess of purchase price over the fair value of the net assets of acquired companies as goodwill or other identifiable intangible assets. The Company performs an annual test for goodwill impairment at the November month end each year (November 24th for 2012) and also at any other date when events or changes in circumstances indicate that the carrying value of these assets may exceed their fair value. The Company has defined its reporting units and performs the impairment testing of goodwill at the operating segment level. The Company has two reporting units: 1) Siding, Fencing and Stone and 2) Windows and Doors. Separate valuations are performed for each of these reporting units in order to test for impairment.
The Company uses the two-step method to determine goodwill impairment. If the carrying amount of a reporting unit exceeds its fair value (“Step One”), the Company measures the possible goodwill impairment based upon a hypothetical allocation of the fair value estimate of the reporting unit to all of the underlying assets and liabilities of the reporting unit, including previously unrecognized intangible assets (“Step Two”). The excess of the reporting unit’s fair value over the amounts assigned to its assets and liabilities is the implied fair value of goodwill. An impairment loss is recognized to the extent that a reporting unit’s recorded goodwill exceeds the implied fair value of goodwill. The Company has elected not to utilize the qualitative Step Zero impairment assessment.
To determine the fair value of its reporting units, the Company equally considers both the income and market valuation methodologies. The income valuation methodology uses the fair value of the cash flows that the reporting unit can be expected to generate in the future. This method requires management to project revenues, operating expenses, working capital investment, capital spending and cash flows for the reporting unit over a multi-year period as well as determine the weighted average cost of capital to be used as the discount rate. The Company also utilizes the market valuation method to estimate the fair value of the reporting units by utilizing comparable public company multiples. These comparable public company multiples are then applied to the reporting unit’s financial performance. The market approach is more volatile as an indicator of fair value as compared to the income approach as internal forecasts and projections have historically been more stable. Since each approach has its merits, the Company equally weights the approaches to balance the internal and external factors affecting the Company’s fair value.
The Company’s fair value estimates of its reporting units and goodwill are sensitive to a number of assumptions including discount rates, cash flow projections, operating margins, and comparable market multiples. In order to accurately forecast future cash flows, the Company estimated single family housing starts and the repair and remodeling market’s growth rate through 2021. These assumptions modeled information published by the National Association of Home Builders (“NAHB”). The Company estimated single family housing starts increasing from 2012 levels (535,000) to approximately 1,050,000 in 2021 (terminal growth year) and estimated the repair and remodeling growth rate at approximately 3.0% in each year through 2021. The 1,050,000 terminal housing starts figure represents a historical average that tracks domestic population growth. The forecasted sales growth and operating earnings increases coincided with the growth in these two key assumptions. The Company utilized its weighted average cost of capital and its long-term growth rate to derive the appropriate capitalization rate used in the terminal value calculation. The Company utilized these fair value estimate assumptions during the impairment analysis conducted during the years ended December 31, 2012 and 2011.
The Company’s annual goodwill impairment tests performed as of November 24, 2012 and November 26, 2011 indicated no impairment. The Windows and Doors and Siding, Fencing and Stone reporting units exceeded their 2012 carrying values by approximately 69% and 219%, respectively.
The Company provides no assurance that: 1) valuation multiples will not decline, 2) discount rates will not increase, or 3) the earnings, book values or projected earnings and cash flows of the Company’s reporting units will not decline. The Company will continue to analyze changes to these assumptions in future periods. The Company will also continue to evaluate goodwill during future periods and further declines in the residential housing and remodeling markets could result in future goodwill impairments.
The reporting unit goodwill balances were as follows as of December 31, 2012 and December 31, 2011:

(amounts in thousands)	December 31, 2012	December 31, 2011
Siding, Fencing and Stone	$320,984	$320,107
Windows and Doors	71,471	71,360
	$392,455	$391,467

Greendeck products acquisition
On July 30, 2012, the Company acquired substantially all of the production assets of Greendeck Products LLC (“Greendeck”) for total consideration of approximately $1.0 million consisting of cash of $0.1 million and contingent consideration fair valued at $0.9 million. Greendeck was developing an exterior building products production process. The goodwill of approximately $0.9 million arising from the acquisition consists largely of the commercialization valuation of the underlying products and economies of scale expected from combining the operations of the Company and the assets of Greendeck. The goodwill has been recorded within the Siding, Fencing and Stone segment. The Company also acquired an intangible asset in this asset purchase valued at approximately $0.1 million, which is based on a license agreement with a third party entity.
The acquisition has an earnout clause included within the asset purchase agreement. The earnout clause has been fair valued as of the acquisition date and the valuation will be updated at each reporting period. As of December 31, 2012, the fair value of the earnout is approximately $0.9 million and has been classified within other long-term liabilities in the accompanying consolidated balance sheet. There are currently no revenues or earnings from Greendeck for any comparative periods or since the date of acquisition and, consequently, no pro forma information is required or disclosed related to Greendeck.
Goodwill rollforward
A rollforward of goodwill for 2012 and 2011 is included in the table below:

(amounts in thousands)	Windows and Doors	Siding, Fencing and Stone
Balance as of January 1, 2011
Goodwill	$401,099	$442,334
Accumulated impairment losses	(327,773)	(122,227)
	73,326	320,107
Currency translation adjustments	(244)	—
Purchase accounting adjustment	(307)	—
Tax benefit of excess tax goodwill	(1,415)	—
Balance as of December 31, 2011
Goodwill	399,133	442,334
Accumulated impairment losses	(327,773)	(122,227)
	$71,360	$320,107
Currency translation adjustments	241	—
Tax benefit of excess tax goodwill	(130)	—
Greendeck acquisition	—	877
Balance as of December 31, 2012
Goodwill	399,244	443,211
Accumulated impairment losses	(327,773)	(122,227)
	$71,471	$320,984

During the year ended December 31, 2012, the Windows and Doors goodwill increase was primarily attributed to $0.2 million of foreign currency movement and the Siding, Fencing and Stone goodwill increase of $0.9 million was due to the Greendeck acquisition. During the year ended December 31, 2011, the Windows and Doors’ goodwill decrease was attributed to: 1) foreign currency movement $(0.2) million, 2) a purchase accounting adjustment related to a previous acquisition $(0.3) million for a reduction in accrued expenses, and 3) a tax adjustment $(1.4) million resulting from the original Ply Gem acquisition reducing deferred tax liabilities and goodwill.

INTANGIBLE ASSETS	3 Months Ended	12 Months Ended
	Mar. 30, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS
Intangible assets, net
The table that follows presents the major components of intangible assets as of March 30, 2013 and December 31, 2012:

(amounts in thousands)	Average amortization period (in years)	Cost	Accumulated amortization	Net carrying value
As of March 30, 2013:
Patents	14	$12,770	$(8,543)	$4,227
Trademarks/Tradenames	14	85,669	(62,554)	23,115
Customer relationships	13	158,158	(96,071)	62,087
Other		2,647	(1,923)	724
Total intangible assets	13	$259,244	$(169,091)	$90,153
As of December 31, 2012:
Patents	14	$12,770	$(8,308)	$4,462
Trademarks/Tradenames	11	85,669	(61,737)	23,932
Customer relationships	13	158,158	(93,025)	65,133
Other		2,647	(1,818)	829
Total intangible assets	13	$259,244	$(164,888)	$94,356

Estimated amortization expense for the fiscal years 2013 through 2017 is shown in the following table:

(amounts in thousands)	Amortization expense

2013 (remainder of year)	$12,475
2014	15,248
2015	14,799
2016	14,156
2017	10,420

Intangible assets
The table that follows presents the major components of intangible assets as of December 31, 2012 and 2011:

(amounts in thousands)	Average amortization period (in years)	Cost	Accumulated amortization	Net carrying value
As of December 31, 2012:
Patents	14	$12,770	$(8,308)	$4,462
Trademarks/Tradenames	11	85,669	(61,737)	23,932
Customer relationships	13	158,158	(93,025)	65,133
Other		2,647	(1,818)	829
Total intangible assets	13	$259,244	$(164,888)	$94,356
As of December 31, 2011:
Patents	14	$12,770	$(7,361)	$5,409
Trademarks/Tradenames	11	85,644	(48,296)	37,348
Customer relationships	13	158,158	(80,851)	77,307
Other		2,503	(1,419)	1,084
Total intangible assets	13	$259,075	$(137,927)	$121,148

Amortization expense related to these intangible assets for the years ended December 31, 2012, 2011, and 2010 was approximately $26.9 million, $26.7 million, and $27.1 million, respectively. Estimated amortization expense for the fiscal years 2013 through 2017 is shown in the following table:

(amounts in thousands)	Amortization expense

2013	$16,677
2014	15,248
2015	14,799
2016	14,156
2017	10,420

During the year ended December 31, 2010, the Company decreased the remaining useful life of certain trademarks in the Windows and Doors segment to three years (applied prospectively) as a result of future marketing plans regarding the use of these trademarks. For each of the years ended December 31, 2012, December 31, 2011, and December 31, 2010, the Company incurred approximately $7.4 million of increased amortization expense compared to the year ended December 31, 2009, primarily as a result of this decrease in useful life. As of December 31, 2012 these specific trademarks are fully amortized.

COMPREHENSIVE LOSS	3 Months Ended
Mar. 30, 2013
Equity [Abstract]
COMPREHENSIVE LOSS
Comprehensive loss
Comprehensive loss is comprised of the following:

(amounts in thousands)	For the three months ended
	March 30, 2013	March 31, 2012
Net loss	$(28,107)	$(25,642)
Foreign currency translation adjustment	(768)	663
Comprehensive loss	$(28,875)	$(24,979)

LONG-TERM DEBT	3 Months Ended	12 Months Ended
	Mar. 30, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
LONG-TERM DEBT
Long-term debt
Long-term debt in the accompanying condensed consolidated balance sheets at March 30, 2013 and December 31, 2012 consists of the following:

(amounts in thousands)	March 30, 2013	December 31, 2012
Senior secured asset based revolving credit facility	$65,000	$15,000
8.25% Senior secured notes due 2018, net of unamortized early tender premium and discount of $39,286 and $40,870, respectively	800,714	799,130
9.375% Senior notes due 2017, net of unamortized discount of $9,458 and $9,746, respectively	150,542	150,254
	$1,016,256	$964,384

8.25% Senior Secured Notes due 2018
On February 11, 2011, Ply Gem Industries issued $800.0 million of 8.25% Senior Secured Notes due 2018 at par. Ply Gem Industries used the proceeds to purchase approximately $724.6 million principal amount of its outstanding 11.75% Senior Secured Notes in a tender offer, to redeem the remaining approximate $0.4 million principal amount of outstanding 11.75% Senior Secured Notes, and to pay related fees and expenses. A portion of the early tender premiums and the original unamortized discount on the 11.75% Senior Secured Notes was recorded as a discount on the $800.0 million of 8.25% Senior Secured Notes due 2018 given that the 2011 transaction was predominately accounted for as a loan modification. On February 16, 2012, Ply Gem Industries issued an additional $40.0 million aggregate principal amount of its 8.25% Senior Secured Notes in a private placement transaction (the “Senior Tack-on Notes”). The net proceeds of approximately $32.7 million, after deducting $6.0 million for the debt discount and $1.3 million in transaction costs, have been and will continue to be utilized for general corporate purposes. The additional $40.0 million of 8.25% Senior Secured Notes have the same terms and covenants as the original $800.0 million of 8.25% Senior Secured Notes due 2018. The 8.25% Senior Secured Notes originally issued in February 2011 and the Senior Tack-on Notes issued in February 2012 (collectively, the “8.25% Senior Secured Notes”) will mature on February 15, 2018 and bear interest at the rate of 8.25% per annum. Interest will be paid semi-annually on February 15 and August 15 of each year.
Prior to February 15, 2014, Ply Gem Industries may redeem the 8.25% Senior Secured Notes, in whole or in part, at a redemption price equal to 100% of the principal amount plus a “make-whole” premium. Prior to February 15, 2014, Ply Gem Industries may redeem up to 35% of the aggregate principal amount of the 8.25% Senior Secured Notes with the net cash proceeds from certain equity offerings at a redemption price equal to 108.25% of the aggregate principal amount of the 8.25% Senior Secured Notes, plus accrued and unpaid interest, if any, provided that at least 55% of the original aggregate principal amount of the 8.25% Senior Secured Notes remains outstanding after the redemption. In addition, not more than once during any twelve-month period, Ply Gem Industries may redeem up to the greater of (i) $80.0 million of the 8.25% Senior Secured Notes and (ii) 10% of the principal amount of the 8.25% Senior Secured Notes issued pursuant to the indenture governing the 8.25% Senior Secured Notes (including additional notes) at a redemption price equal to 103% of the principal amount of the 8.25% Senior Secured Notes, plus accrued and unpaid interest, if any. At any time on or after February 15, 2014, Ply Gem Industries may redeem the 8.25% Senior Secured Notes, in whole or in part, at declining redemption prices set forth in the indenture governing the 8.25% Senior Secured Notes, plus, in each case, accrued and unpaid interest, if any, to the redemption date.
The 8.25% Senior Secured Notes are fully and unconditionally guaranteed on a joint and several basis by Ply Gem Holdings and all of the domestic subsidiaries of Ply Gem Industries (the “Guarantors”). The indenture governing the 8.25% Senior Secured Notes contains certain covenants that limit the ability of Ply Gem Industries and its restricted subsidiaries to incur additional indebtedness, pay dividends or make other distributions or repurchase or redeem their stock, make loans and investments, sell assets, incur certain liens, enter into agreements restricting their ability to pay dividends, enter into transactions with affiliates, and consolidate, merge or sell assets. In particular, Ply Gem Industries and its restricted subsidiaries may not incur additional debt (other than permitted debt in limited circumstances as defined in the indentures) unless, after giving effect to such incurrence, the consolidated interest coverage ratio of Ply Gem Industries would be at least 2.00 to 1.00. In the absence of satisfying the consolidated interest coverage ratio test, Ply Gem Industries and its restricted subsidiaries may only incur additional debt in limited circumstances, including, but not limited to, debt under our credit facilities not to exceed the greater of (x) $250 million less the amounts of certain prepayments or commitment reductions as a result of repayments from asset sales and (y) the borrowing base; purchase money indebtedness in an aggregate amount not to exceed $25.0 million at any one time outstanding; debt of foreign subsidiaries in an aggregate amount not to exceed $30.0 million at any one time outstanding; debt pursuant to a general debt basket in an aggregate amount not to exceed $50.0 million at any one time outstanding; and the refinancing of other debt under certain circumstances. In addition, Ply Gem Industries and its restricted subsidiaries are limited in their ability to make certain payments, pay dividends or make other distributions to Ply Gem Holdings. Permitted payments, dividends and distributions include, but are not limited to, those used to redeem equity of officers, directors or employees under certain circumstances, to pay taxes, and to pay customary and reasonable costs and expenses of an offering of securities that is not consummated.
The 8.25% Senior Secured Notes and the related guarantees are secured on a first-priority lien basis by substantially all of the assets (other than the assets securing the Company’s obligations under the ABL Facility, which consist of accounts receivable, inventory, cash, deposit accounts, securities accounts, chattel paper and proceeds of the foregoing and certain assets such as contract rights, instruments and documents related thereto) of Ply Gem Industries and the Guarantors and on a second-priority lien basis by the assets that secure the ABL Facility.
In addition, the Company’s stock ownership in the Company’s subsidiaries collateralizes the 8.25% Senior Secured Notes to the extent that such equity interests and other securities can secure the 8.25% Senior Secured Notes without Rule 3-16 of Regulation S-X under the Securities Act requiring separate financial statements of such subsidiary to be filed with the Securities and Exchange Commission (“SEC”). As of March 30, 2013, no subsidiary’s stock has been excluded from the collateral arrangement due to the Rule 3-16 requirement.
On August 4, 2011, Ply Gem Industries completed its exchange offer with respect to the 8.25% Senior Secured Notes issued in February 2011 by exchanging $800.0 million 8.25% Senior Secured Notes, which were registered under the Securities Act, for $800.0 million of the issued and outstanding 8.25% Senior Secured Notes. Upon completion of the exchange offer, all $800.0 million of issued and outstanding 8.25% Senior Secured Notes were registered under the Securities Act. However, the $40.0 million of Senior Tack-on Notes issued in February 2012 have not been registered under the Securities Act and there is no contractual requirement to register these instruments.
Senior Secured Asset Based Revolving Credit Facility due 2016
On January 26, 2011, Ply Gem Industries, Ply Gem Holdings and the subsidiaries of Ply Gem Industries entered into a new ABL Facility. Ply Gem Industries and Ply Gem Canada used the initial borrowing under the new ABL Facility to repay all of the outstanding indebtedness (including all accrued interest) under the Senior Secured Asset-Based Revolving Credit Facility due 2013. The new ABL Facility initially provided for revolving credit financing of up to $175.0 million, subject to borrowing base availability, including sub-facilities for letters of credit, swingline loans, and borrowings in Canadian dollars and U.S. dollars by Ply Gem Canada. In August 2011, the Company exercised the accordion feature under the new ABL Facility for $37.5 million, or 50% of the eligible accordion, increasing the Company’s ABL Facility from $175.0 million to $212.5 million. Under the terms of the ABL Facility, the Company has the ability to further increase the revolving commitments up to another $37.5 million to $250.0 million. Under the amended ABL Facility, $197.5 million is available to Ply Gem Industries and $15.0 million is available to Ply Gem Canada. All outstanding loans under the new ABL Facility are due and payable in full on January 26, 2016.
Borrowings under the new ABL Facility bear interest at a rate per annum equal to, at Ply Gem Industries’ option, either (a) a base rate determined by reference to the higher of (1) the corporate base rate of the administrative agent and (2) the federal funds effective rate plus 0.5% or (b) a Eurodollar rate determined by reference to the costs of funds for U.S. dollar deposits for the interest period relevant to such borrowing adjusted for certain additional costs, in each case plus an applicable margin. The initial applicable margin for borrowings under the new ABL Facility was 1.50% for base rate loans and 2.50% for Eurodollar rate loans. The applicable margin for borrowings under the new ABL Facility is subject to step ups and step downs based on average excess availability under that facility. Swingline loans bear interest at a rate per annum equal to the base rate plus the applicable margin.
In addition to paying interest on outstanding principal under the new ABL Facility, Ply Gem Industries is required to pay a commitment fee, in respect of the unutilized commitments thereunder, which fee will be determined based on utilization of the new ABL Facility (increasing when utilization is low and decreasing when utilization is high). Ply Gem Industries must also pay customary letter of credit fees equal to the applicable margin on Eurodollar loans and agency fees. The new ABL Facility eliminated the interest rate floor that existed in the prior ABL Facility. As of March 30, 2013, the Company’s interest rate on the new ABL Facility was approximately 2.5%. The new ABL Facility contains a requirement to maintain a fixed charge coverage ratio of 1.0 to 1.0 if the Company’s excess availability is less than the greater of (a) 12.5% of the lesser of (i) the commitments and (ii) the borrowing base and (b) $17.5 million. The new ABL Facility also contains a cash dominion requirement if the Company’s excess availability is less than the greater of (a) 15.0% of the lesser of (i) the commitments and (ii) the borrowing base and (b) $20.0 million (or $17.5 million for the months of January, February, and March). The fixed charge coverage ratio is calculated as the ratio of (i) the Company’s Adjusted EBITDA, as defined in the credit agreement governing the ABL Facility, less the aggregate amount of capital expenditures less taxes paid or payable in cash to (ii) the Company’s interest expense plus certain mandatory principal payments plus restricted payments, each as defined in the credit agreement governing the ABL Facility. Since the inception of the new ABL Facility in 2011, the Company has not been required to meet the fixed charge coverage ratio as the Company’s excess availability has exceeded the minimum thresholds.
All obligations under the ABL Facility are unconditionally guaranteed by Ply Gem Holdings and substantially all of Ply Gem Industries’ existing and future, direct and indirect, wholly owned domestic subsidiaries. All obligations under the ABL Facility, and the guarantees of those obligations, are secured, subject to certain exceptions, by substantially all of the assets of Ply Gem Industries and the guarantors, including a first-priority security interest in personal property consisting of accounts receivable, inventory, cash, deposit accounts, and certain related assets and proceeds of the foregoing and a second-priority security interest in, and mortgages on, substantially all of Ply Gem Industries’ and the Guarantors’ material owned real property and equipment and all assets that secure the 8.25% Senior Secured Notes on a first-priority basis. In addition to being secured by the collateral securing the obligations of Ply Gem Industries under the domestic collateral package, the obligations of Ply Gem Canada, which is a borrower under the Canadian sub-facility under the new ABL Facility, are also secured by a first-priority security interest in substantially all of the assets of such Canadian subsidiary, plus additional mortgages in Canada, and a pledge by Ply Gem Industries of the remaining 35% of the equity interests of Ply Gem Canada pledged only to secure the Canadian sub-facility.
The ABL Facility contains certain covenants that limit the Company’s ability and the ability of the Company’s subsidiaries to incur additional indebtedness, pay dividends or make other distributions or repurchase or redeem their stock, make loans and investments, sell assets, incur certain liens, enter into transactions with affiliates, and consolidate, merge or sell assets. In particular, the Company is permitted to incur additional debt in limited circumstances, including senior secured notes in an aggregate principal amount not to exceed $875.0 million, permitted subordinated indebtedness in an aggregate principal amount not to exceed $75.0 million at any time outstanding (subject to the ability to incur additional permitted subordinated debt provided that immediately after giving effect to such incurrence excess availability is more than 25% of the lesser of the total borrowing base and the aggregate commitments and Ply Gem Industries is in pro forma compliance with the fixed charge coverage ratio), purchase money indebtedness in an aggregate amount not to exceed $15.0 million at any one time outstanding, debt of foreign subsidiaries (other than Canadian subsidiaries) in an aggregate amount not to exceed $2.5 million at any one time outstanding, and the refinancing of other debt under certain circumstances. In addition, Ply Gem Industries is limited in its ability to pay dividends or make other distributions to Ply Gem Holdings. Permitted dividends and distributions include those used to redeem equity of its officers (including approximately $12.6 million of repurchases from certain executive officers), directors or employees under certain circumstances, to pay taxes, to pay operating and other corporate overhead costs and expenses in the ordinary course of business in an aggregate amount not to exceed $2.0 million in any calendar year plus reasonable and customary indemnification claims of its directors and executive officers and to pay fees and expenses related to any unsuccessful debt or equity offering. Ply Gem Industries may also make additional payments to Ply Gem Holdings that may be used by Ply Gem Holdings to pay dividends or other distributions on its stock under the new ABL Facility so long as before and after giving effect to such dividend or other distribution excess availability is greater than 25% of the lesser of the total borrowing base and the aggregate commitments and Ply Gem Industries is in pro forma compliance with the consolidated fixed charge coverage ratio.
On September 21, 2012, Ply Gem Industries completed an amendment to its ABL Facility to permit the refinancing of its 13.125% Senior Subordinated Notes with unsecured notes rather than subordinated notes. No other terms or provisions were modified or changed in conjunction with this amendment.
As of March 30, 2013, Ply Gem Industries had approximately $141.1 million of contractual availability and approximately $97.1 million of borrowing base availability under the new ABL Facility, reflecting $65.0 million of borrowings outstanding and approximately $6.4 million of letters of credit and priority payables reserves.
On April 3, 2013, Ply Gem Industries amended its ABL facility. Among other things, the amendment to the ABL Facility: (i) increased the amount of debt that Ply Gem Holdings is permitted to incur under the tax receivables agreement from $65.0 million to $100.0 million subject to the satisfaction of certain conditions, including the Company maintaining excess availability levels, greater than the lesser of (x) 25% of the lesser of the borrowing base and aggregate commitments and (y) $17.5 million, and (ii) modified the change of control definition.
9.375% Senior Notes due 2017
On September 27, 2012, Ply Gem Industries issued $160.0 million of 9.375% Senior Notes at par. Ply Gem Industries used the proceeds of the offering, together with cash on hand, to satisfy and discharge its obligations under the 13.125% Senior Subordinated Notes and the indenture governing the 13.125% Senior Subordinated Notes. The 9.375% Senior Notes will mature on April 15, 2017 and bear interest at the rate of 9.375% per annum. Interest will be paid semi-annually on April 15 and October 15 of each year. A portion of the early call premium and the original unamortized discount on the 13.125% Senior Subordinated Notes was recorded as a discount on the $160.0 million of 9.375% Senior Notes, given that the transaction was predominately accounted for as a loan modification.
Prior to October 15, 2014, Ply Gem Industries may redeem the 9.375% Senior Notes, in whole or in part, at a redemption price equal to 100% of the principal amount plus a “make-whole” premium. Prior to October 15, 2014, Ply Gem Industries may redeem up to 40% of the aggregate principal amount of the 9.375% Senior Notes with the net cash proceeds from certain equity offerings at a redemption price equal to 109.375% of the aggregate principal amount of the 9.375% Senior Notes, plus accrued and unpaid interest, if any, provided that at least 60% of the aggregate principal amount of the 9.375% Senior Notes remains outstanding after the redemption and the redemption occurs within 90 days of the date of the closing of such equity offerings. On or after October 15, 2014, and prior to October 15, 2015, Ply Gem Industries may redeem up to 100% of the aggregate principal amount of the 9.375% Senior Notes with the net cash proceeds from certain equity offerings at a redemption price equal to 103% of the aggregate principal amount of the 9.375% Senior Notes, plus accrued and unpaid interest, if any to the redemption date. On or after October 15, 2015 and prior to October 15, 2016, Ply Gem Industries may redeem up to 100% of the aggregate principal amount of the 9.375% Senior Notes with the net cash proceeds from certain equity offerings at a redemption price equal to 100% of the aggregate principal amount of the 9.375% Senior Notes, plus accrued and unpaid interest, if any to the redemption date. At any time on or after October 15, 2014, Ply Gem Industries may redeem the 9.375% Senior Notes, in whole or in part, at the declining redemption prices set forth in the indenture governing the 9.375% Senior Notes, plus accrued and unpaid interest, if any, to the redemption date.
The 9.375% Senior Notes are unsecured and equal in right of payment to all of our existing and future senior debt, including the ABL Facility and the 8.25% Senior Secured Notes. The 9.375% Senior Notes are unconditionally guaranteed on a joint and several basis by the Guarantors (other than certain unrestricted subsidiaries) on a senior unsecured basis. The guarantees are general unsecured obligations and are equal in right of payment to all existing senior debt of the Guarantors, including their guarantees of the 8.25% Senior Secured Notes and the ABL Facility. The 9.375% Senior Notes and guarantees are effectively subordinated to all of Ply Gem Industries’ and the guarantors’ existing and future secured indebtedness, including the 8.25% Senior Secured Notes and the ABL Facility, to the extent of the value of the assets securing such indebtedness.
The indenture governing the 9.375% Senior Notes contains certain covenants that limit the ability of Ply Gem Industries and its subsidiaries to incur additional indebtedness, pay dividends or make other distributions or repurchase or redeem their stock, make loans and investments, sell assets, incur certain liens, enter into transactions with affiliates, and consolidate, merge or sell Ply Gem Industries’ assets. In particular, Ply Gem Industries may not incur additional debt (other than permitted debt in limited circumstances as defined in the indenture) unless, after giving effect to such incurrence, the consolidated interest coverage ratio would be at least 2.00 to 1.00. In the absence of satisfying the consolidated interest coverage ratio, Ply Gem Industries may only incur additional debt in limited circumstances, including, but not limited to, debt not to exceed the sum of (a) the greater of (i) $250.0 million and (ii) the borrowing base as of date of such incurrence; purchase money indebtedness in an aggregate amount not to exceed the greater of $35.0 million and 20% of consolidated net tangible assets at any one time outstanding; debt of foreign subsidiaries in an aggregate amount not to exceed $30.0 million at any one time outstanding; debt pursuant to a general debt basket in an aggregate amount not to exceed $50.0 million at any one time outstanding; and the refinancing of other debt under certain circumstances. In addition, Ply Gem Industries is limited in its ability to pay dividends or make other distributions to Ply Gem Holdings. Permitted dividends and distributions include those used to redeem equity of officers, directors or employees under certain circumstances, to pay taxes, to pay out-of-pocket costs and expenses in an aggregate amount not to exceed $2.0 million in any calendar year, to pay customary and reasonable costs and expenses of an offering of securities that is not consummated and other dividends or distributions of up to $20.0 million.
On January 24, 2013, Ply Gem Industries completed its exchange offer with respect to the 9.375% Senior Notes by exchanging $160.0 million 9.375% Senior Notes, which were registered under the Securities Act, for $160.0 million of the issued and outstanding 9.375% Senior Notes. Upon completion of the exchange offer, all $160.0 million of issued and outstanding 9.375% Senior Notes were registered under the Securities Act.
13.125% Senior Subordinated Notes due 2014
On January 11, 2010, Ply Gem Industries issued $150.0 million of 13.125% Senior Subordinated Notes at an approximate 3.0% discount, yielding proceeds of approximately $145.7 million. Ply Gem Industries used the proceeds of the offering to redeem approximately $141.2 million aggregate principal amount of its previous 9% Senior Subordinated Notes due 2012 and to pay certain related costs and expenses. The interest rate on the Senior Subordinated Notes was 13.125% and was paid semi-annually on January 15 and July 15 of each year.
On September 27, 2012, Ply Gem Industries used the net proceeds from the issuance of the 9.375% Senior Notes, together with cash on hand, aggregating $165.4 million, to satisfy and discharge its obligations under the 13.125% Senior Subordinated Notes and the indenture governing the 13.125% Senior Subordinated Notes. In addition, on September 27, 2012, Ply Gem Industries issued a notice of redemption to redeem all of the outstanding 13.125% Senior Subordinated Notes on October 27, 2012 at a redemption price equal to 106.5625% plus accrued and unpaid interest to the redemption date. The $165.4 million deposited with the trustee for the 13.125% Senior Subordinated Notes included a $9.8 million call premium and $5.7 million of accrued interest. On October 27, 2012, the Company completed the redemption of all $150.0 million principal amount of the 13.125% Senior Subordinated Notes.

Long-term debt
Long-term debt in the accompanying consolidated balance sheets at December 31, 2012 and 2011 consists of the following:

(amounts in thousands)	December 31, 2012	December 31, 2011
Senior secured asset based revolving credit facility	$15,000	$55,000
8.25% Senior secured notes due 2018, net of unamortized early tender premium and discount of $40,870 and $40,641	799,130	759,359
13.125% Senior subordinated notes due 2014, net of unamortized discount of $0 and $2,689	—	147,311
9.375% Senior notes due 2017, net of unamortized discount of $9,746 and $0	150,254	—
	$964,384	$961,670

2012 developments
On September 27, 2012, Ply Gem Industries completed an offering for $160.0 million aggregate principal amount of 9.375% Senior Notes due 2017 (the “9.375% Senior Notes”). The net proceeds of this offering, together with cash on hand, were deposited with the trustee for Ply Gem Industries’ 13.125% Senior Subordinated Notes due 2014 (the “13.125% Senior Subordinated Notes”) to satisfy and discharge its obligations under the 13.125% Senior Subordinated Notes and the indenture governing the 13.125% Senior Subordinated Notes. The 9.375% Senior Notes will mature on April 15, 2017.
On February 16, 2012, Ply Gem Industries issued an additional $40.0 million aggregate principal amount of its 8.25% Senior Secured Notes in a private placement transaction (“Senior Tack-on Notes”). The net proceeds of approximately $32.7 million after deducting $6.0 million for the debt discount and $1.3 million in transaction costs, have been and will be utilized for general corporate purposes. The additional $40.0 million of 8.25% Senior Secured Notes have the same terms and covenants as the original $800.0 million of 8.25% Senior Secured Notes.
8.25% Senior Secured Notes due 2018
On February 11, 2011, Ply Gem Industries issued $800.0 million of 8.25% Senior Secured Notes due 2018 at par. Ply Gem Industries used the proceeds to purchase approximately $724.6 million principal amount of its outstanding 11.75% Senior Secured Notes in a tender offer, to redeem the remaining approximate $0.4 million principal amount of outstanding 11.75% Senior Secured Notes, and to pay related fees and expenses. A portion of the early tender premiums and the original unamortized discount on the 11.75% Senior Secured Notes was recorded as a discount on the $800.0 million of 8.25% Senior Secured Notes due 2018 given that the 2011 transaction was predominately accounted for as a loan modification. The 8.25% Senior Secured Notes due 2018 together with the Senior Tack-on Notes (“8.25% Senior Secured Notes”) will mature on February 15, 2018 and bear interest at the rate of 8.25% per annum. Interest will be paid semi-annually on February 15 and August 15 of each year.
Prior to February 15, 2014, Ply Gem Industries may redeem the 8.25% Senior Secured Notes, in whole or in part, at a redemption price equal to 100% of the principal amount plus a “make-whole” premium. Prior to February 15, 2014, Ply Gem Industries may redeem up to 35% of the aggregate principal amount of the 8.25% Senior Secured Notes with the net cash proceeds from certain equity offerings at a redemption price equal to 108.25% of the aggregate principal amount of the 8.25% Senior Secured Notes, plus accrued and unpaid interest, if any, provided that at least 55% of the original aggregate principal amount of the 8.25% Senior Secured Notes remains outstanding after the redemption. In addition, not more than once during any twelve-month period, Ply Gem Industries may redeem up to the greater of (i) $84.0 million of the 8.25% Senior Secured Notes and (ii) 10% of the principal amount of the 8.25% Senior Secured Notes issued pursuant to the indenture governing the 8.25% Senior Secured Notes (including additional notes) at a redemption price equal to 103% of the aggregate amount of the 8.25% Senior Secured Notes, plus accrued and unpaid interest, if any. At any time on or after February 15, 2014, Ply Gem Industries may redeem the 8.25% Senior Secured Notes, in whole or in part, at declining redemption prices set forth in the indenture governing the 8.25% Senior Secured Notes, plus, in each case, accrued and unpaid interest, if any, to the redemption date.
The 8.25% Senior Secured Notes are fully and unconditionally guaranteed on a joint and several basis by Ply Gem Holdings and all of the domestic subsidiaries of Ply Gem Industries (the “Guarantors”). The indenture governing the 8.25% Senior Secured Notes contains certain covenants that limit the ability of Ply Gem Industries and its restricted subsidiaries to incur additional indebtedness, pay dividends or make other distributions or repurchase or redeem their stock, make loans and investments, sell assets, incur certain liens, enter into agreements restricting their ability to pay dividends, enter into transactions with affiliates, and consolidate, merge or sell assets. In particular, Ply Gem Industries and its restricted subsidiaries may not incur additional debt (other than permitted debt in limited circumstances as defined in the indentures) unless, after giving effect to such incurrence, the consolidated interest coverage ratio of Ply Gem Industries would be at least 2.00 to 1.00. In the absence of satisfying the consolidated interest coverage ratio, Ply Gem Industries and its restricted subsidiaries may only incur additional debt in limited circumstances, including, but not limited to, debt under our credit facilities not to exceed the greater of (x) $250 million less the amounts of certain prepayments or commitment reductions as a result of repayments from asset sales and (y) the borrowing base; purchase money indebtedness in an aggregate amount not to exceed $25.0 million at any one time outstanding; debt of foreign subsidiaries in an aggregate amount not to exceed $30.0 million at any one time outstanding; debt pursuant to a general debt basket in an aggregate amount not to exceed $50.0 million at any one time outstanding; and the refinancing of other debt under certain circumstances. In addition, Ply Gem Industries and its restricted subsidiaries are limited in their ability to make certain payments, pay dividends or make other distributions to Ply Gem Holdings. Permitted payments, dividends and distributions include, but are not limited to, those used to redeem equity of officers, directors or employees under certain circumstances, to pay taxes, and to pay customary and reasonable costs and expenses of an offering of securities that is not consummated.
The 8.25% Senior Secured Notes and the related guarantees are secured on a first-priority lien basis by substantially all of the assets (other than the assets securing our obligations under the ABL Facility, which consist of accounts receivable, inventory, cash, deposit accounts, securities accounts, chattel paper and proceeds of the foregoing and certain assets such as contract rights, instruments and documents related thereto) of Ply Gem Industries and the Guarantors and on a second-priority lien basis by the assets that secure the ABL Facility.
In addition, the Company’s stock ownership in the Company’s subsidiaries collateralizes the 8.25% Senior Secured Notes to the extent that such equity interests and other securities can secure the 8.25% Senior Secured Notes without Rule 3-16 of Regulation S-X under the Securities Act requiring separate financial statements of such subsidiary to be filed with the Securities and Exchange Commission (“SEC”).
On August 4, 2011, Ply Gem Industries completed its exchange offer with respect to the 8.25% Senior Secured Notes by exchanging $800.0 million 8.25% Senior Secured Notes, which were registered under the Securities Act, for $800.0 million of the issued and outstanding 8.25% Senior Secured Notes. Upon completion of the exchange offer, all $800.0 million of issued and outstanding 8.25% Senior Secured Notes were registered under the Securities Act. However, the $40.0 million of Senior Tack-on Notes issued in February 2012 have not been registered under the Securities Act and there is no contractual requirement to register these instruments.
11.75% Senior Secured Notes due 2013
On June 9, 2008, Ply Gem Industries issued $700.0 million of 11.75% Senior Secured Notes due 2013 (“11.75% Senior Secured Notes”) at an approximate 1.0% discount, yielding proceeds of approximately $693.5 million. Interest was paid semi-annually on June 15, 2013 and December 15 of each year. On October 23, 2009, Ply Gem Industries issued an additional $25.0 million of its 11.75% Senior Secured Notes in a private placement transaction. The additional $25.0 million of 11.75% Senior Secured Notes had the same terms and covenants as the initial $700.0 million of 11.75% Senior Secured Notes.
On February 11, 2011, the Company purchased approximately $718.6 million principal amount of the 11.75% Senior Secured Notes in a tender offer at a price of $1,069.00 per $1,000 principal amount, which included an early tender payment of $40.00 per $1,000 principal amount, plus accrued and unpaid interest, and on February 28, 2011, the Company purchased $6.0 million principal amount of the 11.75% Senior Secured Notes in the tender offer at a price of $1,029.00 per $1,000 principal amount, plus accrued and unpaid interest. On March 13, 2011, pursuant to the terms of the indenture governing the 11.75% Senior Secured Notes, the Company redeemed the remaining approximate $0.4 million at a redemption price of 103% of the principal amount thereof, plus accrued and unpaid interest. As a result of these transactions, the Company paid cumulative early tender premiums of approximately $49.8 million during the year ended December 31, 2011. Following the redemption on March 13, 2011, there were no longer any 11.75% Senior Secured Notes outstanding. The 11.75% Senior Secured Notes would have matured on June 15, 2013 and bore interest at the rate of 11.75% per annum. The loss recorded as a result of this purchase is discussed in detail in the section “Gain (loss) on debt extinguishment” below.
Senior Secured Asset Based Revolving Credit Facility due 2016
On January 26, 2011, Ply Gem Industries, Ply Gem Holdings and the subsidiaries of Ply Gem Industries entered into a new ABL Facility. Ply Gem Industries and Ply Gem Canada used the initial borrowing under the new ABL Facility to repay all of the outstanding indebtedness (including all accrued interest) under the Senior Secured Asset-Based Revolving Credit Facility due 2013. The new ABL Facility initially provided for revolving credit financing of up to $175.0 million, subject to borrowing base availability, including sub-facilities for letters of credit, swingline loans, and borrowings in Canadian dollars and U.S. dollars by Ply Gem Canada. In
August 2011, the Company exercised the accordion feature under the new ABL Facility for $37.5 million, or 50% of the eligible accordion, increasing the Company’s ABL Facility from $175.0 million to $212.5 million. Under the terms of the ABL Facility, the Company has the ability to further increase the revolving commitments up to another $37.5 million to $250.0 million. Under the amended ABL Facility, $197.5 million is available to Ply Gem Industries and $15.0 million is available to Ply Gem Canada. All outstanding loans under the new ABL Facility are due and payable in full on January 26, 2016.
Borrowings under the new ABL Facility bear interest at a rate per annum equal to, at Ply Gem Industries’ option, either (a) a base rate determined by reference to the higher of (1)the corporate base rate of the administrative agent and (2)the federal funds effective rate plus 0.5% or (b) a Eurodollar rate determined by reference to the costs of funds for U.S. dollar deposits for the interest period relevant to such borrowing adjusted for certain additional costs, in each case plus an applicable margin. The initial applicable margin for borrowings under the new ABL Facility was 1.50% for base rate loans and 2.50% for Eurodollar rate loans. The applicable margin for borrowings under the new ABL Facility is subject to step ups and step downs based on average excess availability under that facility. Swingline loans bear interest at a rate per annum equal to the base rate plus the applicable margin.
In addition to paying interest on outstanding principal under the new ABL Facility, Ply Gem Industries is required to pay a commitment fee, in respect of the unutilized commitments thereunder, which fee will be determined based on utilization of the new ABL Facility (increasing when utilization is low and decreasing when utilization is high). Ply Gem Industries must also pay customary letter of credit fees equal to the applicable margin on Eurodollar loans and agency fees. The new ABL Facility eliminated the interest rate floor that existed in the prior ABL Facility. As of December 31, 2012, the Company’s interest rate on the new ABL Facility was approximately 2.5%. The new ABL Facility contains a requirement to maintain a fixed charge coverage ratio of 1.0 to 1.0 if the Company’s excess availability is less than the greater of (a) 12.5% of the lesser of (i) the commitments and (ii) the borrowing base and (b) $17.5 million. The new ABL Facility also contains a cash dominion requirement if the Company’s excess availability is less than the greater of (a) 15.0% of the lesser of (i) the commitments and (ii) the borrowing base and (b) $20.0 million (or $17.5 million for the months of January, February, and March).
All obligations under the ABL Facility are unconditionally guaranteed by Ply Gem Holdings and substantially all of Ply Gem Industries’ existing and future, direct and indirect, wholly owned domestic subsidiaries. All obligations under the ABL Facility, and the guarantees of those obligations, are secured, subject to certain exceptions, by substantially all of the assets of Ply Gem Industries and the guarantors, including a first-priority security interest in personal property consisting of accounts receivable, inventory, cash, deposit accounts, and certain related assets and proceeds of the foregoing and a second-priority security interest in, and mortgages on, substantially all of Ply Gem Industries’ and the Guarantors’ material owned real property and equipment and all assets that secure the 8.25% Senior Secured Notes on a first-priority basis. In addition to being secured by the collateral securing the obligations of Ply Gem Industries under the domestic collateral package, the obligations of Ply Gem Canada, which is a borrower under the Canadian sub-facility under the new ABL Facility, are also secured by a first-priority security interest in substantially all of the assets of such Canadian subsidiary, plus additional mortgages in Canada, and a pledge by Ply Gem Industries of the remaining 35% of the equity interests of Ply Gem Canada pledged only to secure the Canadian sub-facility.
The ABL Facility contains certain covenants that limit the Company’s ability and the ability of the Company’s subsidiaries to incur additional indebtedness, pay dividends or make other distributions or repurchase or redeem their stock, make loans and investments, sell assets, incur certain liens, enter into transactions with affiliates, and consolidate, merge or sell assets. In particular, the Company is permitted to incur additional debt in limited circumstances, including senior secured notes in an aggregate principal amount not to exceed $875.0 million, permitted subordinated indebtedness in an aggregate principal amount not to exceed $75.0 million at any time outstanding (subject to the ability to incur additional permitted subordinated debt provided that immediately after giving effect to such incurrence excess availability is more than 25% of the lesser of the total borrowing base and the aggregate commitments and Ply Gem Industries is in pro forma compliance with the fixed charge coverage ratio), purchase money indebtedness in an aggregate amount not to exceed $15.0 million at any one time outstanding, debt of foreign subsidiaries (other than Canadian subsidiaries) in an aggregate amount not to exceed $2.5 million at any one time outstanding, and the refinancing of other debt under certain circumstances. In addition, Ply Gem Industries is limited in its ability to pay dividends or make other distributions to Ply Gem Holdings. Permitted dividends and distributions include those used to redeem equity of its officers (including approximately $12.6 million of repurchases from certain executive officers), directors or employees under certain circumstances, to pay taxes, to pay operating and other corporate overhead costs and expenses in the ordinary course of business in an aggregate amount not to exceed $2.0 million in any calendar year plus reasonable and customary indemnification claims of its directors and executive officers and to pay fees and expenses related to any unsuccessful debt or equity offering. Ply Gem Industries may also make additional payments to Ply Gem Holdings that may be used by Ply Gem Holdings to pay dividends or other distributions on its stock under the new ABL Facility so long as before and after giving effect to such dividend or other distribution excess availability is greater than 25% of the lesser of the total borrowing base and the aggregate commitments and Ply Gem Industries is in pro forma compliance with the consolidated fixed charge coverage ratio.
As of December 31, 2012, Ply Gem Industries had approximately $191.2 million of contractual availability and approximately $113.4 million of borrowing base availability under the new ABL Facility, reflecting $15.0 million of borrowings outstanding and approximately $6.3 million of letters of credit and priority payables reserves.
Senior Secured Asset Based Revolving Credit Facility due 2013
Concurrently with the 11.75% Senior Secured Notes offering on June 9, 2008, Ply Gem Industries, Ply Gem Holdings and the subsidiaries of Ply Gem Industries entered into an ABL Facility. The prior ABL Facility initially provided for revolving credit financing of up to $150.0 million, subject to borrowing base availability, with a maturity of five years (June 2013) including sub-facilities for letters of credit, swingline loans, and borrowings in Canadian dollars and U.S. dollars by Ply Gem Canada. In July 2009, the Company amended the prior ABL Facility to increase the available commitments by $25.0 million from $150.0 million to $175.0 million. As of December 31, 2011, there were no outstanding borrowings under the prior ABL Facility, as it was replaced with the new ABL Facility on January 26, 2011, as discussed above.
9.375% Senior Notes due 2017
On September 27, 2012, Ply Gem Industries issued $160.0 million of 9.375% Senior Notes at par. Ply Gem Industries used the proceeds of the offering, together with cash on hand, to satisfy and discharge its obligations under the 13.125% Senior Subordinated Notes and the indenture governing the 13.125% Senior Subordinated Notes. The 9.375% Senior Notes will mature on April 15, 2017 and bear interest at the rate of 9.375% per annum. Interest will be paid semi-annually on April 15 and October 15 of each year. A portion of the early call premium and the original unamortized discount on the 13.125% Senior Subordinated Notes was recorded as a discount on the $160.0 million of 9.375% Senior Notes, given that the transaction was predominately accounted for as a loan modification.
Prior to October 15, 2014, Ply Gem Industries may redeem the 9.375% Senior Notes, in whole or in part, at a redemption price equal to 100% of the principal amount plus a “make-whole” premium. Prior to October 15, 2014, Ply Gem Industries may redeem up to 40% of the aggregate principal amount of the 9.375% Senior Notes with the net cash proceeds from certain equity offerings at a redemption price equal to 109.375% of the principal amount of the 9.375% Senior Notes, plus accrued and unpaid interest, if any to the redemption date, provided that at least 60% of the aggregate principal amount of the 9.375% Senior Notes remains outstanding after the redemption and the redemption occurs within 90 days of the date of the closing of such equity offerings. On or after October 15, 2014, and prior to October 15, 2015, Ply Gem Industries may redeem up to 100% of the principal amount of the 9.375% Senior Notes with the net cash proceeds from certain equity offerings at a redemption price equal to 103% of the principal amount of the 9.375% Senior Notes, plus accrued and unpaid interest, if any to the redemption date. On or after October 15, 2015, and prior to October 15, 2016, Ply Gem Industries may redeem up to 100% of the aggregate principal amount of the 9.375% Senior Notes with the net cash proceeds from certain equity offerings at a redemption price equal to 100% of the principal amount of the 9.375% Senior Notes, plus accrued and unpaid interest, if any to the redemption date. At any time on or after October 15, 2014, Ply Gem Industries may redeem the 9.375% Senior Notes, in whole or in part, at the declining redemption prices set forth in the indenture governing the 9.375% Senior Notes, plus accrued and unpaid interest, if any, to the redemption date.
The 9.375% Senior Notes are unsecured and equal in right of payment to all of our existing and future senior debt, including the ABL Facility and the 8.25% Senior Secured Notes. The 9.375% Senior Notes are unconditionally guaranteed on a joint and several basis by the Guarantors (other than certain unrestricted subsidiaries) on a senior unsecured basis. The guarantees are general unsecured obligations and are equal in right of payment to all existing senior debt of the Guarantors, including their guarantees of the 8.25% Senior Secured Notes and the ABL Facility. The 9.375% Senior Notes and guarantees are effectively subordinated to all of Ply Gem Industries’ and the Guarantors’ existing and future secured indebtedness, including the 8.25% Senior Secured Notes and the ABL Facility, to the extent of the value of the assets securing such indebtedness.
The indenture governing the 9.375% Senior Notes contains certain covenants that limit the ability of Ply Gem Industries and its subsidiaries to incur additional indebtedness, pay dividends or make other distributions or repurchase or redeem their stock, make loans and investments, sell assets, incur certain liens, enter into transactions with affiliates, and consolidate, merge or sell Ply Gem Industries’ assets. In particular, Ply Gem Industries may not incur additional debt (other than permitted debt in limited circumstances) unless, after giving effect to such incurrence, the consolidated interest coverage ratio would be at least 2.00 to 1.00. In the absence of satisfying the consolidated interest coverage ratio, Ply Gem Industries may only incur additional debt in limited circumstances, including, but not limited to, debt not to exceed the sum of (a) the greater of (i) $250.0 million and (ii) the borrowing base as of date of such incurrence; purchase money indebtedness in an aggregate amount not to exceed the greater of $35.0 million and 20% of consolidated net tangible assets at any one time outstanding; debt of foreign subsidiaries in an aggregate amount not to exceed $30.0 million at any one time outstanding; debt pursuant to a general debt basket in an aggregate amount not to exceed $50.0 million at any one time outstanding; and the refinancing of other debt under certain circumstances. In addition, Ply Gem Industries is limited in its ability to pay dividends or make other distributions to Ply Gem Holdings. Permitted dividends and distributions include those used to redeem equity of officers, directors or employees under certain circumstances, to pay taxes, to pay out-of-pocket costs and expenses in an aggregate amount not to exceed $2.0 million in any calendar year, to pay customary and reasonable costs and expenses of an offering of securities that is not consummated and other dividends or distributions of up to $20.0 million.
On January 24, 2013, Ply Gem Industries completed its exchange offer with respect to the 9.375% Senior Notes by exchanging $160.0 million 9.375% Senior Notes, which were registered under the Securities Act, for $160.0 million of the issued and outstanding 9.375% Senior Notes. Upon completion of the exchange offer, all $160.0 million of issued and outstanding 9.375% Senior Notes were registered under the Securities Act.
13.125% Senior Subordinated Notes due 2014
On January 11, 2010, Ply Gem Industries issued $150.0 million of 13.125% Senior Subordinated Notes at an approximate 3.0% discount, yielding proceeds of approximately $145.7 million. Ply Gem Industries used the proceeds of the offering to redeem approximately $141.2 million aggregate principal amount of its previous 9% Senior Subordinated Notes due 2012 and to pay certain related costs and expenses. The interest rate on the Notes was 13.125% and was paid semi-annually on January 15 and July 15 of each year.
On September 27, 2012, Ply Gem Industries used the net proceeds from the issuance of the 9.375% Senior Notes, together with cash on hand, aggregating $165.4 million, to satisfy and discharge its obligations under the 13.125% Senior Subordinated Notes and the indenture governing the 13.125% Senior Subordinated Notes. In addition, on September 27, 2012, Ply Gem Industries issued a notice of redemption to redeem all of the outstanding 13.125% Senior Subordinated Notes on October 27, 2012 at a redemption price equal to 106.5625% plus accrued and unpaid interest to the redemption date. The $165.4 million deposited with the trustee for the 13.125% Senior Subordinated Notes included a $9.8 million call premium and $5.7 million of accrued interest.
On October 27, 2012, the Company completed the redemption of all $150.0 million principal amount of the 13.125% Senior Subordinated Notes. The loss recorded as a result of the debt transactions is discussed in the section “Gain (loss) on debt modification or extinguishment” below.
9.00% Senior Subordinated Notes due 2012
In connection with the issuance of $150.0 million of the 13.125% Senior Subordinated Notes on January 11, 2010, Ply Gem Industries redeemed approximately $141.2 million aggregate principal amount of the 9% Senior Subordinated Notes on February 16, 2010 at a redemption price of 100% of the principal amount thereof plus accrued interest. Approximately $218.8 million aggregate principal amount of the 9% Senior Subordinated Notes held by certain affiliates of the CI Partnerships were transferred to the Company’s indirect stockholders and ultimately to Ply Gem Prime. Such notes were then transferred to the Company and then to Ply Gem Industries as a capital contribution and cancelled on February 12, 2010. As of December 31, 2011, there were no 9% Senior Subordinated Notes outstanding.
Gain (loss) on debt modification or extinguishment
As a result of the 9.375% Senior Notes issuance and the transactions relating to the 13.125% Senior Subordinated Notes during the year ended December 31, 2012, the Company performed an analysis to determine the proper accounting treatment for this transaction. Specifically, the Company evaluated each creditor with ownership in both the 13.125% Senior Subordinated Notes and the 9.375% Senior Notes to determine whether the transaction should be accounted for as a modification or an extinguishment of debt as it relates to each individual holder. The Company incurred an early call premium of approximately $9.8 million in connection with this transaction, of which approximately $8.3 million was recorded as a discount on the 9.375% Senior Notes and approximately $1.5 million was expensed as a loss on modification or extinguishment of debt in the consolidated statement of operations for the year ended December 31, 2012. The Company also expensed approximately $0.3 million for the unamortized discount and $0.4 million for the unamortized debt issuance costs for the 13.125% Senior Subordinated Notes as a result of this transaction for the year ended December 31, 2012. The Company also incurred approximately $2.5 million of costs associated with this transaction, of which approximately $1.1 million was recorded as debt issuance costs and approximately $1.4 million was expensed as loss on modification or extinguishment of debt in the consolidated statement of operations for the year ended December 31, 2012.
As a result of the 8.25% Senior Secured Notes issuance and purchase and redemption of the 11.75% Senior Secured Notes during the year ended December 31, 2011, the Company performed an analysis to determine the proper accounting treatment for this transaction. Specifically, the Company evaluated each creditor with ownership in both the 11.75% Senior Secured Notes and 8.25% Senior Secured Notes to determine whether the transaction was to be accounted for as a modification or an extinguishment of debt. The Company determined that this transaction resulted predominantly in a modification but in some instances as an extinguishment as some creditors did not participate in both the 11.75% Senior Secured Notes and 8.25% Senior Secured Notes. The Company incurred an early tender premium of approximately $49.8 million in conjunction with this transaction, of which approximately $38.9 million was recorded as a discount on the 8.25% Senior Secured Notes and approximately $10.9 million was expensed as a loss on modification or extinguishment of debt in the consolidated statement of operations for the year ended December 31, 2011. The Company also expensed approximately $0.8 million for the unamortized discount and $2.8 million for the unamortized debt issuance costs for the 11.75% Senior Secured Notes in this transaction for the year ended December 31, 2011. The Company also incurred approximately $25.9 million of costs associated with this transaction, of which approximately $13.6 million was recorded as debt issuance costs and approximately $12.3 million was expensed as a loss on modification or extinguishment of debt in the consolidated statement of operations for the year ended December 31, 2011.
As a result of the ABL Facility refinancing during 2011, the Company evaluated the proper accounting treatment for the debt issuance costs associated with the prior ABL Facility and the new ABL Facility as there were certain members of the loan syndication that existed in both facilities and other members who were not participants in the new ABL Facility. Based on this evaluation, the Company expensed approximately $1.2 million of debt issuance costs as a loss on modification or extinguishment of debt and recorded approximately $2.1 million of debt issuance costs.
As a result of the $141.2 million redemption of the previous 9% Senior Subordinated Notes on February 16, 2010, the Company recognized a loss on extinguishment of debt of approximately $2.2 million related predominantly to the write-off of unamortized debt issuance costs. On February 12, 2010, as a result of the $218.8 million contribution of the 9% Senior Subordinated Notes by affiliates of the Company’s controlling stockholders in exchange for equity of Ply Gem Prime valued at approximately $114.9 million, the Company recognized a gain on extinguishment of approximately $100.4 million, including the write-off of unamortized debt issuance costs of approximately $3.5 million. The $98.2 million gain on debt extinguishment was recorded separately in the accompanying consolidated statement of operations for the year ended December 31, 2010.
Based on these financing transactions, the Company recognized a loss on debt modification or extinguishment of approximately $3.6 million and $27.9 million and a gain on debt extinguishment of approximately $98.2 million for the years ended December 31, 2012, December 31, 2011, and December 31, 2010, respectively, as summarized in the table below.

	For the year ended
(amounts in thousands)	December 31, 2012	December 31, 2011	December 31, 2010
Gain (loss) on extinguishment of debt:
Tender premium	$—	$(10,883)	$—
11.75% Senior Secured Notes unamortized discount	—	(775)	—
11.75% Senior Secured Notes unamortized debt issuance costs	—	(2,757)	—
13.125% Senior Subordinated Notes call premium	(1,487)	—	—
13.125% Senior Subordinated Notes unamortized discount	(299)	—	—
13.125% Senior Subordinated Notes unamortized debt issuance costs	(372)	—	—
	(2,158)	(14,415)	—
Carrying value of 9% Senior Subordinated Notes	—	—	360,000
9% Senior Subordinated Notes unamortized debt issuance costs	—	—	(5,780)
9% Senior Subordinated Notes unamortized premium	—	—	100
Reacquisition price of 9% Senior Subordinated Notes	—	—	(256,133)
	—	—	98,187
Loss on modification of debt:
Third party fees for 8.25% Senior Secured Notes	—	(12,261)	—
Unamortized debt issuance costs for prior ABL Facility	—	(1,187)	—
Third party fees for 9.375% Senior Notes	(1,449)	—	—
	(1,449)	(13,448)	—
Total gain (loss) on modification or extinguishment of debt	$(3,607)	$(27,863)	$98,187

Debt maturities
The following table summarizes the Company’s long-term debt maturities due in each fiscal year after December 31, 2012.

(amounts in thousands)	As of December 31, 2012

2013	$—
2014	—
2015	—
2016	15,000
2017	150,254
Thereafter	799,130

$964,384

DEFINED BENEFIT PLANS	3 Months Ended	12 Months Ended
	Mar. 30, 2013	Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
DEFINED BENEFIT PLANS
Pension plans
The Company has two pension plans, the Ply Gem Group Pension Plan and the MW Manufacturers, Inc. Retirement Plan. The Company’s net periodic benefit expense for the combined plans for the periods indicated consists of the following components:

	For the three months ended
(amounts in thousands)	March 30, 2013	March 31, 2012
Service cost	$29	$—
Interest cost	440	467
Expected return on plan assets	(513)	(504)
Amortization of loss	234	200
Net periodic benefit expense	$190	$163

Defined benefit plans
The Company has two pension plans, the Ply Gem Group Pension Plan (the “Ply Gem Plan”) and the MW Manufacturers, Inc. Retirement Plan (the “MW Plan”). The plans are combined in the following discussion.
The table that follows provides a reconciliation of benefit obligations, plan assets, and funded status of the combined plans in the accompanying consolidated balance sheets at December 31, 2012 and 2011:

(amounts in thousands)	December 31, 2012	December 31, 2011
Change in projected benefit obligation
Benefit obligation at beginning of year	$42,400	$38,066
Service cost	101	98
Interest cost	1,850	1,931
Actuarial loss	3,066	4,138
Benefits and expenses paid	(2,357)	(1,833)
Projected benefit obligation at end of year	$45,060	$42,400
Change in plan assets
Fair value of plan assets at beginning of year	$26,377	$26,929
Actual return on plan assets	3,164	(680)
Employer and participant contributions	2,596	1,961
Benefits and expenses paid	(2,357)	(1,833)
Fair value of plan assets at end of year	$29,780	$26,377
Funded status and financial position:
Fair value of plan assets	$29,780	$26,377
Benefit obligation at end of year	45,060	42,400
Funded status	$(15,280)	$(16,023)
Amount recognized in the balance sheet consists of:
Current liability	$(1,141)	$(2,577)
Noncurrent liability	(14,139)	(13,446)
Liability recognized in the balance sheet	$(15,280)	$(16,023)

The accumulated benefit obligation for the combined plans was approximately $45.1 million and $42.4 million as of December 31, 2012 and December 31, 2011, respectively.
Accumulated other comprehensive loss
Amounts recognized in accumulated other comprehensive loss at December 31, 2012 and December 31, 2011 consisted of the following:

(amounts in thousands)	December 31, 2012	December 31, 2011
Initial net asset (obligation)	$—	$—
Prior service credit (cost)	—	—
Net loss	15,468	14,365
Accumulated other comprehensive loss	$15,468	$14,365

These amounts do not include any amounts recognized in accumulated other comprehensive income related to the nonqualified Supplemental Executive Retirement Plan.
Actuarial assumptions
Plan assets consist of cash and cash equivalents, fixed income mutual funds, equity mutual funds, as well as other investments. The discount rate for the projected benefit obligation was chosen based upon rates of returns available for high-quality fixed-income securities as of the plan’s measurement date. The Company reviewed several bond indices, comparative data, and the plan’s anticipated cash flows to determine a single discount rate which would approximate the rate in which the obligation could be effectively settled. The expected long-term rate of return on assets is based on the Company’s historical rate of return. The weighted average rate assumptions used in determining pension costs and the projected benefit obligation for the periods indicated are as follows:

	For the year ended December 31,
	2,012,000	2,011,000	2,010,000
Discount rate for projected benefit obligation	4.00%	4.50%	5.30%
Discount rate for pension costs	4.50%	5.30%	5.95%
Expected long-term average return on plan assets	7.50%	7.50%	7.50%

Net periodic benefit costs
The Company’s net periodic benefit expense for the combined plans for the periods indicated consists of the following components:

	For the year ended December 31,
(amounts in thousands)	2,012,000	2,011,000	2,010,000
Service cost	$101	$98	$92
Interest cost	1,850	1,931	2,014
Expected return on plan assets	(2,008)	(2,028)	(1,818)
Amortization of loss	807	269	203
Net periodic benefit expense	$750	$270	$491

Pension assets
The weighted-average asset allocations at December 31, 2012 by asset category are as follows:

	Target allocation	Actual allocation as of December 31, 2012	Weighted average expected long-term rate of return (1)
Asset Category
U.S. Large Cap Funds	25.0%	21.9%	2.0%
U.S. Mid Cap Funds	5.0%	8.0%	0.5%
U.S. Small Cap Funds	3.0%	3.2%	0.3%
International Equity	15.0%	14.6%	1.6%
Fixed income	45.0%	45.2%	2.3%
Other investments	7.0%	7.1%	0.6%
	100.0%	100.0%	7.3%

(1)	The weighted average expected long-term rate of return by asset category is based on the Company’s target allocation.
The weighted-average asset allocations at December 31, 2011 by asset category are as follows:

	Target allocation	Actual allocation as of December 31, 2011	Weighted average expected long-term rate of return (1)
Asset Category
U.S. Large Cap Funds	25.0%	21.9%	2.0%
U.S. Mid Cap Funds	5.0%	7.9%	0.5%
U.S. Small Cap Funds	3.0%	3.1%	0.3%
International Equity	15.0%	15.2%	1.6%
Fixed income	45.0%	45.0%	2.3%
Other investments	7.0%	6.9%	0.6%
	100.0%	100.0%	7.3%

(1)	The weighted average expected long-term rate of return by asset category is based on the Company’s target allocation.
The Company has established formal investment policies for the assets associated with the Company’s pension plans. Policy objectives include maximizing long-term return at acceptable risk levels, diversifying among asset classes, if appropriate, and among investment managers, as well as establishing relevant risk parameters within each asset class. Investment policies reflect the unique circumstances of the respective plans and include requirements designed to mitigate risk including quality and diversification standards. Asset allocation targets are based on periodic asset reviews and/or risk budgeting study results which help determine the appropriate investment strategies for acceptable risk levels. The investment policies permit variances from the targets within certain parameters.
Factors such as asset class allocations, long-term rates of return (actual and expected), and results of periodic asset liability modeling studies are considered when constructing the long-term rate of return assumption for the Company’s pension plans. While historical rates of return play an important role in the analysis, the Company also considers data points from other external sources if there is a reasonable justification to do so.
The plan assets are invested to maximize returns without undue exposure to risk. Risk is controlled by maintaining a portfolio of assets that is diversified across a variety of asset classes, investment styles and investment managers. The plan’s asset allocation policies are consistent with the established investment objectives and risk tolerances. The asset allocation policies are developed by examining the historical relationships of risk and return among asset classes, and are designed to provide the highest probability of meeting or exceeding the return objectives at the lowest possible risk. The weighted average expected long-term rate of return by asset category is based on the Company’s target allocation.
The following table summarizes the Company’s plan assets measured at fair value on a recurring basis (at least annually) as of December 31, 2012 and December 31, 2011:

(amounts in thousands)	Fair value as of December 31, 2012	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Equity Securities (1)
U.S. Large Cap Funds	$6,530	$6,530	$—	$—
U.S. Mid Cap Funds	2,380	1,173	1,207	—
U.S. Small Cap Funds	938	468	470	—
International Funds	4,364	4,364	—	—
Fixed Income
Domestic Bond Funds (2)	13,460	1,520	11,940	—
Other Investments
Commodity Funds (3)	1,419	1,419	—	—
Cash & Equivalents	689	—	689	—
	$29,780	$15,474	$14,306	$—

(amounts in thousands)	Fair value as of December 31, 2011	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Equity Securities (1)
U.S. Large Cap Funds	$5,793	$5,793	$—	$—
U.S. Mid Cap Funds	2,087	1,032	1,055	—
U.S. Small Cap Funds	812	393	419	—
International Funds	3,996	3,996	—	—
Fixed Income
Domestic Bond Funds (2)	11,863	1,317	10,546	—
Other Investments
Commodity Funds (3)	1,302	1,302	—	—
Cash & Equivalents	524	—	524	—
	$26,377	$13,833	$12,544	$—

(1)	Equity securities are comprised of mutual funds valued at net asset value per share multiplied by number of shares at measurement date.

(2)	Domestic bonds are comprised of mutual funds valued at net asset value per share multiplied by number of shares at measurement date.

(3)	Commodity funds are comprised of two mutual funds which represent small market energy funds.
The Ply Gem Plan was frozen as of December 31, 1998, and no further increases in benefits may occur as a result of increases in service or compensation and no new participants can be added to the Plan.
The MW Plan was frozen for salaried participants as of October 31, 2004, and no further increases in benefits for salaried participants may occur as a result of increases in service or compensation. The MW Plan was frozen for non-salaried participants during 2005. No additional non-salaried participants may enter the plan, but increases in benefits as a result of increases in service or compensation will still occur.
Benefit plan contributions
The Company made cash contributions to the combined plans of approximately $2.6 million and $2.0 million for the years ended December 31, 2012 and 2011, respectively. During fiscal year 2013, the Company expects to make cash contributions to the combined plans of approximately $1.1 million.
Benefit plan payments
The following table shows expected benefit payments for the next five fiscal years and the aggregate five years thereafter from the combined plans. These benefit payments consist of qualified defined benefit plan payments that are made from the respective plan trusts and do not represent an immediate cash outflow to the Company.

Fiscal Year	Expected benefit payments

(amounts in thousands)

2013	$1,956
2014	2,029
2015	2,111
2016	2,211
2017	2,315
2018-2022	13,117

Other retirement plans
The Company also has an unfunded nonqualified Supplemental Executive Retirement Plan for certain employees. The projected benefit obligation relating to this unfunded plan totaled approximately $349,000 and $354,000 at December 31, 2012 and 2011, respectively. The Company has recorded this obligation in other long term liabilities in the consolidated balance sheets as of December 31, 2012 and 2011. Pension expense for the plan was approximately $14,000, $17,000, and $18,000 for the years ended December 31, 2012, 2011, and 2010, respectively.

DEFINED CONTRIBUTION PLANS	12 Months Ended
Dec. 31, 2012
Defined Contribution Plans Disclosure [Abstract]
DEFINED CONTRIBUTION PLANS
Defined contribution plans
The Company has a defined contribution 401(k) plan covering all eligible employees. Effective September 1, 2010, the Company reinstated matching contributions after suspending the contributions on April 1, 2008. Effective with the reinstatement, the Company matched 50% of the first 6% of employee contributions for most members, with the exception of matching 25% of the first 6% of employee contributions for certain union members per a negotiated contract. The Company also has the option of making discretionary contributions. The Company contributed approximately $2.1 million for the year ended December 31, 2012, approximately $2.1 million for the year ended December 31, 2011, and $0.7 million (including forfeitures) for the year ended December 31, 2010, which has been expensed within selling, general, and administrative expense in the accompanying consolidated statement of operations.

PENSION PLANS	3 Months Ended	12 Months Ended
	Mar. 30, 2013	Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
PENSION PLANS
Pension plans
The Company has two pension plans, the Ply Gem Group Pension Plan and the MW Manufacturers, Inc. Retirement Plan. The Company’s net periodic benefit expense for the combined plans for the periods indicated consists of the following components:

	For the three months ended
(amounts in thousands)	March 30, 2013	March 31, 2012
Service cost	$29	$—
Interest cost	440	467
Expected return on plan assets	(513)	(504)
Amortization of loss	234	200
Net periodic benefit expense	$190	$163

Defined benefit plans
The Company has two pension plans, the Ply Gem Group Pension Plan (the “Ply Gem Plan”) and the MW Manufacturers, Inc. Retirement Plan (the “MW Plan”). The plans are combined in the following discussion.
The table that follows provides a reconciliation of benefit obligations, plan assets, and funded status of the combined plans in the accompanying consolidated balance sheets at December 31, 2012 and 2011:

(amounts in thousands)	December 31, 2012	December 31, 2011
Change in projected benefit obligation
Benefit obligation at beginning of year	$42,400	$38,066
Service cost	101	98
Interest cost	1,850	1,931
Actuarial loss	3,066	4,138
Benefits and expenses paid	(2,357)	(1,833)
Projected benefit obligation at end of year	$45,060	$42,400
Change in plan assets
Fair value of plan assets at beginning of year	$26,377	$26,929
Actual return on plan assets	3,164	(680)
Employer and participant contributions	2,596	1,961
Benefits and expenses paid	(2,357)	(1,833)
Fair value of plan assets at end of year	$29,780	$26,377
Funded status and financial position:
Fair value of plan assets	$29,780	$26,377
Benefit obligation at end of year	45,060	42,400
Funded status	$(15,280)	$(16,023)
Amount recognized in the balance sheet consists of:
Current liability	$(1,141)	$(2,577)
Noncurrent liability	(14,139)	(13,446)
Liability recognized in the balance sheet	$(15,280)	$(16,023)

The accumulated benefit obligation for the combined plans was approximately $45.1 million and $42.4 million as of December 31, 2012 and December 31, 2011, respectively.
Accumulated other comprehensive loss
Amounts recognized in accumulated other comprehensive loss at December 31, 2012 and December 31, 2011 consisted of the following:

(amounts in thousands)	December 31, 2012	December 31, 2011
Initial net asset (obligation)	$—	$—
Prior service credit (cost)	—	—
Net loss	15,468	14,365
Accumulated other comprehensive loss	$15,468	$14,365

These amounts do not include any amounts recognized in accumulated other comprehensive income related to the nonqualified Supplemental Executive Retirement Plan.
Actuarial assumptions
Plan assets consist of cash and cash equivalents, fixed income mutual funds, equity mutual funds, as well as other investments. The discount rate for the projected benefit obligation was chosen based upon rates of returns available for high-quality fixed-income securities as of the plan’s measurement date. The Company reviewed several bond indices, comparative data, and the plan’s anticipated cash flows to determine a single discount rate which would approximate the rate in which the obligation could be effectively settled. The expected long-term rate of return on assets is based on the Company’s historical rate of return. The weighted average rate assumptions used in determining pension costs and the projected benefit obligation for the periods indicated are as follows:

	For the year ended December 31,
	2,012,000	2,011,000	2,010,000
Discount rate for projected benefit obligation	4.00%	4.50%	5.30%
Discount rate for pension costs	4.50%	5.30%	5.95%
Expected long-term average return on plan assets	7.50%	7.50%	7.50%

Net periodic benefit costs
The Company’s net periodic benefit expense for the combined plans for the periods indicated consists of the following components:

	For the year ended December 31,
(amounts in thousands)	2,012,000	2,011,000	2,010,000
Service cost	$101	$98	$92
Interest cost	1,850	1,931	2,014
Expected return on plan assets	(2,008)	(2,028)	(1,818)
Amortization of loss	807	269	203
Net periodic benefit expense	$750	$270	$491

Pension assets
The weighted-average asset allocations at December 31, 2012 by asset category are as follows:

	Target allocation	Actual allocation as of December 31, 2012	Weighted average expected long-term rate of return (1)
Asset Category
U.S. Large Cap Funds	25.0%	21.9%	2.0%
U.S. Mid Cap Funds	5.0%	8.0%	0.5%
U.S. Small Cap Funds	3.0%	3.2%	0.3%
International Equity	15.0%	14.6%	1.6%
Fixed income	45.0%	45.2%	2.3%
Other investments	7.0%	7.1%	0.6%
	100.0%	100.0%	7.3%

(1)	The weighted average expected long-term rate of return by asset category is based on the Company’s target allocation.
The weighted-average asset allocations at December 31, 2011 by asset category are as follows:

	Target allocation	Actual allocation as of December 31, 2011	Weighted average expected long-term rate of return (1)
Asset Category
U.S. Large Cap Funds	25.0%	21.9%	2.0%
U.S. Mid Cap Funds	5.0%	7.9%	0.5%
U.S. Small Cap Funds	3.0%	3.1%	0.3%
International Equity	15.0%	15.2%	1.6%
Fixed income	45.0%	45.0%	2.3%
Other investments	7.0%	6.9%	0.6%
	100.0%	100.0%	7.3%

(1)	The weighted average expected long-term rate of return by asset category is based on the Company’s target allocation.
The Company has established formal investment policies for the assets associated with the Company’s pension plans. Policy objectives include maximizing long-term return at acceptable risk levels, diversifying among asset classes, if appropriate, and among investment managers, as well as establishing relevant risk parameters within each asset class. Investment policies reflect the unique circumstances of the respective plans and include requirements designed to mitigate risk including quality and diversification standards. Asset allocation targets are based on periodic asset reviews and/or risk budgeting study results which help determine the appropriate investment strategies for acceptable risk levels. The investment policies permit variances from the targets within certain parameters.
Factors such as asset class allocations, long-term rates of return (actual and expected), and results of periodic asset liability modeling studies are considered when constructing the long-term rate of return assumption for the Company’s pension plans. While historical rates of return play an important role in the analysis, the Company also considers data points from other external sources if there is a reasonable justification to do so.
The plan assets are invested to maximize returns without undue exposure to risk. Risk is controlled by maintaining a portfolio of assets that is diversified across a variety of asset classes, investment styles and investment managers. The plan’s asset allocation policies are consistent with the established investment objectives and risk tolerances. The asset allocation policies are developed by examining the historical relationships of risk and return among asset classes, and are designed to provide the highest probability of meeting or exceeding the return objectives at the lowest possible risk. The weighted average expected long-term rate of return by asset category is based on the Company’s target allocation.
The following table summarizes the Company’s plan assets measured at fair value on a recurring basis (at least annually) as of December 31, 2012 and December 31, 2011:

(amounts in thousands)	Fair value as of December 31, 2012	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Equity Securities (1)
U.S. Large Cap Funds	$6,530	$6,530	$—	$—
U.S. Mid Cap Funds	2,380	1,173	1,207	—
U.S. Small Cap Funds	938	468	470	—
International Funds	4,364	4,364	—	—
Fixed Income
Domestic Bond Funds (2)	13,460	1,520	11,940	—
Other Investments
Commodity Funds (3)	1,419	1,419	—	—
Cash & Equivalents	689	—	689	—
	$29,780	$15,474	$14,306	$—

(amounts in thousands)	Fair value as of December 31, 2011	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Equity Securities (1)
U.S. Large Cap Funds	$5,793	$5,793	$—	$—
U.S. Mid Cap Funds	2,087	1,032	1,055	—
U.S. Small Cap Funds	812	393	419	—
International Funds	3,996	3,996	—	—
Fixed Income
Domestic Bond Funds (2)	11,863	1,317	10,546	—
Other Investments
Commodity Funds (3)	1,302	1,302	—	—
Cash & Equivalents	524	—	524	—
	$26,377	$13,833	$12,544	$—

(1)	Equity securities are comprised of mutual funds valued at net asset value per share multiplied by number of shares at measurement date.

(2)	Domestic bonds are comprised of mutual funds valued at net asset value per share multiplied by number of shares at measurement date.

(3)	Commodity funds are comprised of two mutual funds which represent small market energy funds.
The Ply Gem Plan was frozen as of December 31, 1998, and no further increases in benefits may occur as a result of increases in service or compensation and no new participants can be added to the Plan.
The MW Plan was frozen for salaried participants as of October 31, 2004, and no further increases in benefits for salaried participants may occur as a result of increases in service or compensation. The MW Plan was frozen for non-salaried participants during 2005. No additional non-salaried participants may enter the plan, but increases in benefits as a result of increases in service or compensation will still occur.
Benefit plan contributions
The Company made cash contributions to the combined plans of approximately $2.6 million and $2.0 million for the years ended December 31, 2012 and 2011, respectively. During fiscal year 2013, the Company expects to make cash contributions to the combined plans of approximately $1.1 million.
Benefit plan payments
The following table shows expected benefit payments for the next five fiscal years and the aggregate five years thereafter from the combined plans. These benefit payments consist of qualified defined benefit plan payments that are made from the respective plan trusts and do not represent an immediate cash outflow to the Company.

Fiscal Year	Expected benefit payments

(amounts in thousands)

2013	$1,956
2014	2,029
2015	2,111
2016	2,211
2017	2,315
2018-2022	13,117

Other retirement plans
The Company also has an unfunded nonqualified Supplemental Executive Retirement Plan for certain employees. The projected benefit obligation relating to this unfunded plan totaled approximately $349,000 and $354,000 at December 31, 2012 and 2011, respectively. The Company has recorded this obligation in other long term liabilities in the consolidated balance sheets as of December 31, 2012 and 2011. Pension expense for the plan was approximately $14,000, $17,000, and $18,000 for the years ended December 31, 2012, 2011, and 2010, respectively.

COMMITMENTS AND CONTINGENCIES	3 Months Ended	12 Months Ended
	Mar. 30, 2013	Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
Commitments and contingencies
Indemnifications
In connection with the Ply Gem acquisition, in which Ply Gem Industries was acquired from Nortek in February 2004, Nortek has agreed to indemnify the Company for certain liabilities as set forth in the stock purchase agreement governing the Ply Gem acquisition. In the event Nortek is unable to satisfy amounts due under these indemnifications, the Company would be liable. The Company believes that Nortek has the financial capacity to honor its indemnification obligations and therefore does not anticipate incurring any losses related to liabilities indemnified by Nortek under the stock purchase agreement. A receivable related to this indemnification has been recorded in other long-term assets of approximately $3.3 million and $3.4 million at March 30, 2013 and December 31, 2012, respectively. As of March 30, 2013 and December 31, 2012, the Company has recorded liabilities related to these indemnifications of approximately $0.4 million and $0.4 million, respectively, in current liabilities and $2.9 million and $3.0 million, respectively, in long-term liabilities, consisting of the following:

(amounts in thousands)	March 30, 2013	December 31, 2012
Product claim liabilities	$146	$218
Multiemployer pension plan withdrawal liability	2,552	2,615
Other	587	578
	$3,285	$3,411

Warranty claims
The Company sells a number of products and offers a number of warranties. The specific terms and conditions of these warranties vary depending on the product sold. The Company estimates the costs that may be incurred under their warranties and records a liability for such costs at the time of sale. Factors that affect the Company’s warranty liabilities include the number of units sold, historical and anticipated rates of warranty claims, cost per claim and new product introduction. The Company assesses the adequacy of the recorded warranty claims and adjusts the amounts as necessary. As of March 30, 2013 and December 31, 2012, warranty liabilities of approximately $7.9 million and $8.3 million, respectively, have been recorded in current liabilities and approximately $29.8 million and $29.5 million, respectively, have been recorded in long term liabilities.
Changes in the Company’s short-term and long-term warranty liabilities are as follows:

	For the three months ended
(amounts in thousands)	March 30, 2013	March 31, 2012
Balance, beginning of period	$37,870	$38,612
Warranty expense during period	2,519	2,570
Settlements made during period	(2,681)	(2,402)
Balance, end of period	$37,708	$38,780

Environmental
In 2011, MW Manufacturers Inc. (“MW”), a subsidiary of MWM Holding, entered into an Administrative Order on Consent with the United States Environmental Protection Agency (“EPA”), Region III, under Section 3008(h) of the Resource Conservation and Recovery Act (RCRA), primarily relating to contamination associated with an underground storage tank formerly located at its Rocky Mount, Virginia property. During 2011, as part of the Administrative Order on Consent, the Company provided the EPA with a preliminary cost estimate of approximately $1.8 million over the remediation period, which is estimated through 2023. The Company has recorded approximately $0.3 million of this environmental liability within current liabilities and approximately $1.5 million within other long-term liabilities in the Company’s condensed consolidated balance sheet at March 30, 2013 and December 31, 2012. The Company will adjust this environmental remediation liability in future periods, if necessary, as further information develops or circumstances change.
Certain liabilities for this subject contamination have been previously assumed by U.S. Industries, Inc., pursuant to its indemnity obligation under the stock purchase agreement dated August 11, 1995, whereby U.S. Industries, Inc. sold the stock of MW to Fenway Partners. As the successor-in-interest of Fenway Partners, the Company is similarly indemnified by U.S. Industries, Inc. The Company’s ability to seek indemnification from U.S. Industries is, however, limited by the terms of the indemnity as well as the strength of U.S. Industries’ financial condition, which could change in the future. As of March 30, 2013, no recovery has been recognized on the Company’s condensed consolidated balance sheet but the Company will actively pursue the validity of this indemnity in future periods and will recognize future recoveries in the period in which they become probable.
The Company is currently investigating certain assumptions and calculations used in the permit development for the Title V semi-annual monitoring report for our Rocky Mount, Virginia facility air permit. Based on current information, the Company is not aware of any compliance obligations, claims, releases or investigations that will have a material adverse effect on our results of operations, cash flows or financial position. However, there can be no guarantee that previously known or newly-discovered matters or any inability to enforce our available indemnification rights against previous owners of the Company’s subsidiaries will not result in material costs or liabilities.
Self-insured risks
The Company maintains a broad range of insurance policies which include general liability insurance coverage and workers compensation. These insurance policies protect the Company against a portion of the risk of loss from claims. However, the Company retains a portion of the overall risk for such claims through its self-insured per occurrence and aggregate retentions, deductibles, and claims in excess of available insurance policy limits. The Company’s general liability insurance includes coverage for certain damages arising out of product design and manufacturing defects. The Company’s insurance coverage is subject to a per occurrence retention.
The Company reserves for costs associated with claims, as well as incurred but not reported losses (“IBNR”), based on an outside actuarial analysis of its historical claims. These estimates make up a significant portion of the Company’s liability and are subject to a high degree of uncertainty due to a variety of factors, including changes in type of claims, claims reporting and resolution patterns, frequency and timing of claims, third party recoveries, estimates of claim values, claims management expenses (including legal fees and expert fees), insurance industry practices, the regulatory environment, and legal precedent. Adjustments to estimated reserves are recorded in the period in which the change in estimate occurs.
Litigation
During 2012 and 2013, the Company incurred increased litigation expense primarily related to the claims discussed below. While the Company believes it has valid defenses to these claims and will vigorously defend these claims, litigation is subject to many uncertainties and there cannot be any assurance that the Company will ultimately prevail or, in the event of an unfavorable outcome or settlement of litigation, that the ultimate liability would not be material and would not have a material adverse effect on the business, results of operations, cash flows or financial position of the Company.
In John Gulbankian and Robert D. Callahan v. MW Manufacturers, Inc., a purported class action filed in March 2010 in the United States District Court for the District of Massachusetts, plaintiffs, on behalf of themselves and all others similarly situated, allege damages as a result of the defective design and manufacture of MW’s V-Wood windows. The plaintiffs seek a variety of relief, including (i) economic and compensatory damages, (ii) treble damages, (iii) punitive damages, and (iv) attorneys’ fees and costs of litigation. The damages sought in this action have not yet been quantified. This action is currently in discovery regarding class certification, and a hearing regarding class certification has been scheduled for October 2013. The Company believes it has valid defenses to this claim, and it will vigorously defend this claim.
In Eric Hartshorn and Bethany Perry v. MW Manufacturers, Inc., a purported class action filed in July 2012 in the United States District Court for the District of Massachusetts, plaintiffs, on behalf of themselves and all others similarly situated, allege damages as a result of the defective design and manufacture of MW’s Freedom and Freedom 800 windows. The plaintiffs seek a variety of relief, including (i) economic and compensatory damages, (ii) treble damages, (iii) punitive damages, and (iv) attorneys’ fees and costs of litigation. The damages sought in this action have not yet been quantified. This action is currently in discovery regarding class certification, and a hearing regarding class certification has not yet been scheduled. The Company believes it has valid defenses to this claim, and it will vigorously defend this claim.
In Anthony Pagliaroni v. Mastic Home Exteriors, Inc. and Deceuninck North America, LLC, a purported class action filed in January 2012 in the United States District Court for the District of Massachusetts, plaintiff, on behalf of himself and all others similarly situated, alleges damages as a result of the defective design and manufacture of Oasis composite deck and railing, which was manufactured by Deceuninck North America, LLC (“Deceuninck”) and sold by MHE. The plaintiff seeks a variety of relief, including (i) economic and compensatory damages, (ii) treble damages,
(iii) punitive damages, and (iv) attorneys’ fees and costs of litigation. This action is currently in discovery regarding class certification, and a hearing regarding class certification has not yet been scheduled. The damages sought in this action have not yet been quantified. The Company believes it has valid defenses to this claim, and it will vigorously defend this claim. Deceuninck, as the manufacturer of Oasis deck and railing, has agreed to indemnify the Company for certain liabilities related to this claim pursuant to the sales and distribution agreement, as amended, between Deceuninck and MHE. The Company’s ability to seek indemnification from Deceuninck is, however, limited by the terms of the indemnity as well as the strength of Deceuninck’s financial condition, which could change in the future.
In The Muhler Company, Inc. v. Ply Gem Prime Holdings, Inc. et al., a lawsuit filed in April 2011 in the United States District Court for the District of South Carolina, Charleston Division, plaintiff, alleges unfair competition and trade practices. The plaintiff seeks a variety of relief, including (i) consequential damages, (ii) treble damages, (iii) punitive damages, and (iv) attorneys’ fees and costs of litigation. This action was dismissed by the Court in April 2013 after granting the Company’s motion for summary judgment with respect to the federal Lanham Act claims. The plaintiff filed a notice of appeal in May 2013. The damages sought in this action have not yet been quantified. The Company believes it has valid defenses to this claim, and it will vigorously defend this claim.
In Karl Memari v. Ply Gem Prime Holdings, Inc. et al., a purported class action filed in March 2013 in the United States District Court for the District of South Carolina, Charleston Division, plaintiff, on behalf of himself and all others similarly situated, alleges damages as a result of the illegality and/or defects of MW’s vinyl clad windows. The plaintiff seeks a variety of relief, including (i) actual and compensatory damages, (ii) punitive damages, and (iii) attorneys’ fees and costs of litigation. The damages sought in this action have not yet been quantified. This action is at a preliminary stage, and the Company believes it has valid defenses to this claim and will vigorously defend this claim.
Other contingencies
The Company is subject to other contingencies, including legal proceedings and claims arising out of its businesses that cover a wide range of matters, including, among others, environmental matters, contract and employment claims, personal injury, product liability, warranty, and modification, adjustment or replacement of component parts or units sold, which may include product recalls. Product liability, environmental and other legal proceedings also include matters with respect to businesses previously owned. The Company has used various substances in their products and manufacturing operations, which have been or may be deemed to be hazardous or dangerous, and the extent of its potential liability, if any, under environmental, product liability and workers’ compensation statutes, rules, regulations and case law is unclear. Further, due to the lack of adequate information and the potential impact of present regulations and any future regulations, there are certain circumstances in which no range of potential exposure may be reasonably estimated. Also, it is not possible to ascertain the ultimate legal and financial liability with respect to certain contingent liabilities, including lawsuits, and therefore no such estimate has been made.

Commitments and contingencies
Operating leases
At December 31, 2012, the Company was obligated under lease agreements for the rental of certain real estate and machinery and equipment used in its operations. Future minimum rental obligations for non-cancellable lease payments total approximately $112.7 million at December 31, 2012. The lease obligations, partially offset by subleases, are payable as follows:

(amounts in thousands)	Lease commitments	Sublease income
2,013,000	$18,861	$445
2,014,000	17,290	454
2,015,000	14,935	463
2,016,000	12,033	472
2,017,000	10,735	481
Thereafter	38,844	3,650

Total rental expense for all operating leases amounted to approximately $26.0 million for the year ended December 31, 2012, $24.6 million for the year ended December 31, 2011, and $24.6 million for the year ended December 31, 2010.
Indemnifications
In connection with the Ply Gem acquisition, in which Ply Gem Industries was acquired from Nortek in February 2004, Nortek has agreed to indemnify the Company for certain liabilities as set forth in the stock purchase agreement governing the Ply Gem acquisition. In the event Nortek is unable to satisfy amounts due under these indemnifications, the Company would be liable. The Company believes that Nortek has the financial capacity to honor its indemnification obligations and therefore does not anticipate incurring any losses related to liabilities indemnified by Nortek under the stock purchase agreement. A receivable related to this indemnification has been recorded in other long-term assets in the approximate amount of $3.4 million and $3.6 million at December 31, 2012 and December 31, 2011, respectively. As of December 31, 2012 and December 31, 2011, the Company has recorded liabilities related to these indemnifications of approximately $0.4 million and $0.4 million, respectively, in current liabilities and $3.0 million and $3.2 million, respectively, in long-term liabilities, consisting of the following:

(amounts in thousands)	December 31, 2012	December 31, 2011
Product claim liabilities	$218	$193
Multiemployer pension plan withdrawal liability	2,615	2,854
Other	578	572
	$3,411	$3,619

The product claim liabilities of approximately $0.2 million at December 31, 2012 and December 31, 2011, recorded in long term liabilities, represents the estimated costs to resolve the outstanding matters related to a former subsidiary of the Company, which is a defendant in a number of lawsuits alleging damage caused by alleged defects in certain pressure treated wood products. The Company had indemnified the buyer of the former subsidiary for all known liabilities and future claims relating to such matters and retained the rights to all potential reimbursements related to insurance coverage. Many of the suits have been resolved by dismissal or settlement with amounts being paid out of insurance proceeds or other third party recoveries. The Company and the former subsidiary continue to vigorously defend the remaining suits. Certain defense and indemnity costs are being paid out of insurance proceeds and proceeds from a settlement with suppliers of material used in the production of the treated wood products. The Company and the former subsidiary have engaged in coverage litigation with certain insurers and have settled coverage claims with several of the insurers.
The multiemployer pension liability of approximately $2.6 million and $2.9 million recorded in long term liabilities at December 31, 2012 and December 31, 2011, respectively, relate to liabilities assumed by the Company in 1998 when its former subsidiary, Studley Products, Inc. (“Studley”) was sold. In connection with the sale, Studley ceased making contributions to the Production Service and Sales District Council Pension Fund (the “Pension Fund”), and the Company assumed responsibility for all withdrawal liabilities to be assessed by the Pension Fund. Accordingly, the Company is making quarterly payments of approximately $0.1 million to the Pension Fund through 2018 based upon the assessment of withdrawal liability received from the Pension Fund. The multiemployer pension liability represents the present value of the quarterly payment stream as well as an estimate of additional amounts that may be assessed in the future by the Pension Fund under the contractual provisions of the Pension Fund.
Included in the indemnified items is approximately $0.4 million for each of the years ended December 31, 2012 and 2011, of accrued expenses to cover the estimated costs of known litigation claims, including the estimated cost of legal services incurred, that the Company is contesting including certain employment and former shareholder litigation related to the Company.
Warranty claims
The Company sells a number of products and offers a number of warranties. The specific terms and conditions of these warranties vary depending on the product sold. The Company estimates the costs that may be incurred under their warranties and records a liability for such costs at the time of sale. Factors that affect the Company’s warranty liabilities include the number of units sold, historical and anticipated rates of warranty claims, cost per claim and new product introduction. The Company assesses the adequacy of the recorded warranty claims and adjusts the amounts as necessary. As of December 31, 2012 and 2011, warranty liabilities of approximately $8.3 million and $7.7 million, respectively, have been recorded in current liabilities and approximately $29.5 million and $30.9 million, respectively, have been recorded in long term liabilities.
Changes in the Company’s short-term and long-term warranty liabilities are as follows:

	For the year ended December 31,
(amounts in thousands)	2,012,000	2,011,000	2,010,000
Balance, beginning of period	$38,612	$41,780	$43,398
Warranty expense during period	11,034	7,359	11,364
Settlements made during period	(11,776)	(10,527)	(12,982)
Balance, end of period	$37,870	$38,612	$41,780

Environmental
In 2011, MW Manufacturers Inc. (“MW”), a subsidiary of MWM Holding, entered into an Administrative Order on Consent with the United States Environmental Protection Agency (“EPA”), Region III, under Section 3008(h) of the Resource Conservation and Recovery Act (RCRA), primarily relating to contamination associated with an underground storage tank formerly located at its Rocky Mount, Virginia property. During 2011, as part of the Administrative Order on Consent, MW provided the EPA with a facility investigation work plan and a preliminary cost estimate of approximately $1.8 million over the remediation period, which is estimated through 2023. As a result, the Company incurred an incremental expense of approximately $1.6 million during the year and quarter ended December 31, 2011 to record an additional accrual for this preliminary cost estimate. This expense has been recognized within selling, general and administrative expenses for the year ended December 31, 2011 in the consolidated statement of operations. During December 2012, the EPA formally approved the Company’s remediation plan. The Company has recorded approximately $0.3 million and $0.5 million of this environmental liability within current liabilities and approximately $1.5 million and $1.3 million within other long-term liabilities in the Company’s consolidated balance sheet at December 31, 2012 and December 31, 2011, respectively. The Company will adjust this environmental remediation liability in future periods, if necessary, as further information develops or circumstances change.
Certain liabilities for this contamination were previously assumed by U.S. Industries, Inc., pursuant to its indemnity obligation under the stock purchase agreement dated August 11, 1995, whereby U.S. Industries, Inc. sold the stock of MW to Fenway Partners. As the successor-in-interest of Fenway Partners, the Company is similarly indemnified by U.S. Industries, Inc. The Company’s ability to seek indemnification from U.S. Industries is, however, limited by the terms of the indemnity as well as the strength of U.S. Industries’ financial condition, which could change in the future. As of December 31, 2012, no recovery has been recognized on the Company’s consolidated balance sheet but the Company will actively pursue the validity of this indemnity in future periods and will recognize future recoveries in the period in which they become probable.
Self-insured risks
The Company maintains a broad range of insurance policies which include general liability insurance coverage and workers compensation. These insurance policies protect the Company against a portion of the risk of loss from claims. However, the Company retains a portion of the overall risk for such claims through its self-insured per occurrence and aggregate retentions, deductibles, and claims in excess of available insurance policy limits. The Company’s general liability insurance includes coverage for certain damages arising out of product design and manufacturing defects. The Company’s insurance coverage is subject to a per occurrence retention.
The Company reserves for costs associated with claims, as well as incurred but not reported losses (“IBNR”), based on an outside actuarial analyses of its historical claims. These estimates make up a significant portion of the Company’s liability and are subject to a high degree of uncertainty due to a variety of factors, including changes in type of claims, claims reporting and resolution patterns, frequency and timing of claims, third party recoveries, estimates of claim values, claims management expenses (including legal fees and expert fees), insurance industry practices, the regulatory environment, and legal precedent. Adjustments to estimated reserves are recorded in the period in which the change in estimate occurs.
During 2012, the Company experienced a higher level of estimated claims management expenses, primarily due to claims discussed in “Litigation” below, which increased the Company’s estimated claim reserves by $0.4 million which has been recorded in selling, general and administrative expense in the consolidated statement of operations for the year ended December 31, 2012. Because of the inherent uncertainty in estimating future losses related to claims, actual costs could differ significantly from current estimates.
Litigation
During 2012, the Company incurred increased litigation expense primarily related to the claims discussed below. While the Company believes it has valid defenses to these claims and will vigorously defend, litigation is subject to many uncertainties and there cannot be any assurance that the Company will ultimately prevail or, in the event of an unfavorable outcome or settlement of litigation, that the ultimate liability would not be material and would not have a material adverse effect on the business, results of operations, cash flows or financial position of the Company.
In John Gulbankian and Robert D. Callahan v. MW Manufacturers, Inc., a purported class action filed in March 2010 in the United States District Court for the District of Massachusetts, plaintiffs, on behalf of themselves and all others similarly situated, allege damages as a result of the defective design and manufacture of MW’s V-Wood windows. The plaintiffs seek a variety of relief, including (i) economic and compensatory damages, (ii) treble damages, (iii) punitive damages, and (iv) attorneys’ fees and costs of litigation. The damages sought in this action have not yet been quantified. This action is currently in discovery regarding class certification, and a hearing regarding class certification has not yet been scheduled. The Company believes it has valid defenses to this claim, and it will vigorously defend this claim.
In Eric Hartshorn and Bethany Perry v. MW Manufacturers, Inc., a purported class action filed in July 2012 in the United States District Court for the District of Massachusetts, plaintiffs, on behalf of themselves and all others similarly situated, allege damages as a result of the defective design and manufacture of MW’s Freedom and Freedom 800 windows. The plaintiffs seek a variety of relief, including (i) economic and compensatory damages, (ii) treble damages, (iii) punitive damages, and (iv) attorneys’ fees and costs of litigation. The damages sought in this action have not yet been quantified. This action is currently in discovery regarding class certification, and a hearing regarding class certification has not yet been scheduled. The Company believes it has valid defenses to this claim, and it will vigorously defend this claim.
In Anthony Pagliaroni v. Mastic Home Exteriors, Inc. and Deceuninck North America, LLC, a purported class action filed in January 2012 in the United States District Court for the District of Massachusetts, plaintiff, on behalf of himself and all others similarly situated, alleges damages as a result of the defective design and manufacture of Oasis composite deck and railing, which was manufactured by Deceuninck North America, LLC (“Deceuninck”) and sold by MHE. The plaintiff seeks a variety of relief, including (i) economic and compensatory damages, (ii) treble damages, (iii) punitive damages, and (iv) attorneys’ fees and costs of litigation. This action is currently in discovery regarding class certification, and a hearing regarding class certification has not yet been scheduled. The damages sought in this action have not yet been quantified. The Company believes it has valid defenses to this claim, and it will vigorously defend this claim. Decuninck, as the manufacturer of Oasis deck and railing, has agreed to indemnify us for certain liabilities related to this claim pursuant to the sales and distribution agreement, as amended, between Deceuninck and MHE. Our ability to seek indemnification from Deceuninck is, however, limited by the terms of the indemnity as well as the strength of Deceuninck’s financial condition, which could change in the future.
In The Muhler Company, Inc. v. Ply Gem Prime Holdings, Inc. et al., a lawsuit filed in April 2011 in the United States District Court for the District of South Carolina, Charleston Division, plaintiff alleges unfair competition and trade practices. The plaintiff seeks a variety of relief, including (i) consequential damages, (ii) treble damages, (iii) punitive damages, and (iv) attorneys’ fees and costs of litigation. The damages sought in this action have not yet been quantified. The Company believes that it has valid defenses to this claim, and it will vigorously defend this claim.
Other contingencies
The Company is subject to other contingencies, including legal proceedings and claims arising out of its businesses that cover a wide range of matters, including, among others, environmental matters, contract and employment claims, personal injury, product liability, warranty and modification, adjustment or replacement of component parts of units sold, which may include product recalls. Product liability, environmental and other legal proceedings also include matters with respect to businesses previously owned. The Company has used various substances in their products and manufacturing operations, which have been or may be deemed to be hazardous or dangerous, and the extent of its potential liability, if any, under environmental, product liability and workers’ compensation statutes, rules, regulations and case law is unclear. Further, due to the lack of adequate information and the potential impact of present regulations and any future regulations, there are certain circumstances in which no range of potential exposure may be reasonably estimated. Also, it is not possible to ascertain the ultimate legal and financial liability with respect to certain contingent liabilities, including lawsuits, and therefore no such estimate has been made.

ACCRUED EXPENSES AND OTHER LONG-TERM LIABILITIES	3 Months Ended	12 Months Ended
	Mar. 30, 2013	Dec. 31, 2012
Payables and Accruals [Abstract]
ACCRUED EXPENSES AND OTHER LONG-TERM LIABILITIES
Accrued expenses and other long-term liabilities
Accrued expenses consist of the following at March 30, 2013 and December 31, 2012:

(amounts in thousands)	March 30, 2013	December 31, 2012
Insurance	$3,359	$3,499
Employee compensation and benefits	6,278	5,745
Sales and marketing	24,155	23,939
Product warranty	7,915	8,336
Accrued freight	1,655	890
Accrued interest	15,937	30,465
Accrued environmental liability	470	473
Accrued pension	1,141	1,141
Accrued sales returns and discounts	3,071	2,201
Accrued taxes	4,349	3,035
Other	11,588	14,194
	$79,918	$93,918
Other long-term liabilities consist of the following at March 30, 2013 and December 31, 2012:

(amounts in thousands)	March 30, 2013	December 31, 2012
Insurance	$1,883	$1,593
Pension liabilities	13,817	14,139
Multi-employer pension withdrawal liability	2,552	2,615
Product warranty	29,793	29,534
Long-term product claim liability	146	218
Long-term environmental liability	1,824	1,824
Liabilities for tax uncertainties	3,248	3,454
Other	7,456	7,267
	$60,719	$60,644

Long-term incentive plan
During the year ended December 31, 2011, the Company finalized a long-term incentive plan (“LTIP”) for certain employees. The long-term incentive plan was implemented to retain and incentivize employees through the downturn in the housing market. During the three months ended March 30, 2013 and March 31, 2012, the Company recognized a LTIP expense of $0.5 million and $0.5 million, respectively, which has been recorded within selling, general, and administrative expenses in the condensed consolidated statement of operations and comprehensive loss. The LTIP liability is $3.3 million and $2.8 million as of March 30, 2013 and December 31, 2012, respectively, of which $0.9 million and $0.0 million has been recorded within other current liabilities and $2.4 million and $2.8 million in other long-term liabilities in the condensed consolidated balance sheets as of March 30, 2013 and December 31, 2012, respectively.
Other liabilities
During the three months ended March 30, 2013 and March 31, 2012, the Company made approximately $0.5 million and $0.0 million, in cash payments on restructuring liabilities, respectively. These payments were for product simplification costs incurred for the Windows and Doors segment.

Accrued expenses and other long-term liabilities
Accrued expenses consist of the following at December 31, 2012 and December 31, 2011:

(amounts in thousands)	December 31, 2012	December 31, 2011
Insurance	$3,499	$3,229
Employee compensation and benefits	5,745	6,270
Sales and marketing	23,939	23,282
Product warranty	8,336	7,677
Accrued freight	890	498
Accrued interest	30,465	34,183
Accrued environmental liability	473	708
Accrued pension	1,141	2,577
Accrued sales returns and discounts	2,201	1,782
Accrued taxes	3,035	2,093
Other	14,194	8,582
	$93,918	$90,881
Other long-term liabilities consist of the following at December 31, 2012 and December 31, 2011:

(amounts in thousands)	December 31, 2012	December 31, 2011
Insurance	$1,593	$1,642
Pension liabilities	14,139	13,446
Multi-employer pension withdrawal liability	2,615	2,854
Product warranty	29,534	30,935
Long-term product claim liability	218	193
Long-term environmental liability	1,824	1,750
Liabilities for tax uncertainties	3,454	3,546
Other	7,267	3,362
	$60,644	$57,728

Long-term incentive plan
During the year ended December 31, 2011, the Company finalized a long-term incentive plan (“LTIP”) for certain employees. The long-term incentive plan was implemented to retain and incentivize employees through the downturn in the housing market. During the years ended December 31, 2012 and December 31, 2011, the Company recognized a LTIP expense of $1.9 million and $0.9 million, respectively, which has been recorded within selling, general, and administrative expenses in the consolidated statement of operations. The LTIP liability is $2.8 million and $0.9 million as of December 31, 2012 and December 31, 2011, respectively, and has been recognized as an other long-term liability in the consolidated balance sheets.
Other liabilities
During the years ended December 31, 2012, 2011 and 2010, the Company made approximately $1.2 million, $0.4 million, and $2.6 million in cash payments on restructuring liabilities, respectively. These payments were for general back office centralization efforts incurred during 2012 as well as product simplification costs incurred for the Windows and Doors segment. In addition, during the year ended December 31, 2011, the Company made $3.7 million in retention payments to certain members of management that were previously accrued within accrued expenses.

RESTRUCTURING	12 Months Ended
Dec. 31, 2012
Restructuring and Related Activities [Abstract]
RESTRUCTURING
Restructuring
In November 2008, the Company announced the closure of its Hammonton, New Jersey and Phoenix, Arizona window and door manufacturing facilities. During December 2008, production began to shift to other locations and production ceased at Hammonton and Phoenix during 2009. By shifting production to other facilities within the Company, the closures reduced costs and increased operating efficiencies. Total costs were approximately $5.4 million, including approximately $1.0 million for personnel-related costs and approximately $4.4 million in other facilities-related costs, which include approximately $4.0 million in lease costs.
On April 2, 2009, the Company announced that it would consolidate production across several of its manufacturing facilities improving the Company’s overall operating efficiency. The Company’s plans included shifting the majority of the production from its Kearney, Missouri facility to its other three vinyl siding manufacturing facilities. The Company continued to operate the Kearney,
Missouri facility on a limited basis until the housing began market recovering. The Company also closed its Tupelo, Mississippi window and door manufacturing facility. In addition, the Company consolidated certain of the vinyl lineal production to its Rocky Mount, Virginia facility and realigned production of its west coast window and door facilities at Sacramento, California and Auburn, Washington to better serve customers and improve overall operating efficiency. In connection with the April 2, 2009 announcement, the Company incurred pre-tax exit and restructuring costs, all of which were cash charges, of approximately $2.0 million, including approximately $0.9 million for personnel-related costs, approximately $0.1 million for contract termination costs, and approximately $1.0 million in other facilities-related costs.
The Company recorded restructuring costs in selling, general and administrative expenses in the years and segments shown in the following table:

	For the year ended December 31,
(amounts in thousands)	2,012,000	2,011,000	2,010,000
Siding, Fencing and Stone	$—	—	$112
Windows and Doors	—	—	102
	$—	—	$214

The Company also recorded in its Windows and Doors segment interest expense related to lease termination costs of approximately $111,000 for the year ended December 31, 2010.

INCOME TAXES	3 Months Ended	12 Months Ended
	Mar. 30, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
INCOME TAXES
Income taxes
Effective tax rate and debt transactions
Under FASB Accounting Standards Codification 740-270, “Income Taxes—Interim Reporting,” each interim period is considered an integral part of the annual period and tax expense is measured using an estimated annual effective rate. Estimates of the annual effective tax rate at the end of interim periods are, of necessity, based on evaluation of possible future events and transactions and may be subject to subsequent refinement or revision. The Company calculates its quarterly tax provision consistent with the guidance provided by ASC 740-270, whereby the Company forecasts its estimated annual effective tax rate then applies that rate to its year-to-date pre-tax book (loss) income. In addition, we exclude jurisdictions with a projected loss for the year or the year-to-date loss where we cannot recognize a tax benefit from our estimated annual effective tax rate. The impact of such an exclusion could result in a higher or lower effective tax rate during a particular quarter, based upon the mix and timing of actual earnings versus annual projections. In addition to the tax resulting from applying the estimated annual effective tax rate to pre-tax income (loss), the Company included certain items treated as discrete events to arrive at an estimated effective tax rate. Future changes in the forecasted annual income (loss) projections, tax rate changes, or discrete tax items could result in significant adjustments to quarterly income tax expense (benefit) in future periods in accordance with ASC 740-720.
For the three months ended March 30, 2013, the Company’s estimated effective income tax rate was approximately 16.7%, which varied from the statutory rate primarily due to state income tax expense, valuation allowance, tax contingencies, and foreign income taxes. The effective tax rate including discrete items was 15.9%. The tax expense for the three months ended March 30, 2013 is approximately $3.8 million.
On February 16, 2012, Ply Gem issued an additional $40.0 million aggregate principal amount of 8.25% Senior Secured Notes in a private placement transaction. The notes will mature on February 15, 2018 and are secured by substantially all assets of Ply Gem Industries and the Guarantors. The Senior Tack-on Notes were issued at a discount yielding net proceeds of approximately $34.0 million, prior to debt issuance costs. As a result of the discount, the Senior Tack-on Notes are subject to the Applicable High Yield Discount Obligation (“AHYDO”) rules. Consequently, no portion of the original issue discount (OID) will be deductible for income tax purposes in the future.
Valuation allowance
As of March 30, 2013, a full valuation allowance has been provided against certain deferred tax assets as it is presently deemed more likely than not that the benefit of such net tax assets will not be utilized. Due to recent cumulative losses incurred by the Company, management did not rely upon projections of future taxable income in assessing the recoverability of deferred tax assets. The Company currently has book goodwill of approximately $19.3 million that is not amortized, which results in a deferred tax liability of approximately $5.5 million at March 30, 2013. Therefore, the reversal of deferred tax liabilities related to this goodwill is not considered a source of future taxable income in assessing the realization of its deferred tax assets. The Company continues to evaluate its ability to realize the net deferred tax assets and its estimates are subject to change.
Tax uncertainties
Despite the Company’s belief that its tax return positions are consistent with applicable tax laws, the Company believes that certain positions could be challenged by taxing authorities. The Company’s tax reserves reflect the difference between the tax benefit claimed on tax returns and the amount recognized in the condensed consolidated financial statements. These reserves have been established based on management’s assessment as to potential exposure attributable to permanent differences and interest applicable to both permanent and temporary differences. The tax reserves are reviewed periodically and adjusted in light of changing facts and circumstances, such as progress of tax audits, lapse of applicable statutes of limitations and changes in tax law. The Company’s state income tax returns are currently under examination by various state taxing authorities. During the three months ended March 30, 2013, the Company decreased its tax contingency reserve by approximately $0.2 million as a result of the effective settlement of a state income tax audit partially offset by additional interest accrued on existing uncertain tax positions.
Other
As of March 30, 2013, the Company has not established U.S. deferred taxes on approximately $21.3 million of unremitted earnings of the Company’s foreign subsidiary, Ply Gem Canada. Notwithstanding the provisions within the American Jobs Creation Act of 2004, the Company continues to consider these amounts to be permanently invested.
On December 23, 2011, the U.S. Treasury Department issued comprehensive temporary and proposed regulations addressing the treatment of expenditures related to tangible property for tax purposes. The Company has begun to evaluate the changes necessary to comply with the regulations and the related administrative procedures and is not currently aware of any adjustments that would be material to the Company’s consolidated financial statements.

Income taxes
The following is a summary of the components of income (loss) before provision (benefit) for income taxes:

	For the year ended December 31,
(amounts in thousands)	2,012,000	2,011,000	2,010,000
Domestic	$(37,675)	$(86,538)	$23,927
Foreign	1,455	2,714	8,767
	$(36,220)	$(83,824)	$32,694

The following is a summary of the provision (benefit) for income taxes included in the accompanying consolidated statement of operations:

	For the year ended December 31,
(amounts in thousands)	2,012,000	2,011,000	2,010,000
Federal:
Current	$—	$(6,617)	$83
Deferred	835	6,640	1,331
	835	23	1,414
State:
Current	$2,461	$654	$1,526
Deferred	(146)	(847)	(350)
	2,315	(193)	1,176
Foreign:
Current	$(653)	$353	$1,815
Deferred	338	500	622
	(315)	853	2,437
Total	$2,835	$683	$5,027

The table that follows reconciles the federal statutory income tax rate to the effective tax rate of approximately 7.8% for the year ended December 31, 2012, 0.8% for the year ended December 31, 2011, and 15.4% for the year ended December 31, 2010.

	For the year ended December 31,
(amounts in thousands)	2,012,000	2,011,000	2,010,000
Income tax provision (benefit) at the federal statutory rate	$(12,677)	$(29,338)	$11,443
Net change from statutory rate:
Valuation allowance	16,073	38,939	(28,692)
Federal impact of cancellation of debt income	—	—	17,667
State impact of cancellation of debt income	—	—	2,646
Federal net operating loss adjustment	—	—	2,581
State income tax benefit, net of federal income tax benefit	(919)	(1,936)	(766)
Taxes at non U.S. statutory rate	194	76	(153)
Additional provisions/reversals of uncertain tax positions	(92)	(6,287)	342
Canadian rate differential	(171)	(254)	(592)
Other, net	427	(517)	551
	$2,835	$683	$5,027

The tax effect of temporary differences, which gave rise to significant portions of deferred income tax assets and liabilities as of December 31, 2012 and 2011 are as follows:

(amounts in thousands)	December 31, 2012	December 31, 2011
Deferred tax assets:
Accounts receivable	$1,291	$1,397
Insurance reserves	1,876	1,832
Warranty reserves	11,937	11,668
Pension accrual	6,628	6,413
Deferred compensation	2,028	683
Inventories	3,474	3,100
Federal, net operating loss carry-forwards	80,268	76,789
State net operating loss carry-forwards	11,875	11,380
Interest	4,573	4,636
Other assets, net	5,780	5,172
Valuation allowance	(66,279)	(49,780)
Total deferred tax assets	63,451	73,290
Deferred tax liabilities:
Pension accrual	(514)	—
Property and equipment, net	(14,260)	(17,517)
Intangible assets, net	(32,276)	(39,912)
Deferred financing	(16,709)	(14,995)
Other liabilities, net	(1,588)	(1,935)
Total deferred tax liabilities	(65,347)	(74,359)
Net deferred tax liability	$(1,896)	$(1,069)

Debt transactions
On February 16, 2012, Ply Gem issued an additional $40.0 million aggregate principal amount of 8.25% Senior Secured Notes in a private placement transaction. The notes will mature on February 15, 2018 and are secured by substantially all assets of Ply Gem Industries and the Guarantors. The Senior Tack-on Notes were issued at a discount yielding net proceeds of approximately $34.0 million, prior to debt issuance costs. As a result of the discount, the Senior Tack-on Notes are subject to the Applicable High Yield Discount Obligation rules. Consequently, no portion of the original issue discount (“OID”) will be deductible for income tax purposes in the future.
Cancellation of indebtedness
Affiliates of Ply Gem Prime’s controlling stockholders purchased approximately $281.4 million of the Company’s 9% Senior Subordinated Notes during the year ended December 31, 2009. The cumulative affiliate purchases were made at amounts below the $281.4 million face value of the 9% Senior Subordinated Notes. The Company determined that approximately $121.5 million would be considered cancellation of indebtedness income (“CODI”) for tax purposes. The Company determined that it is eligible to reduce CODI by certain tax attributes including net operating loss carry-forwards for the year ended December 31, 2009. The Company reduced certain tax attributes including net operating loss carryforwards (“NOLs”) and tax basis in certain assets in lieu of recognizing approximately $121.5 million of CODI for income tax purposes during the year ended December 31, 2009.
During February 2010, approximately $218.8 million aggregate principal amount of 9% Senior Subordinated Notes held by affiliates of Ply Gem Prime’s controlling stockholders were transferred to Ply Gem Prime’s controlling stockholders and ultimately to Ply Gem Prime in exchange for equity of Ply Gem Prime valued at approximately $114.9 million. These notes were then transferred to the Company and then to Ply Gem Industries as a capital contribution and cancelled. Also during February 2010, Ply Gem Industries redeemed the remaining $141.2 million aggregate principal amount of outstanding 9% Senior Subordinated Notes (including approximately $62.5 million aggregate principal amount of the 9% Senior Subordinated Notes held by affiliates of Ply Gem Prime’s controlling stockholders). As a result of these debt transactions, the Company realized $35.3 million of additional CODI for income tax purposes during the year ended December 31, 2010.
On February 17, 2009, President Obama signed into law the American Recovery and Reinvestment Act of 2009 (the “Act”). Among its provisions, the Act permits certain taxpayers to elect to defer the taxation of CODI arising from certain repurchases, exchanges or modifications of their outstanding debt that occur during 2009 and 2010. For debt acquired in 2009, the CODI can be deferred for five years and then included in taxable income ratably over the next five years. The CODI deferral and inclusion periods for debt acquired during 2010 would be four years. If the CODI is deferred, the Company will also be required to defer the deduction of all or a substantial portion of any OID deductions. The Company does not currently plan to utilize this deferral election for the 2010 CODI.
Valuation allowance
As of December 31, 2012, a full federal valuation allowance has been provided against certain deferred tax assets as it is presently deemed more likely than not that the benefit of such net tax assets will not be utilized. The Company considered the impact of reversing taxable temporary differences with regard to realization of deferred tax assets to determine the amount of valuation allowance for 2012. Due to recent cumulative losses accumulated by the Company, management did not rely upon projections of future taxable income in assessing the recoverability of deferred tax assets. Additionally, at December 31, 2012, the Company was in a partial state valuation allowance position for certain legal entities primarily related to losses for income tax purposes.
During the year ended December 31, 2012, the Company’s federal and state valuation allowance increased by approximately $14.7 million and $1.8 million, respectively. The increase is primarily due to the current year taxable loss. The Company currently has book goodwill of approximately $18.7 million that is not amortized and results in a deferred tax liability of approximately $4.4 million at December 31, 2012. Therefore, the reversal of deferred tax liabilities related to this goodwill is not considered a source of future taxable income in assessing the realization of its deferred tax assets. The Company continues to evaluate the realizability of its net deferred tax assets and its estimates are subject to change.
During the year ended December 31, 2011, the Company’s federal and state valuation allowances increased by approximately $40.2 million and $1.3 million, respectively. The increase is primarily due to the 2011 taxable loss. The Company currently has book goodwill of approximately $13.4 million that is not amortized and results in a deferred tax liability of approximately $3.5 million at December 31, 2011. Therefore, the reversal of deferred tax liabilities related to this goodwill is not considered a source of future taxable income in assessing the realization of its deferred tax assets.
Other tax considerations
As of December 31, 2012, the Company has approximately $229.3 million of federal gross operating loss carry-forwards which can be used to offset future taxable income. These federal carry-forwards will begin to expire in 2028 if not utilized. The Company has approximately $245.8 million of gross state NOL carry-forwards and $11.9 million (net of federal benefit) of deferred tax assets related to these state NOL carry-forwards which can be used to offset future state tax liabilities. The Company has established a valuation allowance of approximately $9.1 million for the deferred tax asset associated with these state NOL carry-forwards. The Company currently has no state NOL carry-forwards that are expiring. Future tax planning strategies implemented by the Company could reduce or eliminate future NOL expiration.
As of December 31, 2012, the Company has not established U.S. deferred taxes on approximately $23.4 million of unremitted earnings of the Company’s foreign subsidiary, Ply Gem Canada. Notwithstanding the provisions within the American Jobs Creation Act of 2004, the Company continues to consider these amounts to be permanently invested.
On December 23, 2011, the U.S. Treasury Department issued comprehensive temporary and proposed regulations addressing the treatment of expenditures related to tangible property for tax purposes effective for tax years beginning January 1, 2014 and thereafter. The Company has begun to evaluate the changes necessary to comply with the regulations and the related administrative procedures and is not currently aware of any adjustments that would be material to the Company’s consolidated financial statements.
Tax uncertainties
The Company records reserves for certain tax uncertainties based on the likelihood of an unfavorable outcome. Of this amount, approximately $3.5 million, if recognized, would have an impact on the Company’s effective tax rate. As of December 31, 2012, the reserve was approximately $3.5 million which includes interest of approximately $0.9 million. As of December 31, 2011, the reserve was approximately $3.5 million which included interest of approximately $0.8 million.
The Company has elected to treat interest and penalties on uncertain tax positions as income tax expense in its consolidated statement of operations. Interest charges have been recorded in the contingency reserve account within other long term liabilities in the consolidated balance sheet.
The following is a rollforward of gross tax contingencies from January 1, 2011 through December 31, 2012.

Balance at January 1, 2011	$18,704
Additions based on tax positions related to current year	274
Additions for tax positions of prior years	—
Reductions for tax positions of prior years	—
Settlement or lapse of applicable statutes	(6,268)

Unrecognized tax benefits balance at December 31, 2011	12,710
Additions based on tax positions related to current year	604
Additions for tax positions of prior years	1,033
Reductions for tax positions of prior years	(545)
Settlement or lapse of applicable statutes	(891)

Unrecognized tax benefits balance at December 31, 2012	$12,911

Unrecognized tax benefits are reversed as a discrete event if an examination of applicable tax returns is not begun by a federal or state tax authority within the statute of limitations or upon effective settlement with federal or state tax authorities. During the year ended December 31, 2012, the Company reversed approximately $0.6 million of unrecognized tax benefits due to the expiration of the statute of limitations for the tax year ended December 31, 2004. During the year ended December 31, 2012, the Company reversed approximately $0.9 million of unrecognized tax benefits due to the effective settlement of an audit for the tax years ended December 31, 2004 through December 31, 2007. The Company’s open tax years that are subject to federal examination are 2008 through 2012.
During the next 12 months, it is reasonably possible the Company may reverse $0.5 million of the tax contingency reserves primarily related to expiring statutes of limitations.

STOCK-BASED COMPENSATION	3 Months Ended	12 Months Ended
	Mar. 30, 2013	Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
STOCK-BASED COMPENSATION
Stock-based compensation
A rollforward of stock options outstanding during the three months ended March 30, 2013 is presented below:

	Stock options	Weighted- average exercise price	Weighted- average remaining contractual term (years)
Balance at January 1, 2013	524,344	$70.16	5.95
Granted	—	—	0
Forfeited or expired	(1,500)		0
Balance at March 30, 2013	522,844	$70.33	5.70

As of March 30, 2013, 156,994 options were 100% vested. At March 30, 2013, the Company had approximately $4.2 million of total unrecognized compensation expense that will be recognized over the weighted average period of 2.74 years.
Other share-based compensation
Upon completion of each of the Ply Gem acquisition, MW acquisition and Alenco acquisition, certain members of management made a cash contribution to Ply Gem Prime Holdings in exchange for shares of Ply Gem Prime Holdings’ common stock. Ply Gem Prime is the sole shareholder of Ply Gem Holdings.
A rollforward of Ply Gem Prime’s common stock during the three months ended March 30, 2013 is as follows:

Common stock shares owned by management

Balance at January 1, 2013	454,672
Shares issued	—
Shares repurchased	—

Balance at March 30, 2013	454,672

Restricted stock
During January 2012, the Company issued 600 restricted shares of common stock of Ply Gem Prime to each of three independent members of the Board of Directors. These shares vested over the 2012 calendar period and the Company expensed these items as compensation expense ratably during 2012. During the three months ended March 31, 2012, the Company expensed $45,000, related to these grants in selling, general, and administrative expenses within the condensed consolidated statement of operations and comprehensive loss.
During December 2012, the Company issued 600 restricted shares of common stock of Ply Gem Prime to each of three independent members of the Board of Directors. These shares will vest over the 2012 through 2013 twelve month period and the Company is expensing these items ratably over the twelve month period up to the vesting date. During the three months ended March 30, 2013, the Company expensed $45,000, related to these grants in selling, general, and administrative expenses within the condensed consolidated statement of operations and comprehensive loss.

Stock-based compensation
Stock option plan
On February 12, 2004, Ply Gem Investment Holdings’ Board of Directors adopted the Ply Gem Investment Holdings 2004 Stock Option Plan (the “Plan”) allowing for grants of options to purchase shares of Ply Gem Investment Holdings common stock under nonqualified stock options or incentive stock options. On February 24, 2006 in connection with the Alenco acquisition, a new holding company, Ply Gem Prime Holdings, was formed pursuant to a merger involving Ply Gem Investment Holdings. As a result, Ply Gem Prime Holdings became the sole shareholder of Ply Gem Investment Holdings, each outstanding share of capital stock of Ply Gem Investment Holdings was converted into a share of a corresponding class of shares of the capital stock of Ply Gem Prime Holdings and Ply Gem Prime Holdings assumed Ply Gem Investment Holdings’ obligations under the Ply Gem Investment Holdings 2004 Stock Option Plan and the Ply Gem Investment Holdings Phantom Stock Plan. In connection therewith, each outstanding stock option and phantom unit of Ply Gem Investment Holdings was converted on a 1:1basis into a stock option and phantom unit of Ply Gem Prime Holdings. Employees, directors and consultants of Ply Gem Prime Holdings or any of its majority-owned subsidiaries are eligible for options, as specified in the Plan. Ply Gem Prime Holdings’ Board of Directors may, among other things, select recipients of options grants, determine whether options will be nonqualified or incentive stock options, set the number of shares that may be purchased pursuant to option exercise, and determine other terms and conditions of options. The exercise price of an option must be at least the estimated fair market value of a share of common stock as of the grant date. Options generally vest over 5 years from the date of grant, unless specified otherwise in any individual option agreement. Generally, options will expire on the tenth anniversary of the grant date or in connection with termination of employment. The Board of Directors has the discretion to accelerate the vesting and exercisability of outstanding options.
The fair value of each option is estimated on the date of grant using the Black-Scholes option pricing method. The assumptions used in the model are outlined in the following table:

	December 31, 2012	December 31, 2011	December 31, 2010
Weighted average fair value of options granted	$40.11	$35.07	$24.69
Weighted average assumptions used:
Expected volatility	46%	46%	30%
Expected term (in years)	5	3.65	5
Risk-free interest rate	0.64%	0.91%	2.42%
Expected dividend yield	—	—	—

A summary of changes in stock options outstanding during the year ended December 31, 2012 is presented below:

	Stock options	Weighted- average exercise price	Weighted- average remaining contractual term (years)
Balance at January 1, 2012	502,844	$68.57	6.75
Granted	26,000	$100.00	—
Forfeited or expired	(4,500)		—
Balance at December 31, 2012	524,344	$70.16	5.95

As of December 31, 2012, 158,494 options were 100% vested. At December 31, 2012, the Company had approximately $4.6 million of total unrecognized compensation expense that will be recognized over the weighted average period of 2.96 years. The Company recorded compensation expense of $1.7 million, $0.4 million, and $0.2 million for the years ended December 31, 2012, 2011, and 2010, respectively, related to the vesting of these options.
Other share-based compensation
Upon completion of each of the Ply Gem acquisition, MW acquisition and Alenco acquisition, certain members of management made a cash contribution to Ply Gem Prime Holdings in exchange for shares of Ply Gem Prime Holdings’ common stock. (As previously described, investments in connection with the Ply Gem acquisition and the MW acquisition were in Ply Gem Investment Holdings common stock, which stock was later converted into Ply Gem Prime Holdings common stock in connection with the Alenco acquisition.) Management’s shares of common stock are governed by the Ply Gem Prime Holdings Stockholders’ Agreement, which gives the management participants put rights in certain circumstances to put the stock back to Ply Gem Prime Holdings at a price that is determined using defined formulas contained within the Stockholders’ Agreement. The Stockholders’ Agreement contains two separate put right price formulas. The determination of which put right price formula will be applicable to each of the participant’s shares of common stock is based upon the participants reaching certain vesting requirements which are described in the Stockholders’ Agreement. The shares of common stock generally vest at a rate of 20% per year of service, but may vest earlier if certain events occur. Based on the above, the Company has accounted for these awards of shares of common stock under the modified transition method.
On September 29, 2006 the Company amended the put right section of its Stockholders’ Agreement to require that Stockholders must have held vested shares for a minimum of six-months from the last day of the quarter during which such shares vested in order to receive the put right price formula for vested shares to ensure that stockholders are exposed to the risks and rewards of true equity ownership. As a result, the Company modified its accounting treatment, and as of September 29, 2006, treated these as equity classified awards. On September 29, 2006, the repurchase price under the put right formula was less than $0. As such, no compensation cost will be recognized for these shares.

Common stock shares owned by management

Balance at January 1, 2012	452,872
Shares issued	1,800
Shares repurchased	—

Balance at December 31, 2012	454,672

Restricted stock
During January 2012, the Company issued 600 restricted shares of common stock of Ply Gem Prime to each of three independent members of the Board of Directors. These shares vested over the 2012 calendar period and the Company expensed these items as compensation expense ratably during 2012. During the year ended December 31, 2012, the Company expensed $180,000, related to these grants in selling, general, and administrative expenses within the consolidated statement of operations.
During December 2012, the Company issued 600 restricted shares of common stock of Ply Gem Prime to each of three independent members of the Board of Directors. These shares will vest over the 2012 through 2013 twelve month period and the Company is expensing these items ratably over the twelve month period up to the vesting date. During the year ended December 31, 2012, the Company expensed $10,000, related to these grants in selling, general, and administrative expenses within the consolidated statement of operations.
Phantom stock
Upon the completion of the Ply Gem Acquisition and the MW Acquisition, certain members of management contributed their investment in predecessor companies in exchange for phantom common stock units and phantom preferred stock units which were governed by a phantom stock plan. Under the phantom stock plan, each participant’s interest in the plan was recorded in a bookkeeping account; however, no stock was initially issued under the phantom stock plan. Each account recorded a number of units so that, any “phantom common stock units” were deemed to be invested in common stock and any “phantom preferred stock units” were deemed invested in senior preferred stock. Under the plan, upon liquidation and payment of a participant’s account, the value of the account generally was to be paid to the participant either in cash or in shares of Prime Holdings’ stock having a fair market value equal to the account balance, in the discretion of Prime Holdings.
For the first three quarters of 2006, the phantom units were recognized by the Company as liability awards that had to be marked to market every quarter. During September 2006, the Company converted all phantom common and preferred stock units into a cash account payable on a fixed schedule in years 2007 and beyond. The value of the portion of each cash account that represented phantom common units equaled the number of phantom common stock units credited to the phantom plan account on September 25, 2006 multiplied by $10.00. From September 25, 2006 through January 31, 2007, the value of the cash account was updated as if interest was credited on such value and compounded at December 31, 2006 at a rate equal to the applicable federal rate for short-term loans. This portion of the account was paid to each party in a single lump-sum cash payment on January 31, 2007. The value of the portion of the cash account that represented the value of the phantom preferred stock units equaled the face amount of the number of shares of senior preferred stock represented by such units. This portion of the account is credited with deemed earnings, as if with interest, at an annual rate of 10% compounded semi-annually as of each June 30 and December 31, from the date of issuance of the phantom preferred stock unit through the date of payment. This portion of the account was payable on each of August 31, 2009, 2010, and 2011, such that one third of the original face amount, plus deemed earnings, was paid on each such date. During the years ended December 31, 2011 and 2010, the Company made cash phantom stock payments of approximately $2.3 million and $2.1 million, respectively. The final payment of approximately $2.3 million was paid during the year ended December 31, 2011 and, as a result, there was no liability on the consolidated balance sheet as of December 31, 2012 and 2011.

SEGMENT INFORMATION	3 Months Ended	12 Months Ended
	Mar. 30, 2013	Dec. 31, 2012
Segment Reporting [Abstract]
SEGMENT INFORMATION
Segment information
The Company defines operating segments as components of an enterprise about which separate financial information is available that is evaluated regularly by management in deciding how to allocate resources and in assessing performance. The Company has two reportable segments: 1) Siding, Fencing and Stone and 2) Windows and Doors.
The income before income taxes of each segment includes the revenue generated on transactions involving products within that segment less identifiable expenses. Unallocated income and expenses include items which are not directly attributed to or allocated to either of the Company’s reporting segments. Such items include interest, legal costs, corporate payroll, and unallocated finance, and accounting expenses. Unallocated corporate assets include cash and certain receivables. Interest expense is presented net of interest income.
Following is a summary of the Company’s segment information:

	For the three months ended
(amounts in thousands)	March 30, 2013	March 31, 2012
Net sales
Siding, Fencing and Stone	$137,725	$142,787
Windows and Doors	119,372	96,389
	$257,097	$239,176
Operating earnings (loss)
Siding, Fencing and Stone	$17,114	$15,949
Windows and Doors	(12,096)	(10,396)
Unallocated	(5,590)	(4,350)
	$(572)	$1,203

	Total assets as of
	March 30, 2013	December 31, 2012
Total assets
Siding, Fencing and Stone	$586,339	$558,501
Windows and Doors	277,836	271,650
Unallocated	41,941	51,699
	$906,116	$881,850

Segment information
The Company defines operating segments as components of an enterprise about which separate financial information is available that is evaluated regularly by management in deciding how to allocate resources and in assessing performance. The Company has two reportable segments: 1) Siding, Fencing and Stone and 2) Windows and Doors.
The income before income taxes of each segment includes the revenue generated on transactions involving products within that segment less identifiable expenses. Unallocated income and expenses include items which are not directly attributed to or allocated to either of the Company’s reporting segments. Such items include interest, legal costs, corporate payroll, and unallocated finance, accounting expenses, gain (loss) on modification or extinguishment of debt, and write-off of previously capitalized offering costs. Unallocated corporate assets include cash and certain receivables. Interest expense is presented net of interest income.
Following is a summary of the Company’s segment information:

	For the year ended December 31,
(amounts in thousands)	2,012,000	2,011,000	2,010,000
Net sales
Siding, Fencing and Stone	$658,045	$639,290	$604,406
Windows and Doors	463,256	395,567	391,500
	$1,121,301	$1,034,857	$995,906
Operating earnings (loss)
Siding, Fencing and Stone	$110,456	$90,849	$92,612
Windows and Doors	(20,565)	(31,134)	(19,410)
Unallocated	(19,871)	(14,784)	(16,372)
	$70,020	$44,931	$56,830
Interest expense, net
Siding, Fencing and Stone	$(47)	$(83)	$(121)
Windows and Doors	(18)	(13)	90
Unallocated	103,107	101,480	122,864
	$103,042	$101,384	$122,833
Depreciation and amortization
Siding, Fencing and Stone	$22,616	$23,634	$27,614
Windows and Doors	29,490	30,217	32,936
Unallocated	171	169	168
	$52,277	$54,020	$60,718
Income tax expense
Unallocated	$2,835	$683	$5,027
Capital expenditures
Siding, Fencing and Stone	$11,219	$6,776	$5,928
Windows and Doors	12,617	4,651	5,177
Unallocated	810	63	—
	$24,646	$11,490	$11,105
	As of December 31,
	2,012,000	2,011,000
Total assets
Siding, Fencing and Stone	$558,501	$579,195
Windows and Doors	271,650	273,909
Unallocated	51,699	39,808
	$881,850	$892,912

Our Canadian subsidiary, which had sales of approximately $70.0 million for the year ended December 31, 2012, represents a majority of our sales to foreign customers. Other subsidiaries’ sales outside the United States are less than 1% of our total sales.

RELATED PARTY TRANSACTIONS	3 Months Ended	12 Months Ended
	Mar. 30, 2013	Dec. 31, 2012
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
Related party transactions
Under the General Advisory Agreement (the “General Advisory Agreement”) the Company entered into with CI Capital Partners, formerly Caxton-Iseman Capital LLC, CI Capital Partners provides the Company with acquisition and financial advisory services as the Board of Directors shall reasonably request. Under the General Advisory Agreement the Company paid and expensed, as a component of selling, general, and administrative expenses, a management fee of approximately $0.2 million, and $0.3 million, for the three months ended March 30, 2013 and March 31, 2012, respectively.
During 2012, the Company and CI Capital Partners amended the General Advisory Agreement to, among other things, extend the term for a period of ten years to November 6, 2022. If the General Advisory Agreement is terminated for any reason prior to the end of the initial term, Ply Gem Industries will pay to CI Capital Partners an amount equal to the present value of the annual advisory fees that would have been payable through the end of the term or three years, whichever is less, based on the Company’s cost of funds to borrow amounts under the Company’s senior credit facilities, which is estimated to be approximately $18.8 million.
.
In May 2013, the Company finalized an agreement with the Company’s President and Chief Executive Officer providing a one-time cash bonus of $1.5 million upon the successful completion of an initial public offering prior to December 31, 2013, subject to his continued employment with the Company through this date. This bonus agreement was made in lieu of any benefits that the President and Chief Executive Officer may have received under the tax receivable agreement.

Related party transactions
Under the General Advisory Agreement (the “General Advisory Agreement”) the Company entered into with CI Capital Partners LLC (“CI Capital Partners”), formerly Caxton-Iseman Capital
LLC , CI Capital Partners provides the Company with acquisition and financial advisory services as the Board of Directors shall reasonably request. In consideration of these services, the Company agreed to pay CI Capital Partners (1) an annual fee equal to 2% of our earnings before interest, tax, depreciation and amortization, (“EBITDA”), as defined in such agreement, (2) a transaction fee, payable upon the completion by the Company of any acquisition, of 2% of the sale price, (3) a transaction fee, payable upon the completion by the Company of any divestitures, of 1% of the sale price, and (4) a transaction fee, payable upon the completion of the sale of the Company, of 1% of the sale price. EBITDA in the General Advisory Agreement is based on the Company’s net income (loss) plus extraordinary losses and/or any net capital losses realized, provision for income taxes, interest expense (including amortization or write-off of debt discount and debt issuance costs and commissions, and other items), depreciation and amortization, dividends paid or accrued on preferred stock, certain management fees paid to CI Capital Partners, charges related to certain phantom units, and a number of other items. The annual fee payable in any year may not exceed the amounts permitted under the senior credit facilities or the indenture governing the senior secured notes, and CI Capital Partners is obligated to return any portion of the annual fee that has been prepaid if an event of default has occurred and is continuing under either the senior credit facilities or the indenture governing the senior secured notes.
Under the General Advisory Agreement the Company paid and expensed, as a component of selling, general, and administrative expenses, a management fee of approximately $2.5 million, $2.3 million, and $2.5 million, for the years ended December 31, 2012, 2011 and 2010, respectively. The original term of the General Advisory Agreement was 10 years, and was automatically renewable for consecutive one-year extensions, unless Ply Gem Industries or CI Capital Partners provide notice of termination. In addition, the General Advisory Agreement may be terminated by CI Capital Partners at any time, upon the occurrence of specified change of control transactions or upon an initial public offering of the Company’s shares or shares of any of the Company’s parent companies. During the fourth quarter of 2012, the Company and CI Capital Partners amended the General Advisory Agreement to, among other things, extend the term for a period of ten years to November 6, 2022. If the General Advisory Agreement is terminated for any reason prior to the end of such extended term, Ply Gem Industries will pay to CI Capital Partners ‘an amount equal to the present value of the annual advisory fees that would have been payable through the end of the term or three years, whichever is less, based on Ply Gem Industries’ cost of funds to borrow amounts under Ply Gem Industries’ senior credit facilities.
During 2010, approximately $218.8 million aggregate principal amount of the 9% Senior Subordinated Notes held by such affiliates were transferred to the Company’s indirect stockholders and ultimately to Ply Gem Prime Holdings in exchange for equity of Ply Gem Prime valued at approximately $114.9 million. Such notes were then transferred to Ply Gem Holdings and then to Ply Gem Industries for no consideration as a capital contribution and cancelled on February 12, 2010. On February 16, 2010, Ply Gem Industries redeemed the remaining $141.2 million aggregate principal amount of outstanding 9% Senior Subordinated Notes (including approximately $62.5 million of the 9% Senior Subordinated Notes held by affiliates of the Company’s controlling stockholder). During the year ended December 31, 2010, the Company paid these affiliates approximately $9.8 million of interest for the 9% Senior Subordinated Notes owned by these related parties. These interest payments have been recorded within interest expense in the Company’s consolidated statement of operations.
During 2010, the Company received equity contributions of approximately $2.5 million from certain members of management. In addition, the Company repurchased equity of approximately
$4.2 million from certain former and existing members of management. As of December 31, 2010, approximately $1.2 million was classified as a current liability in accrued expenses in the consolidated balance sheet. During the year ended December 31, 2011, the approximate $1.2 million was paid in cash by the Company and reflected as an equity repurchase in 2011 on the Company’s consolidated statement of cash flows.
During June 2010, the Company made a state tax payment of approximately $1.5 million for Ply Gem Prime. Ply Gem Prime incurred a state tax liability as a result of the 9% Senior Subordinated Note debt extinguishment and related contribution during the first quarter of 2010 in which Ply Gem Prime recognized a capital gain of approximately $13.3 million. Ply Gem Prime is a holding company with no independent operating assets or liabilities other than its investment in the Company and therefore has no ability to make tax payments. The Company recognized this payment as a return of capital.
During the fourth quarter of 2011, the Company entered into an amendment to the employee agreement originally dated August 14, 2006 for the Company’s chief executive officer. In conjunction with the amendment to the employment agreement, the Company also entered into a retention agreement and stock repurchase agreement. These agreements, among other things, provided for: (i) the extension of the chief executive officer’s term of employment for three years, (ii) the Company to make a retention payment of $2.0 million to the chief executive officer on December 31, 2014 if he remains employed by the Company on that date, (iii) the repurchase of 125,660 shares of common stock of Ply Gem Prime and (iv) the issuance of 150,000 stock options to the chief executive officer for non-voting Class C common stock of Ply Gem Prime. The $12.6 million repurchase of common stock was made by Ply Gem Prime based on proceeds provided by the Company. The stock options granted to the chief executive officer vest 25% on each of the following dates: July 2012, July 2013, July 2014, and July 2015.
The Company also entered into a retention agreement with the Company’s chief financial officer which will require the Company to make a retention payment of $0.7 million on December 31, 2014 if he remains employed by the Company on that date. The Company also repurchased equity of approximately $0.3 million during 2011 from a former member of management.

QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)
Quarterly results of operations (unaudited)
The following is a summary of the quarterly results of operations.

	Quarter ended December 31,	Quarter ended September 29,		Quarter ended June 30,	Quarter ended March 31,
(amounts in thousands (except per share data))	2,012,000	2,012,000		2,012,000	2,012,000
Net sales	$268,643	$306,193		$307,289	$239,176
Gross profit	57,218	70,693		73,373	42,915
Net income (loss)	(15,007)	(3,673)	)(1)	5,267	(25,642)
Basic and diluted net income (loss) attributable to common stockholders per common share	$(150,070)	$(36,730))		$52,670	$(256,420)
Weighted average common shares outstanding	100	100		100	100

	Quarter ended December 31,	Quarter ended October 1,	Quarter ended July 2,	Quarter ended April 2,
(amounts in thousands (except per share data))	2,011,000	2,011,000	2,011,000	2,011,000
Net sales	$242,370	$297,889	$294,491	$200,107
Gross profit	49,899	65,822	67,029	27,782
Net income (loss)	(15,220)	(458)	2,063	(70,892)	)(2)
Basic and diluted net income (loss) attributable to common stockholders per common share	$(152,200)	$(4,580)	$20,630	$(708,920))
Weighted average common shares outstanding	100	100	100	100

(1)
The net loss for the quarter ended September 29, 2012 includes an approximate $3.6 million loss on modification or extinguishment of debt. See Note 4 for description of loss on debt modification and extinguishment.

(2)
The net loss for the quarter ended April 2, 2011 includes an approximate $27.9 million loss on modification or extinguishment of debt. See Note 4 for description of loss on debt modification and extinguishment.

Significant fourth quarter adjustments
During the fourth quarter of 2011, the Company increased their environmental reserve by $1.6 million in connection with the completion of a preliminary cost estimate for an underground storage tank that was filed with the EPA during November 2011. The expense has been recognized within selling, general, and administrative expenses for the year ended December 31, 2011 in the consolidated statement of operations.

SUBSEQUENT EVENT	3 Months Ended
Mar. 30, 2013
Subsequent Events [Abstract]
SUBSEQUENT EVENT
Subsequent event
On April 9, 2013, the Company, through its wholly-owned Canadian subsidiary Gienow Canada Inc., acquired Gienow WinDoor Ltd. for consideration of approximately CAD $21.0 million, subject to certain purchase price adjustments, through the purchase of all of the capital stock of Gienow. Immediately subsequent to the acquisition, Gienow WinDoor Ltd. was amalgamated into Gienow Canada Inc. (“Gienow”). Gienow is in the business of manufacturing, distributing, and selling windows, doors, and related products and services to industrial and residential customers in Canada and the United States. Gienow has a manufacturing facility located in Calgary, Alberta, Canada.
On May 6, 2013, Ply Gem entered into a stock purchase agreement for consideration of approximately CAD $82.0 million, subject to certain purchase price adjustments, to acquire all of the capital stock of Mitten Inc., a leading manufacturer of vinyl siding and accessories in Canada.

GUARANTOR/NON-GUARANTOR FINANCIAL INFORMATION	3 Months Ended	12 Months Ended
	Mar. 30, 2013	Dec. 31, 2012
GUARANTOR / NON GUARANTOR FINANCIAL INFORMATION [Abstract]
GUARANTOR / NON-GUARANTOR FINANCIAL INFORMATION
Guarantor/non-guarantor
The 8.25% Senior Secured Notes and the 9.375% Senior Notes were issued by our direct 100% owned subsidiary, Ply Gem Industries, and are fully and unconditionally guaranteed on a joint and several basis by the Company and certain of Ply Gem Industries’ 100% owned subsidiaries. Accordingly, the following guarantor and non-guarantor information is presented as of March 30, 2013 and December 31, 2012, and for the three months ended March 30, 2013 and March 31, 2012. The non-guarantor information presented represents our Canadian subsidiary, Ply Gem Canada.
Ply Gem Holdings, Inc. and subsidiaries
Condensed consolidating statements of operations and comprehensive loss
For the three months ended March 30, 2013

(amounts in thousands)	Guarantor Ply Gem Holdings, Inc.	Issuer Ply Gem Industries, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiary	Consolidating adjustments	Consolidated
Net sales	$—	$—	$242,683	$14,414	$—	$257,097
Cost of products sold	—	—	203,890	11,361	—	215,251
Gross profit	—	—	38,793	3,053	—	41,846
Operating expenses:
Selling, general and administrative expenses	—	5,590	28,727	3,899	—	38,216
Intercompany administrative charges	—	—	5,969	2,069	(8,038)	—
Amortization of intangible assets	—	—	4,202	—	—	4,202
Total operating expenses	—	5,590	38,898	5,968	(8,038)	42,418
Operating loss	—	(5,590)	(105)	(2,915)	8,038	(572)
Foreign currency loss	—	—	—	(33)	—	(33)
Intercompany interest	—	21,075	(21,075)	—	—	—
Interest expense	—	(23,657)	(11)	—	—	(23,668)
Interest income	—	1	3	11	—	15
Intercompany administrative income	—	8,038	—	—	(8,038)	—
Loss before equity in subsidiaries’ loss	—	(133)	(21,188)	(2,937)	—	(24,258)
Equity in subsidiaries’ income (loss)	(28,107)	(27,974)	—	—	56,081	—
Loss before provision (benefit) for income taxes	(28,107)	(28,107)	(21,188)	(2,937)	56,081	(24,258)
Provision (benefit) for income taxes	—	—	4,644	(795)	—	3,849
Net income (loss)	$(28,107)	$(28,107)	$(25,832)	$(2,142)	$56,081	$(28,107)
Other comprehensive income (loss):
Foreign currency translation adjustments	—	—	—	(768)	—	(768)
Total comprehensive loss	$(28,107)	$(28,107)	$(25,832)	$(2,910)	$56,081	$(28,875)
Ply Gem Holdings, Inc. and subsidiaries
Condensed consolidating statements of operations and comprehensive loss
For the three months ended March 31, 2012

(amounts in thousands)	Guarantor Ply Gem Holdings, Inc.	Issuer Ply Gem Industries, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiary	Consolidating adjustments	Consolidated
Net sales	$—	$—	$224,652	$14,524	$—	$239,176
Cost of products sold	—	—	185,067	11,194	—	196,261
Gross profit	—	—	39,585	3,330	—	42,915
Operating expenses:
Selling, general and administrative expenses	—	4,290	26,936	3,767	—	34,993
Intercompany administrative charges	—	—	3,034	527	(3,561)	—
Amortization of intangible assets	—	60	6,659	—	—	6,719
Total operating expenses	—	4,350	36,629	4,294	(3,561)	41,712
Operating earnings (loss)	—	(4,350)	2,956	(964)	3,561	1,203
Foreign currency gain	—	—	—	68	—	68
Intercompany interest	—	25,682	(25,682)	—	—	—
Interest expense	—	(25,055)	—	(1)	—	(25,056)
Interest income	—	1	10	4	—	15
Intercompany administrative income	—	3,561	—	—	(3,561)	—
Loss before equity in subsidiaries’ loss	—	(161)	(22,716)	(893)	—	(23,770)
Equity in subsidiaries’ income (loss)	(25,642)	(25,481)	—	—	51,123	—
Loss before provision (benefit) for income taxes	(25,642)	(25,642)	(22,716)	(893)	51,123	(23,770)
Provision (benefit) for income taxes	—	—	2,105	(233)	—	1,872
Net loss	$(25,642)	$(25,642)	$(24,821)	$(660)	$51,123	$(25,642)
Other comprehensive income (loss):
Foreign currency translation adjustments	—	—	—	663	—	663
Total comprehensive income (loss)	$(25,642)	$(25,642)	$(24,821)	$3	$51,123	$(24,979)

Ply Gem Holdings, Inc. and subsidiaries
Condensed consolidating balance sheet
As of March 30, 2013

(amounts in thousands)	Guarantor Ply Gem Holdings, Inc.	Issuer Ply Gem Industries, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiary	Consolidating adjustments	Consolidated
ASSETS
Current Assets:
Cash and cash equivalents	$—	$13,441	$(6,185)	$3,906	$—	$11,162
Accounts receivable, net	—	—	128,107	8,446	—	136,553
Inventories:
Raw materials	—	—	46,542	5,084	—	51,626
Work in process	—	—	24,535	670	—	25,205
Finished goods	—	—	42,769	3,110	—	45,879
Total inventory	—	—	113,846	8,864	—	122,710
Prepaid expenses and other current assets	—	881	12,760	2,420	—	16,061
Deferred income taxes	—	—	5,166	58	—	5,224
Total current assets	—	14,322	253,694	23,694	—	291,710
Investments in subsidiaries	(343,361)	(195,017)	—	—	538,378	—
Property and Equipment, at cost:
Land	—	—	3,565	172	—	3,737
Buildings and improvements	—	—	36,838	1,584	—	38,422
Machinery and equipment	—	2,498	287,492	9,252	—	299,242
	—	2,498	327,895	11,008	—	341,401
Less accumulated depreciation	—	(995)	(233,601)	(6,454)	—	(241,050)
Total property and equipment, net	—	1,503	94,294	4,554	—	100,351
Other Assets:
Intangible assets, net	—	—	90,153	—	—	90,153
Goodwill	—	—	383,042	9,182	—	392,224
Deferred income taxes	—	—	—	2,871	—	2,871
Intercompany note receivable	—	856,739	—	—	(856,739)	—
Other	—	26,116	2,691	—	—	28,807
Total other assets	—	882,855	475,886	12,053	(856,739)	514,055
	$(343,361)	$703,663	$823,874	$40,301	$(318,361)	$906,116
LIABILITIES AND STOCKHOLDER’S EQUITY (DEFICIT)
Current Liabilities:
Accounts payable	$—	$344	$75,052	$4,186	$—	$79,582
Accrued expenses	—	20,425	56,413	3,080	—	79,918
Total current liabilities	—	20,769	131,465	7,266	—	159,500
Deferred income taxes	—	—	13,002	—	—	13,002
Intercompany note payable	—	—	856,739	—	(856,739)	—
Other long-term liabilities	—	9,999	49,823	897	—	60,719
Long-term debt	—	1,016,256	—	—	—	1,016,256
Commitments and contingencies
Stockholder’s Equity (Deficit):
Preferred stock	—	—	—	—	—	—
Common stock	—	—	—	—	—	—
Additional paid-in-capital	311,490	311,490	453,289	5,763	(770,542)	311,490
(Accumulated deficit) retained earnings	(647,747)	(647,747)	(680,444)	21,258	1,306,933	(647,747)
Accumulated other comprehensive income (loss)	(7,104)	(7,104)	—	5,117	1,987	(7,104)
Total stockholder’s (deficit) equity	(343,361)	(343,361)	(227,155)	32,138	538,378	(343,361)
	$(343,361)	$703,663	$823,874	$40,301	$(318,361)	$906,116
Ply Gem Holdings, Inc. and subsidiaries
Condensed consolidating balance sheet
As of December 31, 2012

(amounts in thousands)	Guarantor Ply Gem Holdings, Inc.	Issuer Ply Gem Industries, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiary	Consolidating adjustments	Consolidated
ASSETS
Current Assets:
Cash and cash equivalents	$—	$23,332	$(4,307)	$8,169	$—	$27,194
Accounts receivable, net	—	—	107,961	7,091	—	115,052
Inventories:
Raw materials	—	—	35,074	4,878	—	39,952
Work in process	—	—	20,220	711	—	20,931
Finished goods	—	—	35,927	3,482	—	39,409
Total inventory	—	—	91,221	9,071	—	100,292
Prepaid expenses and other current assets	—	12	13,844	1,528	—	15,384
Deferred income taxes	—	—	5,161	11	—	5,172
Total current assets	—	23,344	213,880	25,870	—	263,094
Investments in subsidiaries	(314,942)	(212,065)	—	—	527,007	—
Property and Equipment, at cost:
Land	—	—	3,565	172	—	3,737
Buildings and improvements	—	—	36,320	1,621	—	37,941
Machinery and equipment	—	2,145	281,885	9,245	—	293,275
	—	2,145	321,770	11,038	—	334,953
Less accumulated depreciation	—	(932)	(228,596)	(6,320)	—	(235,848)
Total property and equipment, net	—	1,213	93,174	4,718	—	99,105
Other Assets:
Intangible assets, net	—	—	94,356	—	—	94,356
Goodwill	—	—	383,042	9,413	—	392,455
Deferred income taxes	—	—	—	2,981	—	2,981
Intercompany note receivable	—	856,739	—	—	(856,739)	—
Other	—	27,142	2,717	—	—	29,859
Total other assets	—	883,881	480,115	12,394	(856,739)	519,651
	$(314,942)	$696,373	$787,169	$42,982	$(329,732)	$881,850
LIABILITIES AND STOCKHOLDER’S EQUITY (DEFICIT)
Current Liabilities:
Accounts payable	$—	$254	$63,110	$4,433	$—	$67,797
Accrued expenses	—	32,744	58,547	2,627	—	93,918
Total current liabilities	—	32,998	121,657	7,060	—	161,715
Deferred income taxes	—	—	10,049	—	—	10,049
Intercompany note payable	—	—	856,739	—	(856,739)	—
Other long-term liabilities	—	13,933	45,811	900	—	60,644
Long-term debt	—	964,384	—	—	—	964,384
Commitments and contingencies
Stockholder’s Equity (Deficit):
Preferred stock	—	—	—	—	—	—
Common stock	—	—	—	—	—	—
Additional paid-in-capital	311,034	311,034	407,525	5,737	(724,296)	311,034
(Accumulated deficit) retained earnings	(619,640)	(619,640)	(654,612)	23,400	1,250,852	(619,640)
Accumulated other comprehensive income (loss)	(6,336)	(6,336)	—	5,885	451	(6,336)
Total stockholder’s (deficit) equity	(314,942)	(314,942)	(247,087)	35,022	527,007	(314,942)
	$(314,942)	$696,373	$787,169	$42,982	$(329,732)	$881,850

Ply Gem Holdings, Inc. and subsidiaries
Condensed consolidating statement of cash flows
For the three months ended March 30, 2013

(amounts in thousands)	Guarantor Ply Gem Holdings, Inc.	Issuer Ply Gem Industries, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiary	Consolidating adjustments	Consolidated
Cash flows from operating activities:
Net loss	$(28,107)	$(28,107)	$(25,832)	$(2,142)	$56,081	$(28,107)
Adjustments to reconcile net loss to cash used in operating activities:
Depreciation and amortization expense	—	63	9,283	369	—	9,715
Non-cash interest expense, net	—	2,833	—	—	—	2,833
Loss on foreign currency transactions	—	—	—	33	—	33
Stock based compensation	—	456	—	—	—	456
Deferred income taxes	—	—	2,948	100	—	3,048
Reduction in tax uncertainty, net of valuation allowance	—	—	(206)	—	—	(206)
Equity in subsidiaries’ net loss	28,107	27,974	—	—	(56,081)	—
Other	—	—	(8)	—	—	(8)
Changes in operating assets and liabilities:
Accounts receivable, net	—	—	(20,146)	(1,183)	—	(21,329)
Inventories	—	—	(22,625)	396	—	(22,229)
Prepaid expenses and other current assets	—	(743)	1,117	(885)	—	(511)
Accounts payable	—	90	11,845	(238)	—	11,697
Accrued expenses	—	(16,253)	2,728	290	—	(13,235)
Cash payments on restructuring liabilities	—	—	(539)	—	—	(539)
Other	—	—	(34)	(998)	—	(1,032)
Net cash used in operating activities	—	(13,687)	(41,469)	(4,258)	—	(59,414)
Cash flows from investing activities:
Capital expenditures	—	(352)	(6,210)	(103)	—	(6,665)
Proceeds from sale of assets	—	—	11	—	—	11
Net cash used in investing activities	—	(352)	(6,199)	(103)	—	(6,654)
Cash flows from financing activities:
Net revolver payments	—	50,000	—	—	—	50,000
Proceeds from intercompany investment	—	(45,790)	45,790	—	—	—
Debt issuance costs paid	—	(62)	—	—	—	(62)
Net cash provided by financing activities	—	4,148	45,790	—	—	49,938
Impact of exchange rate movement on cash	—	—	—	98	—	98
Net decrease in cash and cash equivalents	—	(9,891)	(1,878)	(4,263)	—	(16,032)
Cash and cash equivalents at the beginning of the period	—	23,332	(4,307)	8,169	—	27,194
Cash and cash equivalents at the end of the period	$—	$13,441	$(6,185)	$3,906	$—	$11,162
Ply Gem Holdings, Inc. and subsidiaries
Condensed consolidating statement of cash flows
For the three months ended March 31, 2012

(amounts in thousands)	Guarantor Ply Gem Holdings, Inc.	Issuer Ply Gem Industries, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiary	Consolidating adjustments	Consolidated
Cash flows from operating activities:
Net loss	$(25,642)	$(25,642)	$(24,821)	$(660)	$51,123	$(25,642)
Adjustments to reconcile net loss to cash used in operating activities:
Depreciation and amortization expense	—	42	13,032	243	—	13,317
Non-cash interest expense, net	—	2,905	—	—	—	2,905
Gain on foreign currency transactions	—	—	—	(68)	—	(68)
Stock based compensation	—	376	—	—	—	376
Deferred income taxes	—	—	835	(29)	—	806
Reduction in tax uncertainty, net of valuation allowance	—	—	837	25	—	862
Equity in subsidiaries’ net loss	25,642	25,481	—	—	(51,123)	—
Other	—	—	2	(3)	—	(1)
Changes in operating assets and liabilities:
Accounts receivable, net	—	—	(22,689)	(17)	—	(22,706)
Inventories	—	—	(9,993)	259	—	(9,734)
Prepaid expenses and other current assets	—	(623)	2,013	(2,755)	—	(1,365)
Accounts payable	—	(300)	26,023	(1,762)	—	23,961
Accrued expenses	—	(15,657)	(4,287)	622	—	(19,322)
Other	—	—	3	93	—	96
Net cash used in operating activities	—	(13,418)	(19,045)	(4,052)	—	(36,515)
Cash flows from investing activities:
Capital expenditures	—	(296)	(2,869)	(185)	—	(3,350)
Proceeds from sale of assets	—	—	121	—	—	121
Net cash used in investing activities	—	(296)	(2,748)	(185)	—	(3,229)
Cash flows from financing activities:
Proceeds from long-term debt	—	34,000	—	—	—	34,000
Net revolver borrowings	—	15,000	—	—	—	15,000
Proceeds from intercompany investment	—	(25,221)	25,221	—	—	—
Debt issuance costs paid	—	(866)	—	—	—	(866)
Net cash provided by financing activities	—	22,913	25,221	—	—	48,134
Impact of exchange rate movement on cash	—	—	—	107	—	107
Net increase (decrease) in cash and cash equivalents	—	9,199	3,428	(4,130)	—	8,497
Cash and cash equivalents at the beginning of the period	—	8,578	(3,408)	6,530	—	11,700
Cash and cash equivalents at the end of the period	$—	$17,777	$20	$2,400	$—	$20,197

Guarantor/non-guarantor
The 8.25% Senior Secured Notes and the 9.375% Senior Notes were issued by our direct 100% owned subsidiary, Ply Gem Industries, and are fully and unconditionally guaranteed on a joint and several basis by the Company and certain of Ply Gem Industries’ 100% owned subsidiaries. Accordingly, the following guarantor and non-guarantor information is presented as of December 31, 2012 and December 31, 2011, and for the years ended December 31, 2012, 2011, and 2010. The non-guarantor information presented represents our Canadian subsidiary, Ply Gem Canada.
Ply Gem Holdings, Inc. and subsidiaries
Condensed consolidating statements of operations
For the year ended December 31, 2012

(amounts in thousands)	Guarantor Ply Gem Holdings, Inc.	Issuer Ply Gem Industries, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiary	Consolidating adjustments	Consolidated
Net sales	$—	$—	$1,051,312	$69,989	$—	$1,121,301
Cost of products sold	—	—	826,496	50,606	—	877,102
Gross profit	—	—	224,816	19,383	—	244,199
Operating expenses:
Selling, general and administrative expenses	—	19,871	112,073	15,298	—	147,242
Intercompany administrative charges	—	—	15,202	3,057	(18,259)	—
Amortization of intangible assets	—	—	26,937	—	—	26,937
Total operating expenses	—	19,871	154,212	18,355	(18,259)	174,179
Operating earnings (loss)	—	(19,871)	70,604	1,028	18,259	70,020
Foreign currency gain	—	—	—	409	—	409
Intercompany interest	—	102,729	(102,729)	—	—	—
Interest expense	—	(103,112)	(18)	(3)	—	(103,133)
Interest income	—	5	65	21	—	91
Loss on modification or extinguishment of debt	—	(3,607)	—	—	—	(3,607)
Intercompany administrative income	—	18,259	—	—	(18,259)	—
Income (loss) before equity in subsidiaries’ income (loss)	—	(5,597)	(32,078)	1,455	—	(36,220)
Equity in subsidiaries’ income (loss)	(39,055)	(33,458)	—	—	72,513	—
Income (loss) before provision (benefit) for income taxes	(39,055)	(39,055)	(32,078)	1,455	72,513	(36,220)
Provision (benefit) for income taxes	—	—	3,150	(315)	—	2,835
Net income (loss)	$(39,055)	$(39,055)	$(35,228)	$1,770	$72,513	$(39,055)
Other comprehensive income (loss):
Foreign currency translation adjustments	—	—	—	835	—	835
Minimum pension liability for actuarial loss	—	(673)	(430)	—	—	(1,103)
Total comprehensive income (loss)	$(39,055)	$(39,728)	$(35,658)	$2,605	$72,513	$(39,323)
Ply Gem Holdings, Inc. and subsidiaries
Condensed consolidating statements of operations
For the year ended December 31, 2011

(amounts in thousands)	Guarantor Ply Gem Holdings, Inc.	Issuer Ply Gem Industries, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiary	Consolidating adjustments	Consolidated
Net sales	$—	$—	$967,694	$67,163	$—	$1,034,857
Cost of products sold	—	—	777,256	47,069	—	824,325
Gross profit	—	—	190,438	20,094	—	210,532
Operating expenses:
Selling, general and administrative expenses	—	14,748	109,061	15,103	—	138,912
Intercompany administrative charges	—	—	13,287	2,783	(16,070)	—
Amortization of intangible assets	—	36	26,653	—	—	26,689
Total operating expenses	—	14,784	149,001	17,886	(16,070)	165,601
Operating earnings (loss)	—	(14,784)	41,437	2,208	16,070	44,931
Foreign currency gain	—	—	—	492	—	492
Intercompany interest	—	102,729	(102,729)	—	—	—
Interest expense	—	(101,486)	(1)	(1)	—	(101,488)
Interest income	—	6	83	15	—	104
Loss on modification or extinguishment of debt	—	(27,863)	—	—	—	(27,863)
Intercompany administrative income	—	16,070	—	—	(16,070)	—
Income (loss) before equity in subsidiaries’ income (loss)	—	(25,328)	(61,210)	2,714	—	(83,824)
Equity in subsidiaries’ income (loss)	(84,507)	(59,179)	—	—	143,686	—
Income (loss) before provision (benefit) for income taxes	(84,507)	(84,507)	(61,210)	2,714	143,686	(83,824)
Provision (benefit) for income taxes	—	—	(170)	853	—	683
Net income (loss)	$(84,507)	$(84,507)	$(61,040)	$1,861	$143,686	$(84,507)
Other comprehensive income (loss):
Foreign currency translation adjustments	—	—	—	(691)	—	(691)
Minimum pension liability for actuarial loss	—	(3,091)	(3,509)	—	—	(6,600)
Total comprehensive income (loss)	$(84,507)	$(87,598)	$(64,549)	$1,170	$143,686	$(91,798)
Ply Gem Holdings, Inc. and subsidiaries
Condensed consolidating statements of operations
For the year ended December 31, 2010

(amounts in thousands)	Guarantor Ply Gem Holdings, Inc.	Issuer Ply Gem Industries, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiary	Consolidating adjustments	Consolidated
Net sales	$—	$—	$922,240	$73,666	$—	$995,906
Cost of products sold	—	—	730,896	49,050	—	779,946
Gross profit	—	—	191,344	24,616	—	215,960
Operating expenses:
Selling, general and administrative expenses	—	14,765	101,767	13,928	—	130,460
Intercompany administrative charges	—	—	12,143	1,639	(13,782)	—
Amortization of intangible assets	—	36	27,063	—	—	27,099
Write-off of previously capitalized offering costs	—	1,571	—	—	—	1,571
Total operating expenses	—	16,372	140,973	15,567	(13,782)	159,130
Operating earnings (loss)	—	(16,372)	50,371	9,049	13,782	56,830
Foreign currency gain	—	—	—	510	—	510
Intercompany interest	—	106,899	(106,086)	(813)	—	—
Interest expense	—	(122,881)	(111)	—	—	(122,992)
Interest income	—	17	121	21	—	159
Gain on extinguishment of debt	—	98,187	—	—	—	98,187
Intercompany administrative income	—	13,782	—	—	(13,782)	—
Income (loss) before equity in subsidiaries’ income (loss)	—	79,632	(55,705)	8,767	—	32,694
Equity in subsidiaries’ income (loss)	27,667	(52,648)	—	—	24,981	—
Income (loss) before provision (benefit) for income taxes	27,667	26,984	(55,705)	8,767	24,981	32,694
Provision (benefit) for income taxes	—	(683)	3,273	2,437	—	5,027
Net income (loss)	$27,667	$27,667	$(58,978)	$6,330	$24,981	$27,667
Other comprehensive income (loss):
Foreign currency translation adjustments	—	—	—	1,639	—	1,639
Minimum pension liability for actuarial gain	—	(292)	(448)	—	—	(740)
Total comprehensive income (loss)	$27,667	$27,375	$(59,426)	$7,969	$24,981	$28,566

Ply Gem Holdings, Inc. and subsidiaries
Condensed consolidating balance sheet
As of December 31, 2012

(amounts in thousands)	Guarantor Ply Gem Holdings, Inc.	Issuer Ply Gem Industries, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiary	Consolidating adjustments	Consolidated
ASSETS
Current Assets:
Cash and cash equivalents	$—	$23,332	$(4,307)	$8,169	$—	$27,194
Accounts receivable, net	—	—	107,961	7,091	—	115,052
Inventories:
Raw materials	—	—	35,074	4,878	—	39,952
Work in process	—	—	20,220	711	—	20,931
Finished goods	—	—	35,927	3,482	—	39,409
Total inventory	—	—	91,221	9,071	—	100,292
Prepaid expenses and other current assets	—	12	13,844	1,528	—	15,384
Deferred income taxes	—	—	5,161	11	—	5,172
Total current assets	—	23,344	213,880	25,870	—	263,094
Investments in subsidiaries	(314,942)	(212,065)	—	—	527,007	—
Property and Equipment, at cost:
Land	—	—	3,565	172	—	3,737
Buildings and improvements	—	—	36,320	1,621	—	37,941
Machinery and equipment	—	2,145	281,885	9,245	—	293,275
	—	2,145	321,770	11,038	—	334,953
Less accumulated depreciation	—	(932)	(228,596)	(6,320)	—	(235,848)
Total property and equipment, net	—	1,213	93,174	4,718	—	99,105
Other Assets:
Intangible assets, net	—	—	94,356	—	—	94,356
Goodwill	—	—	383,042	9,413	—	392,455
Deferred income taxes	—	—	—	2,981	—	2,981
Intercompany note receivable	—	856,739	—	—	(856,739)	—
Other	—	27,142	2,717	—	—	29,859
Total other assets	—	883,881	480,115	12,394	(856,739)	519,651
	$(314,942)	$696,373	$787,169	$42,982	$(329,732)	$881,850
LIABILITIES AND STOCKHOLDER’S (DEFICIT) EQUITY
Current Liabilities:
Accounts payable	$—	$254	$63,110	$4,433	$—	$67,797
Accrued expenses	—	32,744	58,547	2,627	—	93,918
Total current liabilities	—	32,998	121,657	7,060	—	161,715
Deferred income taxes	—	—	10,049	—	—	10,049
Intercompany note payable	—	—	856,739	—	(856,739)	—
Other long-term liabilities	—	13,933	45,811	900	—	60,644
Long-term debt	—	964,384	—	—	—	964,384
Commitments and contingencies
Stockholder’s Equity (Deficit):
Preferred stock	—	—	—	—	—	—
Common stock	—	—	—	—	—	—
Additional paid-in-capital	311,034	311,034	407,525	5,737	(724,296)	311,034
(Accumulated deficit) retained earnings	(619,640)	(619,640)	(654,612)	23,400	1,250,852	(619,640)
Accumulated other comprehensive income (loss)	(6,336)	(6,336)	—	5,885	451	(6,336)
Total stockholder’s (deficit) equity	(314,942)	(314,942)	(247,087)	35,022	527,007	(314,942)
	$(314,942)	$696,373	$787,169	$42,982	$(329,732)	$881,850
Ply Gem Holdings, Inc. and subsidiaries
Condensed consolidating balance sheet
As of December 31, 2011

(amounts in thousands)	Guarantor Ply Gem Holdings, Inc.	Issuer Ply Gem Industries, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiary	Consolidating adjustments	Consolidated
ASSETS
Current Assets:
Cash and cash equivalents	$—	$8,578	$(3,408)	$6,530	$—	$11,700
Accounts receivable, net	—	—	102,052	7,463	—	109,515
Inventories:
Raw materials	—	—	37,024	4,885	—	41,909
Work in process	—	—	23,619	667	—	24,286
Finished goods	—	—	36,282	2,328	—	38,610
Total inventory	—	—	96,925	7,880	—	104,805
Prepaid expenses and other current assets	—	422	9,893	2,957	—	13,272
Deferred income taxes	—	—	5,666	9	—	5,675
Total current assets	—	9,000	211,128	24,839	—	244,967
Investments in subsidiaries	(277,322)	(164,863)	—	—	442,185	—
Property and Equipment, at cost:
Land	—	—	3,565	172	—	3,737
Buildings and improvements	—	—	35,280	1,308	—	36,588
Machinery and equipment	—	1,335	262,349	8,436	—	272,120
	—	1,335	301,194	9,916	—	312,445
Less accumulated depreciation	—	(762)	(206,585)	(5,253)	—	(212,600)
Total property and equipment, net	—	573	94,609	4,663	—	99,845
Other Assets:
Intangible assets, net	—	—	121,148	—	—	121,148
Goodwill	—	—	382,165	9,302	—	391,467
Deferred income taxes	—	—	—	3,121	—	3,121
Intercompany note receivable	—	856,739	—	—	(856,739)	—
Other	—	30,235	2,129	—	—	32,364
Total other assets	—	886,974	505,442	12,423	(856,739)	548,100
	$(277,322)	$731,684	$811,179	$41,925	$(414,554)	$892,912
LIABILITIES AND STOCKHOLDER’S (DEFICIT) EQUITY
Current Liabilities:
Accounts payable	$—	$720	$44,652	$4,718	$—	$50,090
Accrued expenses	—	36,987	50,790	3,104	—	90,881
Total current liabilities	—	37,707	95,442	7,822	—	140,971
Deferred income taxes	—	—	9,865	—	—	9,865
Intercompany note payable	—	—	856,739	—	(856,739)	—
Other long-term liabilities	—	9,629	47,240	859	—	57,728
Long-term debt	—	961,670	—	—	—	961,670
Commitments and contingencies
Stockholder’s Equity (Deficit):
Preferred stock	—	—	—	—	—	—
Common stock	—	—	—	—	—	—
Additional paid-in-capital	309,331	309,331	421,277	6,562	(737,170)	309,331
(Accumulated deficit) retained earnings	(580,585)	(580,585)	(619,384)	21,630	1,178,339	(580,585)
Accumulated other comprehensive income (loss)	(6,068)	(6,068)	—	5,052	1,016	(6,068)
Total stockholder’s (deficit) equity	(277,322)	(277,322)	(198,107)	33,244	442,185	(277,322)
	$(277,322)	$731,684	$811,179	$41,925	$(414,554)	$892,912

Ply Gem Holdings, Inc. and subsidiaries
Condensed consolidating statement of cash flows
For the year ended December 31, 2012

(amounts in thousands)	Guarantor Ply Gem Holdings, Inc.	Issuer Ply Gem Industries, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiary	Consolidating adjustments	Consolidated
Cash flows from operating activities:
Net income (loss)	$(39,055)	$(39,055)	$(35,228)	$1,770	$72,513	$(39,055)
Adjustments to reconcile net income (loss) to cash provided by operating activities:
Depreciation and amortization expense	—	171	51,095	1,011	—	52,277
Non-cash interest expense, net	—	11,428	—	—	—	11,428
Gain on foreign currency transactions	—	—	—	(409)	—	(409)
Loss on modification or extinguishment of debt	—	3,607	—	—	—	3,607
Stock based compensation	—	1,703	—	—		1,703
Deferred income taxes	—	—	844	183	—	1,027
Reduction in tax uncertainty, net of valuation allowance	—	—	(92)	—	—	(92)
Equity in subsidiaries’ net loss	39,055	33,458	—	—	(72,513)	—
Other	—	—	(37)	—	—	(37)
Changes in operating assets and liabilities:
Accounts receivable, net	—	—	(5,909)	532	—	(5,377)
Inventories	—	—	5,704	(1,008)	—	4,696
Prepaid expenses and other current assets	—	616	(4,586)	1,436	—	(2,534)
Accounts payable	—	(466)	19,195	(1,123)	—	17,606
Accrued expenses	—	(562)	5,794	(640)	—	4,592
Cash payments on restructuring liabilities	—	—	(1,177)	—	—	(1,177)
Other	—	—	(240)	689	—	449
Net cash provided by operating activities	—	10,900	35,363	2,441	—	48,704
Cash flows from investing activities:
Capital expenditures	—	(810)	(22,969)	(867)	—	(24,646)
Proceeds from sale of assets	—	—	284	(91)	—	193
Acquisitions, net of cash acquired	—	—	(100)	—	—	(100)
Net cash used in investing activities	—	(810)	(22,785)	(958)	—	(24,553)
Cash flows from financing activities:
Proceeds from long-term debt	—	102,991	—	—	—	102,991
Payments on long-term debt	—	(58,991)	—	—	—	(58,991)
Net revolver payments	—	(40,000)	—	—	—	(40,000)
Proceeds from intercompany investment	—	13,477	(13,477)	—	—	—
Payment of early tender premium	—	(9,844)	—	—	—	(9,844)
Equity repurchases	—	—	—	—	—	—
Debt issuance costs paid	—	(2,969)	—	—	—	(2,969)
Net cash provided by (used in) financing activities	—	4,664	(13,477)	—	—	(8,813)
Impact of exchange rate movement on cash	—	—	—	156	—	156
Net increase (decrease) in cash and cash equivalents	—	14,754	(899)	1,639	—	15,494
Cash and cash equivalents at the beginning of the period	—	8,578	(3,408)	6,530	—	11,700
Cash and cash equivalents at the end of the period	$—	$23,332	$(4,307)	$8,169	$—	$27,194
Ply Gem Holdings, Inc. and subsidiaries
Condensed consolidating statement of cash flows
For the year ended December 31, 2011

(amounts in thousands)	Guarantor Ply Gem Holdings, Inc.	Issuer Ply Gem Industries, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiary	Consolidating adjustments	Consolidated
Cash flows from operating activities:
Net income (loss)	$(84,507)	$(84,507)	$(61,040)	$1,861	$143,686	$(84,507)
Adjustments to reconcile net income (loss) to cash provided by (used in) operating activities:
Depreciation and amortization expense	—	169	52,951	900	—	54,020
Non-cash interest expense, net	—	10,518	—	—	—	10,518
Gain on foreign currency transactions	—	—	—	(492)	—	(492)
Loss on modification or extinguishment of debt	—	27,863	—	—	—	27,863
Stock based compensation	—	431	(1)	—	—	430
Deferred income taxes	—	—	7,872	(1,579)	—	6,293
Reduction in tax uncertainty, net of valuation allowance	—	—	(6,617)	—	—	(6,617)
Equity in subsidiaries’ net loss	84,507	59,179	—	—	(143,686)	—
Other	—	—	(481)	(3)	—	(484)
Changes in operating assets and liabilities:
Accounts receivable, net	—	—	(13,107)	(159)	—	(13,266)
Inventories	—	—	(5,253)	(1,160)	—	(6,413)
Prepaid expenses and other current assets	—	(176)	(1,622)	(150)	—	(1,948)
Accounts payable	—	321	(6,593)	1,500	—	(4,772)
Accrued expenses	—	11,300	3,256	758	—	15,314
Cash payments on restructuring liabilities	—	—	(407)	—	—	(407)
Other	—	(1)	531	479	—	1,009
Net cash provided by (used in) operating activities	—	25,097	(30,511)	1,955	—	(3,459)
Cash flows from investing activities:
Capital expenditures	—	(63)	(10,490)	(937)	—	(11,490)
Proceeds from sale of assets	—	—	102	—	—	102
Net cash used in investing activities	—	(63)	(10,388)	(937)	—	(11,388)
Cash flows from financing activities:
Proceeds from long-term debt	—	423,684	—	—	—	423,684
Payments on long-term debt	—	(348,684)	—	—	—	(348,684)
Net revolver borrowings	—	55,000	—	—	—	55,000
Payments on previous revolver credit facility	—	(30,000)	—	—	—	(30,000)
Proceeds from intercompany investment	—	(37,826)	38,608	(782)	—	—
Payment of early tender premium	—	(49,769)	—	—	—	(49,769)
Equity repurchases	—	(14,049)	—	—	—	(14,049)
Debt issuance costs paid	—	(26,984)	—	—	—	(26,984)
Net cash provided by (used in) financing activities	—	(28,628)	38,608	(782)	—	9,198
Impact of exchange rate movement on cash	—	—	—	(149)	—	(149)
Net increase (decrease) in cash and cash equivalents	—	(3,594)	(2,291)	87	—	(5,798)
Cash and cash equivalents at the beginning of the period	—	12,172	(1,117)	6,443	—	17,498
Cash and cash equivalents at the end of the period	$—	$8,578	$(3,408)	$6,530	$—	$11,700
Ply Gem Holdings, Inc. and subsidiaries
Condensed consolidating statement of cash flows
For the year ended December 31, 2010

(amounts in thousands)	Guarantor Ply Gem Holdings, Inc.	Issuer Ply Gem Industries, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiary	Consolidating adjustments	Consolidated
Cash flows from operating activities:
Net income (loss)	$27,667	$27,667	$(58,978)	$6,330	$24,981	$27,667
Adjustments to reconcile net income (loss) to cash provided by (used in) operating activities:
Depreciation and amortization expense	—	168	59,761	789	—	60,718
Non-cash interest expense, net	—	9,800	—	—	—	9,800
Gain on foreign currency transactions	—	—	—	(510)	—	(510)
Gain on extinguishment of debt	—	(98,187)	—	—	—	(98,187)
Write-off of previously capitalized offering costs	—	1,571	—	—	—	1,571
Stock based compensation	—	164	—	—	—	164
Deferred income taxes	—	—	981	622	—	1,603
Equity in subsidiaries’ net income (loss)	(27,667)	52,648	—	—	(24,981)	—
Other	—	—	(156)	(12)	—	(168)
Changes in operating assets and liabilities:
Accounts receivable, net	—	—	(3,730)	707	—	(3,023)
Inventories	—	—	(1,384)	1,264	—	(120)
Prepaid expenses and other current assets	—	(1,488)	6,634	2,478	—	7,624
Accounts payable	—	(199)	1,090	1,026	—	1,917
Accrued expenses	—	(4,384)	4,211	625	—	452
Cash payments on restructuring liabilities	—	—	(2,630)	—	—	(2,630)
Other	—	(1)	(554)	425	—	(130)
Net cash provided by (used in) operating activities	—	(12,241)	5,245	13,744	—	6,748
Cash flows from investing activities:
Capital expenditures	—	—	(10,275)	(830)	—	(11,105)
Proceeds from sale of assets	—	—	2,032	—	—	2,032
Net cash used in investing activities	—	—	(8,243)	(830)	—	(9,073)
Cash flows from financing activities:
Proceeds from long-term debt	—	145,709	—	—	—	145,709
Payments on long-term debt	—	(141,191)	—	—	—	(141,191)
Net revolver borrowings	—	5,000	—	—	—	5,000
Proceeds from intercompany investment	—	14,665	(711)	(13,954)	—	—
Equity contributions	—	2,428	—	—	—	2,428
Equity repurchases	—	(2,978)	—	—	—	(2,978)
Debt issuance costs paid	—	(5,029)	—	—	—	(5,029)
Tax payments on behalf of parent	—	(1,532)	—	—	—	(1,532)
Net cash provided by (used in) financing activities	—	17,072	(711)	(13,954)	—	2,407
Impact of exchange rate movement on cash	—	—	—	353	—	353
Net increase (decrease) in cash and cash equivalents	—	4,831	(3,709)	(687)	—	435
Cash and cash equivalents at the beginning of the period	—	7,341	2,592	7,130	—	17,063
Cash and cash equivalents at the end of the period	$—	$12,172	$(1,117)	$6,443	$—	$17,498

SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS	12 Months Ended
Dec. 31, 2012
Valuation and Qualifying Accounts [Abstract]
Schedule of Valuation and Qualifying Accounts Disclosure [Text Block]
SCHEDULE II—VALUATION AND QUALIFYING ACCOUNTS
PLY GEM HOLDINGS, INC. AND SUBSIDIARIES
December 31, 2012

(amounts in thousands)	Balance at beginning of year	Charged to costs and expenses	Charged to other accounts	Uncollectible accounts written off, net of recoveries	Balance at end of year
Year ended December 31, 2012
Allowance for doubtful accounts and sales allowances	$3,883	$778	$—	$(1,077)	$3,584
Year ended December 31, 2011
Allowance for doubtful accounts and sales allowances	$5,294	$1,501	$(24)	$(2,888)	$3,883
Year ended December 31, 2010
Allowance for doubtful accounts and sales allowances	$5,467	$3,193	$(43)	$(3,323)	$5,294
See accompanying report of independent registered public accounting firm.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Basis of Presentation
Basis of presentation
Ply Gem Holdings, Inc. (“Ply Gem Holdings”) and its wholly owned subsidiaries (individually and collectively, the “Company” or “Ply Gem”) are diversified manufacturers of residential and commercial building products, operating with two segments: (i) Siding, Fencing and Stone and (ii) Windows and Doors. Through these segments, Ply Gem Industries, Inc. (“Ply Gem Industries”) manufactures and sells, primarily in the United States and Canada, a wide variety of products for the residential and commercial construction, manufactured housing, and remodeling and renovation markets.
Ply Gem Holdings was incorporated as a wholly owned subsidiary of Ply Gem Investment Holdings, Inc. (“Ply Gem Investment Holdings”), on January 23, 2004 by affiliates of CI Capital Partners LLC (“CI Capital Partners”) for the purpose of acquiring Ply Gem Industries from Nortek, Inc. (“Nortek”). On January 11, 2010, Ply Gem Investment Holdings was merged with and into Ply Gem Prime Holdings, Inc. (“Ply Gem Prime”), with Ply Gem Prime being the surviving corporation. As a result, Ply Gem Holdings is now a wholly owned subsidiary of Ply Gem Prime.
The Ply Gem acquisition was completed on February 12, 2004, when Nortek sold Ply Gem Industries to Ply Gem Holdings, an affiliate of CI Capital Partners pursuant to the terms of the stock purchase agreement among Ply Gem Investment Holdings, Nortek, and WDS LLC dated as of December 19, 2003, as amended. Prior to February 12, 2004, the date of the Ply Gem acquisition, Ply Gem Holdings had no operations and Ply Gem Industries was wholly owned by a subsidiary of WDS LLC, which was a wholly owned subsidiary of Nortek. As a result of the Ply Gem acquisition, the Company applied purchase accounting on February 12, 2004. The Company’s acquisition history is summarized below:

•
On August 27, 2004, Ply Gem Industries acquired all of the outstanding shares of capital stock of MWM Holding, Inc., (“MWM Holding”), in accordance with a stock purchase agreement entered into among Ply Gem Industries, MWM Holding and the selling stockholders.

•
On February 24, 2006, Ply Gem Industries acquired all of the outstanding shares of capital stock, warrants to purchase shares of common stock and options to purchase shares of common stock of AWC Holding Company (“AWC”, and together with its subsidiaries, “Alenco”), in accordance with a securities purchase agreement entered into among Ply Gem, all of the direct and indirect stockholders, warrant holders and stock options holders of AWC and FNL Management Corp, an Ohio corporation, as their representative. Pursuant to the securities purchase agreement, Ply Gem purchased all of the issued and outstanding shares of common stock, warrants to purchase shares of common stock and options to purchase shares of common stock of AWC (other than certain shares of common stock of AWC held by certain members of the senior management of Alenco that were contributed separately to Ply Gem Prime, the new parent company of Ply Gem Investment Holdings, in exchange for shares of capital stock of Ply Gem Prime). Immediately following the completion of the Alenco acquisition, AWC became a wholly owned subsidiary of Ply Gem.

•
On October 31, 2006, Ply Gem Industries acquired all of the issued and outstanding shares of common stock of Mastic Home Exteriors, Inc. (formerly known as Alcoa Home Exteriors) (“MHE”), in accordance with a stock purchase agreement entered into among Ply Gem Industries, Alcoa Securities Corporation, and Alcoa Inc.

•
On September 30, 2007, Ply Gem Industries completed the acquisition of CertainTeed Corporation’s vinyl window and patio door business through a stock acquisition. On the acquisition date, the Company changed the name of the acquired business to Ply Gem Pacific Windows Corporation (“Pacific Windows”).

•	On October 31, 2008, Ply Gem Industries acquired substantially all of the assets of Ply Gem Stone (formerly United Stone Veneer).

•	On July 30, 2012, Ply Gem acquired substantially all of the assets of Greendeck Products, LLC, a composite products development company.
Ply Gem is a diversified manufacturer of residential and commercial building products, which are sold primarily in the United States and Canada, and include a wide variety of products for the residential and commercial construction, the do-it-yourself and the professional remodeling and renovation markets. The demand for the Company’s products is seasonal, particularly in the Northeast and Midwest regions of the United States and Western Canada where inclement weather during the winter months usually reduces the level of building and remodeling activity in both the home repair and remodeling and new home construction sectors. The Company’s sales are usually lower during the first and fourth quarters.

Principles of Consolidation
Principles of consolidation
The accompanying consolidated financial statements include the accounts of Ply Gem Holdings and its subsidiaries, all of which are wholly owned. All intercompany accounts and transactions have been eliminated.

Reclassifications
Reclassifications and retrospective application of comprehensive income guidance
Certain amounts in the prior fiscal years have been reclassified to conform to the presentation adopted in the current fiscal year, with no effect on net income (loss) or accumulated deficit. The financial statements include the consolidated statements of comprehensive income (loss) as required by new accounting guidance, which was retrospectively adopted during 2012.

Accounting Policies and Use of Estimates
Accounting policies and use of estimates
The preparation of these consolidated financial statements in conformity with accounting principles generally accepted in the United States involves estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expense during the reporting periods. Certain of the Company’s accounting policies require the application of judgment in selecting the appropriate assumptions for calculating financial estimates. By their nature, these judgments are subject to an inherent degree of uncertainty. The Company periodically evaluates the judgments and estimates used in their critical accounting policies to ensure that such judgments and estimates are reasonable. Such estimates include the allowance for doubtful accounts receivable, rebates, pensions, valuation reserve for inventories, warranty reserves, insurance reserves, legal contingencies, assumptions used in the calculation of income taxes, projected cash flows used in the goodwill and intangible asset impairment tests, and environmental accruals and other contingencies. These judgments are based on the Company’s historical experience, current trends and information available from other sources, as appropriate and are based on management’s best estimates and judgments. The Company adjusts such estimates and assumptions when facts and circumstances dictate. Illiquid credit markets, volatile equity, foreign currency, and the depressed housing and remodeling market have combined to increase the uncertainty inherent in such estimates and assumptions. If different conditions result from those assumptions used in the Company’s judgments, actual results could be materially different from the Company’s estimates.

Recognition of Sales and Related Costs, Incentives and Allowances
Recognition of sales and related costs, incentives and allowances
The Company recognizes sales upon the shipment of products, net of applicable provisions for discounts and allowances. Generally, the customer takes title upon shipment and assumes the risks and rewards of ownership of the product. For certain products, it is industry practice that customers take title to products upon delivery, at which time revenue is then recognized by the Company. Allowances for cash discounts, volume rebates and other customer incentive programs, as well as gross customer returns, among others, are recorded as a reduction of sales at the time of sale based upon the estimated future outcome. Cash discounts, volume rebates and other customer incentive programs are based upon certain percentages agreed upon with the Company’s various customers, which are typically earned by the customer over an annual period. The Company records periodic estimates for these amounts based upon the historical results to date, estimated future results through the end of the contract period and the contractual provisions of the customer agreements. Customer returns are recorded as a reduction to sales on an actual basis throughout the year and also include an estimate at the end of each reporting period for future customer returns related to sales recorded prior to the end of the period. The Company generally estimates customer returns based upon the time lag that historically occurs between the sale date and the return date while also factoring in any new business conditions that might impact the historical analysis such as new product introduction. The Company also provides for estimates of warranty and shipping costs at the time of sale. Shipping and warranty costs are included in cost of products sold. Bad debt provisions are included in selling, general and administrative expenses. The amounts recorded are generally based upon historically derived percentages while also factoring in any new business conditions that are expected to impact the historical analysis such as new product introduction for warranty and bankruptcies of particular customers for bad debt.

Cash and Cash Equivalents	Cash equivalents Cash equivalents consist of short-term highly liquid investments with original maturities of three months or less which are readily convertible into cash.
Accounts Receivable
Accounts receivable
Accounts receivable-trade are recorded at their net realizable value. The allowance for doubtful accounts was $3.6 million and $3.9 million at December 31, 2012 and 2011, respectively. The Company maintains allowances for doubtful accounts for estimated losses resulting from the inability of its customers to make required payments. The Company estimates the allowance for doubtful accounts based on a variety of factors including the length of time receivables are past due, the financial health of its customers, unusual macroeconomic conditions and historical experience. If the financial condition of its customers deteriorates or other circumstances occur that result in an impairment of customers’ ability to make payments, the Company records additional allowances as needed. The Company writes off uncollectible trade accounts receivable against the allowance for doubtful accounts when collection efforts have been exhausted and/or any legal action taken by the Company has concluded. During the year ended December 31, 2011, the Company reclassified approximately $1.4 million from accounts receivable to a note receivable, which is classified as other assets in the accompanying consolidated balance sheets. As of December 31, 2012 and 2011, the balance of the note receivable was $0.6 million and $0.7 million, respectively.

Inventories
Inventories
Inventories in the accompanying consolidated balance sheets are valued at the lower of cost or market and are determined primarily by the first-in, first-out (FIFO) method. The Company records provisions, as appropriate, to write-down obsolete and excess inventory to estimated net realizable value. The process for evaluating obsolete and excess inventory often requires the Company to make subjective judgments and estimates concerning future sales levels, quantities and prices at which such inventory will be able to be sold in the normal course of business. Accelerating the disposal process or incorrect estimates of future sales potential may cause actual results to differ from the estimates at the time such inventory is disposed or sold.
The inventory reserves were approximately $6.5 million at December 31, 2012, increasing during 2012 by $0.2 million compared to the December 31, 2011 reserve balance of approximately $6.3 million.

Property and Equipment
Property and equipment
Property and equipment are presented at cost. Depreciation of property and equipment are provided on a straight-line basis over estimated useful lives, which are generally as follows:

Buildings and improvements	10-37 years
Machinery and equipment, including leases	3-15 years
Leasehold improvements	Term of lease or useful life, whichever is shorter
Expenditures for maintenance and repairs are expensed when incurred. Expenditures for renewals and betterments are capitalized. When assets are sold, or otherwise disposed, the cost and related accumulated depreciation are eliminated and the resulting gain or loss is recognized in operations. Depreciation expense for the years ended December 31, 2012, 2011, and 2010 was approximately $25.4 million, $27.3 million, and $33.6 million, respectively.
On July 30, 2010, the Company entered into an asset purchase agreement to sell substantially all of the assets associated with the operations of its Valencia, Pennsylvania facility for $2.5 million, with $1.9 million received at closing and the remaining $0.6 million recorded as a note receivable due in July 2011. The Company recognized a loss on the sale of approximately $0.1 million, which was recorded within selling, general and administrative expenses in the consolidated statement of operations for the year ended December 31, 2010 and the note receivable was recorded as a current asset in the consolidated balance sheet as of December 31, 2010. The note receivable was collected during 2011.

Long-lived assets
Long-lived assets
The Company reviews long-lived assets for impairment whenever events or changes in business circumstances indicate that the carrying amount of the assets may not be fully recoverable. The
Company performs undiscounted operating cash flow analyses to determine if impairment exists. If an impairment is determined to exist, any related impairment loss is calculated based on the asset’s fair value and the discounted cash flow.
The Company tests for long-lived asset impairment at the following asset group levels: i) Siding, Fencing and Stone (“Siding”), ii) the combined US Windows companies in the Windows and Doors segment (“US Windows”), and iii) Ply Gem Canada in the Windows and Doors segment. For purposes of recognition and measurement of an impairment loss, a long-lived asset or asset group should represent the lowest level for which an entity can separately identify cash flows that are largely independent of the cash flows of other assets and liabilities. During the year ended December 31, 2011, the Company incurred an asset impairment charge of approximately $0.2 million related to a specific asset in the Windows and Doors segment that was no longer utilized.

Goodwill
Goodwill
Purchase accounting involves judgment with respect to the valuation of the acquired assets and liabilities in order to determine the final amount of goodwill. For significant acquisitions, the Company values items such as property and equipment and acquired intangibles based upon appraisals.
The Company evaluates goodwill for impairment on an annual basis and whenever events or business conditions warrant. All other intangible assets are amortized over their estimated useful lives. The Company assesses goodwill for impairment at the November month end each year (November 24th for 2012) and also at any other date when events or changes in circumstances indicate that the carrying value of these assets may exceed their fair value. To evaluate goodwill for impairment, the Company estimates the fair value of reporting units considering such factors as discounted cash flows and valuation multiples for comparable publicly traded companies. A significant reduction in projected sales and earnings which would lead to a reduction in future cash flows could indicate potential impairment. Refer to Note 2 for additional considerations regarding the results of the impairment test in 2012 and 2011.

Debt Issuance Costs
Debt issuance costs
Debt issuance costs, composed of facility, agency, and certain legal fees associated with issuing new debt, are amortized over the contractual term of the related agreement using the effective interest method. Net debt issuance costs totaled approximately $23.6 million and $26.5 million as of December 31, 2012 and December 31, 2011, respectively, and have been recorded in other long term assets in the accompanying consolidated balance sheets.

Share Based Compensation
Share based compensation
Share-based compensation cost for the Company’s stock option plan is measured at the grant date, based on the estimated fair value of the award, and is recognized over the requisite service period. The fair value of each option award is estimated on the grant date using a Black-Scholes option valuation model. Expected volatility is based on a review of several market indicators, including peer companies. The risk-free interest rate is based on U.S. Treasury issues with a term equal to the expected life of the option.

Insurance liability
Insurance liabilities
The Company is self-insured for certain casualty losses and medical liabilities. The Company records insurance liabilities and related expenses for health, workers’ compensation, product and general liability losses and other insurance expenses in accordance with either the contractual terms of their policies or, if self-insured, the total liabilities that are estimable and probable as of the reporting date. Insurance liabilities are recorded as current liabilities to the extent they are expected to be paid in the succeeding year with the remaining requirements classified as long-term liabilities. The accounting for self-insured plans requires that significant judgments and estimates be made both with respect to the future liabilities to be paid for known claims and incurred but not reported claims as of the reporting date. The Company relies on historical trends when determining the appropriate incurred but not reported claims and health insurance reserves to record in its consolidated balance sheets. In certain cases where partial insurance coverage exists, the Company must estimate the portion of the liability that will be covered by existing insurance policies to arrive at the net expected liability to the Company.

Income Taxes
Income taxes
The Company utilizes the asset and liability method of accounting for income taxes which requires that deferred tax assets and liabilities be recorded to reflect the future tax consequences of temporary differences between the book and tax basis of various assets and liabilities. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect of changes in tax rates on deferred tax assets and liabilities is recognized as income or expense in the period in which the rate change occurs. A valuation allowance is established to offset any deferred tax assets if, based upon the available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized.
Estimates are required with respect to, among other things, the appropriate state income tax rates used in the various states that the Company and its subsidiaries are required to file, the potential utilization of operating and capital loss carry-forwards for both federal and state income tax purposes and valuation allowances required, if any, for tax assets that may not be realized in the future. The Company establishes reserves when, despite our belief that our tax return positions are fully supportable, certain positions could be challenged, and the positions may not be fully sustained. Subsequent to February 12, 2004, U.S. federal income tax returns are prepared and filed by Ply Gem Investment Holdings, Inc. on behalf of itself, Ply Gem Holdings, and Ply Gem Industries and its subsidiaries. The existing tax sharing agreement between Ply Gem Holdings and Ply Gem Investment Holdings under which tax liabilities for each respective party are computed on a stand-alone basis, was amended to include Ply Gem Prime Holdings during 2010. U.S. subsidiaries file unitary, combined federal income tax returns and separate state income tax returns. Ply Gem Canada files separate Canadian income tax returns.

Sales taxes	Sales taxes Sales taxes collected from customers are recorded as liabilities until remitted to taxing authorities and therefore are not reflected in the consolidated statements of operations.
Commitments and Contingencies
Commitments and contingencies
The Company provides accruals for all direct costs associated with the estimated resolution of contingencies at the earliest date at which it is deemed probable that a liability has been incurred and the amount of such liability can be reasonably estimated. Costs accrued have been estimated based upon an analysis of potential results, assuming a combination of litigation and settlement strategies and outcomes.

Environmental
Environmental
The Company accrues for losses associated with environmental remediation obligations when such losses are probable and reasonably estimable. Environmental remediation obligation accruals are adjusted as further information develops or circumstances change. Costs of future expenditures for environmental remediation obligations are not discounted to their present value. Recoveries of environmental remediation costs from other parties are recorded as assets when their receipt is deemed probable.

Liquidity	LiquidityThe Company intends to fund its ongoing capital and working capital requirements, including its internal growth, through a combination of cash flows from operations and, if necessary, from borrowings under the revolving credit portion of its senior secured asset based revolving credit facility (“ABL Facility”). As of December 31, 2012, the Company had approximately $964.4 million of indebtedness, $191.2 million of contractual availability under the ABL Facility, and approximately $113.4 million of borrowing base availability reflecting $15.0 million of ABL borrowings and approximately $6.3 million of letters of credit and priority payable reserves issued under the ABL Facility.Because of the inherent seasonality in our business and the resulting working capital requirements, the Company’s liquidity position fluctuates within a given year. The seasonal effect that creates the Company’s greatest needs has historically been experienced during the first six months of the year and the Company anticipates borrowing funds under its ABL Facility to support this requirement. However, the Company anticipates the funds generated from operations and funds available under the ABL Facility will be adequate to finance its ongoing operational cash flow needs, capital expenditures, debt service obligations, management incentive expenses, and other fees payable under other contractual obligations for the foreseeable future.
Foreign Currency
Foreign currency
Ply Gem Canada, the Company’s Canadian subsidiary, utilizes the Canadian dollar as its functional currency. For reporting purposes, the Company translates the assets and liabilities of its foreign entity at the exchange rates in effect at year-end. Net sales and expenses are translated using average exchange rates in effect during the period. Gains and losses from foreign currency translation are credited or charged to accumulated other comprehensive income or loss in the accompanying consolidated balance sheets.
The Company recorded a gain from foreign currency transactions of approximately $0.4 million, for the year ended December 31, 2012, and approximately $0.5 million for the years ended December 31, 2011 and 2010. As of December 31, 2012 and December 31, 2011, accumulated other comprehensive income (loss) included a currency translation adjustment of approximately $0.8 million and $(0.7) million, respectively.

Concentration of Credit Risk
Concentration of credit risk
The Company’s largest customer in each year accounted for approximately 10.5%, 9.4%, and 9.0% of consolidated net sales for the years ended December 31, 2012, 2011, and 2010, respectively and 12.7% and 13.7% of outstanding accounts receivable as of December 31, 2012 and 2011, respectively.

Fair Value Measurement
Fair value measurement
The accounting standard for fair value discusses valuation techniques, such as the market approach (comparable market prices), the income approach (present value of future income or cash flows), and the cost approach (cost to replace the service capacity of an asset or replacement cost). The standard utilizes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The following is a brief description of those three levels:

•	Level 1: Observable inputs such as quoted prices (unadjusted) in active markets for identical assets or liabilities.

•
Level 2: Inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly. These include quoted prices for similar assets or liabilities in active markets and quoted prices for identical or similar assets or liabilities in markets that are not active.

•	Level 3: Inputs that reflect the reporting entity’s own assumptions.
The hierarchy requires the use of observable market data, when available, and to minimize the use of unobservable inputs when determining fair value. The Company’s population of recurring financial assets and liabilities subject to fair value measurements and the necessary disclosures are as follows:

(amounts in thousands)	Carrying value	Fair value total	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Description
Liabilities:
Senior Notes-9.375%	$160,000	$170,400	$170,400	$—	$—
Senior Secured Notes-8.25%	840,000	907,200	907,200	—	—
As of December 31, 2012	$1,000,000	$1,077,600	$1,077,600	$—	$—
Liabilities:
Senior Subordinated Notes-13.125%	$150,000	$132,188	$132,188	$—	$—
Senior Secured Notes-8.25%	800,000	697,000	697,000	—	—
As of December 31, 2011	$950,000	$829,188	$829,188	$—	$—
The fair value of the long-term debt instruments was determined by utilizing available market information. The carrying value of the Company’s other financial instruments approximates their fair value. Also see Note 5 for fair value disclosures of the pension assets.

New Accounting Pronouncements
New accounting pronouncements
In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The standard requires disclosures to provide information to help reconcile differences in the offsetting requirements under U.S. generally accepted accounting principles (“GAAP”) and International Financial Reporting Standards (“IFRS”). The differences in the offsetting requirements account for a significant difference in the amounts presented in statements of financial position prepared in accordance with U.S. GAAP and IFRS for certain entities. The new disclosure requirements mandate that entities disclose both gross and net information about instruments and transactions eligible for offset in the statement of financial position as well as instruments and transactions subject to an agreement similar to a master netting arrangement. The implementation of this guidance is not expected to have a material impact on the Company’s disclosures.
In July 2012, the FASB issued Accounting Standards Update No. 2012-2, Testing Indefinite-Lived Intangible Assets for Impairment. The standard allows companies to perform a “qualitative” assessment to determine whether further impairment testing of indefinite-lived intangible assets is necessary, similar to the recently issued guidance on goodwill impairment. The standard allows companies the option to first assess qualitatively whether it is necessary to perform the quantitative impairment test. A company would not be required to calculate the fair value of an indefinite-lived intangible asset unless the entity determines that it is more likely than not (that is, a likelihood of more than 50 percent) that the asset is impaired. The implementation of this guidance is not expected to have a material impact on the Company’s financial position, results of operations, or cash flows.
On January 1, 2012, the Company adopted an update issued by the FASB to existing guidance on the presentation of comprehensive income. This update requires the presentation of the components of net income and other comprehensive income either in a single continuous statement or in two separate but consecutive statements. Net income and other comprehensive income have been presented in two separate but consecutive statements for the current reporting period and prior comparative period in our consolidated financial statements. On February 5, 2013, the FASB issued Accounting Standards Update No. 2013-2, Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income. This guidance is the culmination of the board’s redeliberation on reporting reclassification adjustments from accumulated other comprehensive income. The new requirements will take effect for public companies in interim and annual reporting periods beginning after December 15, 2012. The standard requires that companies present information about reclassification adjustments from accumulated other comprehensive income in their annual financial statements in a single note or on the face of the financial statements. The implementation of this guidance is not expected to have a material impact on the Company’s disclosures.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 30, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Schedule of property and equpiment
Depreciation of property and equipment are provided on a straight-line basis over estimated useful lives, which are generally as follows:

Buildings and improvements	10-37 years
Machinery and equipment, including leases	3-15 years
Leasehold improvements	Term of lease or useful life, whichever is shorter

Summary of fair value liabilities
The hierarchy requires the use of observable market data, when available, and to minimize the use of unobservable inputs when determining fair value. The Company’s population of recurring financial assets and liabilities subject to fair value measurements and the necessary disclosures are as follows:

(amounts in thousands)	Carrying value	Fair value total	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Description
Liabilities:
Senior Notes-9.375%	$160,000	$174,800	$174,800	$—	$—
Senior Secured Notes-8.25%	840,000	913,500	913,500	—	—
As of March 30, 2013	$1,000,000	$1,088,300	$1,088,300	$—	$—
Liabilities:
Senior Notes-9.375%	$160,000	$170,400	$170,400	$—	$—
Senior Secured Notes-8.25%	840,000	907,200	907,200	—	—
As of December 31, 2012	$1,000,000	$1,077,600	$1,077,600	$—	$—

Components of accumulated other comprehensive (loss) income
The components of accumulated other comprehensive (loss) income are as follows:

(amounts in thousands)	Foreign currency translation	Minimum pension liability adjustments	Accumulated other comprehensive (loss) income
Balance at December 31, 2009	$4,104	$(3,780)	$324
Net current period change	1,639	(740)	899
Balance at December 31, 2010	5,743	(4,520)	1,223
Net current period change	(691)	(6,600)	(7,291)
Balance at December 31, 2011	5,052	(11,120)	(6,068)
Net current period change	835	(1,103)	(268)
Balance at December 31, 2012	$5,887	$(12,223)	$(6,336)

Computation of pro forma earnings (loss) per common share
The following details the computation of the pro forma loss per common share:

For the three months ended
March 30, 2013
(amounts in thousands (except per share data))	(unaudited)
Net loss	$(28,137)
Unaudited pro forma weighted average common share calculation:
Shares issued in the offering	15,789,474
Conversion of Ply Gem Prime Holdings common stock	26,379,501
Conversion of Ply Gem Prime Holdings preferred stock	22,582,993
Unaudited basic and diluted pro forma weighted average shares outstanding	64,751,968
Pro forma earnings (loss) per common share:
Pro forma basic and diluted earnings (loss) per common share	(0.43)

The following details the computation of the pro forma loss per common share:

For the year ended December 31,
2012
(amounts in thousands (except per share data))	(unaudited)
Pro forma net loss	$(43,918)
Unaudited pro forma weighted average common share calculation:
Shares issued in the offering	15,789,474
Conversion of Ply Gem Prime Holdings common stock	27,900,729
Conversion of Ply Gem Prime Holdings preferred stock	21,061,765
Unaudited basic and diluted pro forma weighted average shares outstanding	64,751,968
Pro forma earnings (loss) per common share:
Pro forma basic and diluted earnings (loss) per common share	$(0.68)

GOODWILL (Tables)	3 Months Ended	12 Months Ended
	Mar. 30, 2013	Dec. 31, 2012
Goodwill [Abstract]
Schedule of reporting unit goodwill balances
The reporting unit goodwill balances were as follows as of March 30, 2013 and December 31, 2012:

(amounts in thousands)	March 30, 2013	December 31, 2012
Siding, Fencing and Stone	$320,984	$320,984
Windows and Doors	71,240	71,471
	$392,224	$392,455

The reporting unit goodwill balances were as follows as of December 31, 2012 and December 31, 2011:

(amounts in thousands)	December 31, 2012	December 31, 2011
Siding, Fencing and Stone	$320,984	$320,107
Windows and Doors	71,471	71,360
	$392,455	$391,467

Rollforward of goodwill
A rollforward of goodwill for 2012 and 2011 is included in the table below:

(amounts in thousands)	Windows and Doors	Siding, Fencing and Stone
Balance as of January 1, 2011
Goodwill	$401,099	$442,334
Accumulated impairment losses	(327,773)	(122,227)
	73,326	320,107
Currency translation adjustments	(244)	—
Purchase accounting adjustment	(307)	—
Tax benefit of excess tax goodwill	(1,415)	—
Balance as of December 31, 2011
Goodwill	399,133	442,334
Accumulated impairment losses	(327,773)	(122,227)
	$71,360	$320,107
Currency translation adjustments	241	—
Tax benefit of excess tax goodwill	(130)	—
Greendeck acquisition	—	877
Balance as of December 31, 2012
Goodwill	399,244	443,211
Accumulated impairment losses	(327,773)	(122,227)
	$71,471	$320,984

INTANGIBLE ASSETS (Tables)	3 Months Ended	12 Months Ended
	Mar. 30, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets, Net [Abstract]
Components of intangible assets
The table that follows presents the major components of intangible assets as of March 30, 2013 and December 31, 2012:

(amounts in thousands)	Average amortization period (in years)	Cost	Accumulated amortization	Net carrying value
As of March 30, 2013:
Patents	14	$12,770	$(8,543)	$4,227
Trademarks/Tradenames	14	85,669	(62,554)	23,115
Customer relationships	13	158,158	(96,071)	62,087
Other		2,647	(1,923)	724
Total intangible assets	13	$259,244	$(169,091)	$90,153
As of December 31, 2012:
Patents	14	$12,770	$(8,308)	$4,462
Trademarks/Tradenames	11	85,669	(61,737)	23,932
Customer relationships	13	158,158	(93,025)	65,133
Other		2,647	(1,818)	829
Total intangible assets	13	$259,244	$(164,888)	$94,356

The table that follows presents the major components of intangible assets as of December 31, 2012 and 2011:

(amounts in thousands)	Average amortization period (in years)	Cost	Accumulated amortization	Net carrying value
As of December 31, 2012:
Patents	14	$12,770	$(8,308)	$4,462
Trademarks/Tradenames	11	85,669	(61,737)	23,932
Customer relationships	13	158,158	(93,025)	65,133
Other		2,647	(1,818)	829
Total intangible assets	13	$259,244	$(164,888)	$94,356
As of December 31, 2011:
Patents	14	$12,770	$(7,361)	$5,409
Trademarks/Tradenames	11	85,644	(48,296)	37,348
Customer relationships	13	158,158	(80,851)	77,307
Other		2,503	(1,419)	1,084
Total intangible assets	13	$259,075	$(137,927)	$121,148

Schedule of expected amortization expense
Estimated amortization expense for the fiscal years 2013 through 2017 is shown in the following table:

(amounts in thousands)	Amortization expense

2013 (remainder of year)	$12,475
2014	15,248
2015	14,799
2016	14,156
2017	10,420

Estimated amortization expense for the fiscal years 2013 through 2017 is shown in the following table:

(amounts in thousands)	Amortization expense

2013	$16,677
2014	15,248
2015	14,799
2016	14,156
2017	10,420

COMPREHENSIVE LOSS (Tables)	3 Months Ended
Mar. 30, 2013
Equity [Abstract]
Schedule of comprehensive loss
Comprehensive loss is comprised of the following:

(amounts in thousands)	For the three months ended
	March 30, 2013	March 31, 2012
Net loss	$(28,107)	$(25,642)
Foreign currency translation adjustment	(768)	663
Comprehensive loss	$(28,875)	$(24,979)

LONG-TERM DEBT (Tables)	3 Months Ended	12 Months Ended
	Mar. 30, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments
Long-term debt in the accompanying condensed consolidated balance sheets at March 30, 2013 and December 31, 2012 consists of the following:

(amounts in thousands)	March 30, 2013	December 31, 2012
Senior secured asset based revolving credit facility	$65,000	$15,000
8.25% Senior secured notes due 2018, net of unamortized early tender premium and discount of $39,286 and $40,870, respectively	800,714	799,130
9.375% Senior notes due 2017, net of unamortized discount of $9,458 and $9,746, respectively	150,542	150,254
	$1,016,256	$964,384

Long-term debt in the accompanying consolidated balance sheets at December 31, 2012 and 2011 consists of the following:

(amounts in thousands)	December 31, 2012	December 31, 2011
Senior secured asset based revolving credit facility	$15,000	$55,000
8.25% Senior secured notes due 2018, net of unamortized early tender premium and discount of $40,870 and $40,641	799,130	759,359
13.125% Senior subordinated notes due 2014, net of unamortized discount of $0 and $2,689	—	147,311
9.375% Senior notes due 2017, net of unamortized discount of $9,746 and $0	150,254	—
	$964,384	$961,670

Schedule of Extinguishment and Modification of Debt
Based on these financing transactions, the Company recognized a loss on debt modification or extinguishment of approximately $3.6 million and $27.9 million and a gain on debt extinguishment of approximately $98.2 million for the years ended December 31, 2012, December 31, 2011, and December 31, 2010, respectively, as summarized in the table below.

	For the year ended
(amounts in thousands)	December 31, 2012	December 31, 2011	December 31, 2010
Gain (loss) on extinguishment of debt:
Tender premium	$—	$(10,883)	$—
11.75% Senior Secured Notes unamortized discount	—	(775)	—
11.75% Senior Secured Notes unamortized debt issuance costs	—	(2,757)	—
13.125% Senior Subordinated Notes call premium	(1,487)	—	—
13.125% Senior Subordinated Notes unamortized discount	(299)	—	—
13.125% Senior Subordinated Notes unamortized debt issuance costs	(372)	—	—
	(2,158)	(14,415)	—
Carrying value of 9% Senior Subordinated Notes	—	—	360,000
9% Senior Subordinated Notes unamortized debt issuance costs	—	—	(5,780)
9% Senior Subordinated Notes unamortized premium	—	—	100
Reacquisition price of 9% Senior Subordinated Notes	—	—	(256,133)
	—	—	98,187
Loss on modification of debt:
Third party fees for 8.25% Senior Secured Notes	—	(12,261)	—
Unamortized debt issuance costs for prior ABL Facility	—	(1,187)	—
Third party fees for 9.375% Senior Notes	(1,449)	—	—
	(1,449)	(13,448)	—
Total gain (loss) on modification or extinguishment of debt	$(3,607)	$(27,863)	$98,187

Schedule of Maturities of Long-term Debt
The following table summarizes the Company’s long-term debt maturities due in each fiscal year after December 31, 2012.

(amounts in thousands)	As of December 31, 2012

2013	$—
2014	—
2015	—
2016	15,000
2017	150,254
Thereafter	799,130

$964,384

DEFINED BENEFIT PLANS (Tables)	3 Months Ended	12 Months Ended
	Mar. 30, 2013	Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
Reconciliation of benefit obligations, plan assets, and funded status of the combined plans
The table that follows provides a reconciliation of benefit obligations, plan assets, and funded status of the combined plans in the accompanying consolidated balance sheets at December 31, 2012 and 2011:

(amounts in thousands)	December 31, 2012	December 31, 2011
Change in projected benefit obligation
Benefit obligation at beginning of year	$42,400	$38,066
Service cost	101	98
Interest cost	1,850	1,931
Actuarial loss	3,066	4,138
Benefits and expenses paid	(2,357)	(1,833)
Projected benefit obligation at end of year	$45,060	$42,400
Change in plan assets
Fair value of plan assets at beginning of year	$26,377	$26,929
Actual return on plan assets	3,164	(680)
Employer and participant contributions	2,596	1,961
Benefits and expenses paid	(2,357)	(1,833)
Fair value of plan assets at end of year	$29,780	$26,377
Funded status and financial position:
Fair value of plan assets	$29,780	$26,377
Benefit obligation at end of year	45,060	42,400
Funded status	$(15,280)	$(16,023)
Amount recognized in the balance sheet consists of:
Current liability	$(1,141)	$(2,577)
Noncurrent liability	(14,139)	(13,446)
Liability recognized in the balance sheet	$(15,280)	$(16,023)

Accumulated other comprehensive loss
Amounts recognized in accumulated other comprehensive loss at December 31, 2012 and December 31, 2011 consisted of the following:

(amounts in thousands)	December 31, 2012	December 31, 2011
Initial net asset (obligation)	$—	$—
Prior service credit (cost)	—	—
Net loss	15,468	14,365
Accumulated other comprehensive loss	$15,468	$14,365

Actuarial assumptions
The weighted average rate assumptions used in determining pension costs and the projected benefit obligation for the periods indicated are as follows:

	For the year ended December 31,
	2,012,000	2,011,000	2,010,000
Discount rate for projected benefit obligation	4.00%	4.50%	5.30%
Discount rate for pension costs	4.50%	5.30%	5.95%
Expected long-term average return on plan assets	7.50%	7.50%	7.50%

Net periodic benefit costs
The Company’s net periodic benefit expense for the combined plans for the periods indicated consists of the following components:

	For the three months ended
(amounts in thousands)	March 30, 2013	March 31, 2012
Service cost	$29	$—
Interest cost	440	467
Expected return on plan assets	(513)	(504)
Amortization of loss	234	200
Net periodic benefit expense	$190	$163

The Company’s net periodic benefit expense for the combined plans for the periods indicated consists of the following components:

	For the year ended December 31,
(amounts in thousands)	2,012,000	2,011,000	2,010,000
Service cost	$101	$98	$92
Interest cost	1,850	1,931	2,014
Expected return on plan assets	(2,008)	(2,028)	(1,818)
Amortization of loss	807	269	203
Net periodic benefit expense	$750	$270	$491

Pension assets
The weighted-average asset allocations at December 31, 2012 by asset category are as follows:

	Target allocation	Actual allocation as of December 31, 2012	Weighted average expected long-term rate of return (1)
Asset Category
U.S. Large Cap Funds	25.0%	21.9%	2.0%
U.S. Mid Cap Funds	5.0%	8.0%	0.5%
U.S. Small Cap Funds	3.0%	3.2%	0.3%
International Equity	15.0%	14.6%	1.6%
Fixed income	45.0%	45.2%	2.3%
Other investments	7.0%	7.1%	0.6%
	100.0%	100.0%	7.3%

(1)	The weighted average expected long-term rate of return by asset category is based on the Company’s target allocation.
The weighted-average asset allocations at December 31, 2011 by asset category are as follows:

	Target allocation	Actual allocation as of December 31, 2011	Weighted average expected long-term rate of return (1)
Asset Category
U.S. Large Cap Funds	25.0%	21.9%	2.0%
U.S. Mid Cap Funds	5.0%	7.9%	0.5%
U.S. Small Cap Funds	3.0%	3.1%	0.3%
International Equity	15.0%	15.2%	1.6%
Fixed income	45.0%	45.0%	2.3%
Other investments	7.0%	6.9%	0.6%
	100.0%	100.0%	7.3%

(1)	The weighted average expected long-term rate of return by asset category is based on the Company’s target allocation.

Plan assets measured at fair value on a recurring basis
The following table summarizes the Company’s plan assets measured at fair value on a recurring basis (at least annually) as of December 31, 2012 and December 31, 2011:

(amounts in thousands)	Fair value as of December 31, 2012	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Equity Securities (1)
U.S. Large Cap Funds	$6,530	$6,530	$—	$—
U.S. Mid Cap Funds	2,380	1,173	1,207	—
U.S. Small Cap Funds	938	468	470	—
International Funds	4,364	4,364	—	—
Fixed Income
Domestic Bond Funds (2)	13,460	1,520	11,940	—
Other Investments
Commodity Funds (3)	1,419	1,419	—	—
Cash & Equivalents	689	—	689	—
	$29,780	$15,474	$14,306	$—

(amounts in thousands)	Fair value as of December 31, 2011	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Equity Securities (1)
U.S. Large Cap Funds	$5,793	$5,793	$—	$—
U.S. Mid Cap Funds	2,087	1,032	1,055	—
U.S. Small Cap Funds	812	393	419	—
International Funds	3,996	3,996	—	—
Fixed Income
Domestic Bond Funds (2)	11,863	1,317	10,546	—
Other Investments
Commodity Funds (3)	1,302	1,302	—	—
Cash & Equivalents	524	—	524	—
	$26,377	$13,833	$12,544	$—

(1)	Equity securities are comprised of mutual funds valued at net asset value per share multiplied by number of shares at measurement date.

(2)	Domestic bonds are comprised of mutual funds valued at net asset value per share multiplied by number of shares at measurement date.

(3)	Commodity funds are comprised of two mutual funds which represent small market energy funds.

Benefit plan payments
The following table shows expected benefit payments for the next five fiscal years and the aggregate five years thereafter from the combined plans. These benefit payments consist of qualified defined benefit plan payments that are made from the respective plan trusts and do not represent an immediate cash outflow to the Company.

Fiscal Year	Expected benefit payments

(amounts in thousands)

2013	$1,956
2014	2,029
2015	2,111
2016	2,211
2017	2,315
2018-2022	13,117

PENSION PLANS (Tables)	3 Months Ended	12 Months Ended
	Mar. 30, 2013	Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
Net periodic benefit expense
The Company’s net periodic benefit expense for the combined plans for the periods indicated consists of the following components:

	For the three months ended
(amounts in thousands)	March 30, 2013	March 31, 2012
Service cost	$29	$—
Interest cost	440	467
Expected return on plan assets	(513)	(504)
Amortization of loss	234	200
Net periodic benefit expense	$190	$163

The Company’s net periodic benefit expense for the combined plans for the periods indicated consists of the following components:

	For the year ended December 31,
(amounts in thousands)	2,012,000	2,011,000	2,010,000
Service cost	$101	$98	$92
Interest cost	1,850	1,931	2,014
Expected return on plan assets	(2,008)	(2,028)	(1,818)
Amortization of loss	807	269	203
Net periodic benefit expense	$750	$270	$491

COMMITMENTS AND CONTINGENCIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 30, 2013	Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Schedule of lease obligation, partially offset by subleases
At December 31, 2012, the Company was obligated under lease agreements for the rental of certain real estate and machinery and equipment used in its operations. Future minimum rental obligations for non-cancellable lease payments total approximately $112.7 million at December 31, 2012. The lease obligations, partially offset by subleases, are payable as follows:

(amounts in thousands)	Lease commitments	Sublease income
2,013,000	$18,861	$445
2,014,000	17,290	454
2,015,000	14,935	463
2,016,000	12,033	472
2,017,000	10,735	481
Thereafter	38,844	3,650

Components of the indemnification
In connection with the Ply Gem acquisition, in which Ply Gem Industries was acquired from Nortek in February 2004, Nortek has agreed to indemnify the Company for certain liabilities as set forth in the stock purchase agreement governing the Ply Gem acquisition. In the event Nortek is unable to satisfy amounts due under these indemnifications, the Company would be liable. The Company believes that Nortek has the financial capacity to honor its indemnification obligations and therefore does not anticipate incurring any losses related to liabilities indemnified by Nortek under the stock purchase agreement. A receivable related to this indemnification has been recorded in other long-term assets of approximately $3.3 million and $3.4 million at March 30, 2013 and December 31, 2012, respectively. As of March 30, 2013 and December 31, 2012, the Company has recorded liabilities related to these indemnifications of approximately $0.4 million and $0.4 million, respectively, in current liabilities and $2.9 million and $3.0 million, respectively, in long-term liabilities, consisting of the following:

(amounts in thousands)	March 30, 2013	December 31, 2012
Product claim liabilities	$146	$218
Multiemployer pension plan withdrawal liability	2,552	2,615
Other	587	578
	$3,285	$3,411

In connection with the Ply Gem acquisition, in which Ply Gem Industries was acquired from Nortek in February 2004, Nortek has agreed to indemnify the Company for certain liabilities as set forth in the stock purchase agreement governing the Ply Gem acquisition. In the event Nortek is unable to satisfy amounts due under these indemnifications, the Company would be liable. The Company believes that Nortek has the financial capacity to honor its indemnification obligations and therefore does not anticipate incurring any losses related to liabilities indemnified by Nortek under the stock purchase agreement. A receivable related to this indemnification has been recorded in other long-term assets in the approximate amount of $3.4 million and $3.6 million at December 31, 2012 and December 31, 2011, respectively. As of December 31, 2012 and December 31, 2011, the Company has recorded liabilities related to these indemnifications of approximately $0.4 million and $0.4 million, respectively, in current liabilities and $3.0 million and $3.2 million, respectively, in long-term liabilities, consisting of the following:

(amounts in thousands)	December 31, 2012	December 31, 2011
Product claim liabilities	$218	$193
Multiemployer pension plan withdrawal liability	2,615	2,854
Other	578	572
	$3,411	$3,619

Changes in the Company's warranty liabilities
Changes in the Company’s short-term and long-term warranty liabilities are as follows:

	For the three months ended
(amounts in thousands)	March 30, 2013	March 31, 2012
Balance, beginning of period	$37,870	$38,612
Warranty expense during period	2,519	2,570
Settlements made during period	(2,681)	(2,402)
Balance, end of period	$37,708	$38,780

Changes in the Company’s short-term and long-term warranty liabilities are as follows:

	For the year ended December 31,
(amounts in thousands)	2,012,000	2,011,000	2,010,000
Balance, beginning of period	$38,612	$41,780	$43,398
Warranty expense during period	11,034	7,359	11,364
Settlements made during period	(11,776)	(10,527)	(12,982)
Balance, end of period	$37,870	$38,612	$41,780

ACCRUED EXPENSES AND OTHER LONG-TERM LIABILITIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 30, 2013	Dec. 31, 2012
Payables and Accruals [Abstract]
Accrued expenses and other long term liabilities
Accrued expenses consist of the following at March 30, 2013 and December 31, 2012:

(amounts in thousands)	March 30, 2013	December 31, 2012
Insurance	$3,359	$3,499
Employee compensation and benefits	6,278	5,745
Sales and marketing	24,155	23,939
Product warranty	7,915	8,336
Accrued freight	1,655	890
Accrued interest	15,937	30,465
Accrued environmental liability	470	473
Accrued pension	1,141	1,141
Accrued sales returns and discounts	3,071	2,201
Accrued taxes	4,349	3,035
Other	11,588	14,194
	$79,918	$93,918
Other long-term liabilities consist of the following at March 30, 2013 and December 31, 2012:

(amounts in thousands)	March 30, 2013	December 31, 2012
Insurance	$1,883	$1,593
Pension liabilities	13,817	14,139
Multi-employer pension withdrawal liability	2,552	2,615
Product warranty	29,793	29,534
Long-term product claim liability	146	218
Long-term environmental liability	1,824	1,824
Liabilities for tax uncertainties	3,248	3,454
Other	7,456	7,267
	$60,719	$60,644

Accrued expenses consist of the following at December 31, 2012 and December 31, 2011:

(amounts in thousands)	December 31, 2012	December 31, 2011
Insurance	$3,499	$3,229
Employee compensation and benefits	5,745	6,270
Sales and marketing	23,939	23,282
Product warranty	8,336	7,677
Accrued freight	890	498
Accrued interest	30,465	34,183
Accrued environmental liability	473	708
Accrued pension	1,141	2,577
Accrued sales returns and discounts	2,201	1,782
Accrued taxes	3,035	2,093
Other	14,194	8,582
	$93,918	$90,881
Other long-term liabilities consist of the following at December 31, 2012 and December 31, 2011:

(amounts in thousands)	December 31, 2012	December 31, 2011
Insurance	$1,593	$1,642
Pension liabilities	14,139	13,446
Multi-employer pension withdrawal liability	2,615	2,854
Product warranty	29,534	30,935
Long-term product claim liability	218	193
Long-term environmental liability	1,824	1,750
Liabilities for tax uncertainties	3,454	3,546
Other	7,267	3,362
	$60,644	$57,728

RESTRUCTURING (Tables)	12 Months Ended
Dec. 31, 2012
Restructuring and Related Activities [Abstract]
Schedule of restructuring and related costs
The Company recorded restructuring costs in selling, general and administrative expenses in the years and segments shown in the following table:

	For the year ended December 31,
(amounts in thousands)	2,012,000	2,011,000	2,010,000
Siding, Fencing and Stone	$—	—	$112
Windows and Doors	—	—	102
	$—	—	$214

INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Summary of components of earnings (loss) before provision (benefit) for income taxes
The following is a summary of the components of income (loss) before provision (benefit) for income taxes:

	For the year ended December 31,
(amounts in thousands)	2,012,000	2,011,000	2,010,000
Domestic	$(37,675)	$(86,538)	$23,927
Foreign	1,455	2,714	8,767
	$(36,220)	$(83,824)	$32,694

Summary of provision (benefit) for income taxes
The following is a summary of the provision (benefit) for income taxes included in the accompanying consolidated statement of operations:

	For the year ended December 31,
(amounts in thousands)	2,012,000	2,011,000	2,010,000
Federal:
Current	$—	$(6,617)	$83
Deferred	835	6,640	1,331
	835	23	1,414
State:
Current	$2,461	$654	$1,526
Deferred	(146)	(847)	(350)
	2,315	(193)	1,176
Foreign:
Current	$(653)	$353	$1,815
Deferred	338	500	622
	(315)	853	2,437
Total	$2,835	$683	$5,027

Reconciliation of federal statutory income tax rate to the effective tax rate
The table that follows reconciles the federal statutory income tax rate to the effective tax rate of approximately 7.8% for the year ended December 31, 2012, 0.8% for the year ended December 31, 2011, and 15.4% for the year ended December 31, 2010.

	For the year ended December 31,
(amounts in thousands)	2,012,000	2,011,000	2,010,000
Income tax provision (benefit) at the federal statutory rate	$(12,677)	$(29,338)	$11,443
Net change from statutory rate:
Valuation allowance	16,073	38,939	(28,692)
Federal impact of cancellation of debt income	—	—	17,667
State impact of cancellation of debt income	—	—	2,646
Federal net operating loss adjustment	—	—	2,581
State income tax benefit, net of federal income tax benefit	(919)	(1,936)	(766)
Taxes at non U.S. statutory rate	194	76	(153)
Additional provisions/reversals of uncertain tax positions	(92)	(6,287)	342
Canadian rate differential	(171)	(254)	(592)
Other, net	427	(517)	551
	$2,835	$683	$5,027

Deferred income tax assets and liabilities
The tax effect of temporary differences, which gave rise to significant portions of deferred income tax assets and liabilities as of December 31, 2012 and 2011 are as follows:

(amounts in thousands)	December 31, 2012	December 31, 2011
Deferred tax assets:
Accounts receivable	$1,291	$1,397
Insurance reserves	1,876	1,832
Warranty reserves	11,937	11,668
Pension accrual	6,628	6,413
Deferred compensation	2,028	683
Inventories	3,474	3,100
Federal, net operating loss carry-forwards	80,268	76,789
State net operating loss carry-forwards	11,875	11,380
Interest	4,573	4,636
Other assets, net	5,780	5,172
Valuation allowance	(66,279)	(49,780)
Total deferred tax assets	63,451	73,290
Deferred tax liabilities:
Pension accrual	(514)	—
Property and equipment, net	(14,260)	(17,517)
Intangible assets, net	(32,276)	(39,912)
Deferred financing	(16,709)	(14,995)
Other liabilities, net	(1,588)	(1,935)
Total deferred tax liabilities	(65,347)	(74,359)
Net deferred tax liability	$(1,896)	$(1,069)

Rollforward of gross tax contingencies
The following is a rollforward of gross tax contingencies from January 1, 2011 through December 31, 2012.

Balance at January 1, 2011	$18,704
Additions based on tax positions related to current year	274
Additions for tax positions of prior years	—
Reductions for tax positions of prior years	—
Settlement or lapse of applicable statutes	(6,268)

Unrecognized tax benefits balance at December 31, 2011	12,710
Additions based on tax positions related to current year	604
Additions for tax positions of prior years	1,033
Reductions for tax positions of prior years	(545)
Settlement or lapse of applicable statutes	(891)

Unrecognized tax benefits balance at December 31, 2012	$12,911

STOCK-BASED COMPENSATION (Tables)	3 Months Ended	12 Months Ended
	Mar. 30, 2013	Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Fair value of options
The fair value of each option is estimated on the date of grant using the Black-Scholes option pricing method. The assumptions used in the model are outlined in the following table:

	December 31, 2012	December 31, 2011	December 31, 2010
Weighted average fair value of options granted	$40.11	$35.07	$24.69
Weighted average assumptions used:
Expected volatility	46%	46%	30%
Expected term (in years)	5	3.65	5
Risk-free interest rate	0.64%	0.91%	2.42%
Expected dividend yield	—	—	—

Rollforward of stock options outstanding
A rollforward of stock options outstanding during the three months ended March 30, 2013 is presented below:

	Stock options	Weighted- average exercise price	Weighted- average remaining contractual term (years)
Balance at January 1, 2013	524,344	$70.16	5.95
Granted	—	—	0
Forfeited or expired	(1,500)		0
Balance at March 30, 2013	522,844	$70.33	5.70

A summary of changes in stock options outstanding during the year ended December 31, 2012 is presented below:

	Stock options	Weighted- average exercise price	Weighted- average remaining contractual term (years)
Balance at January 1, 2012	502,844	$68.57	6.75
Granted	26,000	$100.00	—
Forfeited or expired	(4,500)		—
Balance at December 31, 2012	524,344	$70.16	5.95

Rollforward of common stock
A rollforward of Ply Gem Prime’s common stock during the three months ended March 30, 2013 is as follows:

Common stock shares owned by management

Balance at January 1, 2013	454,672
Shares issued	—
Shares repurchased	—

Balance at March 30, 2013	454,672

On September 29, 2006 the Company amended the put right section of its Stockholders’ Agreement to require that Stockholders must have held vested shares for a minimum of six-months from the last day of the quarter during which such shares vested in order to receive the put right price formula for vested shares to ensure that stockholders are exposed to the risks and rewards of true equity ownership. As a result, the Company modified its accounting treatment, and as of September 29, 2006, treated these as equity classified awards. On September 29, 2006, the repurchase price under the put right formula was less than $0. As such, no compensation cost will be recognized for these shares.

Common stock shares owned by management

Balance at January 1, 2012	452,872
Shares issued	1,800
Shares repurchased	—

Balance at December 31, 2012	454,672

SEGMENT INFORMATION (Tables)	3 Months Ended	12 Months Ended
	Mar. 30, 2013	Dec. 31, 2012
Segment Reporting [Abstract]
Summary of the Company's segment information
Following is a summary of the Company’s segment information:

	For the three months ended
(amounts in thousands)	March 30, 2013	March 31, 2012
Net sales
Siding, Fencing and Stone	$137,725	$142,787
Windows and Doors	119,372	96,389
	$257,097	$239,176
Operating earnings (loss)
Siding, Fencing and Stone	$17,114	$15,949
Windows and Doors	(12,096)	(10,396)
Unallocated	(5,590)	(4,350)
	$(572)	$1,203

	Total assets as of
	March 30, 2013	December 31, 2012
Total assets
Siding, Fencing and Stone	$586,339	$558,501
Windows and Doors	277,836	271,650
Unallocated	41,941	51,699
	$906,116	$881,850

Following is a summary of the Company’s segment information:

	For the year ended December 31,
(amounts in thousands)	2,012,000	2,011,000	2,010,000
Net sales
Siding, Fencing and Stone	$658,045	$639,290	$604,406
Windows and Doors	463,256	395,567	391,500
	$1,121,301	$1,034,857	$995,906
Operating earnings (loss)
Siding, Fencing and Stone	$110,456	$90,849	$92,612
Windows and Doors	(20,565)	(31,134)	(19,410)
Unallocated	(19,871)	(14,784)	(16,372)
	$70,020	$44,931	$56,830
Interest expense, net
Siding, Fencing and Stone	$(47)	$(83)	$(121)
Windows and Doors	(18)	(13)	90
Unallocated	103,107	101,480	122,864
	$103,042	$101,384	$122,833
Depreciation and amortization
Siding, Fencing and Stone	$22,616	$23,634	$27,614
Windows and Doors	29,490	30,217	32,936
Unallocated	171	169	168
	$52,277	$54,020	$60,718
Income tax expense
Unallocated	$2,835	$683	$5,027
Capital expenditures
Siding, Fencing and Stone	$11,219	$6,776	$5,928
Windows and Doors	12,617	4,651	5,177
Unallocated	810	63	—
	$24,646	$11,490	$11,105
	As of December 31,
	2,012,000	2,011,000
Total assets
Siding, Fencing and Stone	$558,501	$579,195
Windows and Doors	271,650	273,909
Unallocated	51,699	39,808
	$881,850	$892,912

QUARTERLY RESULTS OF OPERATIONS (UNAUDITED) (Tables)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Quarterly results of operations
The following is a summary of the quarterly results of operations.

	Quarter ended December 31,	Quarter ended September 29,		Quarter ended June 30,	Quarter ended March 31,
(amounts in thousands (except per share data))	2,012,000	2,012,000		2,012,000	2,012,000
Net sales	$268,643	$306,193		$307,289	$239,176
Gross profit	57,218	70,693		73,373	42,915
Net income (loss)	(15,007)	(3,673)	)(1)	5,267	(25,642)
Basic and diluted net income (loss) attributable to common stockholders per common share	$(150,070)	$(36,730))		$52,670	$(256,420)
Weighted average common shares outstanding	100	100		100	100

	Quarter ended December 31,	Quarter ended October 1,	Quarter ended July 2,	Quarter ended April 2,
(amounts in thousands (except per share data))	2,011,000	2,011,000	2,011,000	2,011,000
Net sales	$242,370	$297,889	$294,491	$200,107
Gross profit	49,899	65,822	67,029	27,782
Net income (loss)	(15,220)	(458)	2,063	(70,892)	)(2)
Basic and diluted net income (loss) attributable to common stockholders per common share	$(152,200)	$(4,580)	$20,630	$(708,920))
Weighted average common shares outstanding	100	100	100	100

(1)
The net loss for the quarter ended September 29, 2012 includes an approximate $3.6 million loss on modification or extinguishment of debt. See Note 4 for description of loss on debt modification and extinguishment.

(2)
The net loss for the quarter ended April 2, 2011 includes an approximate $27.9 million loss on modification or extinguishment of debt. See Note 4 for description of loss on debt modification and extinguishment.

GUARANTOR/NON-GUARANTOR FINANCIAL INFORMATION (Tables)	3 Months Ended	12 Months Ended
	Mar. 30, 2013	Dec. 31, 2012
GUARANTOR / NON GUARANTOR FINANCIAL INFORMATION [Abstract]
CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS
Ply Gem Holdings, Inc. and subsidiaries
Condensed consolidating statements of operations and comprehensive loss
For the three months ended March 30, 2013

(amounts in thousands)	Guarantor Ply Gem Holdings, Inc.	Issuer Ply Gem Industries, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiary	Consolidating adjustments	Consolidated
Net sales	$—	$—	$242,683	$14,414	$—	$257,097
Cost of products sold	—	—	203,890	11,361	—	215,251
Gross profit	—	—	38,793	3,053	—	41,846
Operating expenses:
Selling, general and administrative expenses	—	5,590	28,727	3,899	—	38,216
Intercompany administrative charges	—	—	5,969	2,069	(8,038)	—
Amortization of intangible assets	—	—	4,202	—	—	4,202
Total operating expenses	—	5,590	38,898	5,968	(8,038)	42,418
Operating loss	—	(5,590)	(105)	(2,915)	8,038	(572)
Foreign currency loss	—	—	—	(33)	—	(33)
Intercompany interest	—	21,075	(21,075)	—	—	—
Interest expense	—	(23,657)	(11)	—	—	(23,668)
Interest income	—	1	3	11	—	15
Intercompany administrative income	—	8,038	—	—	(8,038)	—
Loss before equity in subsidiaries’ loss	—	(133)	(21,188)	(2,937)	—	(24,258)
Equity in subsidiaries’ income (loss)	(28,107)	(27,974)	—	—	56,081	—
Loss before provision (benefit) for income taxes	(28,107)	(28,107)	(21,188)	(2,937)	56,081	(24,258)
Provision (benefit) for income taxes	—	—	4,644	(795)	—	3,849
Net income (loss)	$(28,107)	$(28,107)	$(25,832)	$(2,142)	$56,081	$(28,107)
Other comprehensive income (loss):
Foreign currency translation adjustments	—	—	—	(768)	—	(768)
Total comprehensive loss	$(28,107)	$(28,107)	$(25,832)	$(2,910)	$56,081	$(28,875)
Ply Gem Holdings, Inc. and subsidiaries
Condensed consolidating statements of operations and comprehensive loss
For the three months ended March 31, 2012

(amounts in thousands)	Guarantor Ply Gem Holdings, Inc.	Issuer Ply Gem Industries, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiary	Consolidating adjustments	Consolidated
Net sales	$—	$—	$224,652	$14,524	$—	$239,176
Cost of products sold	—	—	185,067	11,194	—	196,261
Gross profit	—	—	39,585	3,330	—	42,915
Operating expenses:
Selling, general and administrative expenses	—	4,290	26,936	3,767	—	34,993
Intercompany administrative charges	—	—	3,034	527	(3,561)	—
Amortization of intangible assets	—	60	6,659	—	—	6,719
Total operating expenses	—	4,350	36,629	4,294	(3,561)	41,712
Operating earnings (loss)	—	(4,350)	2,956	(964)	3,561	1,203
Foreign currency gain	—	—	—	68	—	68
Intercompany interest	—	25,682	(25,682)	—	—	—
Interest expense	—	(25,055)	—	(1)	—	(25,056)
Interest income	—	1	10	4	—	15
Intercompany administrative income	—	3,561	—	—	(3,561)	—
Loss before equity in subsidiaries’ loss	—	(161)	(22,716)	(893)	—	(23,770)
Equity in subsidiaries’ income (loss)	(25,642)	(25,481)	—	—	51,123	—
Loss before provision (benefit) for income taxes	(25,642)	(25,642)	(22,716)	(893)	51,123	(23,770)
Provision (benefit) for income taxes	—	—	2,105	(233)	—	1,872
Net loss	$(25,642)	$(25,642)	$(24,821)	$(660)	$51,123	$(25,642)
Other comprehensive income (loss):
Foreign currency translation adjustments	—	—	—	663	—	663
Total comprehensive income (loss)	$(25,642)	$(25,642)	$(24,821)	$3	$51,123	$(24,979)

Ply Gem Holdings, Inc. and subsidiaries
Condensed consolidating statements of operations
For the year ended December 31, 2012

(amounts in thousands)	Guarantor Ply Gem Holdings, Inc.	Issuer Ply Gem Industries, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiary	Consolidating adjustments	Consolidated
Net sales	$—	$—	$1,051,312	$69,989	$—	$1,121,301
Cost of products sold	—	—	826,496	50,606	—	877,102
Gross profit	—	—	224,816	19,383	—	244,199
Operating expenses:
Selling, general and administrative expenses	—	19,871	112,073	15,298	—	147,242
Intercompany administrative charges	—	—	15,202	3,057	(18,259)	—
Amortization of intangible assets	—	—	26,937	—	—	26,937
Total operating expenses	—	19,871	154,212	18,355	(18,259)	174,179
Operating earnings (loss)	—	(19,871)	70,604	1,028	18,259	70,020
Foreign currency gain	—	—	—	409	—	409
Intercompany interest	—	102,729	(102,729)	—	—	—
Interest expense	—	(103,112)	(18)	(3)	—	(103,133)
Interest income	—	5	65	21	—	91
Loss on modification or extinguishment of debt	—	(3,607)	—	—	—	(3,607)
Intercompany administrative income	—	18,259	—	—	(18,259)	—
Income (loss) before equity in subsidiaries’ income (loss)	—	(5,597)	(32,078)	1,455	—	(36,220)
Equity in subsidiaries’ income (loss)	(39,055)	(33,458)	—	—	72,513	—
Income (loss) before provision (benefit) for income taxes	(39,055)	(39,055)	(32,078)	1,455	72,513	(36,220)
Provision (benefit) for income taxes	—	—	3,150	(315)	—	2,835
Net income (loss)	$(39,055)	$(39,055)	$(35,228)	$1,770	$72,513	$(39,055)
Other comprehensive income (loss):
Foreign currency translation adjustments	—	—	—	835	—	835
Minimum pension liability for actuarial loss	—	(673)	(430)	—	—	(1,103)
Total comprehensive income (loss)	$(39,055)	$(39,728)	$(35,658)	$2,605	$72,513	$(39,323)
Ply Gem Holdings, Inc. and subsidiaries
Condensed consolidating statements of operations
For the year ended December 31, 2011

(amounts in thousands)	Guarantor Ply Gem Holdings, Inc.	Issuer Ply Gem Industries, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiary	Consolidating adjustments	Consolidated
Net sales	$—	$—	$967,694	$67,163	$—	$1,034,857
Cost of products sold	—	—	777,256	47,069	—	824,325
Gross profit	—	—	190,438	20,094	—	210,532
Operating expenses:
Selling, general and administrative expenses	—	14,748	109,061	15,103	—	138,912
Intercompany administrative charges	—	—	13,287	2,783	(16,070)	—
Amortization of intangible assets	—	36	26,653	—	—	26,689
Total operating expenses	—	14,784	149,001	17,886	(16,070)	165,601
Operating earnings (loss)	—	(14,784)	41,437	2,208	16,070	44,931
Foreign currency gain	—	—	—	492	—	492
Intercompany interest	—	102,729	(102,729)	—	—	—
Interest expense	—	(101,486)	(1)	(1)	—	(101,488)
Interest income	—	6	83	15	—	104
Loss on modification or extinguishment of debt	—	(27,863)	—	—	—	(27,863)
Intercompany administrative income	—	16,070	—	—	(16,070)	—
Income (loss) before equity in subsidiaries’ income (loss)	—	(25,328)	(61,210)	2,714	—	(83,824)
Equity in subsidiaries’ income (loss)	(84,507)	(59,179)	—	—	143,686	—
Income (loss) before provision (benefit) for income taxes	(84,507)	(84,507)	(61,210)	2,714	143,686	(83,824)
Provision (benefit) for income taxes	—	—	(170)	853	—	683
Net income (loss)	$(84,507)	$(84,507)	$(61,040)	$1,861	$143,686	$(84,507)
Other comprehensive income (loss):
Foreign currency translation adjustments	—	—	—	(691)	—	(691)
Minimum pension liability for actuarial loss	—	(3,091)	(3,509)	—	—	(6,600)
Total comprehensive income (loss)	$(84,507)	$(87,598)	$(64,549)	$1,170	$143,686	$(91,798)
Ply Gem Holdings, Inc. and subsidiaries
Condensed consolidating statements of operations
For the year ended December 31, 2010

(amounts in thousands)	Guarantor Ply Gem Holdings, Inc.	Issuer Ply Gem Industries, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiary	Consolidating adjustments	Consolidated
Net sales	$—	$—	$922,240	$73,666	$—	$995,906
Cost of products sold	—	—	730,896	49,050	—	779,946
Gross profit	—	—	191,344	24,616	—	215,960
Operating expenses:
Selling, general and administrative expenses	—	14,765	101,767	13,928	—	130,460
Intercompany administrative charges	—	—	12,143	1,639	(13,782)	—
Amortization of intangible assets	—	36	27,063	—	—	27,099
Write-off of previously capitalized offering costs	—	1,571	—	—	—	1,571
Total operating expenses	—	16,372	140,973	15,567	(13,782)	159,130
Operating earnings (loss)	—	(16,372)	50,371	9,049	13,782	56,830
Foreign currency gain	—	—	—	510	—	510
Intercompany interest	—	106,899	(106,086)	(813)	—	—
Interest expense	—	(122,881)	(111)	—	—	(122,992)
Interest income	—	17	121	21	—	159
Gain on extinguishment of debt	—	98,187	—	—	—	98,187
Intercompany administrative income	—	13,782	—	—	(13,782)	—
Income (loss) before equity in subsidiaries’ income (loss)	—	79,632	(55,705)	8,767	—	32,694
Equity in subsidiaries’ income (loss)	27,667	(52,648)	—	—	24,981	—
Income (loss) before provision (benefit) for income taxes	27,667	26,984	(55,705)	8,767	24,981	32,694
Provision (benefit) for income taxes	—	(683)	3,273	2,437	—	5,027
Net income (loss)	$27,667	$27,667	$(58,978)	$6,330	$24,981	$27,667
Other comprehensive income (loss):
Foreign currency translation adjustments	—	—	—	1,639	—	1,639
Minimum pension liability for actuarial gain	—	(292)	(448)	—	—	(740)
Total comprehensive income (loss)	$27,667	$27,375	$(59,426)	$7,969	$24,981	$28,566

CONDENSED CONSOLIDATING BALANCE SHEET
Ply Gem Holdings, Inc. and subsidiaries
Condensed consolidating balance sheet
As of March 30, 2013

(amounts in thousands)	Guarantor Ply Gem Holdings, Inc.	Issuer Ply Gem Industries, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiary	Consolidating adjustments	Consolidated
ASSETS
Current Assets:
Cash and cash equivalents	$—	$13,441	$(6,185)	$3,906	$—	$11,162
Accounts receivable, net	—	—	128,107	8,446	—	136,553
Inventories:
Raw materials	—	—	46,542	5,084	—	51,626
Work in process	—	—	24,535	670	—	25,205
Finished goods	—	—	42,769	3,110	—	45,879
Total inventory	—	—	113,846	8,864	—	122,710
Prepaid expenses and other current assets	—	881	12,760	2,420	—	16,061
Deferred income taxes	—	—	5,166	58	—	5,224
Total current assets	—	14,322	253,694	23,694	—	291,710
Investments in subsidiaries	(343,361)	(195,017)	—	—	538,378	—
Property and Equipment, at cost:
Land	—	—	3,565	172	—	3,737
Buildings and improvements	—	—	36,838	1,584	—	38,422
Machinery and equipment	—	2,498	287,492	9,252	—	299,242
	—	2,498	327,895	11,008	—	341,401
Less accumulated depreciation	—	(995)	(233,601)	(6,454)	—	(241,050)
Total property and equipment, net	—	1,503	94,294	4,554	—	100,351
Other Assets:
Intangible assets, net	—	—	90,153	—	—	90,153
Goodwill	—	—	383,042	9,182	—	392,224
Deferred income taxes	—	—	—	2,871	—	2,871
Intercompany note receivable	—	856,739	—	—	(856,739)	—
Other	—	26,116	2,691	—	—	28,807
Total other assets	—	882,855	475,886	12,053	(856,739)	514,055
	$(343,361)	$703,663	$823,874	$40,301	$(318,361)	$906,116
LIABILITIES AND STOCKHOLDER’S EQUITY (DEFICIT)
Current Liabilities:
Accounts payable	$—	$344	$75,052	$4,186	$—	$79,582
Accrued expenses	—	20,425	56,413	3,080	—	79,918
Total current liabilities	—	20,769	131,465	7,266	—	159,500
Deferred income taxes	—	—	13,002	—	—	13,002
Intercompany note payable	—	—	856,739	—	(856,739)	—
Other long-term liabilities	—	9,999	49,823	897	—	60,719
Long-term debt	—	1,016,256	—	—	—	1,016,256
Commitments and contingencies
Stockholder’s Equity (Deficit):
Preferred stock	—	—	—	—	—	—
Common stock	—	—	—	—	—	—
Additional paid-in-capital	311,490	311,490	453,289	5,763	(770,542)	311,490
(Accumulated deficit) retained earnings	(647,747)	(647,747)	(680,444)	21,258	1,306,933	(647,747)
Accumulated other comprehensive income (loss)	(7,104)	(7,104)	—	5,117	1,987	(7,104)
Total stockholder’s (deficit) equity	(343,361)	(343,361)	(227,155)	32,138	538,378	(343,361)
	$(343,361)	$703,663	$823,874	$40,301	$(318,361)	$906,116
Ply Gem Holdings, Inc. and subsidiaries
Condensed consolidating balance sheet
As of December 31, 2012

(amounts in thousands)	Guarantor Ply Gem Holdings, Inc.	Issuer Ply Gem Industries, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiary	Consolidating adjustments	Consolidated
ASSETS
Current Assets:
Cash and cash equivalents	$—	$23,332	$(4,307)	$8,169	$—	$27,194
Accounts receivable, net	—	—	107,961	7,091	—	115,052
Inventories:
Raw materials	—	—	35,074	4,878	—	39,952
Work in process	—	—	20,220	711	—	20,931
Finished goods	—	—	35,927	3,482	—	39,409
Total inventory	—	—	91,221	9,071	—	100,292
Prepaid expenses and other current assets	—	12	13,844	1,528	—	15,384
Deferred income taxes	—	—	5,161	11	—	5,172
Total current assets	—	23,344	213,880	25,870	—	263,094
Investments in subsidiaries	(314,942)	(212,065)	—	—	527,007	—
Property and Equipment, at cost:
Land	—	—	3,565	172	—	3,737
Buildings and improvements	—	—	36,320	1,621	—	37,941
Machinery and equipment	—	2,145	281,885	9,245	—	293,275
	—	2,145	321,770	11,038	—	334,953
Less accumulated depreciation	—	(932)	(228,596)	(6,320)	—	(235,848)
Total property and equipment, net	—	1,213	93,174	4,718	—	99,105
Other Assets:
Intangible assets, net	—	—	94,356	—	—	94,356
Goodwill	—	—	383,042	9,413	—	392,455
Deferred income taxes	—	—	—	2,981	—	2,981
Intercompany note receivable	—	856,739	—	—	(856,739)	—
Other	—	27,142	2,717	—	—	29,859
Total other assets	—	883,881	480,115	12,394	(856,739)	519,651
	$(314,942)	$696,373	$787,169	$42,982	$(329,732)	$881,850
LIABILITIES AND STOCKHOLDER’S EQUITY (DEFICIT)
Current Liabilities:
Accounts payable	$—	$254	$63,110	$4,433	$—	$67,797
Accrued expenses	—	32,744	58,547	2,627	—	93,918
Total current liabilities	—	32,998	121,657	7,060	—	161,715
Deferred income taxes	—	—	10,049	—	—	10,049
Intercompany note payable	—	—	856,739	—	(856,739)	—
Other long-term liabilities	—	13,933	45,811	900	—	60,644
Long-term debt	—	964,384	—	—	—	964,384
Commitments and contingencies
Stockholder’s Equity (Deficit):
Preferred stock	—	—	—	—	—	—
Common stock	—	—	—	—	—	—
Additional paid-in-capital	311,034	311,034	407,525	5,737	(724,296)	311,034
(Accumulated deficit) retained earnings	(619,640)	(619,640)	(654,612)	23,400	1,250,852	(619,640)
Accumulated other comprehensive income (loss)	(6,336)	(6,336)	—	5,885	451	(6,336)
Total stockholder’s (deficit) equity	(314,942)	(314,942)	(247,087)	35,022	527,007	(314,942)
	$(314,942)	$696,373	$787,169	$42,982	$(329,732)	$881,850

Ply Gem Holdings, Inc. and subsidiaries
Condensed consolidating balance sheet
As of December 31, 2012

(amounts in thousands)	Guarantor Ply Gem Holdings, Inc.	Issuer Ply Gem Industries, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiary	Consolidating adjustments	Consolidated
ASSETS
Current Assets:
Cash and cash equivalents	$—	$23,332	$(4,307)	$8,169	$—	$27,194
Accounts receivable, net	—	—	107,961	7,091	—	115,052
Inventories:
Raw materials	—	—	35,074	4,878	—	39,952
Work in process	—	—	20,220	711	—	20,931
Finished goods	—	—	35,927	3,482	—	39,409
Total inventory	—	—	91,221	9,071	—	100,292
Prepaid expenses and other current assets	—	12	13,844	1,528	—	15,384
Deferred income taxes	—	—	5,161	11	—	5,172
Total current assets	—	23,344	213,880	25,870	—	263,094
Investments in subsidiaries	(314,942)	(212,065)	—	—	527,007	—
Property and Equipment, at cost:
Land	—	—	3,565	172	—	3,737
Buildings and improvements	—	—	36,320	1,621	—	37,941
Machinery and equipment	—	2,145	281,885	9,245	—	293,275
	—	2,145	321,770	11,038	—	334,953
Less accumulated depreciation	—	(932)	(228,596)	(6,320)	—	(235,848)
Total property and equipment, net	—	1,213	93,174	4,718	—	99,105
Other Assets:
Intangible assets, net	—	—	94,356	—	—	94,356
Goodwill	—	—	383,042	9,413	—	392,455
Deferred income taxes	—	—	—	2,981	—	2,981
Intercompany note receivable	—	856,739	—	—	(856,739)	—
Other	—	27,142	2,717	—	—	29,859
Total other assets	—	883,881	480,115	12,394	(856,739)	519,651
	$(314,942)	$696,373	$787,169	$42,982	$(329,732)	$881,850
LIABILITIES AND STOCKHOLDER’S (DEFICIT) EQUITY
Current Liabilities:
Accounts payable	$—	$254	$63,110	$4,433	$—	$67,797
Accrued expenses	—	32,744	58,547	2,627	—	93,918
Total current liabilities	—	32,998	121,657	7,060	—	161,715
Deferred income taxes	—	—	10,049	—	—	10,049
Intercompany note payable	—	—	856,739	—	(856,739)	—
Other long-term liabilities	—	13,933	45,811	900	—	60,644
Long-term debt	—	964,384	—	—	—	964,384
Commitments and contingencies
Stockholder’s Equity (Deficit):
Preferred stock	—	—	—	—	—	—
Common stock	—	—	—	—	—	—
Additional paid-in-capital	311,034	311,034	407,525	5,737	(724,296)	311,034
(Accumulated deficit) retained earnings	(619,640)	(619,640)	(654,612)	23,400	1,250,852	(619,640)
Accumulated other comprehensive income (loss)	(6,336)	(6,336)	—	5,885	451	(6,336)
Total stockholder’s (deficit) equity	(314,942)	(314,942)	(247,087)	35,022	527,007	(314,942)
	$(314,942)	$696,373	$787,169	$42,982	$(329,732)	$881,850
Ply Gem Holdings, Inc. and subsidiaries
Condensed consolidating balance sheet
As of December 31, 2011

(amounts in thousands)	Guarantor Ply Gem Holdings, Inc.	Issuer Ply Gem Industries, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiary	Consolidating adjustments	Consolidated
ASSETS
Current Assets:
Cash and cash equivalents	$—	$8,578	$(3,408)	$6,530	$—	$11,700
Accounts receivable, net	—	—	102,052	7,463	—	109,515
Inventories:
Raw materials	—	—	37,024	4,885	—	41,909
Work in process	—	—	23,619	667	—	24,286
Finished goods	—	—	36,282	2,328	—	38,610
Total inventory	—	—	96,925	7,880	—	104,805
Prepaid expenses and other current assets	—	422	9,893	2,957	—	13,272
Deferred income taxes	—	—	5,666	9	—	5,675
Total current assets	—	9,000	211,128	24,839	—	244,967
Investments in subsidiaries	(277,322)	(164,863)	—	—	442,185	—
Property and Equipment, at cost:
Land	—	—	3,565	172	—	3,737
Buildings and improvements	—	—	35,280	1,308	—	36,588
Machinery and equipment	—	1,335	262,349	8,436	—	272,120
	—	1,335	301,194	9,916	—	312,445
Less accumulated depreciation	—	(762)	(206,585)	(5,253)	—	(212,600)
Total property and equipment, net	—	573	94,609	4,663	—	99,845
Other Assets:
Intangible assets, net	—	—	121,148	—	—	121,148
Goodwill	—	—	382,165	9,302	—	391,467
Deferred income taxes	—	—	—	3,121	—	3,121
Intercompany note receivable	—	856,739	—	—	(856,739)	—
Other	—	30,235	2,129	—	—	32,364
Total other assets	—	886,974	505,442	12,423	(856,739)	548,100
	$(277,322)	$731,684	$811,179	$41,925	$(414,554)	$892,912
LIABILITIES AND STOCKHOLDER’S (DEFICIT) EQUITY
Current Liabilities:
Accounts payable	$—	$720	$44,652	$4,718	$—	$50,090
Accrued expenses	—	36,987	50,790	3,104	—	90,881
Total current liabilities	—	37,707	95,442	7,822	—	140,971
Deferred income taxes	—	—	9,865	—	—	9,865
Intercompany note payable	—	—	856,739	—	(856,739)	—
Other long-term liabilities	—	9,629	47,240	859	—	57,728
Long-term debt	—	961,670	—	—	—	961,670
Commitments and contingencies
Stockholder’s Equity (Deficit):
Preferred stock	—	—	—	—	—	—
Common stock	—	—	—	—	—	—
Additional paid-in-capital	309,331	309,331	421,277	6,562	(737,170)	309,331
(Accumulated deficit) retained earnings	(580,585)	(580,585)	(619,384)	21,630	1,178,339	(580,585)
Accumulated other comprehensive income (loss)	(6,068)	(6,068)	—	5,052	1,016	(6,068)
Total stockholder’s (deficit) equity	(277,322)	(277,322)	(198,107)	33,244	442,185	(277,322)
	$(277,322)	$731,684	$811,179	$41,925	$(414,554)	$892,912

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS
Ply Gem Holdings, Inc. and subsidiaries
Condensed consolidating statement of cash flows
For the three months ended March 30, 2013

(amounts in thousands)	Guarantor Ply Gem Holdings, Inc.	Issuer Ply Gem Industries, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiary	Consolidating adjustments	Consolidated
Cash flows from operating activities:
Net loss	$(28,107)	$(28,107)	$(25,832)	$(2,142)	$56,081	$(28,107)
Adjustments to reconcile net loss to cash used in operating activities:
Depreciation and amortization expense	—	63	9,283	369	—	9,715
Non-cash interest expense, net	—	2,833	—	—	—	2,833
Loss on foreign currency transactions	—	—	—	33	—	33
Stock based compensation	—	456	—	—	—	456
Deferred income taxes	—	—	2,948	100	—	3,048
Reduction in tax uncertainty, net of valuation allowance	—	—	(206)	—	—	(206)
Equity in subsidiaries’ net loss	28,107	27,974	—	—	(56,081)	—
Other	—	—	(8)	—	—	(8)
Changes in operating assets and liabilities:
Accounts receivable, net	—	—	(20,146)	(1,183)	—	(21,329)
Inventories	—	—	(22,625)	396	—	(22,229)
Prepaid expenses and other current assets	—	(743)	1,117	(885)	—	(511)
Accounts payable	—	90	11,845	(238)	—	11,697
Accrued expenses	—	(16,253)	2,728	290	—	(13,235)
Cash payments on restructuring liabilities	—	—	(539)	—	—	(539)
Other	—	—	(34)	(998)	—	(1,032)
Net cash used in operating activities	—	(13,687)	(41,469)	(4,258)	—	(59,414)
Cash flows from investing activities:
Capital expenditures	—	(352)	(6,210)	(103)	—	(6,665)
Proceeds from sale of assets	—	—	11	—	—	11
Net cash used in investing activities	—	(352)	(6,199)	(103)	—	(6,654)
Cash flows from financing activities:
Net revolver payments	—	50,000	—	—	—	50,000
Proceeds from intercompany investment	—	(45,790)	45,790	—	—	—
Debt issuance costs paid	—	(62)	—	—	—	(62)
Net cash provided by financing activities	—	4,148	45,790	—	—	49,938
Impact of exchange rate movement on cash	—	—	—	98	—	98
Net decrease in cash and cash equivalents	—	(9,891)	(1,878)	(4,263)	—	(16,032)
Cash and cash equivalents at the beginning of the period	—	23,332	(4,307)	8,169	—	27,194
Cash and cash equivalents at the end of the period	$—	$13,441	$(6,185)	$3,906	$—	$11,162
Ply Gem Holdings, Inc. and subsidiaries
Condensed consolidating statement of cash flows
For the three months ended March 31, 2012

(amounts in thousands)	Guarantor Ply Gem Holdings, Inc.	Issuer Ply Gem Industries, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiary	Consolidating adjustments	Consolidated
Cash flows from operating activities:
Net loss	$(25,642)	$(25,642)	$(24,821)	$(660)	$51,123	$(25,642)
Adjustments to reconcile net loss to cash used in operating activities:
Depreciation and amortization expense	—	42	13,032	243	—	13,317
Non-cash interest expense, net	—	2,905	—	—	—	2,905
Gain on foreign currency transactions	—	—	—	(68)	—	(68)
Stock based compensation	—	376	—	—	—	376
Deferred income taxes	—	—	835	(29)	—	806
Reduction in tax uncertainty, net of valuation allowance	—	—	837	25	—	862
Equity in subsidiaries’ net loss	25,642	25,481	—	—	(51,123)	—
Other	—	—	2	(3)	—	(1)
Changes in operating assets and liabilities:
Accounts receivable, net	—	—	(22,689)	(17)	—	(22,706)
Inventories	—	—	(9,993)	259	—	(9,734)
Prepaid expenses and other current assets	—	(623)	2,013	(2,755)	—	(1,365)
Accounts payable	—	(300)	26,023	(1,762)	—	23,961
Accrued expenses	—	(15,657)	(4,287)	622	—	(19,322)
Other	—	—	3	93	—	96
Net cash used in operating activities	—	(13,418)	(19,045)	(4,052)	—	(36,515)
Cash flows from investing activities:
Capital expenditures	—	(296)	(2,869)	(185)	—	(3,350)
Proceeds from sale of assets	—	—	121	—	—	121
Net cash used in investing activities	—	(296)	(2,748)	(185)	—	(3,229)
Cash flows from financing activities:
Proceeds from long-term debt	—	34,000	—	—	—	34,000
Net revolver borrowings	—	15,000	—	—	—	15,000
Proceeds from intercompany investment	—	(25,221)	25,221	—	—	—
Debt issuance costs paid	—	(866)	—	—	—	(866)
Net cash provided by financing activities	—	22,913	25,221	—	—	48,134
Impact of exchange rate movement on cash	—	—	—	107	—	107
Net increase (decrease) in cash and cash equivalents	—	9,199	3,428	(4,130)	—	8,497
Cash and cash equivalents at the beginning of the period	—	8,578	(3,408)	6,530	—	11,700
Cash and cash equivalents at the end of the period	$—	$17,777	$20	$2,400	$—	$20,197

Ply Gem Holdings, Inc. and subsidiaries
Condensed consolidating statement of cash flows
For the year ended December 31, 2012

(amounts in thousands)	Guarantor Ply Gem Holdings, Inc.	Issuer Ply Gem Industries, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiary	Consolidating adjustments	Consolidated
Cash flows from operating activities:
Net income (loss)	$(39,055)	$(39,055)	$(35,228)	$1,770	$72,513	$(39,055)
Adjustments to reconcile net income (loss) to cash provided by operating activities:
Depreciation and amortization expense	—	171	51,095	1,011	—	52,277
Non-cash interest expense, net	—	11,428	—	—	—	11,428
Gain on foreign currency transactions	—	—	—	(409)	—	(409)
Loss on modification or extinguishment of debt	—	3,607	—	—	—	3,607
Stock based compensation	—	1,703	—	—		1,703
Deferred income taxes	—	—	844	183	—	1,027
Reduction in tax uncertainty, net of valuation allowance	—	—	(92)	—	—	(92)
Equity in subsidiaries’ net loss	39,055	33,458	—	—	(72,513)	—
Other	—	—	(37)	—	—	(37)
Changes in operating assets and liabilities:
Accounts receivable, net	—	—	(5,909)	532	—	(5,377)
Inventories	—	—	5,704	(1,008)	—	4,696
Prepaid expenses and other current assets	—	616	(4,586)	1,436	—	(2,534)
Accounts payable	—	(466)	19,195	(1,123)	—	17,606
Accrued expenses	—	(562)	5,794	(640)	—	4,592
Cash payments on restructuring liabilities	—	—	(1,177)	—	—	(1,177)
Other	—	—	(240)	689	—	449
Net cash provided by operating activities	—	10,900	35,363	2,441	—	48,704
Cash flows from investing activities:
Capital expenditures	—	(810)	(22,969)	(867)	—	(24,646)
Proceeds from sale of assets	—	—	284	(91)	—	193
Acquisitions, net of cash acquired	—	—	(100)	—	—	(100)
Net cash used in investing activities	—	(810)	(22,785)	(958)	—	(24,553)
Cash flows from financing activities:
Proceeds from long-term debt	—	102,991	—	—	—	102,991
Payments on long-term debt	—	(58,991)	—	—	—	(58,991)
Net revolver payments	—	(40,000)	—	—	—	(40,000)
Proceeds from intercompany investment	—	13,477	(13,477)	—	—	—
Payment of early tender premium	—	(9,844)	—	—	—	(9,844)
Equity repurchases	—	—	—	—	—	—
Debt issuance costs paid	—	(2,969)	—	—	—	(2,969)
Net cash provided by (used in) financing activities	—	4,664	(13,477)	—	—	(8,813)
Impact of exchange rate movement on cash	—	—	—	156	—	156
Net increase (decrease) in cash and cash equivalents	—	14,754	(899)	1,639	—	15,494
Cash and cash equivalents at the beginning of the period	—	8,578	(3,408)	6,530	—	11,700
Cash and cash equivalents at the end of the period	$—	$23,332	$(4,307)	$8,169	$—	$27,194
Ply Gem Holdings, Inc. and subsidiaries
Condensed consolidating statement of cash flows
For the year ended December 31, 2011

(amounts in thousands)	Guarantor Ply Gem Holdings, Inc.	Issuer Ply Gem Industries, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiary	Consolidating adjustments	Consolidated
Cash flows from operating activities:
Net income (loss)	$(84,507)	$(84,507)	$(61,040)	$1,861	$143,686	$(84,507)
Adjustments to reconcile net income (loss) to cash provided by (used in) operating activities:
Depreciation and amortization expense	—	169	52,951	900	—	54,020
Non-cash interest expense, net	—	10,518	—	—	—	10,518
Gain on foreign currency transactions	—	—	—	(492)	—	(492)
Loss on modification or extinguishment of debt	—	27,863	—	—	—	27,863
Stock based compensation	—	431	(1)	—	—	430
Deferred income taxes	—	—	7,872	(1,579)	—	6,293
Reduction in tax uncertainty, net of valuation allowance	—	—	(6,617)	—	—	(6,617)
Equity in subsidiaries’ net loss	84,507	59,179	—	—	(143,686)	—
Other	—	—	(481)	(3)	—	(484)
Changes in operating assets and liabilities:
Accounts receivable, net	—	—	(13,107)	(159)	—	(13,266)
Inventories	—	—	(5,253)	(1,160)	—	(6,413)
Prepaid expenses and other current assets	—	(176)	(1,622)	(150)	—	(1,948)
Accounts payable	—	321	(6,593)	1,500	—	(4,772)
Accrued expenses	—	11,300	3,256	758	—	15,314
Cash payments on restructuring liabilities	—	—	(407)	—	—	(407)
Other	—	(1)	531	479	—	1,009
Net cash provided by (used in) operating activities	—	25,097	(30,511)	1,955	—	(3,459)
Cash flows from investing activities:
Capital expenditures	—	(63)	(10,490)	(937)	—	(11,490)
Proceeds from sale of assets	—	—	102	—	—	102
Net cash used in investing activities	—	(63)	(10,388)	(937)	—	(11,388)
Cash flows from financing activities:
Proceeds from long-term debt	—	423,684	—	—	—	423,684
Payments on long-term debt	—	(348,684)	—	—	—	(348,684)
Net revolver borrowings	—	55,000	—	—	—	55,000
Payments on previous revolver credit facility	—	(30,000)	—	—	—	(30,000)
Proceeds from intercompany investment	—	(37,826)	38,608	(782)	—	—
Payment of early tender premium	—	(49,769)	—	—	—	(49,769)
Equity repurchases	—	(14,049)	—	—	—	(14,049)
Debt issuance costs paid	—	(26,984)	—	—	—	(26,984)
Net cash provided by (used in) financing activities	—	(28,628)	38,608	(782)	—	9,198
Impact of exchange rate movement on cash	—	—	—	(149)	—	(149)
Net increase (decrease) in cash and cash equivalents	—	(3,594)	(2,291)	87	—	(5,798)
Cash and cash equivalents at the beginning of the period	—	12,172	(1,117)	6,443	—	17,498
Cash and cash equivalents at the end of the period	$—	$8,578	$(3,408)	$6,530	$—	$11,700
Ply Gem Holdings, Inc. and subsidiaries
Condensed consolidating statement of cash flows
For the year ended December 31, 2010

(amounts in thousands)	Guarantor Ply Gem Holdings, Inc.	Issuer Ply Gem Industries, Inc.	Guarantor Subsidiaries	Non- Guarantor Subsidiary	Consolidating adjustments	Consolidated
Cash flows from operating activities:
Net income (loss)	$27,667	$27,667	$(58,978)	$6,330	$24,981	$27,667
Adjustments to reconcile net income (loss) to cash provided by (used in) operating activities:
Depreciation and amortization expense	—	168	59,761	789	—	60,718
Non-cash interest expense, net	—	9,800	—	—	—	9,800
Gain on foreign currency transactions	—	—	—	(510)	—	(510)
Gain on extinguishment of debt	—	(98,187)	—	—	—	(98,187)
Write-off of previously capitalized offering costs	—	1,571	—	—	—	1,571
Stock based compensation	—	164	—	—	—	164
Deferred income taxes	—	—	981	622	—	1,603
Equity in subsidiaries’ net income (loss)	(27,667)	52,648	—	—	(24,981)	—
Other	—	—	(156)	(12)	—	(168)
Changes in operating assets and liabilities:
Accounts receivable, net	—	—	(3,730)	707	—	(3,023)
Inventories	—	—	(1,384)	1,264	—	(120)
Prepaid expenses and other current assets	—	(1,488)	6,634	2,478	—	7,624
Accounts payable	—	(199)	1,090	1,026	—	1,917
Accrued expenses	—	(4,384)	4,211	625	—	452
Cash payments on restructuring liabilities	—	—	(2,630)	—	—	(2,630)
Other	—	(1)	(554)	425	—	(130)
Net cash provided by (used in) operating activities	—	(12,241)	5,245	13,744	—	6,748
Cash flows from investing activities:
Capital expenditures	—	—	(10,275)	(830)	—	(11,105)
Proceeds from sale of assets	—	—	2,032	—	—	2,032
Net cash used in investing activities	—	—	(8,243)	(830)	—	(9,073)
Cash flows from financing activities:
Proceeds from long-term debt	—	145,709	—	—	—	145,709
Payments on long-term debt	—	(141,191)	—	—	—	(141,191)
Net revolver borrowings	—	5,000	—	—	—	5,000
Proceeds from intercompany investment	—	14,665	(711)	(13,954)	—	—
Equity contributions	—	2,428	—	—	—	2,428
Equity repurchases	—	(2,978)	—	—	—	(2,978)
Debt issuance costs paid	—	(5,029)	—	—	—	(5,029)
Tax payments on behalf of parent	—	(1,532)	—	—	—	(1,532)
Net cash provided by (used in) financing activities	—	17,072	(711)	(13,954)	—	2,407
Impact of exchange rate movement on cash	—	—	—	353	—	353
Net increase (decrease) in cash and cash equivalents	—	4,831	(3,709)	(687)	—	435
Cash and cash equivalents at the beginning of the period	—	7,341	2,592	7,130	—	17,063
Cash and cash equivalents at the end of the period	$—	$12,172	$(1,117)	$6,443	$—	$17,498

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 30, 2013	Mar. 31, 2012	Mar. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts Receivable [Abstract]
Accounts receivable, allowances	$ 3,343,000	$ 3,584,000	$ 3,343,000	$ 3,584,000	$ 3,883,000
Reclassification from accounts receivable to a note receivable					1,400,000
Balance of note receivable				600,000	700,000
Inventories [Abstract]
Inventory purchase commitments	50,900,000		50,900,000
Inventory reserves balance	6,200,000		6,200,000	6,500,000	6,300,000
Decrease (increase) in inventory reserve			300,000	200,000
Long Lived Assets [Abstract]
Asset impairment charges					200,000
Debt Issuance Costs [Abstract]
Debt issuance cost net of accumulated amortization	22,700,000		22,700,000	23,600,000	26,500,000
Amortization of debt issuance costs	900,000	1,300,000
Liquidity [Abstract]
Aggregate indebtedness	1,016,256,000		1,016,256,000	964,384,000	961,670,000
Contractual availability under the ABL facility				191,200,000
Borrowing base availability reflecting of ABL borrowings				113,400,000
Additional amount reflecting				15,000,000
Letters of credit and priority payable reserves				6,300,000
Foreign Currency [Abstract]
Gain from foreign currency transactions	(33,000)	68,000		409,000	492,000	510,000
Currency translation	(768,000)	663,000		835,000	(691,000)	1,639,000
Accumulated Other Comprehensive Income (Loss), Foreign Currency Translation [Roll Forward]
Accumulated Other Comprehensive Income (Loss), Foreign Currency Translation Adjustment, Net of Tax	5,887,000	5,052,000		5,052,000	5,743,000	4,104,000
Currency translation	(768,000)	663,000		835,000	(691,000)	1,639,000
Accumulated Other Comprehensive Income (Loss), Foreign Currency Translation Adjustment, Net of Tax				5,887,000	5,052,000	5,743,000
Accumulated Other Comprehensive Income (Loss), Minimum Pension Liability Adjustments [Roll Forward]
Accumulated Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net of Tax	(12,223,000)	(11,120,000)		(11,120,000)	(4,520,000)	(3,780,000)
Minimum pension liability for actuarial loss, net of tax				(1,103,000)	(6,600,000)	(740,000)
Accumulated Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net of Tax				(12,223,000)	(11,120,000)	(4,520,000)
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Accumulated Other Comprehensive Income (Loss)	(6,336,000)	(6,068,000)		(6,068,000)	1,223,000	324,000
Other Comprehensive Income (Loss), Net of Tax				(268,000)	(7,291,000)	899,000
Accumulated Other Comprehensive Income (Loss)	$ (7,104,000)		$ (7,104,000)	$ (6,336,000)	$ (6,068,000)	$ 1,223,000
Earnings (loss) per common share
Common stock, shares outstanding (in shares)	100	100	100	100	100	100

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Property and Equipment (Details) (USD $)	0 Months Ended	3 Months Ended		12 Months Ended
	Jul. 30, 2010	Mar. 30, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jul. 30, 2011
Property and Equipment [Line Items]
Depreciation				$ 25,400,000	$ 27,300,000	$ 33,600,000
Significant Acquisitions and Disposals, Acquisition Costs or Sale Proceeds							2,500,000
Proceeds from sale of assets	1,900,000	11,000	121,000	193,000	102,000	2,032,000
Notes, Loans and Financing Receivable, Gross, Current							600,000
Gain (Loss) on Disposition of Assets						$ 100,000
Building and improvements [Member] | Minimum [Member]
Property and Equipment [Line Items]
Estimated useful life		10 years		10 years
Building and improvements [Member] | Maximum [Member]
Property and Equipment [Line Items]
Estimated useful life		37 years		37 years
Machinery and equipment, including leases [Member] | Minimum [Member]
Property and Equipment [Line Items]
Estimated useful life		3 years		3 years
Machinery and equipment, including leases [Member] | Maximum [Member]
Property and Equipment [Line Items]
Estimated useful life		15 years		15 years
Leasehold improvements [Member]
Property and Equipment [Line Items]
Property plant and equipment useful life description		Term of lease or useful life, whichever is shorter		Term of lease or useful life, whichever is shorter

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Concentration of Credit Risk (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Sales [Member]
Concentration Risk [Line Items]
Concentration of sales to largest customer (in hundredths)	10.50%	9.40%	9.00%
Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration of sales to largest customer (in hundredths)	12.70%	13.70%

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Fair Value Disclosure (Details) (USD $) In Thousands, unless otherwise specified	Mar. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Quoted Prices in Active Markets (Level 1) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities	$ 1,088,300	$ 1,077,600	$ 829,188
Quoted Prices in Active Markets (Level 1) [Member] | Senior Notes-9.375% [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities	174,800	170,400
Quoted Prices in Active Markets (Level 1) [Member] | 8.25% senior secured notes due 2018 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities	913,500	907,200	697,000
Quoted Prices in Active Markets (Level 1) [Member] | 13.125% Senior subordinated notes due 2014 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities			132,188
Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities	0	0	0
Significant Other Observable Inputs (Level 2) [Member] | Senior Notes-9.375% [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities	0	0
Significant Other Observable Inputs (Level 2) [Member] | 8.25% senior secured notes due 2018 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities	0	0	0
Significant Other Observable Inputs (Level 2) [Member] | 13.125% Senior subordinated notes due 2014 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities			0
Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities	0	0	0
Significant Unobservable Inputs (Level 3) [Member] | Senior Notes-9.375% [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities	0	0
Significant Unobservable Inputs (Level 3) [Member] | 8.25% senior secured notes due 2018 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities	0	0	0
Significant Unobservable Inputs (Level 3) [Member] | 13.125% Senior subordinated notes due 2014 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities			0
Carrying Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities	1,000,000	1,000,000	950,000
Carrying Value [Member] | Senior Notes-9.375% [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities	160,000	160,000
Carrying Value [Member] | 8.25% senior secured notes due 2018 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities	840,000	840,000	800,000
Carrying Value [Member] | 13.125% Senior subordinated notes due 2014 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities			150,000
Fair Value Total [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities	1,088,300	1,077,600	829,188
Fair Value Total [Member] | Senior Notes-9.375% [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities	174,800	170,400
Fair Value Total [Member] | 8.25% senior secured notes due 2018 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities	913,500	907,200	697,000
Fair Value Total [Member] | 13.125% Senior subordinated notes due 2014 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities			$ 132,188

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Pro Forma Basic and Diluted EPS (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended											12 Months Ended
	Mar. 30, 2013	Dec. 31, 2012	Sep. 29, 2012		Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Oct. 01, 2011	Jul. 02, 2011	Apr. 02, 2011		Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Earnings Per Share, Basic and Diluted, by Common Class, Including Two Class Method [Line Items]
Common stock, shares outstanding (in shares)	100	100				100	100					100	100	100
Net income (loss)	$ (28,107)	$ (15,007)	$ (3,673)	[1]	$ 5,267	$ (25,642)	$ (15,220)	$ (458)	$ 2,063	$ (70,892)	[2]	$ (39,055)	$ (84,507)	$ 27,667
Basic and diluted earnings (loss) per common share	$ (281,070)	$ (150,070)	$ (36,730)		$ 52,670	$ (256,420)	$ (152,200)	$ (4,580)	$ 20,630	$ (708,920)		$ (390,550)	$ (845,070)	$ 276,670
Common stock [Member]
Schedule of Earnings Per Share, Basic and Diluted, by Common Class, Including Two Class Method [Line Items]
Weighted average common shares outstanding	100	100	100		100	100	100	100	100	100		100	100	100
Pro forma [Member]
Schedule of Earnings Per Share, Basic and Diluted, by Common Class, Including Two Class Method [Line Items]
Net income (loss)	$ (28,137)											$ (43,918)
Basic and diluted earnings (loss) per common share	$ (0.43)											$ (0.68)
Pro forma [Member] | Common stock [Member]
Schedule of Earnings Per Share, Basic and Diluted, by Common Class, Including Two Class Method [Line Items]
Shares issued in the offering	15,789,474											15,789,474
Conversion of Ply Gem Prime Holdings common stock	26,379,501											27,900,729
Conversion of Ply Gem Prime Holdings preferred stock	22,582,993											21,061,765
Weighted average common shares outstanding	64,751,968											64,751,968

[1]	The net loss for the quarter ended September 29, 2012 includes an approximate $3.6 million loss on modification or extinguishment of debt. See Note 4 for description of loss on debt modification and extinguishment.
[2]	The net loss for the quarter ended April 2, 2011 includes an approximate $27.9 million loss on modification or extinguishment of debt. See Note 4 for description of loss on debt modification and extinguishment.

GOODWILL (Details) (USD $)	3 Months Ended	12 Months Ended		0 Months Ended		0 Months Ended	12 Months Ended				0 Months Ended	12 Months Ended
	Mar. 30, 2013 reporting_unit housing_start	Dec. 31, 2012 housing_start segment	Jul. 30, 2012	Jul. 30, 2012 Greendeck Products LLC [Member]	Dec. 31, 2012 Greendeck Products LLC [Member]	Jul. 30, 2012 Windows and Doors [Member]	Dec. 31, 2012 Windows and Doors [Member]	Dec. 31, 2011 Windows and Doors [Member]	Mar. 30, 2013 Windows and Doors [Member]	Dec. 31, 2010 Windows and Doors [Member]	Jul. 30, 2012 Siding, Fencing and Stone [Member]	Dec. 31, 2012 Siding, Fencing and Stone [Member]	Dec. 31, 2011 Siding, Fencing and Stone [Member]	Mar. 30, 2013 Siding, Fencing and Stone [Member]	Dec. 31, 2010 Siding, Fencing and Stone [Member]
Goodwill [Line Items]
Number of reporting units	2	2
Current single family housing starts		535,000
Estimated single family housing levels from 2011 to 2018		1,050,000
Estimated repair and remodeling growth rate		3.00%
Estimated repair and remodeling growth rate in year two		3.00%
Estimated repair and remodeling growth rate in year three		3.00%
Estimated repair and remodeling growth rate in year four		3.00%
Estimated repair and remodeling growth rate in year five		3.00%
Estimated repair and remodeling growth rate in year six		3.00%
Estimated repair and remodeling growth rate in year seven		3.00%
Percentage reporting units which exceeded carrying value							69.00%					219.00%
Goodwill	$ 392,224,000	$ 392,455,000					$ 71,471,000	$ 71,360,000	$ 71,240,000			$ 320,984,000	$ 320,107,000	$ 320,984,000
Total consideration paid in acquisition			1,000,000
Cash paid in acquisition			100,000
Contingent consideration paid in acquisition				900,000
Fair value of intangible asset acquired during the period				100,000
Fair value of earnout liability					900,000
Goodwill impairment		0
Rollforward of goodwill [Abstract]
Goodwill	19,300,000						399,244,000	399,133,000		401,099,000		443,211,000			442,334,000
Accumulated impairment losses							(327,773,000)	(327,773,000)		(327,773,000)		(122,227,000)			(122,227,000)
Goodwill, net	392,455,000	391,467,000					71,360,000	73,326,000	71,240,000			320,107,000	320,107,000	320,984,000
Currency translation adjustments							241,000	(244,000)				0	0
Purchase accounting adjustment								(307,000)					0
Tax benefit of excess tax goodwill							(130,000)	(1,415,000)				0	0
Goodwill acquisition during period				900,000		0					877,000
Goodwill, net	$ 392,224,000	$ 392,455,000					$ 71,471,000	$ 71,360,000	$ 71,240,000			$ 320,984,000	$ 320,107,000	$ 320,984,000

INTANGIBLE ASSETS (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 30, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Finite-Lived Intangible Assets [Line Items]
Average Amortization Period (in years)	13 years		13 years	13 years
Cost	$ 259,244,000		$ 259,244,000	$ 259,075,000
Accumulated Amortization	(169,091,000)		(164,888,000)	(137,927,000)
Net Carrying Value	90,153,000		94,356,000	121,148,000
Amortization of intangible assets	4,202,000	6,719,000	26,937,000	26,689,000	27,099,000
Estimated future amortization [Abstract]
2013			16,677,000
2013 (remainder of year)	12,475,000
2014	15,248,000		15,248,000
2015	14,799,000		14,799,000
2016	14,156,000		14,156,000
2017	10,420,000		10,420,000
Increased amortization expense			7,400,000		7,400,000
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Average Amortization Period (in years)	14 years		14 years	14 years
Cost	12,770,000		12,770,000	12,770,000
Accumulated Amortization	(8,543,000)		(8,308,000)	(7,361,000)
Net Carrying Value	4,227,000		4,462,000	5,409,000
Trademarks/Tradenames [Member]
Finite-Lived Intangible Assets [Line Items]
Average Amortization Period (in years)	14 years		11 years	11 years
Cost	85,669,000		85,669,000	85,644,000
Accumulated Amortization	(62,554,000)		(61,737,000)	(48,296,000)
Net Carrying Value	23,115,000		23,932,000	37,348,000
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Average Amortization Period (in years)	13 years		13 years	13 years
Cost	158,158,000		158,158,000	158,158,000
Accumulated Amortization	(96,071,000)		(93,025,000)	(80,851,000)
Net Carrying Value	62,087,000		65,133,000	77,307,000
Other [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	2,647,000		2,647,000	2,503,000
Accumulated Amortization	(1,923,000)		(1,818,000)	(1,419,000)
Net Carrying Value	$ 724,000		$ 829,000	$ 1,084,000

COMPREHENSIVE LOSS (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended											12 Months Ended
	Mar. 30, 2013	Dec. 31, 2012	Sep. 29, 2012		Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Oct. 01, 2011	Jul. 02, 2011	Apr. 02, 2011		Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Equity [Abstract]
Net income (loss)	$ (28,107)	$ (15,007)	$ (3,673)	[1]	$ 5,267	$ (25,642)	$ (15,220)	$ (458)	$ 2,063	$ (70,892)	[2]	$ (39,055)	$ (84,507)	$ 27,667
Foreign currency translation adjustment	(768)					663
Comprehensive (loss) income	$ (28,875)					$ (24,979)						$ (39,323)	$ (91,798)	$ 28,566

[1]	The net loss for the quarter ended September 29, 2012 includes an approximate $3.6 million loss on modification or extinguishment of debt. See Note 4 for description of loss on debt modification and extinguishment.
[2]	The net loss for the quarter ended April 2, 2011 includes an approximate $27.9 million loss on modification or extinguishment of debt. See Note 4 for description of loss on debt modification and extinguishment.

LONG-TERM DEBT (Details) (USD $)	3 Months Ended		12 Months Ended									3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended		0 Months Ended		3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	9 Months Ended					3 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended				0 Months Ended		3 Months Ended	12 Months Ended											3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	0 Months Ended				0 Months Ended			3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended					3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	0 Months Ended				1 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	0 Months Ended
	Mar. 30, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 30, 2013 Senior secured asset based revolving credit facility due 2016 [Member]	Dec. 31, 2012 Senior secured asset based revolving credit facility due 2016 [Member]	Dec. 31, 2011 Senior secured asset based revolving credit facility due 2016 [Member]	Aug. 31, 2011 Senior secured asset based revolving credit facility due 2016 [Member]	Jan. 26, 2011 Senior secured asset based revolving credit facility due 2016 [Member]	Jul. 31, 2009 Senior secured asset based revolving credit facility due 2016 [Member]	Mar. 30, 2013 Senior secured asset based revolving credit facility due 2016 [Member] Debt and equity transactions limitations [Member]	Dec. 31, 2012 Senior secured asset based revolving credit facility due 2016 [Member] Debt and equity transactions limitations [Member]	Mar. 30, 2013 Senior secured asset based revolving credit facility due 2016 [Member] Ply Gem Industries [Member]	Dec. 31, 2012 Senior secured asset based revolving credit facility due 2016 [Member] Ply Gem Industries [Member]	Apr. 03, 2013 Senior secured asset based revolving credit facility due 2016 [Member] Ply Gem Industries [Member] Subsequent event [Member]	Apr. 03, 2013 Senior secured asset based revolving credit facility due 2016 [Member] Ply Gem Industries [Member] Option One [Member] Subsequent event [Member]	Apr. 03, 2013 Senior secured asset based revolving credit facility due 2016 [Member] Ply Gem Industries [Member] Option Two [Member] Subsequent event [Member]	Mar. 30, 2013 Senior secured asset based revolving credit facility due 2016 [Member] Ply Gem Industries [Member] Fixed charge coverage ratio [Member]	Dec. 31, 2012 Senior secured asset based revolving credit facility due 2016 [Member] Ply Gem Industries [Member] Fixed charge coverage ratio [Member]	Mar. 30, 2013 Senior secured asset based revolving credit facility due 2016 [Member] Ply Gem Industries [Member] Fixed charge coverage ratio [Member] Option One [Member]	Dec. 31, 2012 Senior secured asset based revolving credit facility due 2016 [Member] Ply Gem Industries [Member] Fixed charge coverage ratio [Member] Option One [Member]	Mar. 30, 2013 Senior secured asset based revolving credit facility due 2016 [Member] Ply Gem Industries [Member] Fixed charge coverage ratio [Member] Option Two [Member]	Dec. 31, 2012 Senior secured asset based revolving credit facility due 2016 [Member] Ply Gem Industries [Member] Fixed charge coverage ratio [Member] Option Two [Member]	Mar. 30, 2013 Senior secured asset based revolving credit facility due 2016 [Member] Ply Gem Industries [Member] Cash dominion requirement [Member] Option One [Member]	Dec. 31, 2012 Senior secured asset based revolving credit facility due 2016 [Member] Ply Gem Industries [Member] Cash dominion requirement [Member] Option One [Member]	Mar. 31, 2012 Senior secured asset based revolving credit facility due 2016 [Member] Ply Gem Industries [Member] Cash dominion requirement [Member] Option Two [Member]	Dec. 31, 2012 Senior secured asset based revolving credit facility due 2016 [Member] Ply Gem Industries [Member] Cash dominion requirement [Member] Option Two [Member]	Mar. 30, 2013 Senior secured asset based revolving credit facility due 2016 [Member] Ply Gem Industries [Member] Base Rate [Member]	Dec. 31, 2012 Senior secured asset based revolving credit facility due 2016 [Member] Ply Gem Industries [Member] Base Rate [Member]	Jan. 26, 2011 Senior secured asset based revolving credit facility due 2016 [Member] Ply Gem Industries [Member] Base Rate [Member]	Jan. 26, 2011 Senior secured asset based revolving credit facility due 2016 [Member] Ply Gem Industries [Member] Eurodollar [Member]	Mar. 30, 2013 Senior secured asset based revolving credit facility due 2016 [Member] Ply Gem Canada [Member]	Dec. 31, 2012 Senior secured asset based revolving credit facility due 2016 [Member] Ply Gem Canada [Member]	Jul. 31, 2009 Senior secured asset based revolving credit facility due 2013 [Member]	Dec. 31, 2012 Senior secured asset based revolving credit facility due 2013 [Member]	Jun. 09, 2008 Senior secured asset based revolving credit facility due 2013 [Member]	Jan. 26, 2011 Senior secured asset based revolving credit facility due 2013 [Member] Ply Gem Industries [Member] Base Rate [Member]	Jan. 26, 2011 Senior secured asset based revolving credit facility due 2013 [Member] Ply Gem Industries [Member] Eurodollar [Member]	Feb. 16, 2012 8.25% senior secured notes due 2018 [Member]	Aug. 04, 2011 8.25% senior secured notes due 2018 [Member]	Mar. 30, 2013 8.25% senior secured notes due 2018 [Member]	Dec. 31, 2012 8.25% senior secured notes due 2018 [Member]	Dec. 31, 2011 8.25% senior secured notes due 2018 [Member]	Feb. 11, 2011 8.25% senior secured notes due 2018 [Member]	Mar. 30, 2013 8.25% senior secured notes due 2018 [Member] Debt Limitation One [Member]	Dec. 31, 2012 8.25% senior secured notes due 2018 [Member] Debt Limitation One [Member]	Mar. 30, 2013 8.25% senior secured notes due 2018 [Member] Debt Limitation Two [Member] Purchase money indebtedness [Member]	Dec. 31, 2012 8.25% senior secured notes due 2018 [Member] Debt Limitation Two [Member] Purchase money indebtedness [Member]	Mar. 30, 2013 8.25% senior secured notes due 2018 [Member] Debt Limitation Two [Member] Debt of foreign subsidiaries [Member]	Dec. 31, 2012 8.25% senior secured notes due 2018 [Member] Debt Limitation Two [Member] Debt of foreign subsidiaries [Member]	Mar. 30, 2013 8.25% senior secured notes due 2018 [Member] Debt Limitation Two [Member] General debt basket [Member]	Dec. 31, 2012 8.25% senior secured notes due 2018 [Member] Debt Limitation Two [Member] General debt basket [Member]	Mar. 30, 2013 8.25% senior secured notes due 2018 [Member] Option One [Member]	Dec. 31, 2012 8.25% senior secured notes due 2018 [Member] Option One [Member]	Mar. 30, 2013 8.25% senior secured notes due 2018 [Member] Redemption period two [Member] Option Two [Member]	Dec. 31, 2012 8.25% senior secured notes due 2018 [Member] Redemption period two [Member] Option Two [Member]	Mar. 30, 2013 8.25% senior secured notes due 2018 [Member] Maximum [Member] redemption	Dec. 31, 2012 8.25% senior secured notes due 2018 [Member] Maximum [Member] redemption	Mar. 30, 2013 8.25% senior secured notes due 2018 [Member] Maximum [Member] Option Two [Member]	Dec. 31, 2012 8.25% senior secured notes due 2018 [Member] Maximum [Member] Option Two [Member]	Mar. 30, 2013 8.25% senior secured notes due 2018 [Member] Prior to February 15, 2014 [Member]	Dec. 31, 2012 8.25% senior secured notes due 2018 [Member] Prior to February 15, 2014 [Member]	Mar. 30, 2013 8.25% senior secured notes due 2018 [Member] Prior to February 15, 2014 [Member] Redemption period one [Member]	Dec. 31, 2012 8.25% senior secured notes due 2018 [Member] Prior to February 15, 2014 [Member] Redemption period one [Member]	Mar. 30, 2013 8.25% senior secured notes due 2018 [Member] Prior to February 15, 2014 [Member] Maximum [Member]	Dec. 31, 2012 8.25% senior secured notes due 2018 [Member] Prior to February 15, 2014 [Member] Maximum [Member]	Oct. 27, 2012 13.125% Senior subordinated notes due 2014 [Member]	Jan. 11, 2010 13.125% Senior subordinated notes due 2014 [Member]	Dec. 31, 2012 13.125% Senior subordinated notes due 2014 [Member]	Dec. 31, 2011 13.125% Senior subordinated notes due 2014 [Member]	Jan. 24, 2013 9.375% Senior notes due 2017 [Member]	Oct. 27, 2012 9.375% Senior notes due 2017 [Member]	Sep. 27, 2012 9.375% Senior notes due 2017 [Member]	Mar. 30, 2013 9.375% Senior notes due 2017 [Member]	Dec. 31, 2012 9.375% Senior notes due 2017 [Member]	Dec. 31, 2011 9.375% Senior notes due 2017 [Member]	Mar. 30, 2013 9.375% Senior notes due 2017 [Member] Fixed charge coverage ratio [Member]	Dec. 31, 2012 9.375% Senior notes due 2017 [Member] Fixed charge coverage ratio [Member]	Mar. 30, 2013 9.375% Senior notes due 2017 [Member] Debt and equity transactions limitations [Member]	Dec. 31, 2012 9.375% Senior notes due 2017 [Member] Debt and equity transactions limitations [Member]	Mar. 30, 2013 9.375% Senior notes due 2017 [Member] Debt Limitation One [Member]	Dec. 31, 2012 9.375% Senior notes due 2017 [Member] Debt Limitation One [Member]	Mar. 30, 2013 9.375% Senior notes due 2017 [Member] Debt Limitation Two [Member] Purchase money indebtedness [Member]	Dec. 31, 2012 9.375% Senior notes due 2017 [Member] Debt Limitation Two [Member] Purchase money indebtedness [Member]	Mar. 30, 2013 9.375% Senior notes due 2017 [Member] Debt Limitation Two [Member] Debt of foreign subsidiaries [Member]	Dec. 31, 2012 9.375% Senior notes due 2017 [Member] Debt Limitation Two [Member] Debt of foreign subsidiaries [Member]	Mar. 30, 2013 9.375% Senior notes due 2017 [Member] Debt Limitation Two [Member] General debt basket [Member]	Dec. 31, 2012 9.375% Senior notes due 2017 [Member] Debt Limitation Two [Member] General debt basket [Member]	Mar. 30, 2013 9.375% Senior notes due 2017 [Member] Redemption period one [Member]	Dec. 31, 2012 9.375% Senior notes due 2017 [Member] Redemption period one [Member]	Mar. 30, 2013 9.375% Senior notes due 2017 [Member] Redemption period two [Member]	Dec. 31, 2012 9.375% Senior notes due 2017 [Member] Redemption period two [Member]	Mar. 30, 2013 9.375% Senior notes due 2017 [Member] Maximum [Member]	Dec. 31, 2012 9.375% Senior notes due 2017 [Member] Maximum [Member]	Mar. 13, 2011 11.75% Senior secured notes due 2013 [Member]	Feb. 28, 2011 11.75% Senior secured notes due 2013 [Member]	Feb. 11, 2011 11.75% Senior secured notes due 2013 [Member]	Jun. 09, 2008 11.75% Senior secured notes due 2013 [Member]	Feb. 28, 2011 11.75% Senior secured notes due 2013 [Member]	Dec. 31, 2011 11.75% Senior secured notes due 2013 [Member]	Mar. 30, 2013 Senior secured notes [Member] Debt and equity transactions limitations [Member]	Dec. 31, 2012 Senior secured notes [Member] Debt and equity transactions limitations [Member]	Mar. 30, 2013 Subordinated debt [Member] Debt and equity transactions limitations [Member]	Dec. 31, 2012 Subordinated debt [Member] Debt and equity transactions limitations [Member]	Feb. 16, 2010 9% Senior subordinated notes [Member]
Debt Instrument [Line Items]
Long-term debt	$ 1,016,256,000		$ 964,384,000	$ 961,670,000		$ 65,000,000	$ 15,000,000	$ 55,000,000																																$ 40,000,000		$ 800,714,000	$ 799,130,000	$ 759,359,000																										$ 0	$ 147,311,000				$ 150,542,000	$ 150,254,000	$ 0
Debt instrument, face amount																																								40,000,000					800,000,000																								150,000,000					160,000,000																									700,000,000
Interest rate on debt (in hundredths)																																								8.25%			8.25%		8.25%																								13.13%					9.38%																									11.75%
Net proceeds																																								32,700,000																																																											693,500,000
Unamortized discount																																								6,000,000		39,286,000	40,870,000	40,641,000																										0	2,689,000				9,458,000	9,746,000	0
Debt issuance costs paid	62,000	866,000	2,969,000	26,984,000	5,029,000																																			1,300,000
Extinguishment of debt																																																																				150,000,000	141,200,000					165,400,000																						400,000	6,000,000	718,600,000		724,600,000						141,200,000
Note maturity date																																										Feb 15, 2018	Feb 15, 2018																																Apr 15, 2017	Apr 15, 2017
Redemption price, percentage of principal																																																														100.00%	100.00%												100.00%	100.00%																														100.00%
Redemption amount, percentage of aggregate principal amount																																																																		35.00%	35.00%								100.00%	100.00%																		40.00%	40.00%
Redemption price, including premium, percentage of aggregate principal amount																																																								103.00%	103.00%							108.25%	108.25%								106.56%																	109.38%	109.38%	103.00%	103.00%			103.00%
Minimum residual principal amount after redemption, percentage of aggregate principal amount																																																																55.00%	55.00%										60.00%	60.00%
Maximum number of redemptions during any twelve-month period																																																										1	1
Maximum redemption amount																																																						80,000,000	84,000,000
Maximum redemption amount, percentage of aggregate principal																																																												10.00%	10.00%
Minimum required interest coverage ratio																			1	1																						2	2																																			2	2
Maximum borrowing threshold on credit facility under eight point two five percent notes																																														250,000,000	250,000,000
Purchase money indebtedness threshold under eight point two five percent notes																																																25,000,000	25,000,000
Foreign debt threshold under the eight point two five percent notes																																																		30,000,000	30,000,000
General debt basket threshold under the eight point two five percent notes																																																				50,000,000	50,000,000
Debt exchanged																																									800,000,000																															160,000,000
Percentage of discount on debt offering																																																																					3.00%																														1.00%
Debt Instrument, Tender Offer Price Per 1000																																																																																																	1,029	1,069
Debt Instrument, Early Tender Payment Per 1000																																																																																																		40
Cumulative early tender premiums																																																																				9,800,000																																	49,800,000
Maximum borrowing capacity under credit facilities						250,000,000	250,000,000		212,500,000	175,000,000	175,000,000			197,500,000	197,500,000																						150,000,000
Accordion feature line increase									37,500,000
Allowable revolving commitments increase						37,500,000	37,500,000
Percentage of eligible accordion increase taken									50.00%
Line of credit outstanding			15,000,000
Basis spread on variable interest rate																													0.50%	0.50%	1.50%	2.50%						1.50%	2.50%
Interest rate during period														2.50%	2.50%
Based percentage used to determine excess availability												25.00%	25.00%				25.00%				12.50%	12.50%			15.00%	15.00%
Excess availability																		17,500,000					17,500,000	17,500,000			17,500,000	20,000,000
Percentage of equity guaranteed by parent company																																	35.00%	35.00%
Limitation on new borrowings																																																																																																						875,000,000	875,000,000	75,000,000	75,000,000
Foreign debt restriction threshold												2,500,000	2,500,000
Limitation on equity redemptions from officers												12,600,000	12,600,000
Limitation on other expenditures												2,000,000	2,000,000																																																																			2,000,000	2,000,000
Contractual availability			191,200,000			141,100,000	191,200,000
Borrowing base availability reflecting of ABL borrowings			113,400,000			97,100,000	113,400,000
Letters of credit outstanding						6,400,000	6,300,000
Tax receivable allowable amount																100,000,000
Debt maturity period																																				5 years
Due date																																				Jun 30, 2013
Increase in the available commitments																																			25,000,000
Maximum borrowing threshold on credit facility under nine point three seven five percent notes																																																																																		250,000,000	250,000,000
Purchase money indebtedness threshold under nine point three seven five percent notes																																																																																				35,000,000	35,000,000
Purchase money indebtedness limit, percent of net assets																																																																																				20.00%	20.00%
Foreign debt threshold under the nine point three seven five percent notes																																																																																						30,000,000	30,000,000
General debt basket threshold under the nine point three seven five percent notes																																																																																								50,000,000	50,000,000
Limit on payments of other dividends or distributions																																																																																20,000,000	20,000,000
Proceeds from issuance of long-term debt																																								34,000,000																													145,700,000
Payment of accrued interest																																																																				$ 5,700,000

LONG-TERM DEBT - Extinguishment of Debt (Details) (USD $)	12 Months Ended			0 Months Ended												12 Months Ended																														0 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Oct. 27, 2012 13.125% Senior subordinated notes due 2014 [Member]	Oct. 27, 2012 13.125% Senior subordinated notes due 2014 [Member] Discount on 9.375% senior unsecured notes due 2017 [Member]	Oct. 27, 2012 13.125% Senior subordinated notes due 2014 [Member] Gain (loss) on extinguishment of debt [Member]	Oct. 27, 2012 13.125% Senior subordinated notes due 2014 [Member] Debt issuance costs [Member]	Feb. 11, 2011 11.75% Senior secured notes due 2013 [Member]	Feb. 11, 2011 11.75% Senior secured notes due 2013 [Member] Gain (loss) on extinguishment of debt [Member]	Feb. 11, 2011 11.75% Senior secured notes due 2013 [Member] Discount on 8.25% senior secured notes due 2018 [Member]	Feb. 11, 2011 11.75% Senior secured notes due 2013 [Member] Debt issuance costs [Member]	Jan. 26, 2011 Senior secured asset based revolving credit facility due 2013 [Member] Gain (loss) on extinguishment of debt [Member]	Jan. 26, 2011 Senior secured asset based revolving credit facility due 2013 [Member] Debt issuance costs [Member]	Feb. 16, 2010 9% Senior subordinated notes [Member]	Feb. 12, 2010 9% Senior subordinated notes [Member]	Dec. 31, 2012 9% Senior subordinated notes [Member]	Dec. 31, 2011 9% Senior subordinated notes [Member]	Dec. 31, 2010 9% Senior subordinated notes [Member]	Dec. 31, 2012 Senior secured notes 11.75% tender premium [Member]	Dec. 31, 2011 Senior secured notes 11.75% tender premium [Member]	Dec. 31, 2010 Senior secured notes 11.75% tender premium [Member]	Dec. 31, 2012 11.75% Senior secured notes unamortized discount [Member]	Dec. 31, 2011 11.75% Senior secured notes unamortized discount [Member]	Dec. 31, 2010 11.75% Senior secured notes unamortized discount [Member]	Dec. 31, 2012 11.75% Senior secured notes unamortized debt issuance costs [Member]	Dec. 31, 2011 11.75% Senior secured notes unamortized debt issuance costs [Member]	Dec. 31, 2010 11.75% Senior secured notes unamortized debt issuance costs [Member]	Dec. 31, 2012 13.125% Senior subordinated notes call premium [Member]	Dec. 31, 2011 13.125% Senior subordinated notes call premium [Member]	Dec. 31, 2010 13.125% Senior subordinated notes call premium [Member]	Dec. 31, 2012 13.125% Senior subordinated notes unamortized discount [Member]	Dec. 31, 2011 13.125% Senior subordinated notes unamortized discount [Member]	Dec. 31, 2010 13.125% Senior subordinated notes unamortized discount [Member]	Dec. 31, 2012 13.125% Senior subordinated notes unamortized debt issuance costs [Member]	Dec. 31, 2011 13.125% Senior subordinated notes unamortized debt issuance costs [Member]	Dec. 31, 2010 13.125% Senior subordinated notes unamortized debt issuance costs [Member]	Dec. 31, 2012 Third party fees for 8.25% senior secured notes [Member]	Dec. 31, 2011 Third party fees for 8.25% senior secured notes [Member]	Dec. 31, 2010 Third party fees for 8.25% senior secured notes [Member]	Dec. 31, 2012 Unamortized debt issuance costs for prior ABL facility [Member]	Dec. 31, 2011 Unamortized debt issuance costs for prior ABL facility [Member]	Dec. 31, 2010 Unamortized debt issuance costs for prior ABL facility [Member]	Dec. 31, 2012 Third party fees for 9.375% unsecured notes due 2017 [Member]	Dec. 31, 2011 Third party fees for 9.375% unsecured notes due 2017 [Member]	Dec. 31, 2010 Third party fees for 9.375% unsecured notes due 2017 [Member]	Feb. 16, 2010 9% Senior subordinated notes [Member]
Extinguishment of Debt [Line Items]
Cumulative early tender premiums				$ 9,800,000	$ 8,300,000	$ 1,500,000			$ 10,900,000	$ 38,900,000
Unamortized discount expensed during period				300,000				800,000
Write-off of unamortized debt issuance costs				400,000				2,800,000						2,200,000	3,500,000
Transaction costs				2,500,000		1,400,000	1,100,000	25,900,000	12,300,000		13,600,000	1,200,000	2,100,000
Extinguishment of debt																																														141,200,000
Exchange of long term debt for equity															218,800,000
Fair value of equity acquired															114,900,000
Gain on extinguishment of debt, gross															100,400,000
Gain on extinguishment of deb, net															98,200,000
Gain (loss) on modification or extinguishment of debt	3,607,000	27,863,000	(98,187,000)													3,600,000	(27,900,000)	(98,200,000)
Gain (loss) on extinguishment of debt:	(2,158,000)	(14,415,000)	0															98,187,000	0	(10,883,000)	0	0	(775,000)	0	0	(2,757,000)	0	(1,487,000)	0	0	(299,000)	0	0	(372,000)	0	0
Carrying value of 9% Senior Subordinated Notes																		360,000,000
9% Senior Subordinated Notes unamortized debt issuance costs																		(5,780,000)
9% Senior Subordinated Notes unamortized premium																		100,000
Reacquisition price of 9% Senior Subordinated Notes																		(256,133,000)
Loss on modification of debt:	(1,449,000)	(13,448,000)	0																																		0	(12,261,000)	0	0	(1,187,000)	0	(1,449,000)	0	0
Gain (loss) on modification or extinguishment of debt	3,607,000	27,863,000	(98,187,000)													3,600,000	(27,900,000)	(98,200,000)
Maturities of Long-term Debt [Abstract]
2013	0
2014	0
2015	0
2016	15,000,000
2017	150,254,000
Thereafter	799,130,000
Total	$ 964,384,000

DEFINED BENEFIT PLANS (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 30, 2013 pension_plan	Mar. 31, 2012	Dec. 31, 2012 pension_plan	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Number of separate pension plans	2		2
Change in projected benefit obligation [Roll Forward]
Benefit obligation at beginning of year	$ 45,060,000	$ 42,400,000	$ 42,400,000	$ 38,066,000
Service cost	29,000	0	101,000	98,000	92,000
Interest cost	440,000	467,000	1,850,000	1,931,000	2,014,000
Actuarial loss			3,066,000	4,138,000
Benefits and expenses paid			(2,357,000)	(1,833,000)
Projected benefit obligation at end of year			45,060,000	42,400,000	38,066,000
Change in plan assets [Roll Forward]
Fair value of plan assets at beginning of year	29,780,000	26,377,000	26,377,000	26,929,000
Actual return on plan assets			3,164,000	(680,000)
Employer and participant contributions			2,596,000	1,961,000
Benefits and expenses paid			(2,357,000)	(1,833,000)
Fair value of plan assets at end of year			29,780,000	26,377,000	26,929,000
Funded status and financial position:
Fair value of plan assets			29,780,000	26,377,000	26,929,000
Benefit obligation at end of year			45,060,000	42,400,000	38,066,000
Funded status			(15,280,000)	(16,023,000)
Amount recognized in the balance sheet consists of:
Current liability	(1,141,000)		(1,141,000)	(2,577,000)
Noncurrent liability			(14,139,000)	(13,446,000)
Liability recognized in the balance sheet			(15,280,000)	(16,023,000)
Accumulated benefit obligation for the combined plans			45,100,000	42,400,000
Accumulated Other Comprehensive Loss
Initial net asset (obligation)			0	0
Prior service credit (cost)			0	0
Net loss			15,468,000	14,365,000
Accumulated other comprehensive loss			15,468,000	14,365,000
Actuarial assumptions
Discount rate for projected benefit obligation			4.00%	4.50%	5.30%
Discount rate for pension costs			4.50%	5.30%	5.95%
Expected long-term average return on plan assets			7.50%	7.50%	7.50%
Net periodic benefit costs
Service cost	29,000	0	101,000	98,000	92,000
Interest cost	440,000	467,000	1,850,000	1,931,000	2,014,000
Expected return on plan assets	(513,000)	(504,000)	(2,008,000)	(2,028,000)	(1,818,000)
Amortization of loss	234,000	200,000	807,000	269,000	203,000
Net periodic benefit expense	190,000	163,000	750,000	270,000	491,000
Pension assets
Target Allocation			100.00%	100.00%
Actual Allocation			100.00%	100.00%
Weighted Average Expected Long-Term Rate of Return			7.30%	7.30%
Plan assets measured at fair value on a recurring basis [Abstract]
Fair value of plan assets			29,780,000	26,377,000	26,929,000
Pension contributions			2,600,000	2,000,000
Expected cash contributions			1,100,000
Benefit plan payments
2013			1,956,000
2014			2,029,000
2015			2,111,000
2016			2,211,000
2017			2,315,000
2018-2022			13,117,000
Projected benefit obligation relating to unfunded plan			349,000	354,000
Supplemental Executive Retirement Plan expense			14,000	17,000	18,000
Fair Value [Member] | Fair Value, Measurements, Recurring [Member]
Change in plan assets [Roll Forward]
Fair value of plan assets at end of year			29,780,000	26,377,000
Funded status and financial position:
Fair value of plan assets			29,780,000	26,377,000
Plan assets measured at fair value on a recurring basis [Abstract]
Fair value of plan assets			29,780,000	26,377,000
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fair Value, Measurements, Recurring [Member]
Change in plan assets [Roll Forward]
Fair value of plan assets at end of year			15,474,000	13,833,000
Funded status and financial position:
Fair value of plan assets			15,474,000	13,833,000
Plan assets measured at fair value on a recurring basis [Abstract]
Fair value of plan assets			15,474,000	13,833,000
Significant Other Observable Inputs (Level 2) [Member] | Fair Value, Measurements, Recurring [Member]
Change in plan assets [Roll Forward]
Fair value of plan assets at end of year			14,306,000	12,544,000
Funded status and financial position:
Fair value of plan assets			14,306,000	12,544,000
Plan assets measured at fair value on a recurring basis [Abstract]
Fair value of plan assets			14,306,000	12,544,000
Significant Unobservable Inputs (Level 3) [Member] | Fair Value, Measurements, Recurring [Member]
Change in plan assets [Roll Forward]
Fair value of plan assets at end of year			0	0
Funded status and financial position:
Fair value of plan assets			0	0
Plan assets measured at fair value on a recurring basis [Abstract]
Fair value of plan assets			0	0
U.S. Large Cap Funds [Member]
Pension assets
Target Allocation			25.00%	25.00%
Actual Allocation			21.90%	21.90%
Weighted Average Expected Long-Term Rate of Return			2.00%	2.00%
U.S. Large Cap Funds [Member] | Fair Value [Member] | Fair Value, Measurements, Recurring [Member]
Change in plan assets [Roll Forward]
Fair value of plan assets at end of year			6,530,000	5,793,000
Funded status and financial position:
Fair value of plan assets			6,530,000	5,793,000
Plan assets measured at fair value on a recurring basis [Abstract]
Fair value of plan assets			6,530,000	5,793,000
U.S. Large Cap Funds [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fair Value, Measurements, Recurring [Member]
Change in plan assets [Roll Forward]
Fair value of plan assets at end of year			6,530,000	5,793,000
Funded status and financial position:
Fair value of plan assets			6,530,000	5,793,000
Plan assets measured at fair value on a recurring basis [Abstract]
Fair value of plan assets			6,530,000	5,793,000
U.S. Large Cap Funds [Member] | Significant Other Observable Inputs (Level 2) [Member] | Fair Value, Measurements, Recurring [Member]
Change in plan assets [Roll Forward]
Fair value of plan assets at end of year			0	0
Funded status and financial position:
Fair value of plan assets			0	0
Plan assets measured at fair value on a recurring basis [Abstract]
Fair value of plan assets			0	0
U.S. Large Cap Funds [Member] | Significant Unobservable Inputs (Level 3) [Member] | Fair Value, Measurements, Recurring [Member]
Change in plan assets [Roll Forward]
Fair value of plan assets at end of year			0	0
Funded status and financial position:
Fair value of plan assets			0	0
Plan assets measured at fair value on a recurring basis [Abstract]
Fair value of plan assets			0	0
U.S. Mid Cap Funds [Member]
Pension assets
Target Allocation			5.00%	5.00%
Actual Allocation			8.00%	7.90%
Weighted Average Expected Long-Term Rate of Return			0.50%	0.50%
U.S. Mid Cap Funds [Member] | Fair Value [Member] | Fair Value, Measurements, Recurring [Member]
Change in plan assets [Roll Forward]
Fair value of plan assets at end of year			2,380,000	2,087,000
Funded status and financial position:
Fair value of plan assets			2,380,000	2,087,000
Plan assets measured at fair value on a recurring basis [Abstract]
Fair value of plan assets			2,380,000	2,087,000
U.S. Mid Cap Funds [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fair Value, Measurements, Recurring [Member]
Change in plan assets [Roll Forward]
Fair value of plan assets at end of year			1,173,000	1,032,000
Funded status and financial position:
Fair value of plan assets			1,173,000	1,032,000
Plan assets measured at fair value on a recurring basis [Abstract]
Fair value of plan assets			1,173,000	1,032,000
U.S. Mid Cap Funds [Member] | Significant Other Observable Inputs (Level 2) [Member] | Fair Value, Measurements, Recurring [Member]
Change in plan assets [Roll Forward]
Fair value of plan assets at end of year			1,207,000	1,055,000
Funded status and financial position:
Fair value of plan assets			1,207,000	1,055,000
Plan assets measured at fair value on a recurring basis [Abstract]
Fair value of plan assets			1,207,000	1,055,000
U.S. Mid Cap Funds [Member] | Significant Unobservable Inputs (Level 3) [Member] | Fair Value, Measurements, Recurring [Member]
Change in plan assets [Roll Forward]
Fair value of plan assets at end of year			0	0
Funded status and financial position:
Fair value of plan assets			0	0
Plan assets measured at fair value on a recurring basis [Abstract]
Fair value of plan assets			0	0
U.S. Small Cap Funds [Member]
Pension assets
Target Allocation			3.00%	3.00%
Actual Allocation			3.20%	3.10%
Weighted Average Expected Long-Term Rate of Return			0.30%	0.30%
U.S. Small Cap Funds [Member] | Fair Value [Member] | Fair Value, Measurements, Recurring [Member]
Change in plan assets [Roll Forward]
Fair value of plan assets at end of year			938,000	812,000
Funded status and financial position:
Fair value of plan assets			938,000	812,000
Plan assets measured at fair value on a recurring basis [Abstract]
Fair value of plan assets			938,000	812,000
U.S. Small Cap Funds [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fair Value, Measurements, Recurring [Member]
Change in plan assets [Roll Forward]
Fair value of plan assets at end of year			468,000	393,000
Funded status and financial position:
Fair value of plan assets			468,000	393,000
Plan assets measured at fair value on a recurring basis [Abstract]
Fair value of plan assets			468,000	393,000
U.S. Small Cap Funds [Member] | Significant Other Observable Inputs (Level 2) [Member] | Fair Value, Measurements, Recurring [Member]
Change in plan assets [Roll Forward]
Fair value of plan assets at end of year			470,000	419,000
Funded status and financial position:
Fair value of plan assets			470,000	419,000
Plan assets measured at fair value on a recurring basis [Abstract]
Fair value of plan assets			470,000	419,000
U.S. Small Cap Funds [Member] | Significant Unobservable Inputs (Level 3) [Member] | Fair Value, Measurements, Recurring [Member]
Change in plan assets [Roll Forward]
Fair value of plan assets at end of year			0	0
Funded status and financial position:
Fair value of plan assets			0	0
Plan assets measured at fair value on a recurring basis [Abstract]
Fair value of plan assets			0	0
International Equity [Member]
Pension assets
Target Allocation			15.00%	15.00%
Actual Allocation			14.60%	15.20%
Weighted Average Expected Long-Term Rate of Return			1.60%	1.60%
International Equity [Member] | Fair Value [Member] | Fair Value, Measurements, Recurring [Member]
Change in plan assets [Roll Forward]
Fair value of plan assets at end of year			4,364,000	3,996,000
Funded status and financial position:
Fair value of plan assets			4,364,000	3,996,000
Plan assets measured at fair value on a recurring basis [Abstract]
Fair value of plan assets			4,364,000	3,996,000
International Equity [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fair Value, Measurements, Recurring [Member]
Change in plan assets [Roll Forward]
Fair value of plan assets at end of year			4,364,000	3,996,000
Funded status and financial position:
Fair value of plan assets			4,364,000	3,996,000
Plan assets measured at fair value on a recurring basis [Abstract]
Fair value of plan assets			4,364,000	3,996,000
International Equity [Member] | Significant Other Observable Inputs (Level 2) [Member] | Fair Value, Measurements, Recurring [Member]
Change in plan assets [Roll Forward]
Fair value of plan assets at end of year			0	0
Funded status and financial position:
Fair value of plan assets			0	0
Plan assets measured at fair value on a recurring basis [Abstract]
Fair value of plan assets			0	0
International Equity [Member] | Significant Unobservable Inputs (Level 3) [Member] | Fair Value, Measurements, Recurring [Member]
Change in plan assets [Roll Forward]
Fair value of plan assets at end of year			0	0
Funded status and financial position:
Fair value of plan assets			0	0
Plan assets measured at fair value on a recurring basis [Abstract]
Fair value of plan assets			0	0
Fixed Income [Member]
Pension assets
Target Allocation			45.00%	45.00%
Actual Allocation			45.20%	45.00%
Weighted Average Expected Long-Term Rate of Return			2.30%	2.30%
Other Investments [Member]
Pension assets
Target Allocation			7.00%	7.00%
Actual Allocation			7.10%	6.90%
Weighted Average Expected Long-Term Rate of Return			0.60%	0.60%
Domestic Bond Funds [Member] | Fair Value [Member] | Fair Value, Measurements, Recurring [Member]
Change in plan assets [Roll Forward]
Fair value of plan assets at end of year			13,460,000	11,863,000
Funded status and financial position:
Fair value of plan assets			13,460,000	11,863,000
Plan assets measured at fair value on a recurring basis [Abstract]
Fair value of plan assets			13,460,000	11,863,000
Domestic Bond Funds [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fair Value, Measurements, Recurring [Member]
Change in plan assets [Roll Forward]
Fair value of plan assets at end of year			1,520,000	1,317,000
Funded status and financial position:
Fair value of plan assets			1,520,000	1,317,000
Plan assets measured at fair value on a recurring basis [Abstract]
Fair value of plan assets			1,520,000	1,317,000
Domestic Bond Funds [Member] | Significant Other Observable Inputs (Level 2) [Member] | Fair Value, Measurements, Recurring [Member]
Change in plan assets [Roll Forward]
Fair value of plan assets at end of year			11,940,000	10,546,000
Funded status and financial position:
Fair value of plan assets			11,940,000	10,546,000
Plan assets measured at fair value on a recurring basis [Abstract]
Fair value of plan assets			11,940,000	10,546,000
Domestic Bond Funds [Member] | Significant Unobservable Inputs (Level 3) [Member] | Fair Value, Measurements, Recurring [Member]
Change in plan assets [Roll Forward]
Fair value of plan assets at end of year			0	0
Funded status and financial position:
Fair value of plan assets			0	0
Plan assets measured at fair value on a recurring basis [Abstract]
Fair value of plan assets			0	0
Commodity Funds [Member] | Fair Value [Member] | Fair Value, Measurements, Recurring [Member]
Change in plan assets [Roll Forward]
Fair value of plan assets at end of year			1,419,000	1,302,000
Funded status and financial position:
Fair value of plan assets			1,419,000	1,302,000
Plan assets measured at fair value on a recurring basis [Abstract]
Fair value of plan assets			1,419,000	1,302,000
Commodity Funds [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fair Value, Measurements, Recurring [Member]
Change in plan assets [Roll Forward]
Fair value of plan assets at end of year			1,419,000	1,302,000
Funded status and financial position:
Fair value of plan assets			1,419,000	1,302,000
Plan assets measured at fair value on a recurring basis [Abstract]
Fair value of plan assets			1,419,000	1,302,000
Commodity Funds [Member] | Significant Other Observable Inputs (Level 2) [Member] | Fair Value, Measurements, Recurring [Member]
Change in plan assets [Roll Forward]
Fair value of plan assets at end of year			0	0
Funded status and financial position:
Fair value of plan assets			0	0
Plan assets measured at fair value on a recurring basis [Abstract]
Fair value of plan assets			0	0
Commodity Funds [Member] | Significant Unobservable Inputs (Level 3) [Member] | Fair Value, Measurements, Recurring [Member]
Change in plan assets [Roll Forward]
Fair value of plan assets at end of year			0	0
Funded status and financial position:
Fair value of plan assets			0	0
Plan assets measured at fair value on a recurring basis [Abstract]
Fair value of plan assets			0	0
Cash and Equivalents [Member] | Fair Value [Member] | Fair Value, Measurements, Recurring [Member]
Change in plan assets [Roll Forward]
Fair value of plan assets at end of year			689,000	524,000
Funded status and financial position:
Fair value of plan assets			689,000	524,000
Plan assets measured at fair value on a recurring basis [Abstract]
Fair value of plan assets			689,000	524,000
Cash and Equivalents [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fair Value, Measurements, Recurring [Member]
Change in plan assets [Roll Forward]
Fair value of plan assets at end of year			0	0
Funded status and financial position:
Fair value of plan assets			0	0
Plan assets measured at fair value on a recurring basis [Abstract]
Fair value of plan assets			0	0
Cash and Equivalents [Member] | Significant Other Observable Inputs (Level 2) [Member] | Fair Value, Measurements, Recurring [Member]
Change in plan assets [Roll Forward]
Fair value of plan assets at end of year			689,000	524,000
Funded status and financial position:
Fair value of plan assets			689,000	524,000
Plan assets measured at fair value on a recurring basis [Abstract]
Fair value of plan assets			689,000	524,000
Cash and Equivalents [Member] | Significant Unobservable Inputs (Level 3) [Member] | Fair Value, Measurements, Recurring [Member]
Change in plan assets [Roll Forward]
Fair value of plan assets at end of year			0	0
Funded status and financial position:
Fair value of plan assets			0	0
Plan assets measured at fair value on a recurring basis [Abstract]
Fair value of plan assets			$ 0	$ 0

DEFINED CONTRIBUTION PLANS (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Contribution Plans Disclosure [Abstract]
Employer matching contribution (in hundredths)	50.00%
Employee contributions for most members (in hundredths)	6.00%
Defined contribution plan exception of matching (in hundredths)	25.00%
Contribution made by employer	$ 2.1	$ 2.1	$ 0.7

PENSION PLANS (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 30, 2013 pension_plan	Mar. 31, 2012	Dec. 31, 2012 pension_plan	Dec. 31, 2011	Dec. 31, 2010
Compensation and Retirement Disclosure [Abstract]
Number of separate pension plans	2		2
Net periodic benefit costs
Service cost	$ 29	$ 0	$ 101	$ 98	$ 92
Interest cost	440	467	1,850	1,931	2,014
Expected return on plan assets	(513)	(504)	(2,008)	(2,028)	(1,818)
Amortization of loss	234	200	807	269	203
Net periodic benefit expense	$ 190	$ 163	$ 750	$ 270	$ 491

COMMITMENTS AND CONTINGENCIES (Details) (USD $)	3 Months Ended	12 Months Ended				3 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 30, 2013	Mar. 30, 2013 Warranty claims [Member]	Mar. 31, 2012 Warranty claims [Member]	Dec. 31, 2012 Warranty claims [Member]	Dec. 31, 2011 Warranty claims [Member]	Dec. 31, 2010 Warranty claims [Member]	Dec. 31, 2012 Multiemployer Pension Plan [Member]
Loss Contingencies [Line Items]
Future minimum rental obligations for non-cancellable lease		$ 112,700,000
Lease Obligations [Abstract]
2013		18,861,000
2014		17,290,000
2015		14,935,000
2016		12,033,000
2017		10,735,000
Thereafter		38,844,000
Sublease Income [Abstract]
2013		445,000
2014		454,000
2015		463,000
2016		472,000
2017		481,000
Thereafter		3,650,000
Total rental expenses		26,000,000	24,600,000	24,600,000
Indemnification [Abstract]
Receivable related to indemnification	3,600,000	3,400,000	3,600,000		3,300,000
Current liabilities	400,000	400,000	400,000		400,000
Long-term liabilities	3,200,000	3,000,000	3,200,000		2,900,000
Product claim liabilities	193,000	218,000	193,000		146,000
Multiemployer pension plan withdrawal liability	2,854,000	2,615,000	2,854,000		2,552,000
Other	572,000	578,000	572,000		587,000
Liabilities for contingency	3,619,000	3,411,000	3,619,000		3,285,000
Quarterly contribution to pension fund through 2018											100,000
Warranty claims [Abstract]
Warranty liabilities, Current	7,677,000	8,336,000	7,677,000		7,915,000
Warranty liabilities , Noncurrent	30,935,000	29,534,000	30,935,000		29,793,000
Change in the Company's warranty liabilities [Roll Forward]
Balance, beginning of period						37,870,000	38,612,000	38,612,000	41,780,000	43,398,000
Warranty expense during period						2,519,000	2,570,000	11,034,000	7,359,000	11,364,000
Settlements made during period						(2,681,000)	(2,402,000)	(11,776,000)	(10,527,000)	(12,982,000)
Balance, end of period						37,708,000	38,780,000	37,870,000	38,612,000	41,780,000
Environmental [Abstract]
Environmental remediation estimate	1,800,000		1,800,000
Incremental environmental remediation expense	1,600,000
Environmental liability within current liabilities	500,000	300,000	500,000		300,000
Environmental liability within other long-term liabilities	1,300,000	1,500,000	1,300,000		1,500,000
Increase in estimated claim reserves		$ 400,000

ACCRUED EXPENSES AND OTHER LONG-TERM LIABILITIES (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 30, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accrued expenses [Abstract]
Insurance	$ 3,359,000		$ 3,499,000	$ 3,229,000
Employee compensation and benefits	6,278,000		5,745,000	6,270,000
Sales and marketing	24,155,000		23,939,000	23,282,000
Product warranty	7,915,000		8,336,000	7,677,000
Accrued freight	1,655,000		890,000	498,000
Accrued interest	15,937,000		30,465,000	34,183,000
Accrued environmental liability	470,000		473,000	708,000
Accrued pension	1,141,000		1,141,000	2,577,000
Accrued sales returns and discounts	3,071,000		2,201,000	1,782,000
Accrued taxes	4,349,000		3,035,000	2,093,000
Other	11,588,000		14,194,000	8,582,000
Accrued expenses	79,918,000		93,918,000	90,881,000
Other long-term liabilities [Abstract]
Insurance	1,883,000		1,593,000	1,642,000
Pension liabilities	13,817,000		14,139,000	13,446,000
Multi-employer pension withdrawal liability	2,552,000		2,615,000	2,854,000
Product warranty	29,793,000		29,534,000	30,935,000
Long-term product claim liability	146,000		218,000	193,000
Long-term environmental liability	1,824,000		1,824,000	1,750,000
Liabilities for tax uncertainties	3,248,000		3,454,000	3,546,000
Other	7,456,000		7,267,000	3,362,000
Fair value of earnout liability	60,719,000		60,644,000	57,728,000
Long term incentive plan expense	500,000	500,000	1,900,000	900,000
Long term incentive plan liabilities	3,300,000		2,800,000	900,000
Long term incentive plane, other current liabilities	900,000		0
Long term incentive plane, other long-term liabilities	2,400,000		2,800,000
Cash payments on restructuring liabilities	500,000	0	1,200,000	400,000	2,600,000
Retention payments accrued within accrued expenses				$ 3,700,000

RESTRUCTURING (Details) (USD $)	0 Months Ended	12 Months Ended			38 Months Ended
	Apr. 02, 2009 facility	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011
Restructuring Cost and Reserve [Line Items]
Restructuring charges		$ 0	$ 0	$ 214,000	$ 5,400,000
Vinyl siding manufacturing facilities	3
Pre-tax exit costs	2,000,000
Personnel-related costs [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges					1,000,000
Pre-tax exit costs	900,000
Other facilities-related costs [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges					4,400,000
Pre-tax exit costs	1,000,000
Lease [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges					4,000,000
Contract terminations [Member]
Restructuring Cost and Reserve [Line Items]
Pre-tax exit costs	100,000
Siding, Fencing and Stone [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges		0	0	112,000
Windows and Doors [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges		0	0	102,000
Restructuring and Related Cost, Incurred Cost				$ 111,000

INCOME TAXES (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 30, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of components of earnings (loss) before provision (benefit) for income taxes [Abstract]
Domestic			$ (37,675,000)	$ (86,538,000)	$ 23,927,000
Foreign			1,455,000	2,714,000	8,767,000
Income (loss) before provision for income taxes	(24,258,000)	(23,770,000)	(36,220,000)	(83,824,000)	32,694,000
Federal [Abstract]
Current			0	(6,617,000)	83,000
Deferred			835,000	6,640,000	1,331,000
Total federal income taxes			835,000	23,000	1,414,000
State [Abstract]
Current			2,461,000	654,000	1,526,000
Deferred			(146,000)	(847,000)	(350,000)
Total state income taxes			2,315,000	(193,000)	1,176,000
Foreign [Abstract]
Current			(653,000)	353,000	1,815,000
Deferred			338,000	500,000	622,000
Total foreign income taxes			(315,000)	853,000	2,437,000
Total	3,849,000	1,872,000	2,835,000	683,000	5,027,000
Effective income tax rate (in hundredths)	16.70%		7.80%	0.80%	15.40%
Estimated effective income tax rate including discrete items	15.90%
Tax expense	3,800,000
Reconciliation of federal statutory income tax rate to the effective tax rate [Abstract]
Income tax provision (benefit) at the federal statutory rate			(12,677,000)	(29,338,000)	11,443,000
Net change from statutory rate [Abstract]
Valuation allowance			16,073,000	38,939,000	(28,692,000)
Federal impact of cancellation of debt income			0	0	17,667,000
State impact of cancellation of debt income			0	0	2,646,000
Federal net operating loss adjustment			0	0	2,581,000
State income tax benefit, net of federal income tax benefit and goodwill impairment in 2009			(919,000)	(1,936,000)	(766,000)
Taxes at non U.S. statutory rate			194,000	76,000	(153,000)
Additional provisions/reversals of uncertain tax positions			(92,000)	(6,287,000)	342,000
Canadian rate differential			(171,000)	(254,000)	(592,000)
Other, net			427,000	(517,000)	551,000
Total	3,849,000	1,872,000	2,835,000	683,000	5,027,000
Deferred tax assets:
Accounts receivable			1,291,000	1,397,000
Insurance reserves			1,876,000	1,832,000
Warranty reserves			11,937,000	11,668,000
Pension accrual			6,628,000	6,413,000
Deferred compensation			2,028,000	683,000
Inventories			3,474,000	3,100,000
Federal, net operating loss carry-forwards			80,268,000	76,789,000
State net operating loss carry-forwards			11,875,000	11,380,000
Interest			4,573,000	4,636,000
Other assets, net			5,780,000	5,172,000
Valuation allowance			(66,279,000)	(49,780,000)
Total deferred tax assets			63,451,000	73,290,000
Deferred tax liabilities:
Deferred Tax Liabilities, Prepaid Pension Costs			(514,000)	0
Property and equipment, net			(14,260,000)	(17,517,000)
Intangible assets, net			(32,276,000)	(39,912,000)
Deferred financing			(16,709,000)	(14,995,000)
Other liabilities, net			(1,588,000)	(1,935,000)
Total deferred tax liabilities			(65,347,000)	(74,359,000)
Net deferred tax liability			$ (1,896,000)	$ (1,069,000)

INCOME TAXES - Cancellation Of Indetedness (Details) (USD $)	12 Months Ended			0 Months Ended				1 Months Ended	12 Months Ended		1 Months Ended
	Dec. 31, 2012	Dec. 31, 2010	Dec. 31, 2009	Feb. 16, 2012 Senior Notes [Member] Eight Point Two Five Senior Secured Notes due 2018 [Member]	Feb. 16, 2012 8.25% senior secured notes due 2018 [Member]	Dec. 31, 2012 8.25% senior secured notes due 2018 [Member]	Feb. 11, 2011 8.25% senior secured notes due 2018 [Member]	Feb. 28, 2010 9% Senior Subordinated Notes [Member]	Dec. 31, 2010 9% Senior Subordinated Notes [Member]	Dec. 31, 2009 9% Senior Subordinated Notes [Member]	Feb. 28, 2010 9% Senior Subordinated Notes [Member] Affiliates of Ply Gem Prime's controlling stockholders [Member]
Debt Instrument [Line Items]
Debt instrument, face amount				$ 40,000,000	$ 40,000,000		$ 800,000,000			$ 281,400,000
Proceeds from issuance of long-term debt				34,000,000	34,000,000
Interest rate on debt (in hundredths)					8.25%	8.25%	8.25%			9.00%
Cancellation of indebtedness income									35,300,000	121,500,000
Extinguishment of debt								218,800,000
Equity issued in exchange of debt								114,900,000
Redemption of debt								141,200,000			62,500,000
Deferral period of CODI for debt acquired in 2009			5 years
Period over which deferred CODI will be included in taxable income for debt acquired in 2009			5 years
Deferral period of CODI for debt acquired in 2010		4 years
Period over which deferred CODI will be included in taxable income for debt acquired in 2010	4 years
Tax deductible portion of original issue discount				$ 0

INCOME TAXES - Valuation Allowance (Details) (USD $)	Mar. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Federal [Member]	Dec. 31, 2011 Federal [Member]	Dec. 31, 2012 State [Member]	Dec. 31, 2011 State [Member]
Valuation Allowance [Line Items]
Increase (decrease) in valuation allowance				$ 14,700,000	$ 40,200,000	$ 1,800,000	$ 1,300,000
Goodwill		18,700,000	13,400,000
Deferred tax liability related to goodwill		4,400,000	3,500,000
Book goodwill not amortized	19,300,000
Deferred tax liabilitiy resulting from goodwill	$ 5,500,000

INCOME TAXES - Other Tax Considerations (Details) (USD $)	12 Months Ended
	Mar. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Examination [Line Items]
Decrease in tax contingency reserve	$ 200,000
Accumulated foreign earnings in Canada	21,300,000	23,400,000
Tax uncertainties [Abstract]
Unrecognized tax benefits that would impact effective tax rate		3,500,000
Liabilities for tax uncertainties	3,248,000	3,454,000	3,546,000
Interest on uncertain tax positions		900,000	800,000
Rollforward of gross tax contingencies [Abstract]
Balance at beginning of period		12,710,000	18,704,000
Additions based on tax positions related to current year		604,000	274,000
Additions for tax positions of prior years		1,033,000	0
Reductions for tax positions of prior years		(545,000)	0
Settlement or lapse of applicable statutes		(891,000)	(6,268,000)
Unrecognized tax benefits at ending of period		12,911,000	12,710,000
Reversal of unrecognized tax benefits, statute of limitations expiration		600,000
Reversal of unrecognized tax benefits, audit settlement		900,000
Open tax years		2008 through 2012.
Tax contingency reserves expected to reverse in next twelve months		500,000
Federal [Member]
Income Tax Examination [Line Items]
Net operating loss carry-forwards		229,300,000
Net operating loss carry-forwards, expiration dates		begin to expire in 2028
State [Member]
Income Tax Examination [Line Items]
Net operating loss carry-forwards		245,800,000
Income Tax Reconciliation, Income Tax Expense (Benefit), at Federal Statutory Income Tax Rate		11,900,000
Valuation allowance for deferred tax asset associated with NOL carry-forwards		$ 9,100,000

STOCK-BASED COMPENSATION (Details) (USD $)	3 Months Ended	12 Months Ended				3 Months Ended	12 Months Ended
	Mar. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Feb. 24, 2006 stock_option	Mar. 30, 2013 Stock Options [Member]	Dec. 31, 2012 Stock Options [Member]	Dec. 11, 2012 Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ply Gem Investment Holdings to Ply Gem Prime Holdings conversion ratio					1
Options vesting period		5 years
Weighted average fair value of options granted		$ 40.11	$ 35.07	$ 24.69
Weighted average assumptions used:
Expected volatility (in hundredths)		46.00%	46.00%	30.00%
Expected term (in years)		5 years	3 years 7 months 24 days	5 years
Risk-free interest rate (in hundredths)		0.64%	0.91%	2.42%
Expected dividend yield (in hundredths)		0.00%	0.00%	0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Stock options outstanding at beginning of period (in shares)						524,344	502,844
Granted						0	26,000
Forfeited or expired (in shares)						(1,500)	(4,500)
Stock options outstanding at end of period (in shares)						522,844	524,344
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Weighted average exercise price at beginning of period (in dollars per share)						$ 70.16	$ 68.57	$ 100
Weighted average exercise price at end of period (in dollars per share)						$ 70.33	$ 70.16	$ 100
Weighted average remaining contractual term		5 years 11 months 12 days	6 years 9 months			5 years 8 months 12 days	5 years 11 months 12 days
Vested options (in shares)	156,994	158,494
Vesting percentage (in hundredths)	100.00%	100.00%
Total unrecognized compensation expense	$ 4,200,000	$ 4,600,000
Weighted average recognition period of unrecognized compensation expense	2 years 8 months 27 days	2 years 11 months 15 days
Compensation expense		$ 1,700,000	$ 400,000	$ 200,000

STOCK-BASED COMPENSATION - Other Share-Based Compensation (Details) (USD $)	12 Months Ended						12 Months Ended			3 Months Ended	12 Months Ended	1 Months Ended			3 Months Ended	12 Months Ended	1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 30, 2013	Mar. 31, 2012	Sep. 29, 2006	Dec. 31, 2011 Phantom Share Units (PSUs) [Member]	Dec. 31, 2010 Phantom Share Units (PSUs) [Member]	Dec. 31, 2012 Phantom Share Units (PSUs) [Member]	Mar. 30, 2013 Ply Gem Prime [Member]	Dec. 31, 2012 Ply Gem Prime [Member]	Jan. 31, 2012 January Award [Member] Restricted Stock [Member] member_of_board_of_directors	Dec. 31, 2012 December Award [Member] Restricted Stock [Member] member_of_board_of_directors	Jan. 31, 2012 Board of Directors [Member] January Award [Member] Restricted Stock [Member]	Mar. 31, 2012 Board of Directors [Member] January Award [Member] Restricted Stock [Member]	Dec. 31, 2012 Board of Directors [Member] January Award [Member] Restricted Stock [Member]	Dec. 31, 2012 Board of Directors [Member] December Award [Member] Restricted Stock [Member]	Mar. 30, 2013 Board of Directors [Member] December Award [Member] Restricted Stock [Member]	Dec. 31, 2012 Board of Directors [Member] December Award [Member] Restricted Stock [Member]
Subsidiary or Equity Method Investee [Line Items]
Common stock annual vesting percentage (in hundreths)	20.00%
Repurchase price per share under put right formula						$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Common Stock Shares Owned by Management beginning balance (in shares)	100	100		100	100					454,672,000	452,872,000
Shares issued (in shares)										0	1,800,000
Shares repurchased (in shares)										0	0
Common Stock Shares Owned by Management ending balance (in shares)	100	100	100	100	100					454,672,000	454,672,000
Restricted Stock [Abstract]
Restricted shares														600			600
Independent members of the Board of Directors receiving award												3	3
Time period over which award will be expensed																	12 years
Compensation expense	$ 1,700,000	$ 400,000	$ 200,000												$ 45,000	$ 180,000		$ 45,000	$ 10,000
Phantom stock [Abstract]
Valuation multiplier for phantom common stock units (usd per share)									$ 10
Interest, at an annual rate (in hundredths)							10.00%		10.00%
Payment made for phantom stocks							$ 2,300,000	$ 2,100,000

SEGMENT INFORMATION (Details) (USD $)	3 Months Ended									12 Months Ended
	Mar. 30, 2013 segment	Dec. 31, 2012	Sep. 29, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Oct. 01, 2011	Jul. 02, 2011	Apr. 02, 2011	Dec. 31, 2012 segment	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Reportable segments	2									2
Net sales	$ 257,097,000	$ 268,643,000	$ 306,193,000	$ 307,289,000	$ 239,176,000	$ 242,370,000	$ 297,889,000	$ 294,491,000	$ 200,107,000	$ 1,121,301,000	$ 1,034,857,000	$ 995,906,000
Operating earnings (loss)	(572,000)				1,203,000					70,020,000	44,931,000	56,830,000
Interest expense, net										103,042,000	101,384,000	122,833,000
Depreciation and amortization expense	9,715,000				13,317,000					52,277,000	54,020,000	60,718,000
Income tax expense (benefit)	3,849,000				1,872,000					2,835,000	683,000	5,027,000
Capital expenditures										24,646,000	11,490,000	11,105,000
Total assets	906,116,000	881,850,000				892,912,000				881,850,000	892,912,000
Canadian sales, net										70,000,000
Percentage of other subsidiaries sales to total sales (in hundredths, less than 1%)										1.00%
Siding, Fencing and Stone [Member]
Segment Reporting Information [Line Items]
Net sales	137,725,000				142,787,000					658,045,000	639,290,000	604,406,000
Operating earnings (loss)	17,114,000				15,949,000					110,456,000	90,849,000	92,612,000
Interest expense, net										(47,000)	(83,000)	(121,000)
Depreciation and amortization expense										22,616,000	23,634,000	27,614,000
Capital expenditures										11,219,000	6,776,000	5,928,000
Total assets	586,339,000	558,501,000				579,195,000				558,501,000	579,195,000
Windows and Doors [Member]
Segment Reporting Information [Line Items]
Net sales	119,372,000				96,389,000					463,256,000	395,567,000	391,500,000
Operating earnings (loss)	(12,096,000)				(10,396,000)					(20,565,000)	(31,134,000)	(19,410,000)
Interest expense, net										(18,000)	(13,000)	90,000
Depreciation and amortization expense										29,490,000	30,217,000	32,936,000
Capital expenditures										12,617,000	4,651,000	5,177,000
Total assets	277,836,000	271,650,000				273,909,000				271,650,000	273,909,000
Unallocated [Member]
Segment Reporting Information [Line Items]
Operating earnings (loss)	(5,590,000)				(4,350,000)					(19,871,000)	(14,784,000)	(16,372,000)
Interest expense, net										103,107,000	101,480,000	122,864,000
Depreciation and amortization expense										171,000	169,000	168,000
Income tax expense (benefit)										2,835,000	683,000	5,027,000
Capital expenditures										810,000	63,000	0
Total assets	$ 41,941,000	$ 51,699,000				$ 39,808,000				$ 51,699,000	$ 39,808,000

RELATED PARTY TRANSACTIONS (Details) (USD $)	12 Months Ended				3 Months Ended			12 Months Ended				1 Months Ended	3 Months Ended	12 Months Ended	0 Months Ended		12 Months Ended					12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	May 06, 2013	Mar. 30, 2013 CI Capital Partners [Member]	Dec. 31, 2012 CI Capital Partners [Member]	Mar. 31, 2012 CI Capital Partners [Member]	Dec. 31, 2012 CI Capital Partners [Member]	Dec. 31, 2011 CI Capital Partners [Member]	Dec. 31, 2010 CI Capital Partners [Member]	Dec. 31, 2010 Affiliates of Ply Gem Prime's controlling stockholders [Member]	Jun. 30, 2010 Ply Gem Prime [Member]	Mar. 31, 2010 Ply Gem Prime [Member]	Dec. 31, 2010 Ply Gem Prime [Member]	Feb. 16, 2010 Ply Gem Industries [Member]	Feb. 16, 2010 Controlling Stockholder [Member]	Dec. 31, 2011 Management [Member]	Dec. 31, 2010 Management [Member]	Dec. 31, 2010 Former and Existing Management [Member]	Dec. 31, 2012 Chief Executive Officer [Member]	Dec. 31, 2012 Chief Financial Officer [Member]	Dec. 31, 2011 Former Management [Member]
Related Party Transaction [Line Items]
Percentage of EBITDA as annual fee								2.00%
Percentage of sale price as transaction fee, payable upon acquisition (in hundredths)								2.00%
Percentage of sale price as transaction fee, payable upon divestitures (in hundredths)								1.00%
Percentage of sale price as transaction fee, payable upon sale (in hundredths)								1.00%
Management fees					$ 200,000		$ 300,000	$ 2,500,000	$ 2,300,000	$ 2,500,000
Original term of General Advisory Agreement								10 years
Period of automatic consecutive extensions								1 year
Initial term of agreement						10 years		10 years
agreement termination fee					18,800,000
Exchange of long term debt for equity											218,800,000
Non-cash equity contribution by affiliate			114,929,000											114,900,000
Outstanding aggregate principal amount	58,991,000	348,684,000	141,191,000												141,200,000	62,500,000
Interest paid to related parties											9,800,000
Equity contribution			(2,428,000)															2,500,000
Cash paid for repurchase of equity																			4,200,000			300,000
Current liability in accrued expenses																		1,200,000
Cash paid for equity repurchase																	1,200,000
Tax payments on behalf of parent	0	0	1,532,000									1,500,000
Capital gain													13,300,000
Chief executive officer's term of employment	3 years
Retention payment																				2,000,000	700,000
Repurchase of common stock																				125,660
Issue of stock options																				150,000
Repurchase of common stock																				12,600,000
Officers' Compensation				$ 1,500,000

QUARTERLY RESULTS OF OPERATIONS (UNAUDITED) (Details) (USD $)	3 Months Ended											12 Months Ended
	Mar. 30, 2013	Dec. 31, 2012	Sep. 29, 2012		Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Oct. 01, 2011	Jul. 02, 2011	Apr. 02, 2011		Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Quarterly results of operations [Abstract]
Net sales	$ 257,097,000	$ 268,643,000	$ 306,193,000		$ 307,289,000	$ 239,176,000	$ 242,370,000	$ 297,889,000	$ 294,491,000	$ 200,107,000		$ 1,121,301,000	$ 1,034,857,000	$ 995,906,000
Gross profit	41,846,000	57,218,000	70,693,000		73,373,000	42,915,000	49,899,000	65,822,000	67,029,000	27,782,000		244,199,000	210,532,000	215,960,000
Net (loss) income	(28,107,000)	(15,007,000)	(3,673,000)	[1]	5,267,000	(25,642,000)	(15,220,000)	(458,000)	2,063,000	(70,892,000)	[2]	(39,055,000)	(84,507,000)	27,667,000
Basic and diluted earnings (loss) per common share	$ (281,070)	$ (150,070)	$ (36,730)		$ 52,670	$ (256,420)	$ (152,200)	$ (4,580)	$ 20,630	$ (708,920)		$ (390,550)	$ (845,070)	$ 276,670
Gain (loss) on modification or extinguishment of debt												3,607,000	27,863,000	(98,187,000)
Increase in environmental reserve							$ 1,600,000
Common stock [Member]
Quarterly results of operations [Abstract]
Weighted average common shares outstanding	100	100	100		100	100	100	100	100	100		100	100	100

[1]	The net loss for the quarter ended September 29, 2012 includes an approximate $3.6 million loss on modification or extinguishment of debt. See Note 4 for description of loss on debt modification and extinguishment.
[2]	The net loss for the quarter ended April 2, 2011 includes an approximate $27.9 million loss on modification or extinguishment of debt. See Note 4 for description of loss on debt modification and extinguishment.

SUBSEQUENT EVENT (Details)	Jul. 30, 2012 USD ($)	May 06, 2013 Subsequent event [Member] CAD	Apr. 09, 2013 Subsequent event [Member] CAD
Subsequent Event [Line Items]
Consideration paid in acquisition	$ 1,000,000	82,000,000	21,000,000

GUARANTOR/NON-GUARANTOR FINANCIAL INFORMATION, Condensed Consolidating Statements of Operations (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended											12 Months Ended
	Mar. 30, 2013	Dec. 31, 2012	Sep. 29, 2012		Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Oct. 01, 2011	Jul. 02, 2011	Apr. 02, 2011		Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS [Abstract]
Net sales	$ 257,097	$ 268,643	$ 306,193		$ 307,289	$ 239,176	$ 242,370	$ 297,889	$ 294,491	$ 200,107		$ 1,121,301	$ 1,034,857	$ 995,906
Cost of products sold	215,251					196,261						877,102	824,325	779,946
Gross profit	41,846	57,218	70,693		73,373	42,915	49,899	65,822	67,029	27,782		244,199	210,532	215,960
Operating expenses:
Selling, general and administrative expenses	38,216					34,993						147,242	138,912	130,460
Intercompany administrative charges	0					0						0	0	0
Amortization of intangible assets	4,202					6,719						26,937	26,689	27,099
Write-off of previously capitalized offering costs												0	0	1,571
Total operating expenses	42,418					41,712						174,179	165,601	159,130
Operating earnings	(572)					1,203						70,020	44,931	56,830
Foreign currency gain	(33)					68						409	492	510
Intercompany interest	0					0						0	0	0
Interest expense	(23,668)					(25,056)						(103,133)	(101,488)	(122,992)
Interest income	15					15						91	104	159
Gain (loss) on modification or extinguishment of debt												(3,607)	(27,863)	98,187
Intercompany administrative income	0					0						0	0	0
Income (loss) before equity in subsidiaries' income (loss)	(24,258)					(23,770)						(36,220)	(83,824)	32,694
Equity in subsidiaries' income (loss)	0					0						0	0	0
Income (loss) before provision for income taxes	(24,258)					(23,770)						(36,220)	(83,824)	32,694
Provision for income taxes	3,849					1,872						2,835	683	5,027
Net income (loss)	(28,107)	(15,007)	(3,673)	[1]	5,267	(25,642)	(15,220)	(458)	2,063	(70,892)	[2]	(39,055)	(84,507)	27,667
Other comprehensive income (loss):
Currency translation	(768)					663						835	(691)	1,639
Minimum pension liability for actuarial loss, net of tax												(1,103)	(6,600)	(740)
Comprehensive (loss) income	(28,875)					(24,979)						(39,323)	(91,798)	28,566
Guarantor Ply Gem Holdings, Inc. [Member]
CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS [Abstract]
Net sales	0					0						0	0	0
Cost of products sold	0					0						0	0	0
Gross profit	0					0						0	0	0
Operating expenses:
Selling, general and administrative expenses	0					0						0	0	0
Intercompany administrative charges	0					0						0	0	0
Amortization of intangible assets	0					0						0	0	0
Write-off of previously capitalized offering costs														0
Total operating expenses	0					0						0	0	0
Operating earnings	0					0						0	0	0
Foreign currency gain	0					0						0	0	0
Intercompany interest	0					0						0	0	0
Interest expense	0					0						0	0	0
Interest income	0					0						0	0	0
Gain (loss) on modification or extinguishment of debt												0	0	0
Intercompany administrative income	0					0						0	0	0
Income (loss) before equity in subsidiaries' income (loss)	0					0						0	0	0
Equity in subsidiaries' income (loss)	(28,107)					(25,642)						(39,055)	(84,507)	27,667
Income (loss) before provision for income taxes	(28,107)					(25,642)						(39,055)	(84,507)	27,667
Provision for income taxes	0					0						0	0	0
Net income (loss)	(28,107)					(25,642)						(39,055)	(84,507)	27,667
Other comprehensive income (loss):
Currency translation	0					0						0	0	0
Minimum pension liability for actuarial loss, net of tax												0	0	0
Comprehensive (loss) income	(28,107)					(25,642)						(39,055)	(84,507)	27,667
Issuer Ply Gem Industries, Inc. [Member]
CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS [Abstract]
Net sales	0					0						0	0	0
Cost of products sold	0					0						0	0	0
Gross profit	0					0						0	0	0
Operating expenses:
Selling, general and administrative expenses	5,590					4,290						19,871	14,748	14,765
Intercompany administrative charges	0					0						0	0	0
Amortization of intangible assets	0					60						0	36	36
Write-off of previously capitalized offering costs														1,571
Total operating expenses	5,590					4,350						19,871	14,784	16,372
Operating earnings	(5,590)					(4,350)						(19,871)	(14,784)	(16,372)
Foreign currency gain	0					0						0	0	0
Intercompany interest	21,075					25,682						102,729	102,729	106,899
Interest expense	(23,657)					(25,055)						(103,112)	(101,486)	(122,881)
Interest income	1					1						5	6	17
Gain (loss) on modification or extinguishment of debt												(3,607)	(27,863)	98,187
Intercompany administrative income	8,038					3,561						18,259	16,070	13,782
Income (loss) before equity in subsidiaries' income (loss)	(133)					(161)						(5,597)	(25,328)	79,632
Equity in subsidiaries' income (loss)	(27,974)					(25,481)						(33,458)	(59,179)	(52,648)
Income (loss) before provision for income taxes	(28,107)					(25,642)						(39,055)	(84,507)	26,984
Provision for income taxes	0					0						0	0	(683)
Net income (loss)	(28,107)					(25,642)						(39,055)	(84,507)	27,667
Other comprehensive income (loss):
Currency translation	0					0						0	0	0
Minimum pension liability for actuarial loss, net of tax												(673)	(3,091)	(292)
Comprehensive (loss) income	(28,107)					(25,642)						(39,728)	(87,598)	27,375
Guarantor Subsidiaries [Member]
CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS [Abstract]
Net sales	242,683					224,652						1,051,312	967,694	922,240
Cost of products sold	203,890					185,067						826,496	777,256	730,896
Gross profit	38,793					39,585						224,816	190,438	191,344
Operating expenses:
Selling, general and administrative expenses	28,727					26,936						112,073	109,061	101,767
Intercompany administrative charges	5,969					3,034						15,202	13,287	12,143
Amortization of intangible assets	4,202					6,659						26,937	26,653	27,063
Write-off of previously capitalized offering costs														0
Total operating expenses	38,898					36,629						154,212	149,001	140,973
Operating earnings	(105)					2,956						70,604	41,437	50,371
Foreign currency gain	0					0						0	0	0
Intercompany interest	(21,075)					(25,682)						(102,729)	(102,729)	(106,086)
Interest expense	(11)					0						(18)	(1)	(111)
Interest income	3					10						65	83	121
Gain (loss) on modification or extinguishment of debt												0	0	0
Intercompany administrative income	0					0						0	0	0
Income (loss) before equity in subsidiaries' income (loss)	(21,188)					(22,716)						(32,078)	(61,210)	(55,705)
Equity in subsidiaries' income (loss)	0					0						0	0	0
Income (loss) before provision for income taxes	(21,188)					(22,716)						(32,078)	(61,210)	(55,705)
Provision for income taxes	4,644					2,105						3,150	(170)	3,273
Net income (loss)	(25,832)					(24,821)						(35,228)	(61,040)	(58,978)
Other comprehensive income (loss):
Currency translation	0					0						0	0	0
Minimum pension liability for actuarial loss, net of tax												(430)	(3,509)	(448)
Comprehensive (loss) income	(25,832)					(24,821)						(35,658)	(64,549)	(59,426)
Non-Guarantor Subsidiary [Member]
CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS [Abstract]
Net sales	14,414					14,524						69,989	67,163	73,666
Cost of products sold	11,361					11,194						50,606	47,069	49,050
Gross profit	3,053					3,330						19,383	20,094	24,616
Operating expenses:
Selling, general and administrative expenses	3,899					3,767						15,298	15,103	13,928
Intercompany administrative charges	2,069					527						3,057	2,783	1,639
Amortization of intangible assets	0					0						0	0	0
Write-off of previously capitalized offering costs														0
Total operating expenses	5,968					4,294						18,355	17,886	15,567
Operating earnings	(2,915)					(964)						1,028	2,208	9,049
Foreign currency gain	(33)					68						409	492	510
Intercompany interest	0					0						0	0	(813)
Interest expense	0					(1)						(3)	(1)	0
Interest income	11					4						21	15	21
Gain (loss) on modification or extinguishment of debt												0	0	0
Intercompany administrative income	0					0						0	0	0
Income (loss) before equity in subsidiaries' income (loss)	(2,937)					(893)						1,455	2,714	8,767
Equity in subsidiaries' income (loss)	0					0						0	0	0
Income (loss) before provision for income taxes	(2,937)					(893)						1,455	2,714	8,767
Provision for income taxes	(795)					(233)						(315)	853	2,437
Net income (loss)	(2,142)					(660)						1,770	1,861	6,330
Other comprehensive income (loss):
Currency translation	(768)					663						835	(691)	1,639
Minimum pension liability for actuarial loss, net of tax												0	0	0
Comprehensive (loss) income	(2,910)					3						2,605	1,170	7,969
Consolidating Adjustments [Member]
CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS [Abstract]
Net sales	0					0						0	0	0
Cost of products sold	0					0						0	0	0
Gross profit	0					0						0	0	0
Operating expenses:
Selling, general and administrative expenses	0					0						0	0	0
Intercompany administrative charges	(8,038)					(3,561)						(18,259)	(16,070)	(13,782)
Amortization of intangible assets	0					0						0	0	0
Write-off of previously capitalized offering costs														0
Total operating expenses	(8,038)					(3,561)						(18,259)	(16,070)	(13,782)
Operating earnings	8,038					3,561						18,259	16,070	13,782
Foreign currency gain	0					0						0	0	0
Intercompany interest	0					0						0	0	0
Interest expense	0					0						0	0	0
Interest income	0					0						0	0	0
Gain (loss) on modification or extinguishment of debt												0	0	0
Intercompany administrative income	(8,038)					(3,561)						(18,259)	(16,070)	(13,782)
Income (loss) before equity in subsidiaries' income (loss)	0					0						0	0	0
Equity in subsidiaries' income (loss)	56,081					51,123						72,513	143,686	24,981
Income (loss) before provision for income taxes	56,081					51,123						72,513	143,686	24,981
Provision for income taxes	0					0						0	0	0
Net income (loss)	56,081					51,123						72,513	143,686	24,981
Other comprehensive income (loss):
Currency translation	0					0						0	0	0
Minimum pension liability for actuarial loss, net of tax												0	0	0
Comprehensive (loss) income	$ 56,081					$ 51,123						$ 72,513	$ 143,686	$ 24,981

[1]	The net loss for the quarter ended September 29, 2012 includes an approximate $3.6 million loss on modification or extinguishment of debt. See Note 4 for description of loss on debt modification and extinguishment.
[2]	The net loss for the quarter ended April 2, 2011 includes an approximate $27.9 million loss on modification or extinguishment of debt. See Note 4 for description of loss on debt modification and extinguishment.

GUARANTOR/NON-GUARANTOR FINANCIAL INFORMATION, Condensed Consolidating Balance Sheet (Details) (USD $)	Mar. 30, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current Assets:
Cash and cash equivalents	$ 11,162,000	$ 27,194,000	$ 20,197,000	$ 11,700,000	$ 17,498,000	$ 17,063,000
Accounts receivable, net	136,553,000	115,052,000		109,515,000
Inventories:
Raw materials	51,626,000	39,952,000		41,909,000
Work in process	25,205,000	20,931,000		24,286,000
Finished goods	45,879,000	39,409,000		38,610,000
Total inventory	122,710,000	100,292,000		104,805,000
Prepaid expenses and other current assets	16,061,000	15,384,000		13,272,000
Deferred income taxes	5,224,000	5,172,000		5,675,000
Total current assets	291,710,000	263,094,000		244,967,000
Investments in subsidiaries	0	0		0
Property and Equipment, at cost:
Land	3,737,000	3,737,000		3,737,000
Buildings and improvements	38,422,000	37,941,000		36,588,000
Machinery and equipment	299,242,000	293,275,000		272,120,000
Total property and equipment	341,401,000	334,953,000		312,445,000
Less accumulated depreciation	(241,050,000)	(235,848,000)		(212,600,000)
Total property and equipment, net	100,351,000	99,105,000		99,845,000
Other Assets:
Intangible assets, net	90,153,000	94,356,000		121,148,000
Goodwill	392,224,000	392,455,000		391,467,000
Deferred income taxes	2,871,000	2,981,000		3,121,000
Intercompany note receivable	0	0		0
Other	28,807,000	29,859,000		32,364,000
Total other assets	514,055,000	519,651,000		548,100,000
Total Assets	906,116,000	881,850,000		892,912,000
Accounts Payable, Current	79,582,000	67,797,000		50,090,000
Current Liabilities:
Accrued expenses	79,918,000	93,918,000		90,881,000
Total current liabilities	159,500,000	161,715,000		140,971,000
Deferred income taxes	13,002,000	10,049,000		9,865,000
Intercompany note payable	0	0		0
Other long-term liabilities	60,719,000	60,644,000		57,728,000
Long-term debt	1,016,256,000	964,384,000		961,670,000
Commitments and contingencies
Stockholder's Equity (Deficit):
Preferred stock	0	0		0
Common stock	0	0		0
Additional paid-in-capital	311,490,000	311,034,000		309,331,000
(Accumulated deficit) retained earnings	(647,747,000)	(619,640,000)		(580,585,000)
Accumulated other comprehensive loss	(7,104,000)	(6,336,000)		(6,068,000)	1,223,000	324,000
Total stockholder’s deficit	(343,361,000)	(314,942,000)		(277,322,000)	(173,088,000)	(313,482,000)
Total Liabilities and Stockholder's Deficit	906,116,000	881,850,000		892,912,000
Guarantor Ply Gem Holdings, Inc. [Member]
Current Assets:
Cash and cash equivalents	0	0	0	0	0	0
Accounts receivable, net	0	0		0
Inventories:
Raw materials	0	0		0
Work in process	0	0		0
Finished goods	0	0		0
Total inventory	0	0		0
Prepaid expenses and other current assets	0	0		0
Deferred income taxes	0	0		0
Total current assets	0	0		0
Investments in subsidiaries	(343,361,000)	(314,942,000)		(277,322,000)
Property and Equipment, at cost:
Land	0	0		0
Buildings and improvements	0	0		0
Machinery and equipment	0	0		0
Total property and equipment	0	0		0
Less accumulated depreciation	0	0		0
Total property and equipment, net	0	0		0
Other Assets:
Intangible assets, net	0	0		0
Goodwill	0	0		0
Deferred income taxes	0	0		0
Intercompany note receivable	0	0		0
Other	0	0		0
Total other assets	0	0		0
Total Assets	(343,361,000)	(314,942,000)		(277,322,000)
Accounts Payable, Current	0	0		0
Current Liabilities:
Accrued expenses	0	0		0
Total current liabilities	0	0		0
Deferred income taxes	0	0		0
Intercompany note payable	0	0		0
Other long-term liabilities	0	0		0
Long-term debt	0	0		0
Commitments and contingencies
Stockholder's Equity (Deficit):
Preferred stock	0	0		0
Common stock	0	0		0
Additional paid-in-capital	311,490,000	311,034,000		309,331,000
(Accumulated deficit) retained earnings	(647,747,000)	(619,640,000)		(580,585,000)
Accumulated other comprehensive loss	(7,104,000)	(6,336,000)		(6,068,000)
Total stockholder’s deficit	(343,361,000)	(314,942,000)		(277,322,000)
Total Liabilities and Stockholder's Deficit	(343,361,000)	(314,942,000)		(277,322,000)
Issuer Ply Gem Industries, Inc. [Member]
Current Assets:
Cash and cash equivalents	13,441,000	23,332,000	17,777,000	8,578,000	12,172,000	7,341,000
Accounts receivable, net	0	0		0
Inventories:
Raw materials	0	0		0
Work in process	0	0		0
Finished goods	0	0		0
Total inventory	0	0		0
Prepaid expenses and other current assets	881,000	12,000		422,000
Deferred income taxes	0	0		0
Total current assets	14,322,000	23,344,000		9,000,000
Investments in subsidiaries	(195,017,000)	(212,065,000)		(164,863,000)
Property and Equipment, at cost:
Land	0	0		0
Buildings and improvements	0	0		0
Machinery and equipment	2,498,000	2,145,000		1,335,000
Total property and equipment	2,498,000	2,145,000		1,335,000
Less accumulated depreciation	(995,000)	(932,000)		(762,000)
Total property and equipment, net	1,503,000	1,213,000		573,000
Other Assets:
Intangible assets, net	0	0		0
Goodwill	0	0		0
Deferred income taxes	0	0		0
Intercompany note receivable	856,739,000	856,739,000		856,739,000
Other	26,116,000	27,142,000		30,235,000
Total other assets	882,855,000	883,881,000		886,974,000
Total Assets	703,663,000	696,373,000		731,684,000
Accounts Payable, Current	344,000	254,000		720,000
Current Liabilities:
Accrued expenses	20,425,000	32,744,000		36,987,000
Total current liabilities	20,769,000	32,998,000		37,707,000
Deferred income taxes	0	0		0
Intercompany note payable	0	0		0
Other long-term liabilities	9,999,000	13,933,000		9,629,000
Long-term debt	1,016,256,000	964,384,000		961,670,000
Commitments and contingencies
Stockholder's Equity (Deficit):
Preferred stock	0	0		0
Common stock	0	0		0
Additional paid-in-capital	311,490,000	311,034,000		309,331,000
(Accumulated deficit) retained earnings	(647,747,000)	(619,640,000)		(580,585,000)
Accumulated other comprehensive loss	(7,104,000)	(6,336,000)		(6,068,000)
Total stockholder’s deficit	(343,361,000)	(314,942,000)		(277,322,000)
Total Liabilities and Stockholder's Deficit	703,663,000	696,373,000		731,684,000
Guarantor Subsidiaries [Member]
Current Assets:
Cash and cash equivalents	(6,185,000)	(4,307,000)	20,000	(3,408,000)	(1,117,000)	2,592,000
Accounts receivable, net	128,107,000	107,961,000		102,052,000
Inventories:
Raw materials	46,542,000	35,074,000		37,024,000
Work in process	24,535,000	20,220,000		23,619,000
Finished goods	42,769,000	35,927,000		36,282,000
Total inventory	113,846,000	91,221,000		96,925,000
Prepaid expenses and other current assets	12,760,000	13,844,000		9,893,000
Deferred income taxes	5,166,000	5,161,000		5,666,000
Total current assets	253,694,000	213,880,000		211,128,000
Investments in subsidiaries	0	0		0
Property and Equipment, at cost:
Land	3,565,000	3,565,000		3,565,000
Buildings and improvements	36,838,000	36,320,000		35,280,000
Machinery and equipment	287,492,000	281,885,000		262,349,000
Total property and equipment	327,895,000	321,770,000		301,194,000
Less accumulated depreciation	(233,601,000)	(228,596,000)		(206,585,000)
Total property and equipment, net	94,294,000	93,174,000		94,609,000
Other Assets:
Intangible assets, net	90,153,000	94,356,000		121,148,000
Goodwill	383,042,000	383,042,000		382,165,000
Deferred income taxes	0	0		0
Intercompany note receivable	0	0		0
Other	2,691,000	2,717,000		2,129,000
Total other assets	475,886,000	480,115,000		505,442,000
Total Assets	823,874,000	787,169,000		811,179,000
Accounts Payable, Current	75,052,000	63,110,000		44,652,000
Current Liabilities:
Accrued expenses	56,413,000	58,547,000		50,790,000
Total current liabilities	131,465,000	121,657,000		95,442,000
Deferred income taxes	13,002,000	10,049,000		9,865,000
Intercompany note payable	856,739,000	856,739,000		856,739,000
Other long-term liabilities	49,823,000	45,811,000		47,240,000
Long-term debt	0	0		0
Commitments and contingencies
Stockholder's Equity (Deficit):
Preferred stock	0	0		0
Common stock	0	0		0
Additional paid-in-capital	453,289,000	407,525,000		421,277,000
(Accumulated deficit) retained earnings	(680,444,000)	(654,612,000)		(619,384,000)
Accumulated other comprehensive loss	0	0		0
Total stockholder’s deficit	(227,155,000)	(247,087,000)		(198,107,000)
Total Liabilities and Stockholder's Deficit	823,874,000	787,169,000		811,179,000
Non-Guarantor Subsidiary [Member]
Current Assets:
Cash and cash equivalents	3,906,000	8,169,000	2,400,000	6,530,000	6,443,000	7,130,000
Accounts receivable, net	8,446,000	7,091,000		7,463,000
Inventories:
Raw materials	5,084,000	4,878,000		4,885,000
Work in process	670,000	711,000		667,000
Finished goods	3,110,000	3,482,000		2,328,000
Total inventory	8,864,000	9,071,000		7,880,000
Prepaid expenses and other current assets	2,420,000	1,528,000		2,957,000
Deferred income taxes	58,000	11,000		9,000
Total current assets	23,694,000	25,870,000		24,839,000
Investments in subsidiaries	0	0		0
Property and Equipment, at cost:
Land	172,000	172,000		172,000
Buildings and improvements	1,584,000	1,621,000		1,308,000
Machinery and equipment	9,252,000	9,245,000		8,436,000
Total property and equipment	11,008,000	11,038,000		9,916,000
Less accumulated depreciation	(6,454,000)	(6,320,000)		(5,253,000)
Total property and equipment, net	4,554,000	4,718,000		4,663,000
Other Assets:
Intangible assets, net	0	0		0
Goodwill	9,182,000	9,413,000		9,302,000
Deferred income taxes	2,871,000	2,981,000		3,121,000
Intercompany note receivable	0	0		0
Other	0	0		0
Total other assets	12,053,000	12,394,000		12,423,000
Total Assets	40,301,000	42,982,000		41,925,000
Accounts Payable, Current	4,186,000	4,433,000		4,718,000
Current Liabilities:
Accrued expenses	3,080,000	2,627,000		3,104,000
Total current liabilities	7,266,000	7,060,000		7,822,000
Deferred income taxes	0	0		0
Intercompany note payable	0	0		0
Other long-term liabilities	897,000	900,000		859,000
Long-term debt	0	0		0
Commitments and contingencies
Stockholder's Equity (Deficit):
Preferred stock	0	0		0
Common stock	0	0		0
Additional paid-in-capital	5,763,000	5,737,000		6,562,000
(Accumulated deficit) retained earnings	21,258,000	23,400,000		21,630,000
Accumulated other comprehensive loss	5,117,000	5,885,000		5,052,000
Total stockholder’s deficit	32,138,000	35,022,000		33,244,000
Total Liabilities and Stockholder's Deficit	40,301,000	42,982,000		41,925,000
Consolidating Adjustments [Member]
Current Assets:
Cash and cash equivalents	0	0	0	0	0	0
Accounts receivable, net	0	0		0
Inventories:
Raw materials		0		0
Work in process	0	0		0
Finished goods	0	0		0
Total inventory	0	0		0
Prepaid expenses and other current assets	0	0		0
Deferred income taxes	0	0		0
Total current assets	0	0		0
Investments in subsidiaries	538,378,000	527,007,000		442,185,000
Property and Equipment, at cost:
Land	0	0		0
Buildings and improvements	0	0		0
Machinery and equipment	0	0		0
Total property and equipment	0	0		0
Less accumulated depreciation	0	0		0
Total property and equipment, net	0	0		0
Other Assets:
Intangible assets, net	0	0		0
Goodwill	0	0		0
Deferred income taxes	0	0		0
Intercompany note receivable	(856,739,000)	(856,739,000)		(856,739,000)
Other	0	0		0
Total other assets	(856,739,000)	(856,739,000)		(856,739,000)
Total Assets	(318,361,000)	(329,732,000)		(414,554,000)
Accounts Payable, Current	0	0		0
Current Liabilities:
Accrued expenses	0	0		0
Total current liabilities	0	0		0
Deferred income taxes	0	0		0
Intercompany note payable	(856,739,000)	(856,739,000)		(856,739,000)
Other long-term liabilities	0	0		0
Long-term debt	0	0		0
Commitments and contingencies
Stockholder's Equity (Deficit):
Preferred stock	0	0		0
Common stock	0	0		0
Additional paid-in-capital	(770,542,000)	(724,296,000)		(737,170,000)
(Accumulated deficit) retained earnings	1,306,933,000	1,250,852,000		1,178,339,000
Accumulated other comprehensive loss	1,987,000	451,000		1,016,000
Total stockholder’s deficit	538,378,000	527,007,000		442,185,000
Total Liabilities and Stockholder's Deficit	$ (318,361,000)	$ (329,732,000)		$ (414,554,000)

GUARANTOR/NON-GUARANTOR FINANCIAL INFORMATION, Condensed Consolidating Statement of Cash Flows (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 30, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income (loss)	$ (28,107)	$ (25,642)	$ (39,055)	$ (84,507)	$ 27,667
Adjustments to reconcile net loss to cash provided by (used in) operating activities:
Depreciation and amortization expense	9,715	13,317	52,277	54,020	60,718
Non-cash interest expense, net	2,833	2,905	11,428	10,518	9,800
Gain on foreign currency transactions	33	(68)	(409)	(492)	(510)
(Gain) loss on modification or extinguishment of debt			3,607	27,863	(98,187)
Write-off of previously capitalized offering costs			0	0	1,571
Stock based compensation	456	376	1,703	430	164
Deferred income taxes	3,048	806	1,027	6,293	1,603
Reduction in tax uncertainty, net of valuation allowance	(206)	862	(92)	(6,617)	0
Equity Income In Consolidated Subsidiaries	0	0	0	0	0
Other	(8)	(1)	(37)	(484)	(168)
Changes in operating assets and liabilities:
Accounts receivable, net	(21,329)	(22,706)	(5,377)	(13,266)	(3,023)
Inventories	(22,229)	(9,734)	4,696	(6,413)	(120)
Prepaid expenses and other current assets	(511)	(1,365)	(2,534)	(1,948)	7,624
Accounts payable	11,697	23,961	17,606	(4,772)	1,917
Accrued expenses	(13,235)	(19,322)	4,592	15,314	452
Cash payments on restructuring liabilities	(539)	0	(1,177)	(407)	(2,630)
Other	(1,032)	96	449	1,009	(130)
Net cash provided by (used in) operating activities	(59,414)	(36,515)	48,704	(3,459)	6,748
Cash flows from investing activities:
Capital expenditures	(6,665)	(3,350)	(24,646)	(11,490)	(11,105)
Proceeds from sale of assets	11	121	193	102	2,032
Acquisitions, net of cash acquired			(100)	0	0
Net cash used in investing activities	(6,654)	(3,229)	(24,553)	(11,388)	(9,073)
Cash flows from financing activities:
Proceeds from long-term debt	0	34,000	102,991	423,684	145,709
Payments on long-term debt			(58,991)	(348,684)	(141,191)
Net revolver borrowings (payments)	50,000	15,000	(40,000)	55,000	5,000
Net revolver borrowings				(30,000)
Proceeds from intercompany investment	0	0	0	0	0
Equity contribution					2,428
Payment of early tender premium			(9,844)	(49,769)	0
Equity repurchases			0	(14,049)	(2,978)
Debt issuance costs paid	(62)	(866)	(2,969)	(26,984)	(5,029)
Tax payments on behalf of parent			0	0	(1,532)
Net cash provided by (used in) financing activities	49,938	48,134	(8,813)	9,198	2,407
Impact of exchange rate movements on cash	98	107	156	(149)	353
Net increase (decrease) in cash and cash equivalents	(16,032)	8,497	15,494	(5,798)	435
Cash and cash equivalents at the beginning of the period	27,194	11,700	11,700	17,498	17,063
Cash and cash equivalents at the end of the period	11,162	20,197	27,194	11,700	17,498
Guarantor Ply Gem Holdings, Inc. [Member]
Cash flows from operating activities:
Net income (loss)	(28,107)	(25,642)	(39,055)	(84,507)	27,667
Adjustments to reconcile net loss to cash provided by (used in) operating activities:
Depreciation and amortization expense	0	0	0	0	0
Non-cash interest expense, net	0	0	0	0	0
Gain on foreign currency transactions	0	0	0	0	0
(Gain) loss on modification or extinguishment of debt			0	0	0
Write-off of previously capitalized offering costs					0
Stock based compensation	0	0	0	0	0
Deferred income taxes	0	0	0	0	0
Reduction in tax uncertainty, net of valuation allowance	0	0	0	0
Equity Income In Consolidated Subsidiaries	28,107	25,642	39,055	84,507	(27,667)
Other	0	0	0	0	0
Changes in operating assets and liabilities:
Accounts receivable, net	0	0	0	0	0
Inventories	0	0	0	0	0
Prepaid expenses and other current assets	0	0	0	0	0
Accounts payable	0	0	0	0	0
Accrued expenses	0	0	0	0	0
Cash payments on restructuring liabilities	0		0	0	0
Other	0	0	0	0	0
Net cash provided by (used in) operating activities	0	0	0	0	0
Cash flows from investing activities:
Capital expenditures	0	0	0	0	0
Proceeds from sale of assets	0	0	0	0	0
Acquisitions, net of cash acquired			0
Net cash used in investing activities	0	0	0	0	0
Cash flows from financing activities:
Proceeds from long-term debt		0	0	0	0
Payments on long-term debt			0	0	0
Net revolver borrowings (payments)	0	0	0	0	0
Net revolver borrowings				0
Proceeds from intercompany investment	0	0	0	0	0
Equity contribution					0
Payment of early tender premium			0	0
Equity repurchases			0	0	0
Debt issuance costs paid	0	0	0	0	0
Tax payments on behalf of parent					0
Net cash provided by (used in) financing activities	0	0	0	0	0
Impact of exchange rate movements on cash	0	0	0	0	0
Net increase (decrease) in cash and cash equivalents	0	0	0	0	0
Cash and cash equivalents at the beginning of the period	0	0	0	0	0
Cash and cash equivalents at the end of the period	0	0	0	0	0
Issuer Ply Gem Industries, Inc. [Member]
Cash flows from operating activities:
Net income (loss)	(28,107)	(25,642)	(39,055)	(84,507)	27,667
Adjustments to reconcile net loss to cash provided by (used in) operating activities:
Depreciation and amortization expense	63	42	171	169	168
Non-cash interest expense, net	2,833	2,905	11,428	10,518	9,800
Gain on foreign currency transactions	0	0	0	0	0
(Gain) loss on modification or extinguishment of debt			3,607	27,863	(98,187)
Write-off of previously capitalized offering costs					1,571
Stock based compensation	456	376	1,703	431	164
Deferred income taxes	0	0	0	0	0
Reduction in tax uncertainty, net of valuation allowance	0	0	0	0
Equity Income In Consolidated Subsidiaries	27,974	25,481	33,458	59,179	52,648
Other	0	0	0	0	0
Changes in operating assets and liabilities:
Accounts receivable, net	0	0	0	0	0
Inventories	0	0	0	0	0
Prepaid expenses and other current assets	(743)	(623)	616	(176)	(1,488)
Accounts payable	90	(300)	(466)	321	(199)
Accrued expenses	(16,253)	(15,657)	(562)	11,300	(4,384)
Cash payments on restructuring liabilities	0		0	0	0
Other	0	0	0	(1)	(1)
Net cash provided by (used in) operating activities	(13,687)	(13,418)	10,900	25,097	(12,241)
Cash flows from investing activities:
Capital expenditures	(352)	(296)	(810)	(63)	0
Proceeds from sale of assets	0	0	0	0	0
Acquisitions, net of cash acquired			0
Net cash used in investing activities	(352)	(296)	(810)	(63)	0
Cash flows from financing activities:
Proceeds from long-term debt		34,000	102,991	423,684	145,709
Payments on long-term debt			(58,991)	(348,684)	(141,191)
Net revolver borrowings (payments)	50,000	15,000	(40,000)	55,000	5,000
Net revolver borrowings				(30,000)
Proceeds from intercompany investment	(45,790)	(25,221)	13,477	(37,826)	14,665
Equity contribution					2,428
Payment of early tender premium			(9,844)	(49,769)
Equity repurchases			0	(14,049)	(2,978)
Debt issuance costs paid	(62)	(866)	(2,969)	(26,984)	(5,029)
Tax payments on behalf of parent					(1,532)
Net cash provided by (used in) financing activities	4,148	22,913	4,664	(28,628)	17,072
Impact of exchange rate movements on cash	0	0	0	0	0
Net increase (decrease) in cash and cash equivalents	(9,891)	9,199	14,754	(3,594)	4,831
Cash and cash equivalents at the beginning of the period	23,332	8,578	8,578	12,172	7,341
Cash and cash equivalents at the end of the period	13,441	17,777	23,332	8,578	12,172
Guarantor Subsidiaries [Member]
Cash flows from operating activities:
Net income (loss)	(25,832)	(24,821)	(35,228)	(61,040)	(58,978)
Adjustments to reconcile net loss to cash provided by (used in) operating activities:
Depreciation and amortization expense	9,283	13,032	51,095	52,951	59,761
Non-cash interest expense, net	0	0	0	0	0
Gain on foreign currency transactions	0	0	0	0	0
(Gain) loss on modification or extinguishment of debt			0	0	0
Write-off of previously capitalized offering costs					0
Stock based compensation	0	0	0	(1)	0
Deferred income taxes	2,948	835	844	7,872	981
Reduction in tax uncertainty, net of valuation allowance	(206)	837	(92)	(6,617)
Equity Income In Consolidated Subsidiaries	0	0	0	0	0
Other	(8)	2	(37)	(481)	(156)
Changes in operating assets and liabilities:
Accounts receivable, net	(20,146)	(22,689)	(5,909)	(13,107)	(3,730)
Inventories	(22,625)	(9,993)	5,704	(5,253)	(1,384)
Prepaid expenses and other current assets	1,117	2,013	(4,586)	(1,622)	6,634
Accounts payable	11,845	26,023	19,195	(6,593)	1,090
Accrued expenses	2,728	(4,287)	5,794	3,256	4,211
Cash payments on restructuring liabilities	(539)		(1,177)	(407)	(2,630)
Other	(34)	3	(240)	531	(554)
Net cash provided by (used in) operating activities	(41,469)	(19,045)	35,363	(30,511)	5,245
Cash flows from investing activities:
Capital expenditures	(6,210)	(2,869)	(22,969)	(10,490)	(10,275)
Proceeds from sale of assets	11	121	284	102	2,032
Acquisitions, net of cash acquired			(100)
Net cash used in investing activities	(6,199)	(2,748)	(22,785)	(10,388)	(8,243)
Cash flows from financing activities:
Proceeds from long-term debt		0	0	0	0
Payments on long-term debt			0	0	0
Net revolver borrowings (payments)	0	0	0	0	0
Net revolver borrowings				0
Proceeds from intercompany investment	45,790	25,221	(13,477)	38,608	(711)
Equity contribution					0
Payment of early tender premium			0	0
Equity repurchases			0	0	0
Debt issuance costs paid	0	0	0	0	0
Tax payments on behalf of parent					0
Net cash provided by (used in) financing activities	45,790	25,221	(13,477)	38,608	(711)
Impact of exchange rate movements on cash	0	0	0	0	0
Net increase (decrease) in cash and cash equivalents	(1,878)	3,428	(899)	(2,291)	(3,709)
Cash and cash equivalents at the beginning of the period	(4,307)	(3,408)	(3,408)	(1,117)	2,592
Cash and cash equivalents at the end of the period	(6,185)	20	(4,307)	(3,408)	(1,117)
Non-Guarantor Subsidiary [Member]
Cash flows from operating activities:
Net income (loss)	(2,142)	(660)	1,770	1,861	6,330
Adjustments to reconcile net loss to cash provided by (used in) operating activities:
Depreciation and amortization expense	369	243	1,011	900	789
Non-cash interest expense, net	0	0	0	0	0
Gain on foreign currency transactions	33	(68)	(409)	(492)	(510)
(Gain) loss on modification or extinguishment of debt			0	0	0
Write-off of previously capitalized offering costs					0
Stock based compensation	0	0	0	0	0
Deferred income taxes	100	(29)	183	(1,579)	622
Reduction in tax uncertainty, net of valuation allowance	0	25	0	0
Equity Income In Consolidated Subsidiaries	0	0	0	0	0
Other	0	(3)	0	(3)	(12)
Changes in operating assets and liabilities:
Accounts receivable, net	(1,183)	(17)	532	(159)	707
Inventories	396	259	(1,008)	(1,160)	1,264
Prepaid expenses and other current assets	(885)	(2,755)	1,436	(150)	2,478
Accounts payable	(238)	(1,762)	(1,123)	1,500	1,026
Accrued expenses	290	622	(640)	758	625
Cash payments on restructuring liabilities	0		0	0	0
Other	(998)	93	689	479	425
Net cash provided by (used in) operating activities	(4,258)	(4,052)	2,441	1,955	13,744
Cash flows from investing activities:
Capital expenditures	(103)	(185)	(867)	(937)	(830)
Proceeds from sale of assets	0	0	(91)	0	0
Acquisitions, net of cash acquired			0
Net cash used in investing activities	(103)	(185)	(958)	(937)	(830)
Cash flows from financing activities:
Proceeds from long-term debt		0	0	0	0
Payments on long-term debt			0	0	0
Net revolver borrowings (payments)	0	0	0	0	0
Net revolver borrowings				0
Proceeds from intercompany investment	0	0	0	(782)	(13,954)
Equity contribution					0
Payment of early tender premium			0	0
Equity repurchases			0	0	0
Debt issuance costs paid	0	0	0	0	0
Tax payments on behalf of parent					0
Net cash provided by (used in) financing activities	0	0	0	(782)	(13,954)
Impact of exchange rate movements on cash	98	107	156	(149)	353
Net increase (decrease) in cash and cash equivalents	(4,263)	(4,130)	1,639	87	(687)
Cash and cash equivalents at the beginning of the period	8,169	6,530	6,530	6,443	7,130
Cash and cash equivalents at the end of the period	3,906	2,400	8,169	6,530	6,443
Consolidating Adjustments [Member]
Cash flows from operating activities:
Net income (loss)	56,081	51,123	72,513	143,686	24,981
Adjustments to reconcile net loss to cash provided by (used in) operating activities:
Depreciation and amortization expense	0	0	0	0	0
Non-cash interest expense, net	0	0	0	0	0
Gain on foreign currency transactions	0	0	0	0	0
(Gain) loss on modification or extinguishment of debt			0	0	0
Write-off of previously capitalized offering costs					0
Stock based compensation	0	0		0	0
Deferred income taxes	0	0	0	0	0
Reduction in tax uncertainty, net of valuation allowance	0	0	0	0
Equity Income In Consolidated Subsidiaries	(56,081)	(51,123)	(72,513)	(143,686)	(24,981)
Other	0	0	0	0	0
Changes in operating assets and liabilities:
Accounts receivable, net	0	0	0	0	0
Inventories	0	0	0	0	0
Prepaid expenses and other current assets	0	0	0	0	0
Accounts payable	0	0	0	0	0
Accrued expenses	0	0	0	0	0
Cash payments on restructuring liabilities	0		0	0	0
Other	0	0	0	0	0
Net cash provided by (used in) operating activities	0	0	0	0	0
Cash flows from investing activities:
Capital expenditures	0	0	0	0	0
Proceeds from sale of assets	0	0	0	0	0
Acquisitions, net of cash acquired			0
Net cash used in investing activities	0	0	0	0	0
Cash flows from financing activities:
Proceeds from long-term debt		0	0	0	0
Payments on long-term debt			0	0	0
Net revolver borrowings (payments)	0	0	0	0	0
Net revolver borrowings				0
Proceeds from intercompany investment	0	0	0	0	0
Equity contribution					0
Payment of early tender premium			0	0
Equity repurchases			0	0	0
Debt issuance costs paid	0	0	0	0	0
Tax payments on behalf of parent					0
Net cash provided by (used in) financing activities	0	0	0	0	0
Impact of exchange rate movements on cash	0	0	0	0	0
Net increase (decrease) in cash and cash equivalents	0	0	0	0	0
Cash and cash equivalents at the beginning of the period	0	0	0	0	0
Cash and cash equivalents at the end of the period	$ 0	$ 0	$ 0	$ 0	$ 0

SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS (Details) (Allowance for Doubtful Accounts [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Allowance for Doubtful Accounts [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Valuation Allowances and Reserves, Balance	$ 3,584	$ 3,883	$ 5,294	$ 5,467
Valuation Allowances and Reserves, Charged to Cost and Expense	778	1,501	3,193
Valuation Allowances and Reserves, Charged to Other Accounts	0	(24)	(43)
Valuation Allowances and Reserves, Deductions Net of Recoveries	$ 1,077	$ 2,888	$ 3,323